FILE NO. 33-10722
                                                               FILE NO. 811-4932
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-1A
                                   ---------
                          REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933            (X)
                          Pre-Effective Amendment No.            ( )
                        Post-Effective Amendment No. 20          (X)
                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940        (X)
                                Amendment No. 20                 (X)
                                   ---------
                             JOHN HANCOCK WORLD FUND
               (Exact Name of Registrant as Specified in Charter)
                             101 Huntington Avenue
                        Boston, Massachusetts 02199-7603
              (Address of Principal Executive Offices) (Zip Code)
                 Registrant's Telephone Number, (617) 375-1700
                                   ---------
                                 SUSAN S. NEWTON
                          Vice President and Secretary
                          John Hancock Advisers, Inc.
                             101 Huntington Avenue
                          Boston, Massachusetts 02199
                    (Name and Address of Agent for Service)
                                   ---------

It is proposed that this filing will become effective:
( ) immediately upon filing pursuant to paragraph (b) of Rule 485
(X) on January 1, 1997 pursuant to paragraph (b) of Rule 485
( ) 60 days after filing pursuant to paragraph (a) of Rule 485
( ) on (date) pursuant to paragraph (a) of Rule 485

Pursuant to Rule 24f-2 under the Investment Company Act of 1940, Registrant has registered an indefinite number of securities under the Securities Act of 1933. A Rule 24f-2 Notice for the Registrant's most recent fiscal year was filed on October 29, 1996.


Item Number Form N-1A,                                                          Statement of Additional
      Part A                          Prospectus Caption                          Information Caption
      ------                          ------------------                          -------------------
        1                     Front Cover Page                                             *
        2                     Overview; Investor Expenses;                                 *

        3                     Financial Highlights                                         *

        4                     Overview; Goal and Strategy; Portfolio                       *
                              Securities; Risk Factors; Business
                              Structure; More About Risk

        5                     Overview; Business Structure;                                *
                              Manager/Subadviser; Investor Expenses

        6                     Choosing a Share Class; Buying Shares;                       *
                              Selling Shares; Transaction Policies;
                              Dividends and Account Policies;
                              Additional Investor Services

        7                     Choosing a Share Class; How Sales Charges                    *
                              are Calculated; Sales Charge Deductions
                              and Waivers; Opening an Account; Buying
                              Shares; Transaction Policies; Additional
                              Investor Services

        8                     Selling Shares; Transaction Policies;                        *
                              Dividends and Account Policies

        9                     Not Applicable                                               *

       10                                        *                         Front Cover Page

       11                                        *                         Table of Contents

       12                                        *                         Organization of the Fund

       13                                        *                         Investment Objectives and Policies;
                                                                           Certain Investment Practices;
                                                                           Investment Restrictions

       14                                        *                         Those Responsible for Management

       15                                        *                         Those Responsible for Management

       16                                        *                         Investment Advisory; Subadvisory
                                                                           and Other Services; Distribution
                                                                           Contract; Transfer Agent Services;
                                                                           Custody of Portfolio; Independent
                                                                           Auditors

       17                                        *                         Brokerage Allocation

       18                                        *                         Description of Fund's Shares

       19                                        *                         Net Asset Value; Additional
                                                                           Services and Programs

       20                                        *                         Tax Status

       21                                        *                         Distribution Contract

       22                                        *                         Calculation of Performance

       23                                        *                         Financial Statements


                              JOHN HANCOCK
                              International/
                              Global Funds

                              [shape logo]

--------------------------------------------------------------------

Prospectus

August 30, 1996*

This prospectus gives vital information about these funds. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.

Please note that these funds:

[bullet] are not bank deposits

[bullet] are not federally insured

[bullet] are not endorsed by any bank or government agency

[bullet] are not guaranteed to achieve their goal(s)

Short-Term Strategic Income Fund may invest up to 67% in junk bonds; read risk information carefully.

Like all mutual fund shares, these securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission, nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

*December 2, 1996 for Global Technology Fund. January 1, 1997 for Global Marketplace Fund, Global Rx Fund and Pacific Basin Equities Fund.

Growth

Global Fund
Global Marketplace Fund
Global Rx Fund
Global Technology Fund
International Fund
Pacific Basin Equities Fund

Income

Short-Term Strategic Income Fund
World Bond Fund

[shape logo] JOHN HANCOCK FUNDS
             A Global Investment Management Firm

             101 Huntington Avenue, Boston, Massachusetts 02199-7603

Contents
----------------------------------------------------------------------------
   [circle] Growth
            Global Fund                                                     4
            Global Marketplace Fund                                         6
            Global Rx Fund                                                  8
            Global Technology Fund                                         10
            International Fund                                             12
            Pacific Basin Equities Fund                                    14
   [square] Income
            Short-Term Strategic Income Fund                               16
            World Bond Fund                                                18

            Your account
            Choosing a share class                                         20
            How sales charges are calculated                               20
            Sales charge reductions and waivers                            21
            Opening an account                                             22
            Buying shares                                                  23
            Selling shares                                                 24
            Transaction policies                                           26
            Dividends and account policies                                 26
            Additional investor services                                   27

            Fund details
            Business structure                                             28
            Sales compensation                                             29
            More about risk                                                31
            For more information                                   back cover

[left-hand margin]

A fund-by-fund look at goals,
strategies, risks, expenses and
financial history.

Policies and instructions for opening,
maintaining and closing an account
in any international/global fund.

Details that apply to the
international/global funds as
a group.

Overview
------------------------------------------------------------------------------

GOAL OF THE INTERNATIONAL/GLOBAL FUNDS

John Hancock international/global funds invest in foreign and U.S. securities. Most of the funds invest primarily in stocks and seek long-term growth of capital. Two funds invest primarily in bonds and seek current income or maximum total return. Each fund has its own strategy and own risk/reward profile. Because you could lose money by investing in these funds, be sure to read all risk disclosure carefully before investing.

WHO MAY WANT TO INVEST

These funds may be appropriate for investors who:

[bullet] are seeking to diversify a portfolio of domestic investments

[bullet] are seeking access to markets that can be less accessible to individual investors

[bullet] are seeking funds for the growth or income portion of an asset allocation portfolio

[bullet] are investing for goals that are many years in the future

International/global funds may NOT be appropriate if you:

[bullet] are investing with a shorter time horizon in mind

[bullet] are uncomfortable with an investment whose value may vary substantially

[bullet] want to limit your exposure to foreign securities

THE MANAGEMENT FIRM

All John Hancock international/global funds are managed by John Hancock Advisers, Inc. Founded in 1968, John Hancock Advisers is a wholly owned subsidiary of John Hancock Mutual Life Insurance Company and manages more than $19 billion in assets.

FUND INFORMATION KEY

Concise fund-by-fund descriptions begin on the next page. Each description provides the following information:

[items in square brackets are icons]

[target] Goal and strategy The fund's particular investment goals and the strategies it intends to use in pursuing those goals.

[folder] Portfolio securities The primary types of securities in which the fund invests. Secondary investments are described in "More about risk" at the end of the prospectus.

[graph] Risk factors The major risk factors associated with the fund.

[person] Portfolio management The individual or group (including subadvisers, if any) designated by the investment adviser to handle the fund's day-to-day management.

[%] Expenses The overall costs borne by an investor in the fund, including sales charges and annual expenses.

[$] Financial highlights A table showing the fund's financial performance for up to ten years, by share class. A bar chart showing total return allows you to compare the fund's historical risk level to those of other funds.

Global Fund

REGISTRANT NAME: FREEDOM INVESTMENT TRUST II
                                TICKER SYMBOL   CLASS A: JHGAX   CLASS B: FGLOX
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GOAL AND STRATEGY

[target] The fund seeks long-term growth of capital. To pursue this goal, the fund invests primarily in common stocks of foreign and U.S. companies. The fund maintains a diversified portfolio of company and government securities from around the world. Under normal circumstances, the fund expects to invest in the securities markets of at least three countries at any one time, potentially including the U.S.

The fund does not maintain a fixed allocation of assets, either with respect to securities type or to geography.

PORTFOLIO SECURITIES

[folder] Under normal circumstances, the fund invests at least 65% of assets in common stocks and convertible securities, but may invest in virtually any type of security, foreign or domestic, including preferred and convertible securities, warrants and investment-grade debt securities. Not counting short-term securities, the fund generally expects that no more than 5% of assets will be invested in debt securities.

For liquidity and flexibility, the fund may place up to 35% of assets in investment-grade short-term securities. In abnormal market conditions, it may invest up to 100% in these securities as a defensive tactic. The fund also may invest in certain higher-risk securities, and may engage in other investment practices.

RISK FACTORS

[graph] As with any growth fund, the value of your investment will fluctuate in response to stock market movements.

Because it invests internationally, the fund carries additional risks, including currency, information, natural event and political risks. These risks, which may make the fund more volatile than a comparable domestic growth fund, are defined in "More about risk" starting on page 31. The risks of international investing are higher in emerging markets such as those of Latin America, Southeast Asia and Eastern Europe.

To the extent that the fund utilizes higher-risk securities and practices, it takes on further risks that could adversely affect its performance. Please read "More about risk" carefully before investing.

MANAGEMENT/SUBADVISER

[person] Miren Etcheverry, John L.F. Wills, and Gerardo J. Espinoza lead the portfolio management team. Ms. Etcheverry and Mr. Espinoza are senior vice presidents and joined John Hancock Funds in December 1996, having been in the investment business since 1978 and 1979, respectively. Mr. Wills is a senior vice president of the adviser and managing director of the subadviser, John Hancock Advisers International. He joined John Hancock Funds in 1987 and has been in the investment business since 1969.

Investor expenses

[%] Fund investors pay various expenses, either directly or indirectly. The figures below show the expenses for the past year, adjusted to reflect any changes. Future expenses may be greater or less.


Shareholder transaction expenses                   Class A       Class B
Maximum sales charge imposed on purchases
(as a percentage of offering price)                5.00%         none
Maximum sales charge imposed on
reinvested dividends                               none          none
Maximum deferred sales charge                      none(1)       5.00%
Redemption fee(2)                                  none          none
Exchange fee                                       none          none

Annual fund operating expenses (as a % of average net assets)
Management fee(3)                                  0.96%         0.96%
12b-1 fee(4)                                       0.30%         1.00%
Other expenses                                     0.61%         0.61%
Total fund operating expenses                      1.87%         2.57%

Example The table below shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.

Share class               Year 1  Year 3   Year 5   Year 10
Class A shares            $68     $106     $146     $258
Class B shares
 Assuming redemption
 at end of period         $76     $110     $157     $273
 Assuming no redemption   $26     $80      $137     $273

This example is for comparison purposes only and is not a representation of the fund's actual expenses and returns, either past or future.

(1) Except for investments of $1 million or more; see "How sales charges are calculated."
(2) Does not include wire redemption fee (currently $4.00).
(3) Includes a subadviser fee equal to 0.70% of the fund's net assets.
(4) Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.

4  GROWTH - GLOBAL FUND

FINANCIAL HIGHLIGHTS

[$] The figures below have been audited by the fund's independent auditors, Price Waterhouse LLP.

Volatility, as indicated by Class B
year-by-year total investment return (%)
(scale varies from fund to fund)

[typeset representation of bar chart]

35.42%(5)   (16.97)(5)   7.05   30.22   (10.42)   14.04   (3.85)   34.95
7.97   (1.01)   11.71(5)

[end bar chart]

Class A - period ended:                 10/92(1)     10/93          10/94          10/95          4/96(2)
Per share operating performance
Net asset value, beginning of period    $11.31         $10.55         $14.30         $14.16         $12.67
Net investment income (loss)             (0.04)(3)      (0.10)(3)      (0.07)(3)      (0.03)(3)      (0.04)
Net realized and unrealized gain (loss)
on investments and foreign currency
transactions                             (0.72)          3.85           1.24          (0.13)          1.48
Total from investment operations         (0.76)          3.75           1.17          (0.16)          1.44
Less distributions:
  Distributions from net realized gain
  on investments sold and foreign
  currency transactions                     --             --          (1.31)         (1.33)         (0.88)
Net asset value, end of period          $10.55         $14.30         $14.16         $12.67         $13.23
Total investment return at net
asset value(4) (%)                     (6.72)(5)        35.55           8.64          (0.37)         12.07(5)
Ratios and supplemental data
Net assets, end of period (000s
omitted) ($)                            76,980         90,787        100,973         93,597         99,606
Ratio of expenses to average net
assets (%)                                2.47(6)        2.12           1.98           1.87           1.89(6)
Ratio of net investment income (loss)
to average net assets (%)                (0.60)(6)      (0.86)         (0.54)         (0.23)         (0.69)(6)
Portfolio turnover rate (%)                 69            108             61             60             40
Average brokerage commission rate(7) ($)   N/A            N/A            N/A            N/A           0.02

Class B - period ended:                 5/87(8)   10/87(9)       10/88     10/89     10/90     10/91
Per share operating performance
Net asset value, beginning of period    $9.60     $13.00         $10.42    $10.67    $13.58    $9.94
Net investment income (loss)             0.08      (0.05)          0.01     (0.10)    (0.02)   (0.01)(3)
Net realized and unrealized gain
(loss) on investments and foreign
currency transactions                    3.32      (2.08)          0.69      3.25     (1.12)    1.35
Total from investment operations         3.40      (2.13)          0.70      3.15     (1.14)    1.34
Less distributions:
  Distributions from net investment
  income                                   --      (0.12)            --     (0.01)       --       --
  Distributions from net realized gain
  on investments sold and foreign
  currency transactions                    --      (0.33)         (0.45)    (0.23)    (2.50)   (0.36)
  Total distributions                      --      (0.45)         (0.45)    (0.24)    (2.50)   (0.36)
Net asset value, end of period         $13.00     $10.42         $10.67    $13.58     $9.94   $10.92
Total investment return at net
asset value(4) (%)                      35.42(5)  (16.97)(5)       7.05     30.22    (10.42)   14.04
Ratios and supplemental data
Net assets, end of period (000s
omitted) ($)                           62,264     50,883         34,380    35,596    33,281   28,686
Ratio of expenses to average
net assets (%)                           2.38(6)    2.56(6)        2.55      2.30      2.46     2.60
Ratio of net investment income (loss)
to average net assets (%)                0.99(6)   (0.78)(6)       0.09     (0.47)    (0.59)   (0.12)
Portfolio turnover rate (%)                91         81            142       138        58      106
Average brokerage commission rate(7) ($)  N/A        N/A            N/A       N/A       N/A      NA

Class B - period ended:                 10/92          10/93          10/94          10/95          4/96(2)
Per share operating performance
Net asset value, beginning of period    $10.92         $10.50         $14.17         $13.93         $12.36
Net investment income (loss)             (0.12)(3)      (0.15)(3)      (0.15)(3)      (0.11)(3)      (0.08)
Net realized and unrealized gain
(loss) on investments and foreign
currency transactions                    (0.30)          3.82           1.22          (0.13)          1.44
Total from investment operations         (0.42)          3.67           1.07          (0.24)          1.36
Less distributions:
  Distributions from net investment
  income                                    --             --             --             --             --
  Distributions from net realized gain
  on investments sold and foreign
  currency transactions                     --             --          (1.31)         (1.33)         (0.88)
  Total distributions                       --             --          (1.31)         (1.33)         (0.88)
Net asset value, end of period          $10.50         $14.17         $13.93         $12.36         $12.84
Total investment return at net
asset value(4) (%)                       (3.85)         34.95           7.97          (1.01)         11.71(5)
Ratios and supplemental data
Net assets, end of period (000s
omitted) ($)                            11,475         19,340         31,822         24,570         27,201
Ratio of expenses to average
net assets (%)                            2.68           2.49           2.59           2.57           2.55(6)
Ratio of net investment income (loss)
to average net assets (%)                (1.03)         (1.25)         (1.12)         (0.89)         (1.35)(6)
Portfolio turnover rate (%)                 69            108             61             60             40
Average brokerage commission rate(7) ($)   N/A            N/A            N/A            N/A           0.02

(1) Class A shares commenced operations on January 3, 1992.
(2) Six months ended April 30, 1996. (Unaudited.)
(3) Based on the average of the shares outstanding at the end of each month.
(4) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(5) Not annualized.
(6) Annualized.
(7) Per portfolio share traded. Required for fiscal years that began September 1, 1995 or later.
(8) For the period September 2, 1986 (commencement of operations) to May 31,
    1987.
(9) For the period June 1, 1987 to October 31, 1987.

                                                          GROWTH - GLOBAL FUND 5

Global Marketplace Fund

REGISTRANT NAME: JOHN HANCOCK WORLD FUND
                                TICKER SYMBOL   CLASS A: JHGMX   CLASS B: JHMBX
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GOAL AND STRATEGY

[target] The fund seeks long-term capital appreciation. To pursue this goal, the fund invests primarily in foreign and U.S. stocks of companies that merchandise goods and services to consumers or to consumer companies. The fund seeks companies of any size that appear to possess a competitive advantage, such as a unique product or distribution method, new technologies or innovative marketing or sales methods. Under normal circumstances, the fund invests at least 65% of assets in these companies, and expects to invest in the securities markets of at least three countries at any one time, potentially including the U.S.

PORTFOLIO SECURITIES

[folder] The fund invests primarily in the common stocks of U.S. and foreign companies. It also may invest in warrants, preferred stocks and convertible securities.

For liquidity and flexibility, the fund may invest up to 35% of assets in investment-grade short-term securities. In abnormal market conditions, it may invest up to 100% in these securities as a defensive tactic. The fund also may invest in certain higher-risk securities, and may engage in other investment practices.

RISK FACTORS

[graph] As with any growth fund, the value of your investment will fluctuate in response to stock market movements. Because the fund concentrates on a single sector (consumer businesses), its performance may be disproportionately affected by a few key factors, such as economic conditions and consumer confidence levels.

Also, because the fund invests internationally, it carries additional risks, including currency, information, natural event and political risks. These risks, which may make the fund more volatile than a comparable domestic growth fund, are defined in "More about risk" starting on page 31.

To the extent that the fund invests in smaller capitalization companies or emerging markets, or utilizes higher-risk securities and practices, it takes on further risks that could adversely affect its performance. Please read "More about risk" carefully before investing.

PORTFOLIO MANAGEMENT

[person] Bernice S. Behar, CFA, leader of the fund's portfolio management team since the fund's inception in September 1994, is a senior vice president of the adviser. She joined the adviser in 1991 and has been in the investment business since 1986.

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INVESTOR EXPENSES

Fund investors pay various expenses, either directly or indirectly. The figures below are based on Class A expenses for the past year, adjusted to reflect any changes. Future expenses may be greater or less.

Shareholder transaction expenses             Class A        Class B
Maximum sales charge imposed on purchases
(as a percentage of offering price)           5.00%         none
Maximum sales charge imposed on
reinvested dividends                          none          none
Maximum deferred sales charge                 none(1)       5.00%
Redemption fee(2)                             none          none
Exchange fee                                  none          none

Annual fund operating expenses (as a % of average net assets)
Management fee (after expense limitation)(3)  0.00%         0.00%
12b-1 fee(4)                                  0.30%         1.00%
Other expenses (after limitation)(3)          1.15%         1.15%
Total fund operating expenses (after
limitation)(3)                                1.45%         2.15%

Example The table below shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.

Share class               Year 1  Year 3  Year 5   Year 10
Class A shares            $64     $94     $125     $215
Class B shares
  Assuming redemption
  at end of period        $72     $97     $135     $231
  Assuming no redemption  $22     $67     $115     $231

This example is for comparison purposes only and is not a representation of the fund's actual expenses and returns, either past or future.

(1) Except for investments of $1 million or more; see "How sales charges are calculated."
(2) Does not include wire redemption fee (currently $4.00).
(3) Reflects the adviser's temporary agreement to limit expenses (except for 12b-1 and transfer agent expenses). Without this limitation, management fees would be 0.80% for each class, other expenses would be 2.12% for each class and total fund operating expenses would be 3.22% for Class A and 3.92% for Class B.
(4) Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.

6 GROWTH - GLOBAL MARKETPLACE FUND

FINANCIAL HIGHLIGHTS

[$] The figures below have been audited
    by the fund's independent auditors,
    Price Waterhouse LLP.

Volatility, as indicated by Class A
year-by-year total investment return (%)
(scale varies from fund to fund)

[typeset representation of bar chart]

35.61(4)     31.94

[end bar chart]

Class A - period ended:                      8/95(1)         8/96
Per share operating performance
Net asset value, beginning of period         $8.50           $11.49
Net investment income (loss)                  0.01(2)         (0.08)(2)
Net realized and unrealized gain (loss)
on investments and foreign currency
transactions                                  3.01             3.75
Total from investment operations              3.02             3.67
Less distributions:
  Dividends from net investment income       (0.01)             --
  Distributions in excess of net
  investment income                          (0.02)             --
  Total distributions                        (0.03)             --
  Net asset value, end of period            $11.49           $15.16
Total investment return at net asset
value(3) (%)                                 35.61(4)         31.94
Total adjusted investment return at net
asset value(3,5) (%)                         28.69(4)         29.69
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)   712           16,966
Ratio of expenses to average net assets (%)   1.50(6)          1.45
Ratio of adjusted expenses to average net
assets(7) (%)                                 9.00(6)          3.70
Ratio of net investment income (loss) to
average net assets (%)                        0.06(6)         (0.57)
Ratio of adjusted net investment income
(loss) to average net assets(7) (%)          (7.44)(6)        (2.82)
Portfolio turnover rate (%)                     63               52
Fee reduction per share ($)                   0.65(2)          0.31
Average brokerage commission rate(8) ($)       N/A           0.0140

Class B - period ended:                            8/96(1)
Per share operating performance
Net asset value, beginning of period               $11.95
Net investment income (loss)                        (0.11)(2)
Net realized and unrealized gain (loss) on
investments and foreign currency transactions        3.25
Total from investment operations                     3.14
Net asset value, end of period                     $15.09
Total investment return at net asset value(3) (%)   26.28(4)
Total adjusted investment return at net asset
value(3,5) (%)                                      25.50(4)
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)       22,246
Ratio of expenses to average net assets (%)          2.15(6)
Ratio of adjusted expenses to average net
assets(7) (%)                                        3.49(6)
Ratio of net investment income (loss) to
average net assets (%)                              (1.28)(6)
Ratio of adjusted net investment income
(loss) to average net assets(7) (%)                 (2.62)(6)
Portfolio turnover rate (%)                            52
Fee reduction per share ($)                          0.11
Average brokerage commission rate(8) ($)           0.0140

(1) Class A and Class B shares commenced operations September 29, 1994 and January 22, 1996, respectively.
(2) Based on the average of the shares outstanding at the end of each month.
(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4) Not annualized.
(5) An estimated total return calculation that does not take into consideration fee reductions by the adviser during the periods shown.
(6) Annualized.
(7) Unreimbursed, without fee reduction.
(8) Per portfolio share traded. Required for fiscal years that began September 1, 1995 or later.

                                              GROWTH - GLOBAL MARKETPLACE FUND 7

Global Rx Fund

REGISTRANT NAME: JOHN HANCOCK WORLD FUND
                                 TICKER SYMBOL   CLASS A: JHGRX  CLASS B: JHRBX
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GOAL AND STRATEGY

[target] The fund seeks long-term growth of capital. To pursue this goal, the fund invests primarily in stocks of foreign and U.S. health care companies. The fund defines health care companies as those deriving at least half of their gross revenues, or committing at least half of their gross assets, to health care-related activities. Under normal circumstances, the fund invests at least 65% of assets in these companies, including small- and medium-sized companies. The fund expects to invest in the securities markets of at least three countries at any one time, potentially including the U.S. Because the fund is non-diversified, it may invest more than 5% of assets in securities of a single issuer.

The fund has an independent advisory board composed of scientific and medical experts to provide advice and consultation on health care developments.

PORTFOLIO SECURITIES

[folder] The fund invests primarily in foreign and domestic common stocks, and may invest in warrants, preferred stocks and convertible debt securities.

For liquidity and flexibility, the fund may place up to 35% of assets in investment-grade short-term securities. In abnormal market conditions, it may invest up to 100% in these securities as a defensive tactic. The fund also may invest in certain higher-risk securities, and may engage in other investment practices.

RISK FACTORS

[graph] As with any growth fund, the value of your investment will fluctuate in response to stock market movements. Because the fund concentrates on a single sector (health care), and because this sector has historically been volatile, investors should expect above-average volatility.

Also, because the fund invests internationally, it carries additional risks, including currency, information, natural event and political risks. These risks, which may make the fund more volatile than a comparable domestic growth fund, are defined in "More about risk" starting on page 31.

To the extent that the fund invests in smaller capitalization companies or utilizes higher-risk securities and practices, it takes on further risks that could adversely affect its performance. Please read "More about risk" carefully before investing.

PORTFOLIO MANAGEMENT

[person] Linda I. Miller, CFA, leader of the fund's portfolio management team since January 1996, is a vice president of the adviser. She joined John Hancock Funds in November 1995 and has been in the investment business with a focus on the health care industry since 1980.

-------------------------------------------------------------------------------
INVESTOR EXPENSES

[%] Fund investors pay various expenses, either directly or indirectly. The figures below show the expenses for the past year, adjusted to reflect any changes. Future expenses may be greater or less.

Shareholder transaction expenses           Class A     Class B
Maximum sales charge imposed on purchases
(as a percentage of offering price)        5.00%       none
Maximum sales charge imposed on
reinvested dividends                       none        none
Maximum deferred sales charge              none(1)     5.00%
Redemption fee(2)                          none        none
Exchange fee                               none        none

Annual fund operating expenses (as a % of average net assets)
Management fee                             0.80%       0.80%
12b-1 fee(3)                               0.30%       1.00%
Other expenses                             0.66%       0.66%
Total fund operating expenses              1.76%       2.46%

Example The table below shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.

Share class               Year 1  Year 3   Year 5   Year 10
Class A shares            $67     $103     $141     $247
Class B shares
  Assuming redemption
  at end of period        $75     $107     $151     $262
  Assuming no redemption  $25     $77      $131     $262

This example is for comparison purposes only and is not a representation of the fund's actual expenses and returns, either past or future.

(1) Except for investments of $1 million or more; see "How sales charges are calculated."
(2) Does not include wire redemption fee (currently $4.00).
(3) Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.

8 GROWTH - GLOBAL RX FUND

FINANCIAL HIGHLIGHTS

[$] The figures below have been audited
    by the fund's independent auditors,
    Price Waterhouse LLP.

Volatility, as indicated by Class
A year-by-year total investment return (%)
(scale varies from fund to fund)

[typeset representation of bar chart]

33.40(4)   0.30   23.39   30.89   18.39

[end bar chart]

Class A - period ended:                                  8/92(1)      8/93           8/94       8/95          8/96
Per share operating performance
Net asset value, beginning of period                     $10.00       $13.34         $13.38     $16.51        $21.61
Net investment income (loss)                              (0.03)       (0.23)         (0.32)     (0.36)(2)     (0.19)(2)
Net realized and unrealized gain (loss) on investments
and foreign currency transactions                          3.37         0.27           3.45       5.46          4.15
Total from investment operations                           3.34         0.04           3.13       5.10          3.96
Less distributions:
  Distributions from net realized gain on investments
  sold and foreign currency transactions                     --           --             --         --         (0.14)
Net asset value, end of period                           $13.34       $13.38         $16.51     $21.61        $25.43
Total investment return at net asset value(3) (%)         33.40(4)      0.30          23.39      30.89         18.39
Total adjusted investment return at net asset
value(3,5) (%)                                            32.11(4)      0.04             --         --            --
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)             14,702       15,647         18,643     24,394        42,405
Ratio of expenses to average net assets (%)                1.98(6)      2.50           2.55       2.56          1.80
Ratio of adjusted expenses to average net assets(7) (%)    3.39(6)      2.76             --         --            --
Ratio of net investment income (loss) to average net
assets (%)                                                (0.51)(6)    (1.67)         (2.01)     (1.99)        (0.75)
Ratio of adjusted net investment income (loss) to
average net assets(7) (%)                                 (1.92)(6)    (1.93)            --         --            --
Portfolio turnover rate (%)                                  48           93             52         38            68
Fee reduction per share  ($)                              0.085        0.035             --         --            --
Average brokerage commission rate(8) ($)                   N/A          N/A             N/A        N/A        0.0181

Class B - period ended:                           8/94(1)         8/95          8/96
Per share operating performance
Net asset value, beginning of period              $17.29          $16.46        $21.35
Net investment income (loss)                       (0.17)(2)       (0.55)(2)     (0.34)(2)
Net realized and unrealized gain (loss)
on investments and foreign currency transactions   (0.66)           5.44          4.07
Total from investment operations                   (0.83)           4.89          3.73
Less distributions:
  Distributions from net realized gain on
  investments sold and foreign currency
  transactions                                        --              --         (0.14)
Net asset value, end of period                    $16.46          $21.35        $24.94
Total investment return at net asset value(3) (%)  (4.80)(4)       29.71         17.53
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)       1,071           6,333        36,591
Ratio of expenses to average net assets (%)         3.34(6)         3.45          2.42
Ratio of net investment income (loss) to
average net assets (%)                             (2.65)(6)       (2.91)        (1.33)
Portfolio turnover rate (%)                           52              38            68
Average brokerage commission rate(8) ($)             N/A             N/A        0.0181

(1) Class A and Class B shares commenced operations on October 1, 1991 and March 7, 1994, respectively.
(2) Based on the average of the shares outstanding at the end of each month.
(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4) Not annualized.
(5) An estimated total return calculation that does not take into consideration fee reductions by the adviser during the periods shown.
(6) Annualized.
(7) Unreimbursed, without fee reduction.
(8) Per portfolio share traded. Required for fiscal years that began September 1, 1995 or later.

                                                       GROWTH - GLOBAL RX FUND 9

Global Technology Fund

REGISTRANT NAME: JOHN HANCOCK SERIES TRUST

                                 TICKER SYMBOL   CLASS A: NTTFX  CLASS B: FGTBX
-------------------------------------------------------------------------------
GOAL AND STRATEGY

[target] The fund seeks long-term growth of capital. To pursue this goal, the fund invests primarily in stocks of foreign and U.S. companies that rely extensively on technology in their product development or operations. Under normal circumstances, the fund invests at least 65% of assets in these companies, and expects to invest in the securities markets of at least three countries at any one time, potentially including the U.S. Income is a secondary goal.

PORTFOLIO SECURITIES

[folder] The fund invests primarily in foreign and domestic common stocks, and may invest in warrants, preferred stocks and convertible debt securities. The fund may invest up to 10% of assets in debt securities of any maturity. These may include securities rated as low as CC/Ca and their unrated equivalents. Bonds rated lower than BBB/Baa are considered junk bonds.

For liquidity and flexibility, the fund may place up to 35% of assets in investment-grade short-term securities. In abnormal market conditions, it may invest up to 100% in these securities as a defensive tactic. The fund also may invest in certain higher-risk securities, including restricted securities, and may engage in other investment practices.

RISK FACTORS

[graph] As with any growth fund, the value of your investment will fluctuate in response to stock market movements. Because the fund concentrates on a single sector (technology), and because this sector has historically been volatile, investors should expect above-average volatility.

Also, because the fund invests internationally, it carries additional risks, including currency, information, natural event and political risks. These risks, which may make the fund more volatile than a comparable domestic growth fund, are defined in "More about risk" starting on page 31. The risks of international investing are higher in emerging markets such as those of Latin America, Asia and Eastern Europe. To the extent that the fund invests in smaller capitalization companies or junk bonds, it further increases the chances for fluctuations in share price and total return. Please read "More about risk" carefully before investing.

MANAGEMENT/SUBADVISER

[person] Barry J. Gordon and Marc H. Klee lead the fund's management team, as they have since the fund's inception in 1983. They are principals of American Fund Advisors, Inc. (AFA), which was the fund's adviser until 1991. Since 1991, AFA has been the fund's subadviser.

-------------------------------------------------------------------------------
INVESTOR EXPENSES

[%] Fund investors pay various expenses, either directly or indirectly. The figures below show the expenses for the past year, adjusted to reflect any changes. Future expenses may be greater or less.

Shareholder transaction expenses           Class A     Class B
Maximum sales charge imposed on purchases
(as a percentage of offering price)        5.00%       none
Maximum sales charge imposed on
reinvested dividends                       none        none
Maximum deferred sales charge              none(1)     5.00%
Redemption fee(2)                          none        none
Exchange fee                               none        none

Annual fund operating expenses (as a % of average net assets)
Management fee(3)                          0.82%       0.82%
12b-1 fee(4)                               0.30%       1.00%
Other expenses                             0.55%       0.55%
Total fund operating expenses              1.67%       2.37%

Example The table below shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.

Share class               Year 1  Year 3   Year 5  Year 10
Class A shares            $66     $100     $136    $238
Class B shares
  Assuming redemption
  at end of period        $74     $104     $147    $253
  Assuming no redemption  $24     $74      $127    $253

This example is for comparison purposes only and is not a representation of the fund's actual expenses and returns, either past or future.

(1) Except for investments of $1 million or more; see "How sales charges are calculated."
(2) Does not include wire redemption fee (currently $4.00).
(3) Includes a subadviser fee that will not exceed 0.40% of the fund's net assets.
(4) Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.

10 GROWTH - GLOBAL TECHNOLOGY FUND

FINANCIAL HIGHLIGHTS

[$]The figures below have been audited
by the fund's independent auditors,
Price Waterhouse LLP.

Volatility, as indicated by Class A
year-by-year total investment return (%)
(scale varies from fund to fund)

[typeset representation of bar chart]

2.89   2.84   10.48   16.61   (18.46)   33.05   5.70   32.06   9.62   46.53
2.78(4)

[end bar chart]

Class A - period ended:                      12/86     12/87     12/88     12/89     12/90     12/91    12/92      12/93
Per share operating performance
Net asset value, beginning of period         $13.57    $13.80    $13.98    $15.31    $16.93    $12.44   $15.60     $14.94
Net investment income (loss)                   0.14      0.15      0.15      0.10     (0.04)     0.05    (0.15)     (0.21)
Net realized and unrealized gain (loss) on
investments and foreign currency transactions  0.25      0.26      1.32      2.43     (3.09)     4.11     1.00       4.92
Total from investment operations               0.39      0.41      1.47      2.53     (3.13)     4.16     0.85       4.71
Less distributions:
  Dividends from net investment income        (0.16)    (0.23)    (0.14)    (0.13)       --     (0.04)      --         --
  Distributions from net realized gain on
  investments and foreign currency
  transactions                                   --        --        --     (0.78)    (1.36)    (0.96)   (1.51)     (2.20)
  Total distributions                         (0.16)    (0.23)    (0.14)    (0.91)    (1.36)    (1.00)   (1.51)     (2.20)
Net asset value, end of period               $13.80    $13.98    $15.31    $16.93    $12.44    $15.60   $14.94     $17.45
Total investment return at net
asset value(3) (%)                             2.89      2.84     10.48     16.61    (18.46)    33.05     5.70      32.06
Total adjusted investment return at net
asset value(3,5)                                 --        --        --        --        --        --     5.53         --
Ratios and supplemental data
Net assets, end of period (000s omitted) ($) 56,927    44,224    38,594    40,341    28,864    31,580   32,094     41,749
Ratio of expenses to average net assets (%)    1.75      1.63      1.75      1.90      2.36      2.32     2.05       2.10
Ratio of adjusted expenses to average
net assets(7) (%)                                --        --        --        --        --        --     2.22         --
Ratio of net investment income (loss) to
average net assets (%)                         0.77      0.75      0.89      0.60     (0.28)     0.34    (0.88)     (1.49)
Ratio of adjusted net investment income
(loss) to average net assets(7) (%)              --        --        --        --        --        --     (1.05)       --
Portfolio turnover rate (%)                       6         9        12        30        38        67        76        86
Fee reduction per share  ($)                     --        --        --        --        --        --      0.03        --
Average brokerage commission rate(8) ($)        N/A       N/A       N/A       N/A       N/A       N/A       N/A        N/A

Class A - period ended:                           12/94          12/95          6/96(1)
Per share operating performance
Net asset value, beginning of period              $17.45         $17.84         $24.51
Net investment income (loss)                       (0.22)(2)      (0.22)(2)      (0.09)
Net realized and unrealized gain (loss) on
investments and foreign currency transactions       1.87           8.53           0.77
Total from investment operations                    1.65           8.31           0.68
Less distributions:
  Dividends from net investment income                --             --             --
  Distributions from net realized gain on
  investments and foreign currency
  transactions                                     (1.26)         (1.64)            --
  Total distributions                              (1.26)         (1.64)            --
Net asset value, end of period                    $17.84         $24.51         $25.19
Total investment return at net
asset value(3) (%)                                  9.62          46.53           2.78(4)
Total adjusted investment return at net
asset value(3,5)                                      --          46.41           2.74(4)
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)      52,193        155,001        161,681
Ratio of expenses to average net assets (%)         2.16           1.67           1.55(6)
Ratio of adjusted expenses to average
net assets(7) (%)                                     --           1.79           1.62(6)
Ratio of net investment income (loss) to
average net assets (%)                             (1.25)         (0.89)         (0.74)(6)
Ratio of adjusted net investment income
(loss) to average net assets(7) (%)                   --          (1.01)         (0.81)(6)
Portfolio turnover rate (%)                           67             70             34
Fee reduction per share  ($)                          --           0.02(2)        0.01
Average brokerage commission rate(8) ($)             N/A            N/A           0.07

Class B - period ended:                                 12/94(9)      12/95          6/96
Per share operating performance
Net asset value, beginning of period                    $17.24        $17.68         $24.08
Net investment income (loss)                             (0.35)(2)     (0.39)(2)      (0.16)
Net realized and unrealized gain (loss) on investments    2.05          8.43           0.75
Total from investment operations                          1.70          8.04           0.59
Less distributions:
Distributions from net realized gain on investments sold (1.26)        (1.64)            --
Net asset value, end of period                          $17.68        $24.08         $24.67
Total investment return at net asset value(3) (%)        10.02         45.42           2.45(4)
Total adjusted investment return at net asset value(3,5)    --         45.30           2.41(4)
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)             9,324        35,754         47,564
Ratio of expenses to average net assets (%)               2.90(6)       2.41           2.25(6)
Ratio of adjusted expenses to average net assets(7) (%)     --          2.53           2.32(6)
Ratio of net investment income (loss) to average net
assets (%)                                               (1.98)(6)     (1.62)         (1.43)(6)
Ratio of adjusted net investment income (loss) to
average net assets(7) (%)                                   --         (1.74)         (1.50)(6)
Portfolio turnover rate (%)                                 67            70             34
Fee reduction per share  ($)                                --          0.03(2)        0.01
Average brokerage commission rate(8) ($)                   N/A           N/A           0.07

(1) Six months ended June 30, 1996. (Unaudited.)
(2) Based on the average of the shares outstanding at the end of each month.
(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4) Not annualized.
(5) An estimated total return calculation that does not take into consideration fee reductions by the adviser during the periods shown.
(6) Annualized.
(7) Unreimbursed, without fee reduction.
(8) Per portfolio share traded. Required for fiscal years that began September 1, 1995 or later.
(9) Class B shares commenced operations on January 3, 1994.

                                              GROWTH - GLOBAL TECHNOLOGY FUND 11

International Fund

REGISTRANT NAME: FREEDOM INVESTMENT TRUST II
                                  TICKER SYMBOL  CLASS A: FINAX  CLASS B: FINBX
-------------------------------------------------------------------------------

GOAL AND STRATEGY

[target] The fund seeks long-term growth of capital. To pursue this goal, the fund invests primarily in stocks of foreign companies. Under normal circumstances, the fund invests at least 65% of assets in these companies. The fund maintains a diversified portfolio of company and government securities from around the world, and generally expects that at any one time it will invest in the securities markets of at least three non-U.S. countries.

The fund does not maintain a fixed allocation of assets, either with respect to securities type or to geography. The fund looks for companies of any size whose earnings show strong growth or that appear to be undervalued.

PORTFOLIO SECURITIES

[folder] Under normal circumstances, the fund invests primarily in common stocks and other equity securities, but may invest in almost any type of security, foreign or domestic, including preferred and convertible securities, warrants and investment-grade debt securities.

For liquidity and flexibility, the fund may place up to 35% of assets in investment-grade short-term securities. In abnormal market conditions, it may invest up to 100% in these securities as a defensive tactic. The fund also may invest in certain higher-risk securities, and may engage in other investment practices.

RISK FACTORS

[graph] As with any growth fund, the value of your investment will fluctuate in response to stock market movements.

Because it invests internationally, the fund carries additional risks, including currency, information, natural event and political risks. These risks, which may make the fund more volatile than a comparable domestic growth fund, are defined in "More about risk" starting on page 31. The risks of international investing are higher in emerging markets such as those of Latin America, Asia and Eastern Europe.

To the extent that the fund invests in smaller capitalization companies or utilizes higher-risk securities and practices, it takes on further risks that could adversely affect its performance. Please read "More about risk" carefully before investing.

MANAGEMENT/SUBADVISER

[person] Miren Etcheverry, John L.F. Wills, and Gerardo J. Espinoza lead the portfolio management team. Ms. Etcheverry and Mr. Espinoza are senior vice presidents and joined John Hancock Funds in December 1996, having been in the investment business since 1978 and 1979, respectively. Mr. Wills is a senior vice president of the adviser and managing director of the subadviser, John Hancock Advisers International. He joined John Hancock Funds in 1987 and has been in the investment business since 1969.

-------------------------------------------------------------------------------
INVESTOR EXPENSES

[%] Fund investors pay various expenses, either directly or indirectly. The figures below show the expenses for the past year, adjusted to reflect any changes. Future expenses may be greater or less.

Shareholder transaction expenses                       Class A       Class B
Maximum sales charge imposed on
purchases (as a percentage of offering price)          5.00%         none
Maximum sales charge imposed on reinvested
dividends                                              none          none
Maximum deferred sales charge                          none(1)       5.00%
Redemption fee(2)                                      none          none
Exchange fee                                           none          none

Annual fund operating expenses (as a % of average net assets)
Management fee (after expense limitation)(3,4)         0.00%         0.00%
12b-1 fee(5)                                           0.30%         1.00%
Other expenses (after limitation)(3)                   1.42%         1.42%
Total fund operating expenses (after limitation)(3)    1.72%         2.42%

Example The table below shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.

Share class              Year 1   Year 3  Year 5  Year 10
Class A shares           $67      $101    $139    $243
Class B shares
  Assuming redemption
  at end of period       $75      $105    $149    $258
  Assuming no redemption $25      $75     $129    $258

This example is for comparison purposes only and is not a representation of the fund's actual expenses and returns, either past or future.

(1) Except for investments of $1 million or more; see "How sales charges are calculated."
(2) Does not include wire redemption fee (currently $4.00).
(3) Reflects the adviser`s temporary agreement to limit expenses (except for 12b-1 and transfer agent expenses). Without this limitation, management fees would be 1.00% for each class, other expenses would be 3.58% for each class and total fund operating expenses would be 4.88% for Class A and 5.58% for Class B.
(4) Includes a subadviser fee equal to 0.70% of the fund's net assets.
(5) Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.

12 GROWTH - INTERNATIONAL FUND

FINANCIAL HIGHLIGHTS

[$]The figures below have been audited
   by the fund's independent auditors,
   Price Waterhouse LLP.

Volatility, as indicated by Class A
year-by-year total investment return (%)
(scale varies from fund to fund)

[typeset representation of bar chart]

1.77(5)   (4.96)   9.09(5)

[end bar chart]

Class A - period ended:                                               10/94(1)       10/95          4/96(2)
Per share operating performance
Net asset value, beginning of period                                  $8.50          $8.65          $8.14
Net investment income (loss)                                           0.07(3)        0.04           0.02(3)
Net realized and unrealized gain (loss) on investments and
foreign currency transactions                                          0.08          (0.47)          0.72
Total from investment operations                                       0.15          (0.43)          0.74
Less distributions:
  Dividends from net investment income                                   --          (0.03)            --
  Distributions from net realized gain on investments
  sold and foreign currency transactions                                 --          (0.05)            --
  Total distributions                                                    --          (0.08)            --
Net asset value, end of period                                        $8.65          $8.14          $8.88
Total investment return at net asset value(4) (%)                      1.77(5)       (4.96)          9.09(5)
Total adjusted investment return at net asset value(4,6) (%)          (0.52)(5)      (8.12)          8.37(5)
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                          4,426          4,215          6,078
Ratio of expenses to average net assets (%)                            1.50(7)        1.64           1.69(7)
Ratio of adjusted expenses to average net assets(8) (%)                3.79(7)        4.80           3.12(7)
Ratio of net investment income (loss) to average net assets (%)        1.02(7)        0.56           0.40(7)
Ratio of adjusted net investment income (loss) to average
net assets(8) (%)                                                     (1.27)(7)      (2.60)         (1.03)(7)
Portfolio turnover rate (%)                                              50             69             34
Fee reduction per share  ($)                                           0.16(3)        0.25           0.07(3)
Average brokerage commission rate(9) ($)                                 N/A           N/A           0.00(10)

Class B - period ended:                                               10/94(1)       10/95          4/96(2)
Per share operating performance
Net asset value, beginning of period                                  $8.50          $8.61          $8.05
Net investment income (loss)                                           0.02(3)       (0.03)         (0.01)(3)
Net realized and unrealized gain (loss) on investments and
foreign currency transactions                                          0.09          (0.48)          0.72
Total from investment operations                                       0.11          (0.51)          0.71
Less distributions:
  Distributions from net realized gain on investments
  sold and foreign currency transactions                                 --          (0.05)            --
Net asset value, end of period                                        $8.61          $8.05          $8.76
Total investment return at net asset value(4) (%)                      1.29(5)       (5.89)          8.82(5)
Total adjusted investment return at net asset value(4,6) (%)          (1.00)(5)      (9.05)          8.10(5)
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                          3,948          3,990          8,192
Ratio of expenses to average net assets (%)                            2.22(7)        2.52           2.39(7)
Ratio of adjusted expenses to average net assets(8) (%)                4.51(7)        5.68           3.82(7)
Ratio of net investment income (loss) to average net assets (%)        0.31(7)       (0.37)         (0.25)(7)
Ratio of adjusted net investment income (loss) to average
net assets(8) (%)                                                     (1.98)(7)      (3.53)         (1.68)(7)
Portfolio turnover rate (%)                                              50             69             34
Fee reduction per share  ($)                                           0.16(3)        0.25           0.07(3)
Average brokerage commission rate(9) ($)                                N/A           N/A            0.00(10)

 (1) Class A and Class B shares commenced operations on January 3, 1994.
 (2) Six months ended April 30, 1996. (Unaudited.)
 (3) Based on the average of the shares outstanding at the end of each month.
 (4) Assumes dividend reinvestment and does not reflect the effect of sales charges.
 (5) Not annualized.
 (6) An estimated total return calculation that does not take into consideration fee reductions by the adviser during the periods shown.
 (7) Annualized.
 (8) Unreimbursed, without fee reduction.
 (9) Per portfolio share traded. Required for fiscal years that began September 1, 1995 or later.
(10) Less than one cent per share.

                                                  GROWTH - INTERNATIONAL FUND 13

Pacific Basin Equities Fund

REGISTRANT NAME: JOHN HANCOCK WORLD FUND
                                  TICKER SYMBOL  CLASS A: JHWPX  CLASS B: FPBBX
-------------------------------------------------------------------------------
GOAL AND STRATEGY

[target] The fund seeks long-term growth of capital. To pursue this goal, the fund invests primarily in a diversified portfolio of stocks of Pacific Basin companies. The Pacific Basin includes countries bordering the Pacific Ocean. Under normal circumstances, the fund invests at least 65% of assets in these companies, with the balance invested in equities of companies not in the Pacific Basin countries and in investment-grade debt securities of U.S., Japanese, Australian and New Zealand issuers.

The fund does not maintain a fixed allocation of assets. The fund may at times invest less than 65% of assets in Pacific Basin equities.

PORTFOLIO SECURITIES

[folder] Under normal circumstances, the fund invests primarily in common stocks and other equity securities, but may invest in virtually any type of security, foreign or domestic, including preferred and convertible securities, warrants and investment-grade debt securities.

For liquidity and flexibility, the fund may place up to 35% of assets in investment-grade short-term securities. In abnormal market conditions, it may invest up to 100% in these securities as a defensive tactic. The fund also may invest in certain higher-risk securities, and may engage in other investment practices.

RISK FACTORS

[graph] As with any growth fund, the value of your investment will fluctuate in response to stock market movements. Because the fund concentrates on one region, investors should expect above-average volatility.

Also, because the fund invests internationally, it carries additional risks, including currency, information, natural event and political risks.

These risks, which may make the fund more volatile than a comparable domestic growth fund, are defined in "More about risk" starting on page 31. The risks of international investing are higher in emerging markets, a category that includes many Pacific Basin countries.

To the extent that the fund utilizes higher-risk securities practices, it takes on further risks that could adversely affect its performance. Please read "More about risk" carefully before investing.

MANAGEMENT/SUBADVISERS

[person] The fund's management is carried out jointly by the adviser's international equities portfolio management team and two subadvisers, Indosuez Asia Advisers Limited and John Hancock Advisers International. Indosuez is majority owned by Caisse Nationale de Credit Agricole, a French banking institution.

-------------------------------------------------------------------------------
INVESTOR EXPENSES

[%] Fund investors pay various expenses, either directly or indirectly. The figures below show the expenses for the past year, adjusted to reflect any changes. Future expenses may be greater or less.

Shareholder transaction expenses                       Class A   Class B
Maximum sales charge imposed on purchases
(as a percentage of offering price)                    5.00%     none
Maximum sales charge imposed on reinvested dividends   none      none
Maximum deferred sales charge                          none(1)   5.00%
Redemption fee(2)                                      none      none
Exchange fee                                           none      none

Annual fund operating expenses (as a % of average net assets)
Management fee(3)                                      0.80%     0.80%
12b-1 fee(4)                                           0.30%     1.00%
Other expenses                                         0.86%     0.86%
Total fund operating expenses                          1.96%     2.66%

Example The table below shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.

Share class              Year 1   Year 3   Year 5  Year 10
Class A shares           $69      $108     $150    $267
Class B shares
  Assuming redemption
  at end of period       $77      $113     $161    $282
  Assuming no redemption $27      $83      $141    $282

This example is for comparison purposes only and is not a representation of the fund's actual expenses and returns, either past or future.

(1) Except for investments of $1 million or more; see "How sales charges are calculated."
(2) Does not include wire redemption fee (currently $4.00).
(3) Includes a subadviser fee equal to 0.35% of the fund's net assets.
(4) Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.

14 GROWTH - PACIFIC BASIN EQUITIES FUND

FINANCIAL HIGHLIGHTS

[$] The figures below have been audited
    by the fund's independent auditors,
    Price Waterhouse LLP.

Volatility, as indicated by Class A
year-by-year total investment return (%)
(scale varies from fund to fund)

[typeset representation of bar chart]

(3.61)(5)   18.06   (0.44)   (2.15)   (1.99)   49.61   22.82   (7.65)   4.47

[end bar chart]

Class A - period ended:                     8/88(1)   8/89    8/90     8/91     8/92      8/93     8/94       8/95        8/96
Per share operating performance
Net asset value, beginning of period        $10.00    $9.61   $11.10   $10.34   $9.05     $8.87    $13.27     $15.88      $14.11
Net investment income (loss)                  0.01    (0.02)   (0.04)   (0.01)  (0.07)(2) (0.11)(2) (0.10)(2)   0.02(2,3)  (0.02)(2)
Net realized and unrealized gain (loss)
on investments and foreign currency
transactions                                 (0.37)    1.75     0.11    (0.33)  (0.11)     4.51      3.12      (1.24)       0.65
Total from investment operations             (0.36)    1.73     0.07    (0.34)  (0.18)     4.40      3.02      (1.22)       0.63
Less distributions:
  Dividends from net investment income       (0.03)   (0.01)      --       --      --        --        --         --         --
  Distributions from net realized gain on
  investments sold and foreign currency
  transactions                                  --    (0.23)   (0.83)   (0.95)     --        --     (0.41)     (0.55)        --
  Total distributions                        (0.03)   (0.24)   (0.83)   (0.95)     --        --     (0.41)     (0.55)        --
Net asset value, end of period               $9.61   $11.10   $10.34    $9.05   $8.87    $13.27    $15.88     $14.11     $14.74
Total investment return at net asset
value(4) (%)                                 (3.61)(5)18.06    (0.44)   (2.15)  (1.99)    49.61     22.82      (7.65)      4.47
Total adjusted investment return at net
asset value(4,6) (%)                         (8.05)(5)15.12    (2.86)   (5.19)  (5.57)    48.31        --         --         --
Ratios and supplemental data
Net assets, end of period (000s omitted) ($) 4,771    5,116    4,578    4,065   3,222    14,568    50,261     37,417     41,951
Ratio of expenses to average net assets (%)   1.75(7)  1.75     2.45     2.75    2.73      2.94      2.43       2.05       1.97
Ratio of adjusted expenses to average net
assets(8) (%)                                 6.19(7)  4.69     4.89     5.79    6.31      4.24        --         --         --
Ratio of net investment income (loss) to
average net assets (%)                        0.04(7) (0.15)   (0.28)   (0.06)  (0.82)    (0.98)    (0.66)      0.13(3)   (0.15)
Ratio of adjusted net investment income
(loss) to average net assets(8) (%)          (4.40)(7)(3.09)   (2.70)   (3.10)  (4.40)    (2.28)       --         --         --
Portfolio turnover rate (%)                    148      227      154      151     179       171        68         48         73
Fee reduction per share  ($)                  1.15     0.39     0.31     0.24    0.31(2)   0.14(2)     --         --         --
Average brokerage commission rate(9) ($)       N/A      N/A      N/A      N/A     N/A       N/A       N/A        N/A     0.0183

Class B - period ended:                                               8/94(1)        8/95           8/96
Per share operating performance
Net asset value, beginning of period                                  $15.11         $15.84         $13.96
Net investment income (loss)                                           (0.09)(2)      (0.09)(2)      (0.13)(2)
Net realized and unrealized gain (loss) on investments and
foreign currency transactions                                           0.82          (1.24)          0.66
Total from investment operations                                        0.73          (1.33)          0.53
Less distributions:
  Distributions from net realized gain on investments sold
  and foreign currency transactions                                       --          (0.55)            --
Net asset value, end of period                                        $15.84         $13.96         $14.49
Total investment return at net asset value(4) (%)                      (4.83)(5)      (8.38)          3.80
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                           9,480         14,368         32,342
Ratio of expenses to average net assets (%)                             3.00(7)        2.77           2.64
Ratio of net investment income (loss) to average net assets (%)        (1.40)(7)      (0.66)         (0.86)
Portfolio turnover rate (%)                                               68             48             73
Average brokerage commission rate(9) ($)                                 N/A            N/A         0.0183

(1) Class A and Class B shares commenced operations on September 8, 1987 and March 7, 1994, respectively.
(2) Based on the average of the shares outstanding at the end of each month.
(3) May not accord to amounts shown elsewhere in the financial statements due to the timing of sales and repurchases of fund shares in relation to fluctuating market values of the investments of the fund.
(4) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(5) Not annualized.
(6) An estimated total return calculation that does not take into consideration fee reductions by the adviser during the periods shown.
(7) Annualized.
(8) Unreimbursed, without fee reduction.
(9) Per portfolio share traded. Required for fiscal years that began September 1, 1995 or later.

                                         GROWTH - PACIFIC BASIN EQUITIES FUND 15

Short-Term Strategic Income Fund

REGISTRANT NAME: FREEDOM INVESTMENT TRUST II
                                  TICKER SYMBOL  CLASS A: JHSAX  CLASS B: FRSWX
-------------------------------------------------------------------------------

GOAL AND STRATEGY

[target] The fund seeks a high level of current income. To pursue this goal, the fund invests primarily in debt securities issued or guaranteed by:

[bullet] foreign governments and companies including those in emerging markets

[bullet] the U.S. Government, its agencies or instrumentalities

[bullet] U.S. companies

Under normal circumstances, the fund invests assets in all three of these sectors, but may invest up to 100% in any one sector. The fund maintains an average portfolio maturity of three years or less.

PORTFOLIO SECURITIES

[folder] The fund may invest in all types of debt securities. The fund's U.S. Government securities may include mortgage-backed securities. The fund may invest up to 67% of assets in securities rated as low as B and their unrated equivalents. Bonds rated lower than BBB/Baa are considered junk bonds. However, the fund maintains an average portfolio quality rating of A, which is an investment-grade rating.

Because the fund is non-diversified, it may invest more than 5% of assets in securities of a single issuer, but no more than 25% of assets in the securities of any one foreign government. The fund also may invest in certain other investments, including derivatives, and may engage in other investment practices.

RISK FACTORS

[graph] The value of your investment in the fund will fluctuate with changes in currency exchange rates as well as interest rates. Typically, a rise in interest rates causes a decline in the market value of fixed income securities.

International investing, particularly in emerging markets, carries additional risks, including currency information, natural event and political risks. Junk bonds may carry above-average credit and market risks and mortgage-backed securities may carry extension and prepayment risks. These risks are defined in "More about risk" starting on page 31.

To the extent that the fund utilizes higher-risk securities practices, it takes on further risks that could adversely affect its performance. Please read "More about risk" carefully before investing.

PORTFOLIO MANAGEMENT

[person] Anthony A. Goodchild, Lawrence J. Daly and Janet L. Clay lead the portfolio management team. Messrs. Goodchild and Daly are senior vice presidents and joined John Hancock Funds in July 1994, having been in the investment business since 1968 and 1972, respectively. Ms. Clay, a second vice president, joined John Hancock Funds in August 1995 and has been in the investment business since 1990.

-------------------------------------------------------------------------------
INVESTOR EXPENSES

[%] Fund investors pay various expenses, either directly or indirectly. The figures below show the expenses for the past year, adjusted to reflect any changes. Future expenses may be greater or less.

Shareholder transaction expenses                  Class A        Class B
Maximum sales charge imposed on purchases
(as a percentage of offering price)               3.00%          none
Maximum sales charge imposed on
reinvested dividends                              none           none
Maximum deferred sales charge                     none(1)        3.00%
Redemption fee(2)                                 none           none
Exchange fee                                      none           none

Annual fund operating expenses (as a % of average net assets)
Management fee                                    0.65%          0.65%
12b-1 fee(3)                                      0.30%          1.00%
Other expenses                                    0.42%          0.42%
Total fund operating expenses                     1.37%          2.07%

Example The table below shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.

Share class                   Year 1   Year 3   Year 5  Year 10
Class A shares                $44      $72      $103    $190
Class B shares
  Assuming redemption
  at end of period            $51      $85      $111    $198
  Assuming no redemption      $21      $65      $111    $198

This example is for comparison purposes only and is not a representation of the fund's actual expenses and returns, either past or future.

(1) Except for investments of $1 million or more; see "How sales charges are calculated."
(2) Does not include wire redemption fee (currently $4.00).
(3) Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.

16 INCOME - SHORT-TERM STRATEGIC INCOME FUND

FINANCIAL HIGHLIGHTS

[$]The figures below have been audited
   by the fund's independent auditors,
   Price Waterhouse LLP.

Volatility, as indicated by Class B
year-by-year total investment return (%)
(scale varies from fund to fund)

[typeset representation of bar chart]

8.85(5)   0.64   5.98   1.93   7.97   3.77(6)

[end bar chart]

Class A - period ended:                                            10/92(1)     10/93     10/94     10/95     4/96(2)
Per share operating performance
Net asset value, beginning of period                               $9.86        $9.32     $9.12     $8.47     $8.41
Net investment income (loss)                                        0.65         0.83(3)   0.76(3)   0.77(3)   0.33(3)
Net realized and unrealized gain (loss) on investments and
foreign currency transactions                                      (0.55)       (0.20)    (0.53)    (0.06)     0.01
Total from investment operations                                    0.10         0.63      0.23      0.71      0.34
Less distributions:
  Dividends from net investment income                             (0.64)       (0.83)    (0.62)    (0.61)    (0.34)
  Distributions in excess of net investment income                    --           --     (0.04)       --        --
  Distributions in excess of net realized gain on investments sold    --           --     (0.12)       --        --
  Distributions from capital paid-in                                  --           --     (0.10)    (0.16)       --
  Total distributions                                              (0.64)       (0.83)    (0.88)    (0.77)    (0.34)
Net asset value, end of period                                     $9.32        $9.12     $8.47     $8.41     $8.41
Total investment return at net asset value(4) (%)                   1.16(5)      6.78      2.64      8.75      4.10(6)
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                      20,468       11,130    13,091    16,997    34,290
Ratio of expenses to average net assets (%)                         1.37(5)      1.21      1.26      1.33      1.40(5)
Ratio of net investment income (loss) to average net assets (%)     8.09(5)      8.59      8.71      9.13      8.05(5)
Portfolio turnover rate (%)                                           86          306       150       147        39

Class B - period ended:                                          10/91(1)       10/92     10/93     10/94     10/95     4/96(2)
Per share operating performance
Net asset value, beginning of period                             $10.00         $10.01    $9.31     $9.11     $8.46     $8.40
Net investment income (loss)                                       0.76           0.87     0.75(3)   0.70(3)   0.70(3)   0.31(3)
Net realized and unrealized gain (loss) on investments and
foreign currency transactions                                      0.01          (0.80)   (0.20)    (0.53)    (0.06)     0.00
Total from investment operations                                   0.77           0.07     0.55      0.17      0.64      0.31
Less distributions:
  Dividends from net investment income                            (0.76)         (0.77)   (0.75)    (0.56)    (0.56)    (0.31)
  Distributions in excess of net investment income                   --             --       --     (0.04)       --        --
  Distributions in excess of net realized gain on investments sold   --             --       --     (0.12)       --        --
  Distributions from capital paid-in                                 --             --       --     (0.10)    (0.14)       --
Total distributions                                               (0.76)         (0.77)   (0.75)    (0.82)    (0.70)    (0.31)
Net asset value, end of period                                   $10.01          $9.31    $9.11     $8.46     $8.40     $8.40
Total investment return at net asset value(4) (%)                  8.85(5)        0.64     5.98     1.93       7.97      3.77(6)
Total adjusted investment return at net asset value(4,7) (%)       8.81(5)          --       --       --         --        --
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                    218,562        236,059  142,873   98,390     84,601    64,684
Ratio of expenses to average net assets (%)                        1.89(5)        2.07     2.01     1.99       2.07      2.06(5)
Ratio of adjusted expenses to average net assets(8) (%)            1.93(5)          --       --       --         --        --
Ratio of net investment income (loss) to average net assets (%)    8.72(5)        8.69     7.81     8.00       8.40       7.44(5)
Ratio of adjusted net investment income (loss) to average net
assets(8) (%)                                                      8.68(5)          --       --       --         --         --
Portfolio turnover rate (%)                                          22             86      306      150        147        39
Fee reduction per share ($)                                      0.0039             --       --       --         --        --

(1) Class A and Class B shares commenced operations on January 3, 1992 and December 28, 1990, respectively.
(2) Six months ended April 30, 1996. (Unaudited.)
(3) Based on the average of the shares outstanding at the end of each month.
(4) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(5) Annualized.
(6) Not annualized.
(7) An estimated total return calculation that does not take into consideration fee reductions by the adviser during the periods shown.
(8) Unreimbursed, without fee reduction.

                                    INCOME - SHORT-TERM STRATEGIC INCOME FUND 17

World Bond Fund

REGISTRANT NAME: FREEDOM INVESTMENT TRUST II
                                  TICKER SYMBOL  CLASS A: FGLAX  CLASS B: FGLIX
-------------------------------------------------------------------------------

GOAL AND STRATEGY

[target] The fund seeks a high total investment return -- a combination of current income and capital appreciation. To pursue this goal, the fund invests at least 65% of assets in debt securities issued or guaranteed by:

[bullet] foreign governments and companies including those in emerging markets

[bullet] multinational organizations such as the World Bank

[bullet] the U.S. Government, its agencies or instrumentalities

Under normal circumstances, the fund expects to invest in the securities markets of at least three countries at any one time, potentially including the U.S. The fund does not maintain a fixed allocation of assets.

PORTFOLIO SECURITIES

[folder] The fund may invest in all types of debt securities of any maturity, including preferred and convertible securities. Less than 35% of assets may be invested in junk bonds rated as low as CCC/Caa, or equivalent. Because the fund is non-diversified, it may invest more than 5% of assets in securities of a single issuer, but no more than 25% of assets in the securities of any one foreign government.

For liquidity and flexibility, the fund may place up to 35% of assets in investment-grade short-term securities. In abnormal market conditions, it may invest more assets in these securities as a defensive tactic. The fund also may invest in certain other investments, including derivatives, and may engage in other investment practices.

RISK FACTORS

[graph] As with most bond funds, the value of your investment in the fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the market value of fixed income securities.

International investing, particularly in emerging markets, carries additional risks, including currency, information, natural event and political risks. Junk bonds may carry above-average credit and market risks and mortgage-backed securities may carry extension and prepayment risks. These risks are defined in "More about risk" starting on page 31.

To the extent that the fund utilizes higher-risk securities practices, it takes on further risks that could adversely affect its performance. Please read "More about risk" carefully before investing.

PORTFOLIO MANAGEMENT

[person] Anthony A. Goodchild, Lawrence J. Daly and Janet L. Clay lead the portfolio management team. Messrs. Goodchild and Daly are senior vice presidents and joined John Hancock Funds in July 1994, having been in the investment business since 1968 and 1972, respectively. Ms. Clay, a second vice president, joined John Hancock Funds in August 1995 and has been in the investment business since 1990.

-------------------------------------------------------------------------------
INVESTOR EXPENSES

[%] Fund investors pay various expenses, either directly or indirectly. The figures below show the expenses for the past year, adjusted to reflect any changes. Future expenses may be greater or less.

Shareholder transaction expenses                  Class A        Class B
Maximum sales charge imposed on purchases
(as a percentage of offering price)               4.50%          none
Maximum sales charge imposed on reinvested
dividends                                         none           none
Maximum deferred sales charge                     none(1)        5.00%
Redemption fee(2)                                 none           none
Exchange fee                                      none           none

Annual fund operating expenses (as a % of average net assets)
Management fee                                    0.75%          0.75%
12b-1 fee(3)                                      0.30%          1.00%
Other expenses                                    0.43%          0.43%
Total fund operating expenses                     1.48%          2.18%

Example The table below shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.

Share class                   Year 1   Year 3   Year 5   Year 10
Class A shares                $59      $90      $122     $214
Class B shares
  Assuming redemption
  at end of period            $72      $98      $137     $234
  Assuming no redemption      $22      $68      $117     $234

This example is for comparison purposes only and is not a representation of the fund's actual expenses and returns, either past or future.

(1) Except for investments of $1 million or more; see "How sales charges are calculated."
(2) Does not include wire redemption fee (currently $4.00).
(3) Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.

18 INCOME - WORLD BOND FUND

FINANCIAL HIGHLIGHTS

[$} The figures below have been audited
    by the fund's independent auditors,
    Price Waterhouse LLP.

Volatility, as indicated by Class B
year-by-year total investment return (%)
(scale varies from fund to fund)

[typeset representation of bar chart]

65.96(5)   1.59(5)  20.09   5.47   11.84   10.44   1.72   6.77   (1.88)

11.51   0.30(6)

[end bar chart]

Class A - period ended:                                10/92(1)       10/93     10/94     10/95     4/96(2)
Per share operating performance
Net asset value, beginning of period                   $10.57         $9.76     $9.62     $8.85     $9.30
Net investment income (loss)                             0.64          0.76      0.64(3)   0.57(3)   0.25(3)
Net realized and unrealized gain (loss) on
investments and foreign currency transactions           (0.74)        (0.10)    (0.78)     0.48     (0.19)
Total from investment operations                        (0.10)         0.66     (0.14)     1.05      0.06
Less distributions:
  Dividends from net investment income                  (0.71)        (0.38)    (0.11)    (0.59)    (0.25)
  Distributions in excess of net investment income         --         (0.04)       --        --        --
  Distributions from capital paid-in                       --         (0.38)    (0.52)    (0.01)       --
  Total distributions                                   (0.71)        (0.80)    (0.63)    (0.60)    (0.25)
Net asset value, end of period                          $9.76         $9.62     $8.85     $9.30     $9.11
Total investment return at net asset value(4) (%)       (0.88)(5)      7.14     (1.30)    12.25      0.63(6)
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)           12,880        12,882     8,949    35,334    31,336
Ratio of expenses to average net assets (%)              1.41(5)       1.46      1.59      1.48      1.56(5)
Ratio of net investment income (loss) to average
net assets (%)                                           7.64(5)       7.89      7.00      6.43      5.38(5)
Portfolio turnover rate (%)                               476           363       174       263       141

Class B - period ended:                5/87(7)  10/87(8) 10/88   10/89    10/90   10/91   10/92    10/93   10/94   10/95    4/96(2)
Per share operating performance
Net asset value, beginning of period   $9.60    $10.79   $10.32  $10.98   $10.21  $10.38  $10.44   $9.74   $9.62   $8.85    $9.30
Net investment income (loss)            0.31      0.25     0.67    0.83     0.85    0.90    0.78    0.72    0.59(3) 0.55(3)  0.22(3)
Net realized and unrealized gain (loss)
on investments and foreign currency
transactions                            1.29     (0.18)    1.31   (0.27)    0.28    0.13   (0.59)  (0.09)  (0.78)   0.44    (0.19)
Total from investment operations        1.60      0.07     1.98    0.56     1.13    1.03    0.19    0.63   (0.19)   0.99     0.03
Less distributions:
  Dividends from net investment income (0.26)    (0.28)   (0.68)  (0.84)   (0.85)  (0.73)  (0.89)  (0.33)  (0.06)  (0.53)   (0.22)
  Distributions from net realized gain
  on investments                       (0.15)    (0.26)   (0.64)  (0.49)      --   (0.24)     --      --      --      --       --
  Distributions in excess of net
  investment income                       --        --       --      --       --      --      --   (0.04)     --      --       --
  Distributions from capital paid-in      --        --       --      --    (0.11)     --      --   (0.38)  (0.52)  (0.01)      --
  Total distributions                  (0.41)    (0.54)   (1.32)  (1.33)   (0.96)  (0.97)  (0.89)  (0.75)  (0.58)  (0.54)   (0.22)
Net asset value, end of period        $10.79    $10.32   $10.98  $10.21   $10.38  $10.44   $9.74   $9.62   $8.85   $9.30    $9.11
Total investment return at net asset
value(4) (%)                           65.96(5)   1.59(5) 20.09    5.47    11.84   10.44    1.72    6.77   (1.88)  11.51     0.30(6)
Ratios and supplemental data
Net assets, end of period (000s
omitted) ($)                          18,253    58,658  174,833 255,214  186,524 192,687 199,102 197,166 114,656  65,600   53,963
Ratio of expenses to average net
assets (%)                              2.41(5)   2.19(5)  1.74    1.75     1.82    1.90    1.91    1.91    2.17    2.16     2.22(5)
Ratio of net investment income (loss)
to average net assets (%)               8.69(5)   6.32(5)  6.04    8.07     8.67    8.74    7.59    7.45    6.41    6.03     4.72(5)
Portfolio turnover rate (%)              140(5)    152(5)   364     333      186     159     476     363     174     263      141

(1) Class A shares commenced operations on January 3, 1992.
(2) Six months ended April 30, 1996. (Unaudited.)
(3) Based on the average of the shares outstanding at the end of each month.
(4) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(5) Annualized.
(6) Not annualized.
(7) For the period December 17, 1986 (commencement of operations) to May 31,
    1987.
(8) For the period June 1, 1987 to October 31, 1987.

                                                     INCOME - WORLD BOND FUND 19

Your account

-------------------------------------------------------------------------------
Choosing A Share Class

All John Hancock international/global funds offer two classes of shares, Class A and Class B. Each class has its own cost structure, allowing you to choose the one that best meets your requirements. Your financial representative can help you decide.

Class A                                 Class B
[bullet] Front-end sales charges, as    [bullet] No front-end sales charge;
         described below. There are              all your money goes to
         several ways to reduce                  work for you right away.
         these charges, also
         described below.               [bullet] Higher annual expenses
                                                 than Class A shares.
[bullet} Lower annual expenses
         than Class B shares.           [bullet] A deferred sales charge, as
                                                 described below.

                                        [bullet} Automatic conversion to
                                                 Class A shares after eight
                                                 years (five years for Short-
                                                 Term Strategic Income
                                                 Fund), thus reducing future
                                                 annual expenses.

For actual past expenses of Class A and B shares, see the fund-by-fund information earlier in this prospectus.

------------------------------------------------------------------------------
How Sales Charges Are Calculated

Class A Sales charges are as follows:

Class A sales charges - Short-Term Strategic Income
                           As a % of         As a % of your
Your investment            offering price    investment
Up to $99,999              3.00%             3.09%
$100,000 - $499,999        2.50%             2.56%
$500,000 - $999,999        2.00%             2.04%
$1,000,000 and over        See below

Class A sales charges - World Bond
                           As a % of         As a % of your
Your investment            offering price    investment
Up to $99,999              4.50%             4.71%
$100,000 - $249,999        3.75%             3.90%
$250,000 - $499,999        2.75%             2.83%
$500,000 - $999,999        2.00%             2.04%
$1,000,000 and over        See below

Class A sales charges - growth funds
                           As a % of         As a % of your
Your investment            offering price    investment
Up to $49,999              5.00%             5.26%
$50,000 - $99,999          4.50%             4.71%
$100,000 - $249,999        3.50%             3.63%
$250,000 - $499,999        2.50%             2.56%
$500,000 - $999,999        2.00%             2.04%
$1,000,000 and over        See below

Investments of $1 million or more Class A shares are available with no front-end sales charge. However, there is a contingent deferred sales charge (CDSC) on any shares sold within one year of purchase, as follows:

CDSC on $1 million+ investments (all funds)
Your investment                    CDSC on shares being sold
First $1M - $4,999,999             1.00%
Next $1 - $5M above that           0.50%
Next $1 or more above that         0.25%

For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the LAST day of that month.

The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC.

20 YOUR ACCOUNT

Class B Shares are offered at their net asset value per share, without any initial sales charge. However, there is a contingent deferred sales charge
(CDSC) on shares you sell within a certain time after you bought them, as described in the table below. There is no CDSC on shares acquired through reinvestment of dividends. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. The longer the time between the purchase and the sale of shares, the lower the rate of the
CDSC:

Class B deferred charges

Years after    CDSC on Short-Term       CDSC on all
purchase       Strategic Income         other fund shares
               shares being sold        being sold
1st year       3.00%                    5.00%
2nd year       2.00%                    4.00%
3rd year       2.00%                    3.00%
4th year       1.00%                    3.00%
5th year       None                     2.00%
6th year       None                     1.00%
After 6 years  None                     None

For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the FIRST day of that month.

CDSC calculations are based on the number of shares involved, not on the value of your account. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that carry no CDSC. If there are not enough of these to meet your request, we will sell those shares that have the lowest CDSC.

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SALES CHARGE REDUCTIONS AND WAIVERS

Reducing your Class A sales charges There are several ways you can combine multiple purchases of Class A shares of John Hancock funds to take advantage of the breakpoints in the sales charge schedule. The first three ways can be combined in any manner.

[bullet] Accumulation Privilege -- lets you add the value of any Class A shares you already own to the amount of your next Class A investment for purposes of calculating the sales charge.

[bullet] Letter of Intention -- lets you purchase Class A shares of a fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once.

[bullet] Combination Privilege -- lets you combine Class A shares of multiple funds for purposes of calculating the sales charge.

To utilize: complete the appropriate section of your application, or contact your financial representative or Signature Services to add these options (see the back cover of this prospectus).

Group Investment Program Allows established groups of four or more investors to invest as a group. Each investor has an individual account, but for sales charge purposes the group's investments are lumped together, making the investors potentially eligible for reduced sales charges. There is no charge, no obligation to invest (although initial aggregate investments must be at least $250) and you may terminate the program at any time.

To utilize: contact your financial representative or Signature Services to find out how to qualify.

CDSC waivers As long as Signature Services is notified at the time you sell, the CDSC for either share class will generally be waived in the following cases:

[bullet] to make payments through certain systematic withdrawal plans

[bullet] to make certain distributions from a retirement plan

[bullet] because of shareholder death or disability

To utilize: if you think you may be eligible for a CDSC waiver, contact your financial representative or Signature Services, or consult the SAI (see the back cover of this prospectus).

Reinstatement privilege If you sell shares of a John Hancock fund, you may invest some or all of the proceeds in the same share class of any John Hancock fund within 120 days without a sales charge. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC. All accounts involved must have the same registration.

To utilize: contact your financial representative or Signature Services.

                                                                 YOUR ACCOUNT 21

Waivers for certain investors Class A shares may be offered without front-end sales charges or CDSCs to various individuals and institutions, including:

[bullet] government entities that are prohibited from paying mutual fund sales charges

[bullet] financial institutions or common trust funds investing $1 million or more for non-discretionary accounts

[bullet] selling brokers and their employees and sales representatives

[bullet] financial representatives utilizing fund shares in fee-based investment products under agreement with John Hancock Funds

[bullet] fund trustees and other individuals who are affiliated with these or other John Hancock funds

[bullet] individuals transferring assets to a John Hancock growth fund from an employee benefit plan that has John Hancock funds

[bullet] members of an approved affinity group financial services program

[bullet] certain insurance company contract holders (one-year CDSC usually applies)

[bullet] participants in certain retirement plans with at least 100 members
         (one-year CDSC applies)

[bullet] clients of AFA, when their funds are transferred directly to Global
         Technology Fund from accounts managed by AFA

[bullet] certain former shareholders of John Hancock National Aviation &
         Technology Fund and Nova Fund (applies to Global Technology Fund only).

To utilize: if you think you may be eligible for a sales charge waiver, contact your financial representative or Signature Services, or consult the SAI.

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OPENING AN ACCOUNT

1 Read this prospectus carefully.

2 Determine how much you want to invest. The minimum initial investments for the John Hancock funds are as follows:

  [bullet] non-retirement account: $1,000

  [bullet] retirement account: $250

  [bullet] group investments: $250

  [bullet] Monthly Automatic Accumulation Plan (MAAP): $25 to open; you must invest at least $25 a month

3 Complete the appropriate parts of the account application, carefully following the instructions. If you have questions, please contact your financial representative or call Signature Services at 1-800-225-5291.

4 Complete the appropriate parts of the account privileges section of the application. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later.

5 Make your initial investment using the table on the next page. You can initiate any purchase, exchange or sale of shares through your financial representative.

22 YOUR ACCOUNT

Buying shares

         Opening an account

By check

[check] [bullet] Make out a check for the investment amount, payable to "John Hancock Signature Services, Inc."
        [bullet] Deliver the check and your completed application to your financial representative, or mail them to Signature Services (address below).

        Adding to an account

        [bullet] Make out a check for the investment amount payable to "John
                 Hancock Signature Services, Inc."

        [bullet] Fill out the detachable investment slip from an account statement. If no slip is available, include a note specifying the fund name, your share class, your account number and the name(s) in which the account is registered.

        [bullet] Deliver the check and your investment slip or note to your financial representative, or mail them to Signature Services (address below).

By exchange

          Opening an account

[arrows] [bullet] Call your financial representative or Signature Services to request an exchange.

          Adding to an account

         [bullet] Call Signature Services to request an exchange.

By wire

          Opening an account

[bolt] [bullet] Deliver your completed application to your financial representative, or mail it to Signature Services.

       [bullet] Obtain your account number by calling your financial representative or Signature Services.

       [bullet] Instruct your bank to wire the amount of your investment to:
                First Signature Bank & Trust
                Account # 900000260
                Routing # 211475000
                Specify the fund name, your choice of share class, the new account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

          Adding to an account

       [bullet] Instruct your bank to wire the amount of your investment to:
                First Signature Bank & Trust
                Account # 900000260
                Routing # 211475000
                Specify the fund name, your share class, your account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

By phone

          Opening an account

[phone] See "By wire" and "By exchange."

          Adding to an account

        [bullet] Verify that your bank or credit union is a member of the Automated Clearing House (ACH) system.

        [bullet] Complete the "Invest-By-Phone" and "Bank Information" sections on your account application.

        [bullet] Call Signature Services to verify that these features are in place on your account.

        [bullet] Tell the Signature Services representative the fund name, your share class, your account number, the name(s) in which the account is registered and the amount of your investment.

Address
John Hancock Signature Services, Inc.
P.O. Box 9116  Boston, MA  02205-9116

Phone number
1-800-225-5291

Or contact your financial representative for instructions and assistance.

To open or add to an account using the Monthly Automatic Accumulation Program, see "Additional investor services."

                                                                 YOUR ACCOUNT 23

Selling shares

               Designed for

By letter

[envelope] [bullet] Accounts of any type.

           [bullet] Sales of any amount.

          To sell some or all of your shares
          [bullet] Write a letter of instruction or complete a stock power indicating the fund name, your share class, your account number, the name(s) in which the account is registered and the dollar value or number of shares you wish to sell.

          [bullet] Include all signatures and any additional documents that may be required (see next page).

          [bullet] Mail the materials to Signature Services.

          [bullet] A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your letter of instruction.

By phone

          Designed for

[telephone] [bullet] Most accounts.

            [bullet] Sales of up to $100,000.

          To sell some or all of your shares

[bullet] For automated service 24 hours a day using your touch-tone phone, call the EASI-Line at 1-800-338-8080.

[bullet] To place your order with a representative at John Hancock Funds, call
         Signature Services between 8 a.m. and 4 p.m. Eastern Time on most business days.

By wire or electronic funds transfer (EFT)

          Designed for

[bolt] [bullet] Requests by letter to sell any amount (accounts of any type).

       [bullet] Requests by phone to sell up to $100,000 (accounts with telephone redemption privileges).

          To sell some or all of your shares

[bullet] Fill out the "Telephone Redemption" section of your new account application.

[bullet] To verify that the telephone redemption privilege is in place on an account, or to request the forms to add it to an existing account, call Signature Services.

[bullet] Amounts of $1,000 or more will be wired on the next business day. A
         $4 fee will be deducted from your account.

[bullet] Amounts of less than $1,000 may be sent by EFT or by check. Funds from EFT transactions are generally available by the second business day. Your bank may charge a fee for this service.

By exchange

          Designed for

[arrows] [bullet] Accounts of any type.

         [bullet] Sales of any amount.

          To sell some or all of your shares

[bullet] Obtain a current prospectus for the fund into which you are exchanging by calling your financial representative or Signature Services.

[bullet] Call Signature Services to request an exchange.

By check

[check] [bullet] Short-Term Strategic Income Fund only.

        [bullet] Any account with checkwriting privileges.

        [bullet] Sales of over $100.

To sell some or all of your shares

[bullet] Request checkwriting on your account application.

[bullet] Verify that the shares to be sold were purchased more than 10 days earlier or were purchased by wire.

[bullet] Write a check for any amount over $100.

To sell shares through a systematic withdrawal plan, see "Additional investor services."

Address
John Hancock Signature Services, Inc.
P.O. Box 9116  Boston, MA  02205-9116

Phone number
1-800-225-5291

Or contact your financial representative for instructions and assistance.

24 YOUR ACCOUNT

Selling shares in writing In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, as shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

[bullet] your address of record has changed within the past 30 days

[bullet] you are selling more than $100,000 worth of shares

[bullet] you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s)

You can generally obtain a signature guarantee from the following sources:

[bullet] a broker or securities dealer

[bullet] a federal savings, cooperative or other type of bank

[bullet] a savings and loan or other thrift institution

[bullet] a credit union

[bullet] a securities exchange or clearing agency

A notary public CANNOT provide a signature guarantee.

Seller                                                 Requirements for written requests       [envelope]
Owners of individual, joint, sole proprietorship,      [bullet] Letter of instruction.
UGMA/UTMA (custodial accounts for minors) or
general partner accounts.                              [bullet] On the letter, the signatures and titles of all persons authorized to sign for the account, exactly as the account is registered.

                                                       [bullet] Signature guarantee if applicable (see above).

Owners of corporate or association accounts.           [bullet] Letter of instruction.

                                                       [bullet] Corporate resolution, certified within the past 90 days.

                                                       [bullet] On the letter and the resolution, the signature of the person(s)
                                                                authorized to sign for the account.

                                                       [bullet] Signature guarantee if applicable (see above).

Owners or trustees of trust accounts.                  [bullet] Letter of instruction.

                                                       [bullet] On the letter, the signature(s) of the trustee(s).

                                                       [bullet] If the names of all trustees are not registered on the account, please also provide a copy of the trust document certified within the past 60 days.

                                                       [bullet] Signature guarantee if applicable (see above).

Joint tenancy shareholders whose co-tenants are        [bullet] Letter of instruction signed by surviving tenant.
deceased.
                                                       [bullet] Copy of death certificate.

                                                       [bullet] Signature guarantee if applicable (see above).

Executors of shareholder estates.                      [bullet] Letter of instruction signed by executor.

                                                       [bullet] Copy of order appointing executor.

                                                       [bullet] Signature guarantee if applicable (see above).

Administrators, conservators, guardians and other      [bullet] Call 1-800-225-5291 for instructions.
sellers or account types not listed above.

                                                                 YOUR ACCOUNT 25

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TRANSACTION POLICIES

Valuation of shares The net asset value per share (NAV) for each fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4 p.m. Eastern Time) by dividing a class's net assets by the number of its shares outstanding.

Buy and sell prices When you buy shares, you pay the NAV plus any applicable sales charges, as described earlier. When you sell shares, you receive the NAV minus any applicable deferred sales charges.

Execution of requests Each fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after your request is accepted by Signature Services.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider using EASI-Line or sending your request in writing.

In unusual circumstances, any fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions For your protection, telephone requests may be recorded in order to verify their accuracy. In addition, Signature Services will take measures to verify the identity of the caller, such as asking for name, account number, Social Security or other taxpayer ID number and other relevant information. If appropriate measures are not taken, Signature Services is responsible for any losses that may occur to any account due to an unauthorized telephone call. Also for your protection, telephone transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Exchanges You may exchange shares of one John Hancock fund for shares of the same class of any other, generally without paying any additional sales charges. Class B shares will continue to age from the original date and will retain the same CDSC rate as they had before the exchange, except that the rate will change to that of the new fund if the new fund's rate is higher. A CDSC rate that has increased will drop again with a future exchange into a fund with a lower rate.

To protect the interests of other investors in the fund, a fund may cancel the exchange privileges of any parties that, in the opinion of the fund, are using market timing strategies or making more than seven exchanges per owner or controlling party per calendar year. A fund may change or cancel its exchange privilege at any time, upon 60 days' notice to its shareholders. A fund may also refuse any exchange order.

Certificated shares Most shares are electronically recorded. If you wish to have certificates for your shares, please write to Signature Services. Certificated shares can only be sold by returning the certificates to Signature Services, along with a letter of instruction or a stock power and a signature guarantee.

Sales in advance of purchase payments When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten calendar days after the purchase.

Foreign currencies Purchases must be made in U.S. dollars. Purchases in foreign currencies must be converted, which may result in a fee and delayed execution.

Eligibility by state You may only invest in, or exchange into, fund shares legally available in your state.

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DIVIDENDS AND ACCOUNT POLICIES

Account statements In general, you will receive account statements as follows:

[bullet] after every transaction (except a dividend reinvestment) that affects your account balance

[bullet] after any changes of name or address of the registered owner(s)

[bullet] in all other circumstances, every quarter

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

26 YOUR ACCOUNT

Dividends The income funds generally declare income dividends daily and pay them monthly. These income dividends begin accruing the day after payment is received by the fund and continue through the day your shares are actually sold. The growth funds pay income dividends, if any, annually. All funds distribute capital gains, if any, annually.

Dividend reinvestments Most investors have their dividends reinvested in additional shares of the same fund and class. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend record date. Alternatively, you can choose to have a check for your dividends mailed to you. However, if the check is not deliverable, your dividends will be reinvested.

Taxability of dividends As long as a fund meets the requirements for being a tax-qualified regulated investment company, which each fund has in the past and intends to in the future, it pays no federal income tax on the earnings it distributes to shareholders.

Consequently, dividends you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from a fund's long-term capital gains are taxable as capital gains; dividends from other sources are generally taxable as ordinary income.

Some dividends paid in January may be taxable as if they had been paid the previous December. Corporations may be entitled to take a dividends-received deduction for a portion of certain dividends they receive from the growth funds.

The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Small accounts (non-retirement only) If you draw down a non-retirement account so that its total value is less than $1,000, you may be asked to purchase more shares within 30 days. If you do not take action, your fund may close out your account and mail you the proceeds. Alternatively, Signature Services may charge you $10 a year to maintain your account. You will not be charged a CDSC if your account is closed for this reason, and your account will not be closed if its drop in value is due to fund performance or the effects of sales charges.

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ADDITIONAL INVESTOR SERVICES

Monthly Automatic Accumulation Program (MAAP) MAAP lets you set up regular investments from your paycheck or bank account to the John Hancock fund(s) of your choice. You determine the frequency and amount of your investments, and you can terminate your program at any time. To establish:

[bullet] Complete the appropriate parts of your account application.

[bullet] If you are using MAAP to open an account, make out a check ($25 minimum) for your first investment amount payable to "John Hancock Signature Services, Inc." Deliver your check and application to your financial representative or Signature Services.

Systematic withdrawal plan This plan may be used for routine bill payment or periodic withdrawals from your account. To establish:

[bullet] Make sure you have at least $5,000 worth of shares in your account.

[bullet] Make sure you are not planning to invest more money in this account
         (buying shares during a period when you are also selling shares of the same fund is not advantageous to you, because of sales charges).

[bullet] Specify the payee(s). The payee may be yourself or any other party, and there is no limit to the number of payees you may have, as long as they are all on the same payment schedule.

[bullet] Determine the schedule: monthly, quarterly, semi-annually, annually or in certain selected months.

[bullet] Fill out the relevant part of the account application. To add a systematic withdrawal plan to an existing account, contact your financial representative or Signature Services.

Retirement plans John Hancock Funds offers a range of qualified retirement plans, including IRAs, SEPs, 401(k) plans, 403(b) plans (including TSAs) and other pension and profit-sharing plans. Using these plans, you can invest in any John Hancock fund (except tax-free income funds) with a low minimum investment of $250 or, for some group plans, no minimum investment at all. To find out more, call Signature Services at 1-800-225-5291.

                                                                 YOUR ACCOUNT 27

Fund details

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BUSINESS STRUCTURE

How the funds are organized Each John Hancock international/global fund is an open-end management investment company or a series of such a company.

Each fund is supervised by a board of trustees, an independent body that has ultimate responsibility for the fund's activities. The board retains various companies to carry out the fund's operations, including the investment adviser, custodian, transfer agent and others (see diagram). The board has the right, and the obligation, to terminate the fund's relationship with any of these companies and to retain a different company if the board believes it is in the shareholders' best interests.

At a mutual fund's inception, the initial shareholder (typically the adviser) appoints the fund's board. Thereafter, the board and the shareholders determine the board's membership. The boards of the John Hancock international/global funds may include individuals who are affiliated with the investment adviser. However, the majority of board members must be independent.

The funds do not hold annual shareholder meetings, but may hold special meetings for such purposes as electing or removing board members, changing fundamental policies, approving a management contract or approving a 12b-1 plan (12b-1 fees are explained in "Sales compensation").

[graphic]

28 FUND DETAILS

Accounting compensation The funds compensate the adviser for performing tax and financial management services. Annual compensation is not expected to exceed 0.02% of each fund's average net assets.

Portfolio trades In placing portfolio trades, the adviser may use brokerage firms that market the fund's shares or are affiliated with John Hancock Mutual Life Insurance Company, but only when the adviser believes no other firm offers a better combination of quality execution (i.e., timeliness and completeness) and favorable price.

Investment goals Except for Global Rx Fund, International Fund and World Bond Fund, each fund's investment goal is fundamental and may only be changed with shareholder approval.

Diversification Except for Global Rx Fund, Short-Term Strategic Income Fund and World Bond Fund, all of the international/global funds are diversified.

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SALES COMPENSATION

As part of their business strategies, the funds, along with John Hancock Funds, pay compensation to financial services firms that sell the funds' shares. These firms typically pass along a portion of this compensation to your financial representative.

Compensation payments originate from two sources: from sales charges and from 12b-1 fees that are paid out of the funds' assets ("12b-1" refers to the federal securities regulation authorizing annual fees of this type). The 12b-1 fee rates vary by fund and by share class, according to Rule 12b-1 plans adopted by the funds. The sales charges and 12b-1 fees paid by investors are detailed in the fund-by-fund information. The portions of these expenses that are reallowed to financial services firms are shown on the next page.

Distribution fees may be used to pay for sales compensation to financial services firms, marketing and overhead expenses and, for Class B shares, interest expenses.

Class B unreimbursed distribution expenses(1)
                              Unreimbursed         As a % of
Fund                          expenses             net assets
Global                        $   750,008          2.74%
Global Marketplace            $   149,374          0.55%
Global Rx                     $   126,074          5.60%
Global Technology             $   987,619          4.34%
International                 $   358,785          9.76%
Pacific Basin Equities        $   938,714          3.59%
Short-Term Strategic Income   $ 2,610,556          2.93%
World Bond                    $ 4,753,035          5.13%

(1) As of the most recent fiscal year end covered by each fund's financial highlights. These expenses may be carried forward indefinitely.

Initial compensation Whenever you make an investment in a fund or funds, the financial services firm receives either a reallowance from the initial sales charge or a commission, as described below. The firm also receives the first year's service fee at this time.

Annual compensation Beginning with the second year after an investment is made, the financial services firm receives an annual service fee of 0.25% of its total eligible net assets. This fee is paid quarterly in arrears.

Financial services firms selling large amounts of fund shares may receive extra compensation. This compensation, which John Hancock pays out of its own resources, may include asset retention fees as well as reimbursement for marketing expenses.

                                                                 FUND DETAILS 29

Class A investments

                                                   Maximum                       Maximum
                               Sales charge        reallowance     First year    total
                               paid by             or commission   service fee   compensation(1)
                               investors (% of     (% of offering  (% of net     (% of offering
                               offering price)     price)          investment)   price)
Short-Term Strategic Income Fund
Up to $99,999                      3.00%             2.26%            0.25%          2.50%
$100,000 - $499,999                2.50%             2.01%            0.25%          2.25%
$500,000 - $999,999                2.00%             1.51%            0.25%          1.75%

World Bond Fund
Up to $99,999                      4.50%             3.76%            0.25%          4.00%
$100,000 - $249,999                3.75%             3.01%            0.25%          3.25%
$250,000 - $499,999                2.75%             2.06%            0.25%          2.30%
$500,000 - $999,999                2.00%             1.51%            0.25%          1.75%

Growth funds
Up to $49,999                      5.00%             4.01%            0.25%          4.25%
$50,000 - $99,999                  4.50%             3.51%            0.25%          3.75%
$100,000 - $249,999                3.50%             2.61%            0.25%          2.85%
$250,000 - $499,999                2.50%             1.86%            0.25%          2.10%
$500,000 - $999,999                2.00%             1.36%            0.25%          1.60%

Regular investments of
$1 million or more (all funds)
First $1M - $4,999,999              --               0.75%            0.25%          1.00%
Next $1 - $5M above that            --               0.25%            0.25%          0.50%
Next $1 and more above that         --               0.00%            0.25%          0.25%

Waiver investments(2)               --               0.00%            0.25%          0.25%


Class B investments

                                                   Maximum                       Maximum
                                                   reallowance     First year    total
                                                   or commission   service fee   compensation
                                                   (% of offering  (% of net     (% of offering
                                                   price)          investment)   price)
Short-Term Strategic Income Fund
All amounts                                          2.25%            0.25%          2.50%

All other funds
All amounts                                          3.75%            0.25%          4.00%

(1) Reallowance/commission percentages and service fee percentages are calculated from different amounts, and therefore may not equal total compensation percentages if combined using simple addition.

(2) Refers to any investments made by municipalities, financial institutions, trusts and affinity group members that take advantage of the sales charge waivers described earlier in this prospectus.

CDSC revenues collected by John Hancock Funds may be used to pay commissions when there is no initial sales charge.


30 FUND DETAILS

MORE ABOUT RISK

A fund's risk profile is largely defined by the fund's primary securities and investment practices. You may find the most concise description of each fund's risk profile in the fund-by-fund information.

The funds are permitted to utilize -- within limits established by the trustees -- certain other securities and investment practices that have higher risks and opportunities associated with them. To the extent that a fund utilizes these securities or practices, its overall performance may be affected, either positively or negatively. On the following pages are brief descriptions of these securities and practices, along with the risks associated with them. The funds follow certain policies that may reduce these risks.

As with any mutual fund, there is no guarantee that the performance of a John Hancock international/global fund will be positive over any period of time -- days, months or years. However, international markets have performed better over the past two decades than domestic markets.

TYPES OF INVESTMENT RISK

Correlation risk The risk that changes in the value of a hedging instrument will not match those of the asset being hedged (hedging is the use of one investment to offset the effects of another investment).

Credit risk The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

Currency risk The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments, and may widen any losses.

Extension risk The risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

Information risk The risk that key information about a security or market is inaccurate or unavailable.

Interest rate risk The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values.

Leverage risk Associated with securities or practices (such as borrowing) that multiply small index or market movements into large changes in value.

[bullet] Hedged When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

[bullet] Speculative To the extent that a derivative is not used as a hedge, the fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

Liquidity risk The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead, or forego an investment opportunity, any of which could have a negative effect on fund management or performance.

Management risk The risk that a strategy used by a fund's management may fail to produce the intended result. Common to all mutual funds.

Market risk The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. Common to all stocks and bonds and the mutual funds that invest in them.

Natural event risk The risk of losses attributable to natural disasters, crop failures and similar events.

Opportunity risk The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

Political risk The risk of losses attributable to government or political actions, from changes in tax or trade statutes to governmental collapse and war.

Prepayment risk The risk that unanticipated prepayments may occur, reducing the value of mortgage-backed securities.

Valuation risk The risk that a fund has valued certain of its securities at a higher price than it can sell them for.


                                                                 FUND DETAILS 31

Higher-risk securities and practices

This table shows each fund's investment limitations as a percentage of portfolio assets. In each case the principal types of risk are listed (see previous page for definitions). Numbers in this table show allowable usage only; for actual usage, consult the fund's annual/semi-annual reports.

10       Percent of total assets (italic type)
10       Percent of net assets (roman type)
+        No policy limitation on usage; fund may be using currently
*        Permitted, but has not typically been used
--       Not permitted

                                                                                      Pacific  Short-Term
                                              Global    Global   Global      Inter-    Basin    Strategic  World
                                   Global  Marketplace    Rx   Technology  national  Equities    Income     Bond
Investment practices

Borrowing; reverse repurchase
agreements The borrowing of
money from banks or through
reverse repurchase agreements.
Leverage, credit risks.              10       33.3       33.3      10        33.3        33.3       10       10

Currency trading The direct
trading or holding of foreign
currencies as an asset.
Currency risk.                        +         +          +        +          +           +         +        +

Repurchase agreements The
purchase of a security that
must later be sold back to the
issuer at the same price plus
interest. Credit risk.                +         +          +        +          +           +         +        +

Securities lending The lending
of securities to financial
institutions, which provide
cash or government securities
as collateral. Credit risk.          10       33.3       33.3      33.3      33.3        33.3       30       30

Short sales The selling of
securities which have been
borrowed on the expectation
that the market price will
drop.

[bullet] Hedged. Hedged
leverage, market, correlation,
liquidity, opportunity risks.         --       *          *         --        *           *         --       --

[bullet] Speculative.
Speculative leverage, market,
liquidity risks.                      --       *          *         --        *           --        --       --

Short-term trading Selling a
security soon after purchase. A
portfolio engaging in
short-term trading will have
higher turnover and transaction
expenses. Market risk.                +        +          +         +         +           +         +        +

When-issued securities and
forward commitments The
purchase or sale of securities
for delivery at a future date;
market value may change before
delivery. Market, opportunity,
leverage risks.                       +        +          +         +         +           +         +        +

Conventional securities

Foreign debt securities Debt
securities issued by foreign
governments or companies.
Credit, currency, interest
rate, market, political risks.        5       35(1)      35(1)     10(2)     35(1)       35(1)      +(1)     +(1)


Non-investment-grade debt
securities Debt securities
rated below BBB/Baa are
considered junk bonds. Credit,
market, interest rate,
liquidity, valuation,
information risks.                    --      --         35        10(2)     --          --         67       35

Restricted and illiquid
securities Securities not
traded on the open market. May
include illiquid Rule 144A
securities. Liquidity,
valuation, market risks.             15       15         15        15        15        15           15       15

Unleveraged derivative securities

Asset-backed securities
Securities backed by unsecured
debt, such as credit card debt;
these securities are often
guaranteed or
over-collateralized to enhance
their credit quality. Credit,
interest rate risks.                  *        *          *         *          *         *          +        +

Mortgage-backed securities
Securities backed by pools of
mortgages, including
passthrough certificates, PACs,
TACs and other senior classes
of collateralized mortgage
obligations (CMOs). Credit,
extension, prepayment, interest
rate risks.                            *        *         *          *         *         *          +        +

Participation interests
Securities representing an
interest in another security or
in bank loans. Credit, interest
rate, liquidity, valuation
risks.                                --      --         --        10(2)     --          --         15(3)    15(3)


32 FUND DETAILS


                                              Global    Global   Global      Inter-    Basin    Strategic  World
                                   Global  Marketplace    Rx   Technology  national  Equities    Income     Bond

Leveraged derivative securities

Currency contracts Contracts
involving the right or
obligation to buy or sell a
given amount of foreign
currency at a specified price
and future date.

[bullet] Hedged. Currency,
hedged leverage, correlation,
liquidity, opportunity risks.         +         +          +        +          +           +         +        +

[bullet] Speculative. Currency,
speculative leverage, liquidity
risks.                                *         *          *        *          *           *         *        *

Financial futures and options;
securities and index options
Contracts involving the right
or obligation to deliver or
receive assets or money
depending on the performance of
one or more assets or an
economic index.

[bullet] Futures and related
options. Interest rate,
currency, market, hedged or
speculative leverage,
correlation, liquidity,
opportunity risks.                    +         +          +        *          +           *         +        +


[bullet] Options on securities
and indices. Interest rate,
currency, market, hedged or
speculative leverage,
correlation, liquidity, credit,
opportunity risks.                    5(4)      *          *        5(4)       *           *          5(4)    5(4)

Structured securities Indexed
and/or leveraged
mortgage-backed and other debt
securities, including
principal-only and
interest-only securities,
leveraged floating rate
securities and others. These
securities tend to be highly
sensitive to interest rate
movements and their performance
may not correlate to these
movements in a conventional
fashion. Credit, interest rate,
extension, prepayment, market,
speculative leverage,
liquidity, valuation risks.          +         +          +        10(2)       +           *         +        +

(1) No more than 25% of the fund's assets will be invested in securities of any one foreign government.

(2)  Included in the 10% limitation on debt securities.

(3)  Included in the 15% limitation on illiquid securities.

(4)  Applies to purchased options only.


Analysis of funds with 5% or more in junk bonds(1)

[Bar Chart:]

     Quality rating           Short-Term Strategic
     (S&P/Moody's)(2)         Income Fund

Investment Grade Bonds
     AAA/Aaa                      43.3%
     AA/Aa                        10.6%
     A/A                           8.4%
     BBB/Baa                       1.7%

Junk Bonds
     BB/Ba                         8.4%
     B/B                          13.5%
     CCC/Caa                       5.3%
     CC/Ca                         0.0%
     C/C                           0.0%
     % of portfolio in bonds      91.2%

[Legend:]

 Rated by Standard & Poor's or Moody's
 Rated by the adviser

(1) Data as of fund's last fiscal year end.

(2) In cases where the S&P and Moody's ratings for a given bond issue do not agree, the issue has been counted in the higher category.


                                                                 FUND DETAILS 33

                                  [BLANK PAGE]

                                  [BLANK PAGE]

For more information

Two documents are available that offer further information on John Hancock international/global funds:

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS

Includes financial statements, detailed performance information, portfolio holdings, a statement from portfolio management and the auditor's report.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information on all aspects of the funds. The current annual/semi-annual report is included in the SAI.

A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference (is legally a part of this prospectus).

To request a free copy of the current annual/semi-annual report or SAI, please write or call:

John Hancock Signature Services, Inc.
P.O. Box 9116
Boston, MA 02205-9116
Telephone: 1-800-225-5291
EASI-Line: 1-800-338-8080
TDD: 1-800-544-6713


[logo: John Hancock Funds
       A Global Investment Management Firm]
       101 Huntington Avenue
       Boston, Massachusetts 02199-7603

[signature logo: John Hancock
                 Financial Services]           (C) 1996 John Hancock Funds, Inc.
                                                                      GLIPN 1/97

                      JOHN HANCOCK GLOBAL MARKETPLACE FUND

                           Class A and Class B Shares
                       Statement of Additional Information

                                 January 1, 1997


This Statement of Additional Information provides information about John Hancock Global Marketplace Fund (the "Fund") in addition to the information that is contained in the combined International/Global Funds' Prospectus dated January 1, 1997 (the "Prospectus"). The Fund is a diversified series of John Hancock World Fund (the "Trust").

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Fund's Prospectus, a copy of which can be obtained free of charge by writing or telephoning:

                      John Hancock Signature Services, Inc.
                                  P.O. Box 9116
                        Boston, Massachusetts 02199-9116
                                1-(800)-225-5291

                                TABLE OF CONTENTS

                                                                          Page
Organization of the Fund ..............................................     2
Investment Objective And Policies .....................................     2
Investment Restrictions ...............................................    13
Those Responsible for Management ......................................    16
Investment Advisory And Other Services ................................    25
Distribution Contracts ................................................    27
Net Asset Value .......................................................    28
Initial Sales Charge on Class A Shares ................................    29
Deferred Sales Charge On Class B Shares ...............................    32
Special Redemptions ...................................................    35
Additional Services And Programs ......................................    35
Description of The Fund's Shares ......................................    36
Tax Status ............................................................    37
Calculation of Performance ............................................    41
Brokerage Allocation ..................................................    43
Transfer Agent Services ...............................................    44
Custody of Portfolio ..................................................    45
Independent Auditors ..................................................    45
Financial Statements ..................................................   F-1

ORGANIZATION OF THE FUND

The Fund is a series of the Trust, an open-end investment management company organized as a Massachusetts business trust in August, 1986 under the laws of the Commonwealth of Massachusetts. The Fund changed its name on December 11, 1995 from John Hancock Global Retail Fund to John Hancock Global Marketplace Fund. The Fund was established in 1988.

John Hancock Advisers, Inc. (the "Adviser") is the Fund's investment adviser. The Adviser is an indirect wholly-owned subsidiary of John Hancock Mutual Life Insurance Company (the "Life Company"), a Massachusetts life insurance company chartered in 1862, with national headquarters at John Hancock Place, Boston, Massachusetts.

INVESTMENT OBJECTIVE AND POLICIES

The investment objective of the Fund is long-term capital appreciation. The Fund will invest in a global portfolio consisting primarily equity securities of issuers engaged in retail sales of consumer products and services. The types of securities in which the Fund invests are listed in the Prospectus. See "Goal and Strategy" and "Portfolio Securities" in the Prospectus. There can be no assurance that the Fund will achieve its investment objective.

Under normal circumstances, the Fund invests at least 65% of its total assets in the securities of companies that merchandise goods and services to consumers and to consumer companies.

Investments in Foreign Securities. The Fund may invest in domestic or foreign common stocks and securities convertible into or with rights to purchase common stock of corporations in which the Fund is permitted to invest. The Fund may invest in American Depository Receipts ("ADRs"), or European Depository Receipts ("EDRs") which are receipts typically issued by an American or European bank or trust company representing underlying shares of foreign issuers. Issuers of unsponsored ADRs are not required to disclose material information in the United States. Because the Fund has a limited scope of investment through its concentration in the retail sales group of industries, the Fund seeks investments without regard to geographical borders. Normally, the Fund will invest in the securities markets of at least three countries including the United States. A significant portion of the Fund's investments are expected to be in countries with developing markets; and in smaller capitalization, developing growth companies with relatively limited operating histories as publicly traded companies. These investments may be made without regard to a record of profits or dividends.

The securities markets of many countries have in the past moved relatively independently of one another, due to differing economic, financial, political and social factors. When markets in fact move in different directions and offset each other, there may be a corresponding reduction in risk for the Fund's portfolio as a whole. This lack of correlation among the movements of the world's securities markets may also affect unrealized gains the Fund has derived from movements in any one market.

If the securities of markets moving in different directions are combined into a single portfolio, such as that of the Fund, total portfolio volatility maybe reduced. Since the Fund may invest in securities denominated in currencies other than U.S. dollars, changes in foreign currency exchange rates will affect the value of its portfolio securities. Exchange rates may not move in the same direction as the securities markets in a particular country. As a result, market gains may be offset by unfavorable exchange rate fluctuations.

Investments in foreign securities may involve a greater risk than those in domestic securities. There is generally less publicly available information about foreign companies in the form of reports and ratings similar to those that are published about issuers in the United States. Also, foreign issuers are generally not subject to uniform accounting, auditing and financial reporting requirements comparable to those applicable to United States issuers.

Because foreign securities may be denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the Fund's net asset value, the value of dividends and interest earned, gains and losses realized on the sale of securities, and any net investment income and gains that the Fund distributes to shareholders. Securities transactions undertaken in some foreign markets may not be settled promptly, so that the Fund's investments on foreign exchanges may be less liquid and subject to the risk of fluctuating currency exchange rates pending settlement.

Foreign securities will be purchased in the best available market, whether through over-the-counter markets or exchanges located in the countries where principal offices of the issuers are located. Foreign securities markets are generally not as developed or efficient as those in the United States. While growing in volume, they usually have substantially less volume than the New York Stock Exchange, and securities of some foreign issuers are less liquid and more volatile than securities of comparable United States issuers. Fixed commissions on foreign exchanges are generally higher than negotiated commissions on United States exchanges, although the Fund will endeavor to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers and listed issuers than in the United States.

With respect to certain foreign countries, there is a possibility of adverse changes in investment or exchange control regulations, expropriation, nationalization or confiscatory taxation, limitations on the removal of funds or other assets of the Fund, political or social instability, or diplomatic developments which could affect United States investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the United States' economy in terms of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

The dividends in some cases, capital gains and interest payable on certain of the Fund's foreign portfolio securities may be subject to foreign withholding or other foreign taxes, thus reducing the net amount of income or gains available for distribution to the Fund's shareholders.

These risks may be intensified in the case of investments in emerging markets or countries with limited or developing capital markets and countries which are located in the Asia-Pacific region, Eastern Europe, Latin and South America and Africa. Security prices in these markets can be significantly more volatile than in more developed countries, reflecting the greater uncertainty of investing in these established markets and economies. Political, legal and economic structures in many of these emerging market countries may be undergoing significant evolution and rapid development, and they may lack the social, political, legal and economic stability characteristic of more developed countries. Emerging market countries may have failed in the past to recognize private property rights. They may have relatively unstable governments, present the risk of nationalization of business, restrictions on foreign ownership, or prohibitions on repatriation of assets, and may have less protection of property rights than more developed countries. Their economies may be predominantly based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. The Fund may be required to establish special custodial or other arrangements before making certain investments in those countries. Securities of issuers located in these countries may have limited marketability and may be subject to more abrupt or erratic price movements.


Foreign Currency Transactions. The Fund's foreign currency exchange transactions may be conducted on a spot (i.e., cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market. The Fund may also enter into forward foreign currency exchange contracts. The Fund may also enter into forward foreign currency exchange contracts to enhance return, to hedge against fluctuations in currency exchange rates affecting a particular transaction or portfolio position, or as a substitute for the purchase or sale of a currency or assets denominated in that currency. Forward contracts are agreements to purchase or sell a specified currency at a specified future date and price set at the time of the contract. Transaction hedging is the purchase or sale of forward foreign currency contracts with respect to specific receivables or payables of the Fund accruing in connection with the purchase and sale of its portfolio securities quoted or denominated in the same or related foreign currencies. Portfolio hedging is the use of forward foreign currency contracts to offset portfolio security positions denominated or quoted in the same or related foreign currencies. The Fund may elect to hedge less than all of its foreign portfolio positions as deemed appropriate by the Adviser.

If the Fund purchases a forward contract or sells a forward contract for non-hedging purposes, its custodian will segregate cash or liquid securities in a separate account of the Fund in an amount equal to the value of the Fund's total assets committed to the consummation of such forward contract. The assets in the segregated account will be valued at market daily and if the value of the securities in the separate account declines, additional cash or securities will be placed in the account so that the value of the account will be equal the amount of the Fund's commitment with respect to such contracts.

Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Such transactions also preclude the opportunity for gain if the value of the hedged currency should rise. Moreover, it may not be possible for the Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the devaluation level it anticipates.

The cost to the Fund of engaging in foreign currency transactions varies with such factors as the currency involved, the length of the contract period and the market conditions then prevailing. Since transactions in foreign currency are usually conducted on a principal basis, no fees or commissions are involved.

Forward Commitment and When-Issued Securities. The Fund may purchase securities on a when-issued or forward commitment basis. "When-issued" refers to securities whose terms are available and for which a market exists, but which have not been issued. The Fund will engage in when-issued transactions with respect to securities purchased for its portfolio in order to obtain what is considered to be an advantageous price and yield at the time of the transaction. For when-issued transactions, no payment is made until delivery is due, often a month or more after the purchase. In a forward commitment transaction, the Fund contracts to purchase securities for a fixed price at a future date beyond customary settlement time.

When the Fund engages in forward commitment and when-issued transactions, it relies on the seller to consummate the transaction. The failure of the issuer or seller to consummate the transaction may result in the Fund's losing the opportunity to obtain a price and yield considered to be advantageous. The purchase of securities on a when- issued or forward commitment basis also involves a risk of loss if the value of the security to be purchased declines prior to the settlement date.

On the date the Fund enters into an agreement to purchase securities on a when-issued or forward commitment basis, the Fund will segregate in a separate account cash or liquid securities equal in value to the Fund's commitment. These assets will be valued daily at market, and additional cash or securities will be segregated in a separate account to the extent that the total value of the assets in the account declines below the amount of the when-issued commitments. Alternatively, the Fund may enter into offsetting contracts for the forward sale of other securities that it owns.

Repurchase Agreements. In a repurchase agreement the Fund buys a security for a relatively short period (usually not more than 7 days) subject to the obligation to sell it back to the issuer at a fixed time and price, plus accrued interest. The Fund will enter into repurchase agreements only with member banks of the Federal Reserve System and with "primary dealers" in U.S. Government securities. The Adviser will continuously monitor the creditworthiness of the parties with whom the Fund enters into repurchase agreements.

The Fund has established a procedure providing that the securities serving as collateral for each repurchase agreement must be delivered to the Fund's custodian either physically or in book-entry form and that the collateral must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. In the event of bankruptcy or other default by a seller of a repurchase agreement, the Fund could experience delays in liquidating the underlying securities and could experience losses, including the possible decline in the value of the underlying securities during the period while the Fund seeks to enforce its rights thereto, possible subnormal levels of income, decline in value of the underlying securities or lack of access to income during this period, as well as expense of enforcing its rights.

Reverse Repurchase Agreements. The Fund may also enter into reverse repurchase agreements which involve the sale of U.S. Government securities held in its portfolio to a bank with an agreement that the Fund will buy back the securities at a fixed future date at a fixed price plus an agreed amount of "interest" which may be reflected in the repurchase price. Reverse repurchase agreements are considered to be borrowings by the Fund. Reverse repurchase agreements involve the risk that the market value of securities purchased by the Fund with proceeds of the transaction may decline below the repurchase price of the securities sold by the Fund which it is obligated to repurchase. The Fund will also continue to be subject to the risk of a decline in the market value of the securities sold under the agreements because it will reacquire those securities upon effecting their repurchase. The Fund will not enter into reverse repurchase agreements and other borrowings exceeding in the aggregate 33 1/3% of the market value of its total assets. The Fund will enter into reverse repurchase agreements only with federally insured banks or savings and loan associations which are approved in advance as being creditworthy by the Trustees. Under procedures established by the Trustees, the Adviser will monitor the creditworthiness of the banks involved.

Short Sales. The Fund may engage in short sales in order to profit from an anticipated decline in the value of a security. The Fund may also engage in short sales to attempt to limit its exposure to a possible market decline in the value of its portfolio securities through short sales of securities which the Adviser believes possess volatility characteristics similar to those being hedged. To effect such a transaction, the Fund must borrow the security sold short to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. Until the security is replaced the Fund is required to pay to the lender any accrued interest or dividends and may be required to pay a premium.

The Fund will realize a gain if the security declines in price between the date of the short sale and the date on which the Fund replaces the borrowed security. On the other hand, the Fund will incur a loss as a result of the short sale if the price of the security increases between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, interest or dividends the Fund may be required to pay in connection with a short sale. The successful use of short selling as a hedging device may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

Under applicable guidelines of the staff of the Securities and Exchange Commission, if the Fund engages in short sales of the type referred to in non-fundamental Investment Restriction No. (c) (ii) and (iii) below, it must put in a segregated account (not with the broker) an amount of cash or U.S. Government securities equal to the difference between (1) the market value of the securities sold short at the time they were sold short and (2) any cash or U.S. Government securities required to be deposited as collateral with the broker in connection with the short sale (not including the proceeds from the short sale). In addition, until the Fund replaces the borrowed security, it must daily maintain the segregated account at such a level that the amount deposited in it plus the amount deposited with the broker as collateral will equal the current market value of the securities sold short.

Short selling may produce higher than normal portfolio turnover which may result in increased transaction costs to the Fund and may result in gains from the sale of securities deemed to have been held for less than three months, which gains must be less than 30% of the Fund's gross income for a taxable year in order for the Fund to qualify for treatment as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code") for that year. See "TAX STATUS."

The Fund does not intend to enter into short sales (other than those "against the box") if immediately after such sale the aggregate of the value of all collateral plus the amount in such segregated account exceeds 5% of the value of the Fund's net assets. A short sale is "against the box" to the extent that the Fund contemporaneously owns or has the right to obtain at no added cost securities identical to those sold short.

Options on Securities, Securities Indices and Currency. The Fund may purchase and write (sell) call and put options on any securities in which it may invest, on any securities index based on securities in which it may invest or on any currency in which Fund investments may be denominated. These options may be listed on national domestic securities exchanges or foreign securities exchanges or traded in the over-the-counter market. The Fund may write covered put and call options and purchase put and call options to enhance total return, as a substitute for the purchase or sale of securities or currency, or to protect against declines in the value of portfolio securities and against increases in the cost of securities to be acquired.

Writing Covered Options. A call option on securities or currency written by the Fund obligates the Fund to sell specified securities or currency to the holder of the option at a specified price if the option is exercised at any time before the expiration date. A put option on securities or currency written by the Fund obligates the Fund to purchase specified securities or currency from the option holder at a specified price if the option is exercised at any time before the expiration date. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. Writing covered call options may deprive the Fund of the opportunity to profit from an increase in the market price of the securities or foreign currency assets in its portfolio. Writing covered put options may deprive the Fund of the opportunity to profit from a decrease in the market price of the securities or foreign currency assets to be acquired for its portfolio.

All call and put options written by the Fund are covered. A written call option or put option may be covered by (i) maintaining cash or liquid securities, either of which may be quoted or denominated in any currency, in a segregated account maintained by the Fund's custodian with a value at least equal to the Fund's obligation under the option, (ii) entering into an offsetting forward commitment and/or (iii) purchasing an offsetting option or any other option which, by virtue of its exercise price or otherwise, reduces the Fund's net exposure on its written option position. A written call option on securities is typically covered by maintaining the securities that are subject to the option in a segregated account. The Fund may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index.

The Fund may terminate its obligations under an exchange traded call or put option by purchasing an option identical to the one it has written. Obligations under over-the-counter options may be terminated only by entering into an offsetting transaction with the counterparty to such option. Such purchases are referred to as "closing purchase transactions."

Purchasing Options. The Fund would normally purchase call options in anticipation of an increase, or put options in anticipation of a decrease ("protective puts") in the market value of securities or currencies of the type in which it may invest. The Fund may also sell call and put options to close out its purchased options.

The purchase of a call option would entitle the Fund, in return for the premium paid, to purchase specified securities or currency at a specified price during the option period. The Fund would ordinarily realize a gain on the purchase of a call option if, during the option period, the value of such securities or currency exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the call option.

The purchase of a put option would entitle the Fund, in exchange for the premium paid, to sell specified securities or currency at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Fund's portfolio securities or the currencies in which they are denominated. Put options may also be purchased by the Fund for the purpose of affirmatively benefiting from a decline in the price of securities or currencies which it does not own. The Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities or currency decreased below the exercise price sufficiently to cover the premium and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of put options may be offset by countervailing changes in the value of the Fund's portfolio securities.

The Fund's options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded. These limitations govern the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert, regardless of whether the options are written or purchased on the same or different exchanges, boards of trade or other trading facilities or are held or written in one or more accounts or through one or more brokers. Thus, the number of options which the Fund may write or purchase may be affected by options written or purchased by other investment advisory clients of the Adviser. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

Risks Associated with Options Transactions. There is no assurance that a liquid secondary market on a domestic or foreign options exchange will exist for any particular exchange-traded option or at any particular time. If the Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying securities or currencies or dispose of assets held in a segregated account until the options expire or are exercised. Similarly, if the Fund is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities or currencies.

Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options;
(ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

The Fund's ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. The Adviser will determine the liquidity of each over-the-counter option in accordance with guidelines adopted by the Trustees.

The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The successful use of options depends in part on the Adviser's ability to predict future price fluctuations and, for hedging transactions, the degree of correlation between the options and securities or currency markets.

Futures Contracts and Options on Futures Contracts. To seek to increase total return or hedge against changes in interest rates, or securities prices or currency exchange rates, the Fund may purchase and sell various kinds of futures contracts, and purchase and write call and put options on these futures contracts. The Fund may also enter into closing purchase and sale transactions with respect to any of these contracts and options. The futures contracts may be based on various securities (such as U.S. Government securities), securities indices, foreign currencies and any other financial instruments and indices. All futures contracts entered into by the Fund are traded on U.S. or foreign exchanges or boards of trade that are licensed, regulated or approved by the Commodity Futures Trading Commission ("CFTC").

Futures Contracts. A futures contract may generally be described as an agreement between two parties to buy and sell particular financial instruments or currencies for an agreed price during a designated month (or to deliver the final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract).

Positions taken in the futures markets are not normally held to maturity but are instead liquidated through offsetting transactions which may result in a profit or a loss. While futures contracts on securities or currency will usually be liquidated in this manner, the Fund may instead make, or take, delivery of the underlying securities or currency whenever it appears economically advantageous to do so. A clearing corporation associated with the exchange on which futures contracts are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

Hedging and Other Strategies. Hedging is an attempt to establish with more certainty than would otherwise be possible the effective price or rate of return on portfolio securities or securities that the Fund proposes to acquire or the exchange rate of currencies in which portfolio securities are quoted or denominated. When interest rates are rising or securities prices are falling, the Fund can seek to offset a decline in the value of its current portfolio securities through the sale of futures contracts. When interest rates are falling or securities prices are rising, the Fund, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases. The Fund may seek to offset anticipated changes in the value of a currency in which its portfolio securities, or securities that it intends to purchase, are quoted or denominated by purchasing and selling futures contracts on such currencies.

The Fund may, for example, take a "short" position in the futures market by selling futures contracts in an attempt to hedge against an anticipated rise in interest rates or a decline in market prices or foreign currency rates that would adversely affect the dollar value of the Fund's portfolio securities. Such futures contracts may include contracts for the future delivery of securities held by the Fund or securities with characteristics similar to those of the Fund's portfolio securities. Similarly, the Fund may sell futures contracts on any currencies in which its portfolio securities are quoted or denominated or in one currency to hedge against fluctuations in the value of securities denominated in a different currency if there is an established historical pattern of correlation between the two currencies.

If, in the opinion of the Adviser, there is a sufficient degree of correlation between price trends for the Fund's portfolio securities and futures contracts based on other financial instruments, securities indices or other indices, the Fund may also enter into such futures contracts as part of its hedging strategy. Although under some circumstances prices of securities in the Fund's portfolio may be more or less volatile than prices of such futures contracts, the Adviser will attempt to estimate the extent of this volatility difference based on historical patterns and compensate for any differential by having the Fund enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting the Fund's portfolio securities.

When a short hedging position is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of the Fund's portfolio securities would be substantially offset by a decline in the value of the futures position.

On other occasions, the Fund may take a "long" position by purchasing futures contracts. This would be done, for example, when the Fund anticipates the subsequent purchase of particular securities when it has the necessary cash, but expects the prices or currency exchange rates then available in the applicable market to be less favorable than prices that are currently available. The Fund may also purchase futures contracts as a substitute for transactions in securities or foreign currency, to alter the investment characteristics of or currency exposure associated with portfolio securities or to gain or increase its exposure to a particular securities market or currency.

Options on Futures Contracts. The Fund may purchase and write options on futures for the same purposes as its transactions in futures contracts. The purchase of put and call options on futures contracts will give the Fund the right (but not the obligation) for a specified price to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, the Fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.

The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of the Fund's assets. By writing a call option, the Fund becomes obligated, in exchange for the premium (upon exercise of the option) to sell a futures contract if the option is exercised, which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium which may partially offset an increase in the price of securities that the Fund intends to purchase. However, the Fund becomes obligated (upon exercise of the option) to purchase a futures contract if the option is exercised, which may have a value lower than the exercise price. The loss incurred by the Fund in writing options on futures is potentially unlimited and may exceed the amount of the premium received.

The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option of the same series. There is no guarantee that such closing transactions can be effected. The Fund's ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market.

Other Considerations. The Fund will engage in futures and related options transactions either for bona fide hedging purposes or to seek to increase total return as permitted by the CFTC. To the extent that the Fund is using futures and related options for hedging purposes, futures contracts will be sold to protect against a decline in the price of securities (or the currency in which they are quoted or denominated) that the Fund owns or futures contracts will be purchased to protect the Fund against an increase in the price of securities or the currency in which they are quoted or denominated it intends to purchase. The Fund will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the Fund or securities or instruments which it expects to purchase. As evidence of its hedging intent, the Fund expects that on 75% or more of the occasions on which it takes a long futures or option position (involving the purchase of futures contracts), the Fund will have purchased, or will be in the process of purchasing, equivalent amounts of related securities (or assets denominated in the related currency) in the cash market at the time when the futures or option position is closed out. However, in particular cases, when it is economically advantageous for the Fund to do so, a long futures position may be terminated or an option may expire without the corresponding purchase of securities or other assets.

To the extent that the Fund engages in nonhedging transactions in futures contracts and options on futures, the aggregate initial margin and premiums required to establish these nonhedging positions will not exceed 5% of the net asset value of the Fund's portfolio, after taking into account unrealized profits and losses on any such positions and excluding the amount by which such options were in-the-money at the time of purchase. The Fund will engage in transactions in futures contracts and related options only to the extent such transactions are consistent with the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), for maintaining its qualifications as a regulated investment company for federal income tax purposes.

Transactions in futures contracts and options on futures involve brokerage costs, require margin deposits and, in the case of contracts and options obligating the Fund to purchase securities or currencies, require the Fund to establish with the custodian a segregated account consisting of cash or liquid securities in an amount equal to the underlying value of such contracts and options.

While transactions in futures contracts and options on futures may reduce certain risks, these transactions themselves entail certain other risks. For example, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance for the Fund than if it had not entered into any futures contracts or options transactions.

Perfect correlation between the Fund's futures positions and portfolio positions will be impossible to achieve. There are no futures contracts based upon individual securities, except certain U.S. Government securities. The only futures contracts available to hedge the Fund's portfolio are various futures on U.S. Government securities, securities indices and foreign currencies. In the event of an imperfect correlation between a futures position and a portfolio position which is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss. In addition, it is not possible to hedge fully or protect against currency fluctuations affecting the value of securities denominated in foreign currencies because the value of such securities is likely to fluctuate as a result of independent factors not related to currency fluctuations.

Some futures contracts or options on futures may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in a futures contract or related option, which may make the instrument temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or related option can vary from the previous day's settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the Fund from closing out positions and limiting its losses.

Portfolio Trading. Purchases and sales of securities will be made whenever necessary in the management's view to achieve the objectives of the Fund. Management does not expect that in pursuing the Fund's objective, unusual portfolio turnover will be required and intends to keep turnover to a minimum consistent with such objective. Management believes unsettled market and economic conditions during certain periods may require greater portfolio turnover in pursuing the Fund's objective than would otherwise be the case. The Fund's portfolio turnover rate is set forth in the table under the caption "Financial Highlights" in the Prospectus.

Restricted Securities. The Fund may purchase securities that are not registered ("restricted securities") under the Securities Act of 1933 ("1933 Act"), including commercial paper issued in reliance on Section 4(2) of the 1933 Act and securities offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act. The Fund will not invest more than 15% of its net assets in illiquid investments. If the Trustees determine, based upon a continuing review of the trading markets for specific Section 4(2) paper or Rule 144A securities that they are liquid, they will not be subject to the 15% limit. The Trustees may adopt guidelines and delegate to the Adviser the daily function of determining and monitoring the liquidity of restricted securities. The Trustees, however, will retain sufficient oversight and be ultimately responsible for the determinations. The Trustees will carefully monitor the Fund's investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in the Fund if qualified institutional buyers become for a time uninterested in purchasing these restricted securities.

Lending of Securities. The Fund may lend portfolio securities to brokers, dealers, and financial institutions if the loan is collateralized by cash or U.S. Government securities according to applicable regulatory requirements. The Fund may reinvest any cash collateral in short-term securities and money market funds. When the Fund lends portfolio securities, there is a risk that the borrower may fail to return the securities involved in the transaction. As a result, the Fund may incur a loss or, in the event of the borrower's bankruptcy, the Fund may be delayed in or prevented from liquidating the collateral. It is a fundamental policy of the Fund not to lend portfolio securities having a total value exceeding 33 1/3% of its total assets.

Rights  and  Warrants.  The Fund may  purchase  warrants  and  rights  which are securities  permitting,  but  not  obligating,  their  holder  to  purchase  the
underlying   securities  at  a  predetermined   price,  subject  to  the  Fund's
Fundamental Investment Restrictions. Generally, warrants and stock purchase rights do not carry with them the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. As a result, an investment in warrants and rights may be considered to entail greater investment risk than certain other types of investments. In addition, the value of warrants and rights does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or prior to their expiration date. Investment in warrants and rights increases the potential profit or loss to be realized from the investment of a given amount of the Fund's assets as compared with investing the same amount in the underlying stock.

INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions.

The following investment restrictions will not be changed without approval of a majority of the Fund's outstanding voting securities which, as used in the Prospectus and this Statement of Additional Information, means approval by the lesser of (1) the holders of 67% or more of the Fund's shares represented at a meeting if at least 50% of the Fund's outstanding shares are present in person or by proxy at that meeting or (2) more than 50% of the Fund's outstanding shares.

The Fund observes the following fundamental restrictions.

The Fund may not:

(1) Issue senior securities, except as permitted by paragraphs (2), (6) and (7) below. For purposes of this restriction, the issuance of shares of beneficial interest in multiple classes or series, the purchase or sale of options, futures contracts, forward contracts, forward commitments and repurchase agreements entered into in accordance with the Fund's investment policy, and the pledge, mortgage or hypothecation of the Fund's assets within the meaning of paragraph
(3) below, are not deemed to be the issuance of senior securities.

(2) Borrow money, except from banks as a temporary measure for extraordinary emergency purposes in amounts not to exceed 33 1/3% of the value of the Fund's total assets (including the amount borrowed) taken at market value. The Fund will not leverage to attempt to increase income.

(3) Pledge, mortgage or hypothecate its assets, except to secure indebtedness permitted by paragraph (2) above and then only if such pledging, mortgaging or hypothecating does not exceed 33 1/3% of the Fund's total assets taken at market value.

(4) Act as an underwriter, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter for purposes of the Securities Act of 1933.

(5) Purchase or sell real estate, any interest therein, or real estate limited partnership interests, except that the Fund may invest in securities of corporate or governmental entities secured by real estate or marketable interests therein or securities issued by companies that invest in real estate or interests therein.

(6) Make loans, except that the Fund may lend portfolio securities in accordance with the Fund's investment policies up to 33 1/3 % of the Fund's total assets taken at market value, enter into repurchase agreements and purchase all or a portion of an issue of publicly distributed debt securities, bank loan participation interests, bank certificates of deposit, banker's acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities.

(7) Invest in commodities or in commodity contracts or in puts, calls, or combinations of both, except options on currency, securities and securities indices, futures contracts on currency, securities and securities indices and options on such futures, forward foreign currency exchange contracts, forward commitments, securities index put or call warrants and repurchase agreements entered into in accordance with the Fund's investment policies.

(8) With respect to 75% of the Fund's total assets, purchase securities of an issuer (other than the U.S. Government, its agencies or instrumentalities), if
(i) such purchase would cause more than 5% of the Fund's total assets taken at market value to be invested in the securities of such issuer, or (ii) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

(9) Purchase securities, other than obligations of the U.S. Government or any of its agencies or instrumentalities, if such purchase would cause 25% or more of the value of the Fund's total assets to be invested in securities of issuers conducting their principal business activities in the same industry, except that the Fund shall invest at least 25% of the value of its total assets in securities of issuers in the retail sales group of industries.

For purposes of fundamental investment restriction (9) above, the "retail sales group of industries" consists of the group of retail industries included under the caption "Retail and Wholesale Trade-Retail" in the Directory of Companies Filing Annual Reports with the Securities and Exchange Commission published by the Securities and Exchange Commission.

Non-Fundamental Investment Restrictions.

The following investment restrictions are designated as non-fundamental and may be changed by the Trustees without shareholder approval.

The Fund may not:

(a) Participate on a joint or joint-and-several basis in any securities trading account. The "bunching" of orders for the sale or repurchase of marketable portfolio securities with other accounts under the management of the Adviser to save commissions or to average prices among them is not deemed to be participation in a joint securities trading account.

(b) Purchase securities on margin except that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities.

(c) Make short sales of securities or maintain a short position unless (i) at all times when a short position is open the Fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short; (ii) for the purpose of hedging the Fund's exposure to an actual or anticipated market decline in the value of its investments; or (iii) in order to profit from an anticipated decline in the value of a security.

(d) Knowingly purchase or retain securities of an issuer if one or more of the Trustees or officers of the Trust or directors or officers of the Adviser or any investment management subsidiary of the Adviser individually owns beneficially more than 0.5% and together own beneficially more than 5% of the securities of such issuer.

(e) Purchase a security if, as a result, (i) more than 10% of the Fund's total assets would be invested in the securities of other investment companies, (ii) the Fund would hold more than 3% of the total outstanding voting securities of any one investment company, or (iii) more than 5% of the Fund's total assets would be invested in the securities of any one investment company. These limitations do not apply to (a) the investment of cash collateral, received by the Fund in connection with lending the Fund's portfolio securities, in the securities of open- end investment companies or (b) the purchase of shares of any investment company in connection with a merger, consolidation, reorganization or purchase of substantially all of the assets of another investment company. Subject to the above percentage limitations, the Fund may, in connection with the John Hancock Group of Funds Deferred Compensation Plan for Independent Trustees/Directors, purchase securities of other investment companies within the John Hancock Group of Fund. In addition, as a nonfundamental restriction, the Fund may not purchase the shares of any closed-end investment company except in the open market where no commission or profit to a sponsor or dealer results from the purchase, other than customary brokerage fees.

(f) Purchase securities of any issuer which, together with any predecessor, has a record of less than three years' continuous operations prior to the purchase if such purchase would cause investments of the Fund in all such issuers to exceed 5% of the value of the total assets of the Fund.

(g) Purchase any security, including any repurchase agreement maturing in more than seven days, which is not readily marketable, if more than 15% of the net assets of the Fund, taken at market value, would be invested in such securities.

(h) The Fund will not purchase warrants of any issuer, if, as a result of such purchases, more than 2% of the value of the Fund's total assets would be invested in warrants which are not listed on the New York Stock Exchange or the American Stock Exchange or more than 5% of the value of the total assets of the Fund would be invested in warrants generally, whether or not so listed. For these purposes, warrants are to be valued at the lesser of cost or market, but warrants acquired by the Fund in units with or attached to debt securities shall be deemed to be without value.

(i) The Fund will not purchase interests in oil, gas or other mineral exploration programs; however, this policy will not prohibit the acquisition of securities of companies engaged in the production or transmission of oil, gas or other minerals.

(j) The Fund will not purchase securities while outstanding borrowings exceed 5% of the Fund's total assets.

In order to permit the sale of shares of the Fund in certain states, the Trustees may, in their sole discretion, adopt restrictions on investment policy more restrictive than those described above. Should the Trustees determine that any such more restrictive policy is no longer in the best interest of the Fund and its shareholders, the Fund may cease offering shares in the state involved and the Trustees may revoke such restrictive policy. Moreover, if the states involved shall no longer require any such restrictive policy, the Trustees may, in their sole discretion, revoke such policy. The Fund has agreed with state securities administrators that it will not purchase the following securities:

         The Fund may not purchase securities of any open-end investment company except when such purchase is part of a plan of merger, consolidation, reorganization or purchase of substantially all of the assets of any other investment company.

THOSE RESPONSIBLE FOR MANAGEMENT

The business of the Fund is managed by its Trustees of the Trust who elect officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the Trustees. Several of the officers and Trustees of the Trust are also officers or Directors of the Adviser or officers or directors of the Fund's principal distributor, John Hancock Funds, Inc. ("John Hancock Funds").



                                        Positions Held                          Principal Occupations(s)
Name and Address                        With the Company                        During the Past Five Years
----------------                        ----------------                        --------------------------
Edward J. Boudreau, Jr. *               Trustee, Chairman and Chief             Chairman and Chief Executive
101 Huntington Avenue                   Executive Officer (1, 2)                Officer, the Adviser and The
Boston, MA  02199                                                               Berkeley Financial Group ("Berkeley
October 1944                                                                    Group"); Chairman, NM Capital
                                                                                Management, Inc. ("NM Capital") and
                                                                                John Hancock Advisers International
                                                                                Limited ("Advisers International");
                                                                                Chairman, Chief Executive Officer
                                                                                and President, John Hancock Funds,
                                                                                Inc. ("John Hancock Funds"), John
                                                                                Hancock Signature Services, Inc.
                                                                                ("Signature Services"), First
                                                                                Signature Bank and Trust Company and
                                                                                Sovereign Asset Management
                                                                                Corporation ("SAMCorp."); Director,
                                                                                John Hancock Freedom Securities
                                                                                Corporation, John Hancock Insurance
                                                                                Agency, Inc. ("Insurance Agency,
                                                                                Inc."), John Hancock Capital
                                                                                Corporation and New England/Canada
                                                                                Business Council; Member, Investment
                                                                                Company Institute Board of
                                                                                Governors; Director, Asia Strategic
                                                                                Growth Fund, Inc.; Trustee, Museum
                                                                                of Science; Vice Chairman and
                                                                                President, the Adviser (until July
                                                                                1992); Chairman, John Hancock
                                                                                Distributors, Inc. (until April,
                                                                                1994).







-------------------
*    Trustee may be deemed to be an  "interested  person" of the Fund as defined in the Investment Company Act of 1940.
(1)  Member of the Executive  Committee.  The Executive  Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.
(3)  Member of the Audit Committee and the Administration Committee.


                                       17

                                        Positions Held                          Principal Occupations(s)
Name and Address                        With the Company                        During the Past Five Years
----------------                        ----------------                        --------------------------

Dennis S. Aronowitz                     Trustee (3)                             Professor of Law, Emeritus, Boston
Boston University                                                               University School of Law; Trustee,
Boston, Massachusetts                                                           Brookline Savings Bank.
June 1931

Richard P. Chapman, Jr.                 Trustee (1, 3)                          President, Brookline Savings Bank;
160 Washington Street                                                           Director, Federal Home Loan Bank of
Brookline, MA  02147                                                            Boston (lending); Director, Lumber
February 1935                                                                   Insurance Companies (fire and
                                                                                casualty insurance); Trustee,
                                                                                Northeastern University (education);
                                                                                Director, Depositors Insurance Fund,
                                                                                Inc. (insurance).

William J. Cosgrove                     Trustee (3)                             Vice President, Senior Banker and
20 Buttonwood Place                                                             Senior Credit Officer, Citibank,
Saddle River, NJ  07458                                                         N.A. (retired September 1991);
January 1933                                                                    Executive Vice President, Citadel
                                                                                Group Representatives, Inc.; EVP
                                                                                Resource Evaluation, Inc.
                                                                                (consulting) (until October 1993);
                                                                                Trustee, the Hudson City Savings
                                                                                Bank (since 1995).
















-------------------
*    Trustee may be deemed to be an  "interested  person" of the Fund as defined in the Investment Company Act of 1940.
(1)  Member of the Executive  Committee.  The Executive  Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.
(3)  Member of the Audit Committee and the Administration Committee.


                                       18

                                        Positions Held                          Principal Occupations(s)
Name and Address                        With the Company                        During the Past Five Years
----------------                        ----------------                        --------------------------

Douglas M. Costle                       Trustee (1, 3)                          Director, Chairman of the Board and
RR2 Box 480                                                                     Distinguished Senior Fellow,
Woodstock, VT  05091                                                            Institute for Sustainable
July 1939                                                                       Communities, Montpelier, Vermont
                                                                                (since 1991); Dean Vermont Law
                                                                                School (until 1991); Director, Air
                                                                                and Water Technologies Corporation
                                                                                (environmental services and
                                                                                equipment), Niagara Mohawk Power
                                                                                Company (electric services) and
                                                                                Mitretek Systems (governmental
                                                                                consulting services).

Leland O. Erdahl                        Trustee (3)                             Director, Santa Fe Ingredients
8046 Mackenzie Court                                                            Company of California, Inc. and
Las Vegas, NV  89129                                                            Santa Fe Ingredients Company, Inc.
December 1928                                                                   (private food processing companies),
                                                                                Uranium Resources, Inc.; President,
                                                                                Stolar, Inc. (1987-1991); President,
                                                                                Albuquerque Uranium Corporation
                                                                                (1985-1992); Director,
                                                                                Freeport-McMoRan Copper & Gold
                                                                                Company, Inc., Hecla Mining Company,
                                                                                Canyon Resources Corporation and
                                                                                Original Sixteen to One Mines, Inc.
                                                                                (1984-1987 and 1991-1995)
                                                                                (management consultant).











-------------------
*    Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940.
(1)  Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.
(3)  Member of the Audit Committee and the Administration Committee.


                                       19

                                        Positions Held                         Principal Occupations(s)
Name and Address                        With the Company                       During the Past Five Years
----------------                        ----------------                       --------------------------

Richard A. Farrell                      Trustee(3)                              President of Farrell, Healer & Co.,
Venture Capital Partners                                                        (venture capital management firm)
160 Federal Street                                                              (since 1980);  Prior to 1980, headed
23rd Floor                                                                      the venture capital group at Bank of
Boston, MA  02110                                                               Boston Corporation.
November 1932

Gail D. Fosler                          Trustee (3)                             Vice President and Chief Economist,
4104 Woodbine Street                                                            The Conference Board (non-profit
Chevy Chase, MD  20815                                                          economic and business research);
December 1947                                                                   Director, Unisys Corp.; and H.B.
                                                                                Fuller Company.

William F. Glavin                       Trustee (3)                             President, Babson College; Vice
Babson College                                                                  Chairman, Xerox Corporation (until
Horn Library                                                                    June 1989); Director, Caldor Inc.,
Babson Park, MA 02157                                                           Reebok, Ltd. (since 1994) and Inco
March 1931                                                                      Ltd.

Anne C. Hodsdon *                       Trustee and President (1,2)             President, Chief Operating Officer
101 Huntington Avenue                                                           and Director, the Adviser; Director,
Boston, MA  02199                                                               The Berkeley Group, John Hancock
April 1953                                                                      Funds, Signature Services (since
                                                                                October 1996); Director, Advisers
                                                                                International; Executive Vice
                                                                                President, the Adviser (until
                                                                                December 1994); Senior Vice
                                                                                President, the Adviser (until
                                                                                December 1993).











-------------------
*    Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940.
(1)  Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.
(3)  Member of the Audit Committee and the Administration Committee.

                                       20

                                        Positions Held                          Principal Occupations(s)
Name and Address                        With the Company                        During the Past Five Years
----------------                        ----------------                        --------------------------

Dr. John A. Moore                       Trustee (3)                             President and Chief Executive
Institute for Evaluating Health Risks                                           Officer, Institute for Evaluating
1629 K Street NW                                                                Health Risks, (nonprofit
Suite 402                                                                       institution) (since September 1989).
Washington, DC  20006-1602
February 1939

Patti McGill Peterson                   Trustee (3)                             Cornell Institute of Public Affairs,
Cornell University                                                              Cornell University (since August
Institute of Public Affairs                                                     1996); President Emeritus of Wells
364 Upson Hall                                                                  College and St. Lawrence University;
Ithica, NY  14853                                                               Director, Niagara Mohawk Power
May 1943                                                                        Corporation (electric utility) and
                                                                                Security Mutual Life (insurance).

John W. Pratt                           Trustee (3)                             Professor of Business Administration
2 Gray Gardens East                                                             at Harvard University Graduate
Cambridge, MA  02138                                                            School of Business Administration
September 1931                                                                  (since 1961).


















-------------------
*    Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940.
(1)  Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.
(3)  Member of the Audit Committee and the Administration Committee.

                                       21

                                        Positions Held                          Principal Occupations(s)
Name and Address                        With the Company                        During the Past Five Years
----------------                        ----------------                        --------------------------

Richard S. Scipione *                   Trustee (1)                             General Counsel, John Hancock Life
John Hancock Place                                                              Company; Director, the Adviser,
P.O. Box 111                                                                    Advisers International, John Hancock
Boston, MA  02117                                                               Funds, Signature  Services, John
August 1937                                                                     Hancock Distributors, Inc.,
                                                                                Insurance Agency, Inc., John Hancock
                                                                                Subsidiaries, Inc., SAMCorp. and NM
                                                                                Capital; Trustee, The Berkeley
                                                                                Group; Director, JH Networking
                                                                                Insurance Agency, Inc.; Director,
                                                                                John Hancock Property and Casualty
                                                                                Insurance and its affiliates (until
                                                                                November, 1993)

Edward J. Spellman, CPA                 Trustee (3)                             Partner, KPMG Peat Marwick LLP
259C Commercial Bld.                                                            (retired June 1990).
Lauderdale, FL  33308
November 1932

Robert G. Freedman                      Vice Chairman and Chief Investment      Vice Chairman and Chief Investment
101 Huntington Avenue                   Officer (2)                             Officer, the Adviser; Director, the
Boston, MA  02199                                                               Adviser, Advisers International,
July 1938                                                                       John Hancock Funds, Signature
                                                                                Services, SAMCorp., Insurance
                                                                                Agency, Inc., Southeastern Thrift &
                                                                                Bank Fund and NM Capital; Senior
                                                                                Vice President, The Berkeley Group;
                                                                                President, the Adviser (until
                                                                                December 1994);








-------------------
*    Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940.
(1)  Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.
(3)  Member of the Audit Committee and the Administration Committee.

                                       22

                                        Positions Held                          Principal Occupations(s)
Name and Address                        With the Company                        During the Past Five Years
----------------                        ----------------                        --------------------------

James B. Little                         Senior Vice President and Chief         Senior Vice President, the Adviser,
101 Huntington Avenue                   Financial Officer                       The Berkeley Group, John Hancock
Boston, MA  02199                                                               Funds and Signature Services.
February 1935

John A. Morin                           Vice President                          Vice President and Secretary, the
101 Huntington Avenue                                                           Adviser, The Berkeley Group,
Boston, MA  02199                                                               Signature Services and John Hancock
July 1950                                                                       Funds; Counsel, John Hancock Mutual
                                                                                Life Insurance Company.

Susan S. Newton                         Vice President and Secretary            Vice President and Assistant
101 Huntington Avenue                                                           Secretary, the Adviser; Vice
Boston, MA  02199                                                               President, John Hancock Funds,
March 1950                                                                      Signature Services; Secretary,
                                                                                SAMCorp; Vice President, The
                                                                                Berkeley Group, John Hancock
                                                                                Distributors, Inc. (until 1994).

James J. Stokowski                      Vice President and Treasurer            Vice President, the Adviser.
101 Huntington Avenue
Boston, MA  02199
November 1946














------------------
* Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940.
(1) Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.
(3)  Member of the Audit Committee and the Administration Committee.

All of the officers listed are officers or employees of the Adviser or Affiliated Companies. Some of the Trustees and officers may also be officers and/or directors and/or Trustees of one or more of the other funds for which the Adviser serves as the investment adviser.

As of December 2, 1996, the officers and Trustees of the Trust as a group owned less than 1% of the outstanding shares of the Fund. To the knowledge of the Trust, only the following person owned of record or beneficially 5% or more of any class of the Fund's outstanding securities:

                                                                 Percentage of
           Class A                       Shares Owned         Outstanding Shares
           -------                       ------------         ------------------

Wexford Clearing Services Corp FBO          79,859                 5.21%
Pan American Management Co
S.A., A/C No.2
c/o Durling & Durling
Air Mail
Panama

                                                                 Percentage of
           Class B                       Shares Owned         Outstanding Shares
           -------                       ------------         ------------------

MLPF & S For The                           385,517                18.64%
Sole Benefit of Its Customers
Attn Fund Administration
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484


The following table provides information regarding the compensation paid by the Fund and the other investment companies in the John Hancock Fund Complex to the Independent Trustees for their services. Messrs. Boudreau, Scipione and Ms. Hodsdon, each a non-Independent Trustee, and each of the officers of the Fund are interested persons of the Adviser, are compensated by the Adviser and receive no compensation from the Fund for their services. The compensation to the Trustees from the Fund shown below is for the Fund's fiscal year-end August 31, 1996.


                                                                      Total Compensation From the
                                   Aggregate Compensation             Fund and John Hancock Fund
Independent Trustees               From the Fund                      Complex to Trustees*
--------------------               -------------                      --------------------
Dennis S. Aronowitz                       $ 21                             $ 72,450
Richard P. Chapman, Jr.+                    24                               75,200
William J. Cosgrove+                        21                               72,450
Douglas M. Costle++                         16                               75,350
Leland O. Erdahl++                          14                               72,350
Richard A. Farrell++                        16                               75,350
Gail D. Fosler                              21                               68,450
Bayard Henry**                              --                               23,700
Edward J. Spellman++                        23                               73,950
William F. Glavin++                         14                               72,250
John A. Moore++                             14                               68,350
Patti McGill Peterson++                     14                               72,100
John W. Pratt++                             14                               72,350
                                      --------                             --------
                                          $212                             $894,300

* The total compensation paid by the John Hancock Fund Complex to the Independent Trustees is as of the calendar year ended December 31, 1996. As of this date, there were sixty-eight funds in the John Hancock Fund Complex of which each of these independent trustees served on thirty-five of funds.

** Mr. Henry retired from his position as a Trustee of the Fund effective April 26, 1996.

+ As of November 30, 1996 the value of the aggregate accrued deferred compensation from each Fund in the John Hancock Fund Complex for Mr. Chapman was $63,475 and for Mr. Cosgrove was $132,535 and for Mr. Glavin was $108,590 under the John Hancock Deferred Compensation Plan for Independent Trustees.

++       Became Trustees of the Trust on June 26, 1996.

INVESTMENT ADVISORY AND OTHER SERVICES

The Adviser, located at 101 Huntington Avenue, Boston, Massachusetts 02199-7603, was organized in 1968 and presently has more than $19 billion in assets under management in its capacity as investment adviser to the Fund and other mutual funds and publicly traded investment companies in the John Hancock group of funds having over 1,080,000 shareholders. The Adviser is an affiliate of the Life Company, one of the most recognized and respected financial institutions in the nation. With total assets under management of $80 billion, the Life Company is one of ten largest life insurance companies in the United States, and carries high ratings from Standard & Poor's and A.M. Best's. Founded in 1862, the Life Company has been serving clients for over 130 years.

The Trust on behalf of the Fund has entered into an investment management contract with the Adviser. Under the investment management contract, the Adviser provides the Fund with (i) a continuous investment program, consistent with the Fund's stated investment objectives and policies, and (ii) supervision of all aspects of the Fund's operations except those that are delegated to a custodian, transfer agent or other agent. The Adviser is responsible for the management of the Fund's portfolio assets.

Securities held by the Fund may also be held by other funds or investment advisory clients for which the Adviser or affiliates provide investment advice. Because of different investment objectives or other factors, a particular security may be bought for one or more funds or clients when one or more are selling the same security. If opportunities for purchase or sale of securities by the Adviser for the Fund or for other funds or clients for which the Adviser renders investment advice arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective funds or clients in a manner deemed equitable to all of them. To the extent that transactions on behalf of more than one client of the Adviser or affiliates may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

The Fund bears all costs of its organization and operation,  including  expenses
of  preparing,   printing  and  mailing  all  shareholders'  reports,   notices,
prospectuses, proxy statements and reports to regulatory agencies; expenses relating to the issuance, registration and qualification of shares; government fees; interest charges; expenses of furnishing to shareholders their account statements; taxes; expenses of redeeming shares; brokerage and other expenses connected with the execution of portfolio securities transactions; expenses pursuant to the Fund's plan of distribution; fees and expenses of custodians including those for keeping books and accounts and calculating the net asset value of shares; fees and expenses of transfer agents and dividend disbursing agents; legal, accounting, financial, management, tax and auditing fees and expenses of the Fund (including an allocable portion of the cost of the Adviser's employees rendering such services to the Fund; the compensation and expenses of Trustees who are not otherwise affiliated with the Trust, the Adviser or any of their affiliates; expenses of Trustees' and shareholders' meetings; trade association membership; insurance premiums; and any extraordinary expenses.

As provided by the investment management contract, the Fund pays the Adviser monthly an investment management fee, which is accrued daily, based on a stated percentage of the average of the daily net assets of the Fund as follows:

Net Asset Value                                           Annual Rate
---------------                                           -----------

First $250,000,000                                          0.80%
Amount over $250,000,000                                    0.70%

From time to time, the Adviser may reduce its fee or make other arrangements to limit the Fund's expenses to a specified percentage of average daily net assets. The Adviser retains the right to re-impose a fee and recover any other payments to the extent that, at the end of any fiscal year, the Fund's annual expenses fall below this limit.

For the periods ended August 31, 1996 and 1995, the Adviser's management fee was $79,077 and $4,205, respectively. After the expense reductions by the Adviser, for the periods ended August 31, 1996 and 1995, the Adviser did not impose any investment management fee. In 1996, the Trustees changed the fiscal year-end of the Fund to October 31.

Pursuant to the investment management contract, the Adviser is not liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which their respective contract relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard of the obligations and duties under the applicable contract.

Under the investment management contract, the Fund may use the name "John Hancock" or any name derived from or similar to it only for so long as the contract or any extension, renewal or amendment thereof remains in effect. If the contract is no longer in effect, the Fund (to the extent that it lawfully can) will cease to use such a name or any other name indicating that it is advised by or otherwise connected with the Adviser. In addition, the Adviser or the Life Company may grant the non-exclusive right to use the name "John Hancock" or any similar name to any other corporation or entity, including but not limited to any investment company of which the Life Company or any subsidiary or affiliate thereof or any successor to the business of any subsidiary or affiliate thereof shall be the investment adviser.

Accounting and Legal Services Agreement. The Trust, on behalf of the Fund, is a party to an Accounting and Legal Services Agreement with the Adviser. Pursuant to this agreement the Adviser provides the Fund with certain tax, accounting and legal services. For the fiscal year ended August 31, 1996, the Fund paid the Adviser $1,805 for services under this agreement.

DISTRIBUTION CONTRACTS

The Fund has a Distribution Agreement with John Hancock Funds. Under the agreement, John Hancock Funds is obligated to use its best efforts to sell shares of each class on behalf of the Fund. Shares of the Fund are also sold by selected broker-dealers (the "Selling Brokers") which have entered into selling agency agreements with John Hancock Funds. John Hancock Funds accepts orders for the purchase of the shares of the Fund which are continually offered at net asset value next determined, plus an applicable sales charge, if any. In connection with the sale of Class A or Class B shares, John Hancock Funds and Selling Brokers receive compensation in the form of a sales charge imposed, in the case of Class A shares, at the time of sale, or, in the case of Class B shares, on a deferred basis. The sales charges are discussed further in the Prospectus.

The Fund's Trustees adopted Distribution Plans with respect to Class A and Class B shares (the "Plans") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plans, the Fund will pay distribution and service fees at an aggregate annual rate of up to 0.30% and 1.00%, respectively, of the Fund's daily net assets attributable to shares of that class. However, the service fee will not exceed 0.25% of the Fund's average daily net assets attributable to each class of shares. In each case, up to 0.25% is for service expenses and the remaining amount is for distribution expenses. The distribution fees will be used to reimburse John Hancock Funds for their distribution expenses, including but not limited to: (i) initial and ongoing sales compensation to Selling Brokers and others (including affiliates of John Hancock Funds) engaged in the sale of Fund shares; (ii) marketing, promotional and overhead expenses incurred in connection with the distribution of Fund shares; and (iii) with respect to Class B shares only, interest expenses on unreimbursed distribution expenses.
The service fees will be used to compensate Selling Brokers for providing personal and account maintenance services to shareholders. In the event the John Hancock Funds is not fully reimbursed for payments or expenses they incur under the Class A Plan, these expenses will not be carried beyond twelve months from the date they were incurred. Unreimbursed expenses under the Class B Plan will be carried forward together with interest on the balance of these unreimbursed expenses. The Fund does not treat unreimbursed expenses under the Class B Plan as a liability of the Fund because the Trustees may terminate Class B Plan at any time. For the fiscal year ended August 31, 1996, an aggregate of $149,374 of Distribution Expenses or 0.549% of the average net assets of the Fund's Class B shares was not reimbursed or recovered by John Hancock Funds through the receipt of deferred sales charge or Rule 12b-1 fees in prior periods.

The Plans were approved by a majority of the voting securities of the Fund. The Plans and all amendments were approved by the Trustees, including a majority of the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Plans ("Independent Trustees"), by votes cast in person at meetings called for the purpose of voting on such Plans.

Pursuant to the Plans, at least quarterly, John Hancock Funds provides the Fund with a written report of the amounts expended under the Plans and the purpose for which these expenditures were made. The Trustees review these reports on a quarterly basis to determine their continued appropriateness.

The Plans provide that they will continue in effect only so long as their continuance is approved at least annually by a majority of both the Trustees and the Independent Trustees. The Plans provide that they may be terminated without penalty (a) by vote of a majority of the Independent Trustees, (b) by a vote of a majority of the Fund's outstanding shares of the applicable class upon 60 days' written notice to John Hancock Funds and (c) automatically in the event of assignment. The Plans further provide that they may not be amended to increase the maximum amount of the fees for the services described therein without the approval of a majority of the outstanding shares of the class of the Fund which has voting rights with respect to that Plan. Each plan provides, that no material amendment to the Plans will, in any event, be effective unless it is approved by a majority of the Trustees and the Independent Trustees of the Fund. The holders of Class A and Class B shares have exclusive voting rights with respect to the Plan applicable to their respective class of shares. In adopting the Plans, the Trustees concluded that, in their judgment, there is a reasonable likelihood that the Plans will benefit the holders of the applicable class of shares of the Fund.

Amounts paid to John Hancock Funds by any class of shares of the Fund will not be used to pay the expenses incurred with respect to any other class of shares of the Fund; provided, however, that expenses attributable to the Fund as a whole will be allocated, to the extent permitted by law, according to a formula based upon gross sales dollars and/or average daily net assets of each such class, as may be approved from time to time by vote of a majority of Trustees. From time to time, the Fund may participate in joint distribution activities with other Funds and the costs of those activities will be borne by each Fund in proportion to the relative net asset value of the participating Funds.

During the fiscal year ended August 31, 1996, the Funds paid John Hancock Funds the following amounts of expenses with respect to the Class A and Class B shares of the Fund:

                                  Expense Items

                                           Printing and
                                            Mailing of                                                Interest
                                          Prospectus to      Compensation to        Expense          Carrying or
                                                New              Selling              of            Other Finance
                        Advertising        Shareholders          Brokers          Distributor          Charges
                        -----------        ------------          -------          -----------          -------
Class A shares            $ 3,686             $ 368               $ 118             $10,454            $ - 0 -

Class B shares            $12,544             $ 303               $ 590             $36,207             $ 448


NET ASSET VALUE

For purposes of calculating the net asset value ("NAV") of the Fund's shares, the following procedures are utilized wherever applicable.

Debt investment securities are valued on the basis of valuations furnished by a principal market maker or a pricing service, both of which generally utilize electronic data processing techniques to determine valuations for normal institutional size trading units of debt securities without exclusive reliance upon quoted prices.

Equity securities traded on a principal exchange or NASDAQ National Market Issues are generally valued at last sale price on the day of valuation. Securities in the aforementioned category for which no sales are reported and securities traded over- the-counter are generally valued at the last available bid price.

Short-term debt investments which have a remaining maturity of 60 days or less are generally valued at amortized cost which approximates market value. If market quotations are not readily available or if in the opinion of the Adviser any quotation or price is not representative of true market value, the fair value of the security may be determined in good faith in accordance with procedures approved by the Trustees.

Foreign securities are valued on the basis of quotations from the primary market in which they are traded. Any assets or liabilities expressed in terms of foreign currencies are translated into U.S. dollars by the custodian bank based on London currency exchange quotations as of 5:00 p.m., London time (12:00 noon, New York time) on the date of any determination of the Fund's NAV. If quotations are not readily available, or the value has been materially affected by events occurring after the closing of a foreign market, assets are valued by a method that the Trustees believe accurately reflects fair value.

The NAV for each fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4:00 p.m. Eastern
Time) by dividing a class's net assets by the number of its shares outstanding. On any day an international market is closed and the New York Stock Exchange is open, any foreign securities will be valued at the prior day's close with the current day's exchange rate. Trading of foreign securities may take place on Saturdays and U.S. business holidays on which the Fund's NAV is not calculated. Consequently, the Fund's portfolio securities may trade and the NAV of the Fund's redeemable securities may be significantly affected on days when a shareholder has no access to the Fund.

INITIAL SALES CHARGE ON CLASS A SHARES

Shares of the Fund are offered at a price equal to their net asset value, plus a sales charge which, at the option of the purchaser, may be imposed either at the time of purchase (the "initial sales charge alternative") or on a contingent deferred basis (the "deferred sales charge alternative"). Share certificates will not be issued unless requested by the shareholder in writing, and then they will only be issued for full shares. The Trustees reserve the right to change or waive the Fund's minimum investment requirements and to reject any order to purchase shares (including purchase by exchange) when in the judgment of the Adviser such rejection is in the Fund's best interest.

The sales charges applicable to purchases of Class A shares of the Fund are described in the Prospectus. Methods of obtaining reduced sales charges referred to generally in the Prospectus are described in detail below. In calculating the sales charge applicable to current purchases of Class A shares of the Fund, the investor is entitled to cumulate current purchases with the greater of the current value (at offering price) of the Class A shares of the Fund owned by the investor, or if John Hancock Signature Services, Inc. ("Signature Services") is notified by the investor's dealer or the investor at the time of the purchase, the cost of the Class A shares owned.

Combined Purchases. In calculating the sales charge applicable to purchases of shares made at one time, the purchases will be combined if made by (a) an individual, his or her spouse and their children under the age of 21, purchasing securities for his or their own account, (b) a trustee or other fiduciary purchasing for a single trust, estate or fiduciary account and (c) certain groups of four or more individuals making use of salary deductions or similar group methods of payment whose funds are combined for the purchase of mutual fund shares. Further information about combined purchases, including certain restrictions on combined group purchases, is available from Signature Services or a Selling Broker's representative.

Without Sales Charges. Class A shares may be offered without a front-end sales charge or CDSC to various individuals and institutions as follows:

o Any state, county or any instrumentality, department, authority, or agency of these entities that is prohibited by applicable investment laws from paying a sales charge or commission when it purchases shares of any registered investment management company.

o A bank, trust company, credit union, savings institution or other depository institution, its trust departments or common trust funds if it is purchasing $1 million or more for non-discretionary customers or accounts.

o A Trustee or officer of the Trust; a Director or officer of the Adviser and its affiliates or Selling Brokers; employees or sales representatives of any of the foregoing; retired officers, employees or Directors of any of the foregoing; a member of the immediate family
         (spouse, children, grandchildren, mother, father, sister, brother, mother-in-law, father-in-law) of any of the foregoing; or any fund, pension, profit sharing or other benefit plan for the individuals described above.

o A broker, dealer, financial planner, consultant or registered investment advisor that has entered into an agreement with John Hancock Funds providing specifically for the use of Fund shares in fee-based investment products or services made available to their clients.

o A former participant in an employee benefit plan with John Hancock funds, when he or she withdraws from his or her plan and transfers any or all of his or her plan distributions directly to the Fund.

o        A member of an approved affinity group financial services plan.

o A member of a class action lawsuit against insurance companies who is investing settlement proceeds.

Existing full service clients of the Life Company who were group annuity contract holders as of September 1, 1994, and participant directed defined contribution plans with at least 100 eligible employees at the inception of the Fund account, may purchase Class A shares with no initial sales charge. However, if the shares are redeemed within 12 months after the end of the calendar year in which the purchase was made, a CDSC will be imposed at the following rate:

Amount Invested                                                  CDSC Rate
---------------                                                  ---------

$1 to $4,999,999                                                   1.00%

Next $5 million to $9,999,999                                      0.50%

Amounts of $10 million and over                                    0.25%

Shareholders of the John Hancock Global Technology Fund who were shareholders of John Hancock National Aviation & Technology Fund ("National Aviation") who held shares prior to May 1, 1984 are permitted for an indefinite period to purchase additional shares of the John Hancock Global Technology Fund at net asset value, without a sales charge, provided that the purchasing shareholder held shares of National Aviation continuously from April 30, 1984 to July 28, 1995 (the date of the merger of National Aviation into the John Hancock Global Technology Fund) and shares of the John Hancock Global Technology Fund from that date to the date of the purchase in question.

Class A shares  may  also be  purchased  without  an  initial  sales  charge  in
connection  with  certain  liquidation,   merger  or  acquisition   transactions
involving other investment companies or personal holding companies.

Accumulation Privilege. Investors (including investors combining purchases) who are already Class A shareholders may also obtain the benefit of a reduced sales charge by taking into account not only the amount then being invested but also the purchase price or current account value of the Class A shares already held by such person.

Combination Privilege. Reduced sales charges also are available to an investor based on the aggregate amount of his concurrent and prior investments in Class A shares of the Fund and shares of all other John Hancock funds which carry a sales charge.

Letter of Intention. Reduced sales charges are also applicable to investments made over a thirteen-month period (13) pursuant to a Letter of Intention (the "LOI"), which should be read carefully prior to its execution by an investor. The Fund offers two options regarding the specified period for making investments under the LOI. All investors have the option of making their investments over a specified period of thirteen (13) months. Investors who are using the Fund as a funding medium for a qualified retirement plan, however, may opt to make the necessary investments called for by the LOI over a forty-eight
(48) month period. These qualified retirement plans include IRA, SEP, SARSEP, 401(k), 403(b) (including TSAs) and 457 plans. Such an investment (including accumulations and combinations) must aggregate $50,000 or more invested during the specified period from the date of the LOI or from a date within ninety (90) days prior thereto, upon written request to Signature Services. The sales charge applicable to all amounts invested under the LOI is computed as if the aggregate amount intended to be invested had been invested immediately. If such aggregate amount is not actually invested, the difference between the sales charge actually paid and the sales charge payable had the LOI not been in effect is due from the investor. However, for the purchases actually made within the specified period (either 13 or 48 months) the sales charge applicable will not be higher than that which would have applied (including accumulations and combinations) had the LOI been for the amount actually invested.

The LOI authorizes Signature Services to hold in escrow sufficient shares (approximately 5% of the aggregate) to make up any difference in sales charges on the amount intended to be invested and the amount actually invested, until such investment is completed within the specified period, at which time the escrowed Class A shares will be released. If the total investment specified in the LOI is not completed, the Class A shares held in escrow may be redeemed and the proceeds used as required to pay the sales charge as may be due. By signing the LOI, the investor authorizes Signature Services to act as his or her attorney-in-fact to redeem any escrowed shares and adjust the sales charge, if necessary. A LOI does not constitute a binding commitment by an investor to purchase, or by the Fund to sell, any additional shares and may be terminated at any time.

DEFERRED SALES CHARGE ON CLASS B SHARES

Investments in Class B shares are purchased at net asset value per share without the imposition of an initial sales charge so the Fund will receive the full amount of the purchase payment.

Contingent Deferred Sales Charge Class B shares which are redeemed within six years of purchase will be subject to a contingent deferred sales charge ("CDSC") at the rates set forth in the Prospectus as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the current market value or the original purchase cost of the Class B shares being redeemed. Accordingly, no CDSC will be imposed on increases in account value above the initial purchase prices, including Class B shares derived from reinvestment of dividends or capital gains distributions. No CDSC will be imposed on shares derived from reinvestment of dividends or capital gains distributions.

Class B shares are not available to full-service defined contribution plans administered by Signature Services or the Life Company that had more than 100 eligible employees at the inception of the Fund account.

The amount of the CDSC, if any, will vary depending on the number of years from the time of payment for the purchase of Class B shares until the time of redemption of such shares. Solely for purposes of determining the number of years from the time of any payment for the purchases of shares, all payments during a month will be aggregated and deemed to have been made on the first day of the month.

In determining whether a CDSC applies to a redemption, the calculation will be determined in a manner that results in the lowest possible rate being charged. It will be assumed that your redemption comes first from shares you have held beyond the six-year CDSC redemption period or those you acquired through dividend and capital gain reinvestment, and next from the shares you have held the longest during the six-year period. For this purpose, the amount of any increase in a share's value above its initial purchase price is not regarded as a share exempt from CDSC. Thus, when a share that has appreciated in value is redeemed during the CDSC period, a CDSC is assessed only on its initial purchase price. However, you cannot redeem appreciation value only in order to avoid a CDSC.

When requesting a redemption for a specific dollar amount, please indicate if you require the proceeds to equal the dollar amount requested. If not indicated, only the specified dollar amount will be redeemed from your account and the proceeds will be less any applicable CDSC.

Example:

You have purchased 100 shares at $10 per share. The second year after your purchase, your investment's net asset value per share has increased by $2 to $12, and you have gained 10 additional shares through dividend reinvestment. If you redeem 50 shares at this time your CDSC will be calculated as follows:

*        Proceeds of 50 shares redeemed at $12 per share                   $600
*        Minus proceeds of 10 shares not subject to CDSC
         (dividend reinvestment)                                           -120
*        Minus appreciation on remaining shares (40 shares X $2)            -80
                                                                           ----
*        Amount subject to CDSC                                            $400

Proceeds from the CDSC are paid to John Hancock Funds and are used in whole or in part by John Hancock Funds to defray its expenses related to providing distribution-related services to the Fund in connection with the sale of the

Class B shares, such as the payment of compensation to select Selling Brokers for selling Class B shares. The combination of the CDSC and the distribution and service fees facilitates the ability of the Fund to sell the Class B shares without a sales charge being deducted at the time of the purchase. See the Prospectus for additional information regarding the CDSC.

Waiver of Contingent Deferred Sales Charge. The CDSC will be waived on redemptions of Class B shares and of Class A shares that are subject to CDSC, unless indicated otherwise, in the circumstances defined below:

For all account types:

* Redemptions made pursuant to the Fund's right to liquidate your account if you own shares worth less than $1,000.

* Redemptions made under certain liquidation, merger or acquisition transactions involving other investment companies or personal holding companies.

*        Redemptions due to death or disability.

* Redemptions made under the Reinstatement Privilege, as described in "Sales Charge Reductions and Waivers" of the Prospectus.

* Redemptions of Class B shares made under a periodic withdrawal plan, as long as your annual redemptions do not exceed 12% of your account value, including reinvested dividends, at the time you established your periodic withdrawal plan and 12% of the value of subsequent investments (less redemptions) in that account at the time you notify Signature Services. (Please note that this waiver does not apply to periodic withdrawal plan redemptions of Class A shares that are subject to a CDSC.)

For Retirement Accounts (such as IRA, Rollover IRA, TSA, 457, 403(b), 401(k), Money Purchase Pension Plan, Profit-Sharing Plan and other qualified plans as described in the Internal Revenue Code) unless otherwise noted.

* Redemptions made to effect mandatory or life expectancy distributions under the Internal Revenue Code.

*        Returns of excess contributions made to these plans.

* Redemptions made to effect distributions to participants or beneficiaries from employer sponsored retirement plans under Section 401(a) of the Code (such as 401(k), Money Purchase Pension Plan, Profit-Sharing Plan).

* Redemptions from certain IRA and retirement plans that purchased shares prior to October 1, 1992 and certain IRA plans that purchased shares prior to May 15, 1995.

Please see matrix for reference.

CDSC Waiver Matrix for Class B Funds.

-------------------- ------------------ ------------------- ------------------ ------------------ -------------------
Type of              401(a) Plan        403(b)              457                IRA, IRA           Non-retirement
Distribution         (401(k), MPP,                                             Rollover
                     PSP)
-------------------- ------------------ ------------------- ------------------ ------------------ -------------------
Death or             Waived             Waived              Waived             Waived             Waived
Disability

-------------------- ------------------ ------------------- ------------------ ------------------ -------------------
Over 70 1/2          Waived             Waived              Waived             Waived for         12% of account
                                                                               mandatory          value annually in
                                                                               distributions or   periodic payments
                                                                               12% of account
                                                                               value annually
                                                                               in periodic
                                                                               payments

-------------------- ------------------ ------------------- ------------------ ------------------ -------------------
Between 59 1/2       Waived             Waived              Waived             Waived for Life    12% of account
and 70 1/2                                                                     Expectancy or      value annually in
                                                                               12% of account     periodic payments
                                                                               value annually
                                                                               in periodic
                                                                               payments

-------------------- ------------------ ------------------- ------------------ ------------------ -------------------
Under 59 1/2         Waived             Waived for          Waived for         Waived for         12% of account
                                        annuity payments    annuity payments   annuity payments   value annually in
                                        (72+) or 12% of     (72+) or 12% of    (72+) or 12% of    periodic payments
                                        account value       account value      account value
                                        annually in         annually in        annually in
                                        periodic payments   periodic payments  periodic payments

-------------------- ------------------ ------------------- ------------------ ------------------ -------------------
Loans                Waived             Waived              N/A                N/A                N/A

-------------------- ------------------ ------------------- ------------------ ------------------ -------------------
Termination of       Not Waived         Not Waived          Not Waived         Not Waived         N/A
Plan

-------------------- ------------------ ------------------- ------------------ ------------------ -------------------
Hardships            Waived             Waived              Waived             N/A                N/A

-------------------- ------------------ ------------------- ------------------ ------------------ -------------------
Return of            Waived             Waived              Waived             Waived             N/A
Excess

-------------------- ------------------ ------------------- ------------------ ------------------ -------------------

         If you qualify for a CDSC waiver under one of these situations, you must notify Signature Services at the time you make your redemption. The waiver will be granted once Signature Services has confirmed you are entitled to the waiver.

SPECIAL REDEMPTIONS

Although it would not normally do so, the Fund has the right to pay the redemption price of shares of the Fund in whole or in part in portfolio securities as prescribed by the Trustees. When the shareholder sells portfolio securities received in this fashion he would incur a brokerage charge. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The Fund has, however, elected to be governed by Rule 18f-1 under the Investment Company Act. Under that rule, the Fund must redeem its shares for cash except to the extent that the redemption payments to any shareholder during any 90- day period would exceed the lesser of $250,000 or 1% of the Fund's net asset value at the beginning of such period.

ADDITIONAL SERVICES AND PROGRAMS

Exchange Privilege. The Fund permits exchanges of shares of any class of the Fund for shares of the same class in any John Hancock fund offering that class.

Systematic Withdrawal Plan. The Fund permits the establishment of a Systematic Withdrawal Plan. Payments under this plan represent proceeds arising from the redemption of the Fund's shares. Since the redemption price of the Fund shares may be more or less than the shareholder's cost, depending upon the market value of the securities owned by the Fund at the time of redemption, a withdrawal pursuant to this plan may result in recognition of gain or loss for purposes of Federal, state and local income taxes. The maintenance of a Systematic Withdrawal Plan concurrently with purchases of additional Class A or Class B shares of the Fund could be disadvantageous to a shareholder because of the initial sales charge payable on purchases of Class A shares and the CDSC imposed on redemptions of Class B shares and because redemptions are taxable events. Therefore, a shareholder should not purchase Class A or Class B shares at the same time that a Systematic Withdrawal Plan is in effect. The Fund reserves the right to modify or discontinue the Systematic Withdrawal Plan of any shareholder on 30 days' prior written notice to such shareholder, or to discontinue the availability of such plan in the future. The shareholder may terminate the plan at any time by giving proper notice to Signature Services.

Monthly Automatic Accumulation Program ("MAAP"). The program is explained in the Prospectus. The program, as it relates to automatic investment checks, is subject to the following conditions:

The investments will be drawn on or about the day of the month indicated.

The privilege of making investments through the MAAP may be revoked by Signature Services without prior notice if any investment is not honored by the shareholder's bank. The bank shall be under no obligation to notify the shareholder as to the non-payment of any checks.

The program may be discontinued by the shareholder either by calling Signature Services or upon written notice to Signature Services which is received at least five (5) business days prior to the due date of any investment.

Reinvestment Privilege. A shareholder who has redeemed shares of the Fund may, within 120 days after the date of redemption, reinvest without payment of a sales charge any part of the redemption proceeds in shares of the same class of the Fund or in any John Hancock mutual fund, subject to the minimum investment limit of that fund. The proceeds from the redemption of Class A shares may be reinvested at net asset value without paying a sales charge in Class A shares of the Fund or in Class A shares of any John Hancock mutual funds. If a CDSC was paid upon a redemption, a shareholder may reinvest the proceeds from this redemption at net asset value in additional shares of the class from which the redemption was made. The shareholder's account will be credited with the amount of any CDSC charged upon the prior redemption and the new shares will continue to be subject to the CDSC. The holding period of the shares acquired through reinvestment will, for purposes of computing the CDSC payable upon a subsequent redemption, include the holding period of the redeemed shares. The Fund may modify or terminate the reinvestment privilege at any time.

A redemption or exchange of shares of the Fund is a taxable transaction for Federal income tax purposes even if the reinvestment privilege is exercised, and any gain or loss realized by a shareholder on the redemption or other disposition of Fund shares will be treated for tax purposes as described under the caption "TAX STATUS."


DESCRIPTION OF THE FUND'S SHARES

The Trustees of the Trust are responsible for the management and supervision of the Fund. The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of the Fund without par value. Under the Declaration of Trust, the Trustees have the authority to create and classify shares of beneficial interest in separate series, without further action by shareholders. As of the date of this Statement of Additional Information, the Trustees have authorized shares of the Fund and two other series. Additional series may be added in the future. The Declaration of Trust also authorizes the Trustees to classify and reclassify the shares of the Fund, or any other series of the Trust, into one or more classes. As of the date of this Statement of Additional Information, the Trustees have authorized the issuance of two classes of shares of the Fund, designated as Class A and Class B.

The shares of each class of the Fund represent an equal proportionate interest in the aggregate net assets attributable to that class of the Fund. Holders of Class A and Class B shares each have certain exclusive voting rights on matters relating to their respective distribution plans. The different classes of the Fund may bear different expenses relating to the cost of holding shareholder meetings necessitated by the exclusive voting rights of any class of shares.

Dividends paid by the Fund, if any, with respect to each class of shares will be calculated in the same manner, at the same time and on the same day and will be in the same amount, except for differences resulting from the facts that (i) Class B shares will pay higher distribution and service fees than Class A shares and (ii) each of Class A and Class B shares will bear any class expenses properly allocable to that class of shares, subject to the conditions the Internal Revenue Service imposes with respect to the multiple-class structures. Similarly, the net asset value per share may vary depending on whether Class A or Class B shares are purchased.

In the event of liquidation, shareholders of each class are entitled to share pro rata in the net assets of the Fund available for distribution to these shareholders. Shares entitle their holders to one vote per share, are freely transferable and have no preemptive, subscription or conversion rights. When issued, shares are fully paid and non-assessable, except as set forth below.

Unless otherwise required by the Investment Company Act or the Declaration of Trust, the Fund has no intention of holding annual meetings of shareholders. Fund shareholders may remove a Trustee by the affirmative vote of at least two-thirds of the Trust's outstanding shares and the Trustees shall promptly call a meeting for such purpose when requested to do so in writing by the record holders of not less than 10% of the outstanding shares of the Trust. Shareholders may, under certain circumstances, communicate with other shareholders in connection with requesting a special meeting of shareholders. However, at any time that less than a majority of the Trustees holding office were elected by the shareholders, the Trustees will call a special meeting of shareholders for the purpose of electing Trustees.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for acts or obligations of the Trust. However, the Fund's Declaration of Trust contains an express disclaimer of shareholder liability for acts, obligations or affairs of the Trust. The Declaration of Trust also provides for indemnification out of the Trust assets for all losses and expenses of any shareholder held personally liable by reason of being or having been a shareholder. The Declaration of Trust also provides that no series of the Trust shall be liable for the liabilities of any other series. Furthermore, no fund included in this Fund's prospectus shall be liable for the liabilities of any other John Hancock fund. Liability is therefore limited to circumstances in which the Trust itself would be unable to meet its obligations, and the possibility of this occurrence is remote.

In order to avoid conflicts with portfolio trades for the Fund, the Adviser and the Fund have adopted extensive restrictions on personal securities trading by personnel of the Adviser and its affiliates. Some of these restrictions are: pre-clearance for all personal trades and a ban on the purchase of initial public offerings, as well as contributions to specified charities of profits on securities held for less than 91 days. These restrictions are a continuation of the basic principle that the interests of the Fund and its shareholders come first.

A shareholder's account is governed by the laws of The Commonwealth of Massachusetts.

TAX STATUS

Each series of the Trust, including the Fund, is treated as a separate entity for tax purposes. The Fund has qualified and elected to be treated as a "regulated investment company" under Subchapter M of the Code and intends to continue to so qualify for each taxable year. As such and by complying with the applicable provisions of the Code regarding the sources of its income, the timing of its distributions, and the diversification of its assets, the Fund will not be subject to Federal income tax on taxable income (including net realized capital gains) which is distributed to shareholders in accordance with the timing requirements of the Code.

The Fund will be subject to a four percent nondeductible Federal excise tax on certain amounts not distributed (and not treated as having been distributed) on a timely basis in accordance with annual minimum distribution requirements. The Fund intends under normal circumstances to seek to avoid or minimize liability for such tax by satisfying such distribution requirements.

Distributions from the Fund's current or accumulated earnings and profits ("E&P") will be taxable under the Code for investors who are subject to tax. If these distributions are paid from the Fund's "investment company taxable income," they will be taxable as ordinary income; and if they are paid from the Fund's "net capital gain," they will be taxable as long-term capital gain. (Net capital gain is the excess (if any) of net long-term capital gain over net short-term capital loss, and investment company taxable income is all taxable income and capital gains, other than net capital gain, after reduction by deductible expenses.) Some distributions from investment company taxable income and/or net capital gain may be paid in January but may be taxable to shareholders as if they had been received on December 31 of the previous year. The tax treatment described above will apply without regard to whether distributions are received in cash or reinvested in additional shares of the Fund.

Distributions, if any, in excess of E&P will constitute a return of capital under the Code, which will first reduce an investor's federal tax basis in Fund shares and then, to the extent such basis is exceeded, will generally give rise to capital gains. Shareholders who have chosen automatic reinvestment of their distributions will have a federal tax basis in each share received pursuant to such a reinvestment equal to the amount of cash they would have received had they elected to receive the distribution in cash, divided by the number of shares received in the reinvestment.

Foreign exchange gains and losses realized by the Fund in connection with certain transactions involving foreign currency-denominated debt securities, foreign currency forward contracts, certain options or futures contracts on foreign currencies, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders. Any such transactions that are not directly related to the Fund's investment in stock or securities, possibly including speculative currency positions or currency derivatives not used for hedging purposes, may increase the amount of gain it is deemed to recognize from the sale of certain investments or derivatives held for less than three months, which gain is limited under the Code to less than 30% of its gross income for each taxable year, and may under future Treasury regulations produce income not among the types of "qualifying income" from which the Fund must derive at least 90% of its gross income for each taxable year. If the net foreign exchange loss for a year treated as ordinary loss under Section 988 were to exceed the Fund's investment company taxable income computed without regard to such loss the resulting overall ordinary loss for such year would not be deductible by the Fund or its shareholders in future years.

If the Fund invests in stock of certain non-U.S. corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, rentals, royalties or capital gain) or hold at least 50% of their assets in investments producing such passive income ("passive foreign investment companies"), the Fund could be subject to Federal income tax and additional interest charges on "excess distributions" received from these passive foreign investment companies or gain from the sale of stock in such companies, even if all income or gain actually received by the Fund is timely distributed to its shareholders. The Fund would not be able to pass through to its shareholders any credit or deduction for such a tax. Certain elections may, if available, ameliorate these adverse tax consequences, but any such election could require the Fund to recognize taxable income or gain without the concurrent receipt of cash. The Fund may limit and/or manage its investments in passive foreign investment companies to minimize its tax liability or maximize its return from these investments.

Limitations imposed by the Code on regulated investment companies like the Fund may restrict the Fund's ability to enter into options and futures contracts, foreign currency positions and foreign currency forward contracts. Certain of these transactions may cause the Fund to recognize gains or losses from marking to market even though its positions have not been sold or terminated and may affect the character as long-term or short-term (or, in the case of certain foreign currency options, futures and forward contracts, as ordinary income or loss) of some capital gains and losses realized by the Fund. Additionally, certain of the Fund's losses on transactions involving options, futures, forward contracts, and any offsetting or successor positions in its portfolio may be deferred rather than being taken into account currently in calculating the Fund's taxable income or gain. Certain of such transactions may also cause the Fund to dispose of investments sooner than would otherwise have occurred. These transactions may therefore affect the amount, timing and character of the Fund's distributions to shareholders. The Fund will take into account the special tax rules applicable to options, futures or forward contracts, including consideration of available elections, in order to seek to minimize any potential adverse tax consequences.

The amount of net realized capital gains, if any, in any given year will result from sales of securities or the use of options or future contracts made with a view to the maintenance of a portfolio believed by the Fund's management to be most likely to attain the Fund's objective. Such sales and transactions, and any resulting gains or losses, may therefore vary considerably from year to year. At the time of an investor's purchase of Fund shares, a portion of the purchase price is often attributable to realized or unrealized appreciation in the Fund's portfolio or undistributed taxable income of the Fund. Consequently, subsequent distributions on those shares from such appreciation or income may be taxable to such investor even if the net asset value of the investor's shares is, as a result of the distributions, reduced below the investor's cost for such shares and the distributions in reality represent a return of a portion of the purchase price.

Upon a redemption of shares of the Fund (including by exercise of the exchange privilege) a shareholder will ordinarily realize a taxable gain or loss depending upon the amount of the proceeds and the investor's basis in his shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands and will be long-term or short-term, depending upon the shareholder's tax holding period for the shares and subject to the special rules described below. A sales charge paid in purchasing Class A shares of the Fund cannot be taken into account for purposes of determining gain or loss on the redemption or exchange of such shares within 90 days after their purchase to the extent shares of the Fund or another John Hancock fund are subsequently acquired without payment of a sales charge pursuant to the reinvestment or exchange privilege. This disregarded charge will result in an increase in the shareholder's tax basis in the shares subsequently acquired. Also, any loss realized on a redemption or exchange may be disallowed to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days, beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to automatic dividend reinvestments. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized upon the redemption of shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain with respect to such shares.

Although the Fund's present intention is to distribute, at least annually, all net capital gain, if any, the Fund reserves the right to retain and reinvest all or any portion of the excess, as computed for Federal income tax purposes, of net long-term capital gain over net short-term capital loss in any year. The Fund will not in any event distribute net capital gain realized in any year to the extent that a capital loss is carried forward from prior years against such gain. To the extent such excess was retained and not exhausted by the carryforward of prior years' capital losses, it would be subject to Federal income tax in the hands of the Fund. Upon proper designation of this amount by the Fund, each shareholder would be treated for Federal income tax purposes as if the Fund had distributed to him on the last day of its taxable year his pro rata share of such excess, and he had paid his pro rata share of the taxes paid by the Fund and reinvested the remainder in the Fund. Accordingly, each shareholder would (a) include his pro rata share of such excess as long-term capital gain in his return for his taxable year in which the last day of the Fund's taxable year falls, (b) be entitled either to a tax credit on his return for, or to a refund of, his pro rata share of the taxes paid by the Fund, and
(c) be entitled to increase the adjusted tax basis for his Fund shares by the difference between his pro rata share of such excess and his pro rata share of such taxes.

For Federal income tax purposes, the Fund is permitted to carry forward a net realized capital loss in any year to offset net capital gains, if any, during the eight years following the year of the loss. To the extent subsequent net realized capital gains are offset by such losses, they would not result in Federal income tax liability to the Fund and as noted above would not be distributed as such to shareholders. The Fund has $2,061,437 of capital loss carryforwards available to offset against future net realized capital gains. The carryforwards expire as follows: October 31, 2003 - $849 and October 31, 2004 - $2,060,588.

For purposes of the dividends-received deduction available to corporations, dividends received by the Fund from U.S. domestic corporations in respect of any share of stock held by the Fund, for U.S. Federal income tax purposes, for at least 46 days (91 days in the case of certain preferred stock) and distributed and properly designated by the Fund may be treated as qualifying dividends. Corporate shareholders must meet the minimum holding period requirement stated above (46 or 91 days) with respect to their Fund shares in order to qualify for the deduction and, if they have any debt that is deemed under the Code directly attributable to Fund shares, may be denied a portion of the dividends received deduction. The entire qualifying dividend, including the otherwise-deductible amount, will be included in determining alternative minimum tax liability, if any. Additionally, any corporate shareholder should consult its tax adviser regarding the possibility that its tax basis in its shares may be reduced, for Federal income tax purposes, by reason of "extraordinary dividends" received with respect to the shares, for the purpose of computing its gain or loss on redemption or other disposition of the shares.

The Fund may be subject to withholding and other taxes imposed by foreign countries with respect to its investments in foreign securities. Tax conventions between certain countries and the U.S. or deductions may reduce or eliminate such taxes in some cases. Investors may be entitled to claim U.S. foreign tax credits or deductions with respect to foreign income taxes or certain other foreign taxes ("qualified foreign taxes"), subject to certain provisions and limitations contained in the Code. Specifically, if more than 50% of the Fund's total assets at the close of any taxable year consist of stock or securities of foreign corporations, the Fund may file an election with the Internal Revenue Service pursuant to which shareholders of the Fund will be required to (i) include in ordinary gross income (in addition to taxable dividends and distributions actually received) their pro rata shares of qualified foreign taxes paid by the Fund even though not actually received by them, and (ii) treat such respective pro rata portions as foreign taxes paid by them.

If the Fund makes this election, shareholders may then deduct such pro rata portions of qualified foreign taxes in computing their taxable incomes, or, alternatively, use them as foreign tax credits, subject to applicable limitations, against their U.S. federal income taxes. Shareholders who do not itemize deductions for Federal income tax purposes will not, however, be able to deduct their pro rata portion of qualified foreign taxes paid by the Fund, although such shareholders will be required to include their shares of such taxes in gross income. Shareholders who claim a foreign tax credit for such foreign taxes may be required to treat a portion of dividends received from the Fund as a separate category of income for purposes of computing the limitations on the foreign tax credit. Tax-exempt shareholders will ordinarily not benefit from this election. Each year (if any) that the Fund files the election described above, its shareholders will be notified of the amount of (i) each shareholder's pro rata share of qualified foreign taxes paid by the Fund and
(ii) the portion of Fund dividends that represents income from each foreign country. If the Fund cannot or does not make this election, the Fund will deduct the foreign taxes it pays in determining the amount it has available for distribution to shareholders, and shareholders will not include these foreign taxes in their income, nor will they be entitled to any tax deductions or credits with respect to such taxes.

The Fund is required to accrue income on any debt securities that have more than a de minimis amount of original issue discount (or debt securities acquired at a market discount, if the Fund elects to include market discount in income currently) prior to the receipt of the corresponding cash payments. The mark to market rules applicable to certain options, futures contracts, and forward contracts may also require the Fund to recognize income or gain without a concurrent receipt of cash. However, the Fund must distribute to shareholders for each taxable year substantially all of its net income and net capital gains, including such income or gain, to qualify as a regulated investment company and avoid liability for any federal income or excise tax. Therefore, the Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy these distribution requirements.

A state income (and possibly local income and/or intangible property) tax exemption is generally available to the extent (if any) the Fund's distributions are derived from interest on (or, in the case of intangibles taxes, the value of its assets is attributable to) certain U.S. Government obligations, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. The Fund will not seek to satisfy any threshold or reporting requirements that may apply in particular taxing jurisdictions, although the Fund may in its sole discretion provide relevant information to shareholders.

The Fund will be required to report to the Internal Revenue Service (the "IRS") all taxable distributions to shareholders, as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt recipients, i.e., corporations and certain other investors distributions to which are exempt from the information reporting provisions of the Code. Under the backup withholding provisions of Code Section 3406 and applicable Treasury regulations, all such reportable distributions and proceeds may be subject to backup withholding of federal income tax at the rate of 31% in the case of non-exempt shareholders who fail to furnish the Fund with their correct taxpayer identification number and certain certifications required by the IRS or if the IRS or a broker notifies the Fund that the number furnished by the shareholder is incorrect or that the shareholder is subject to backup withholding as a result of failure to report interest or dividend income. The Fund may refuse to accept an application that does not contain any required taxpayer identification number or certification that the number provided is correct. If the backup withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in shares, will be reduced by the amounts required to be withheld. Any amounts withheld may be credited against a shareholder's U.S. federal income tax liability. Investors should consult their tax advisers about the applicability of the backup withholding provision.

Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions and certain prohibited transactions, is accorded to accounts maintained as qualified retirement plans. Shareholders should consult their tax advisers for more information.

The foregoing discussion relates solely to U.S. Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts or estates) subject to tax under such law. The discussion does not address special tax rules applicable to certain classes of investors, such as tax-exempt entities, insurance companies, and financial institutions. Dividends, capital gain distributions, and ownership of or gains realized on the redemption (including an exchange) of Fund shares may also be subject to state and local taxes. Shareholders should consult their own tax advisers as to the Federal, state or local tax consequences of ownership of shares of the Fund in their particular circumstances.

Non-U.S. investors not engaged in a U.S. trade or business with which their Fund investment is effectively connected will be subject to U.S. Federal income tax treatment that is different from that described above. These investors may be subject to nonresident alien withholding tax at the rate of 30% (or a lower rate under an applicable tax treaty) on amounts treated as ordinary dividends from the Fund and, unless an effective IRS Form W-8 or authorized substitute for Form W-8 is on file, to 31% backup withholding on certain other payments from the Fund. Non-U.S. investors should consult their tax advisers regarding such treatment and the application of foreign taxes to an investment in the Fund.

The Fund is not subject to Massachusetts corporate excise or franchise taxes. Provided that the Fund qualifies as a regulated investment company under the Code, it will also not be required to pay any Massachusetts income tax.

CALCULATION OF PERFORMANCE

The average annual total return for Class A shares of the Fund for the year ended August 31, 1996 and since commencement of operations on September 29, 1994 was 25.39% and 31.80% respectively. The total return (not annualized) for Class B shares of the Fund at August 31, 1996 since commencement of operations on

January 22, 1996 was 21.28%. The Fund's total return is computed by finding the average annual compounded rate of return over the 1 year and life-of-fund periods that would equate the initial amount invested to the ending redeemable value according to the following formula:

     n _____
T = \ /ERV/P - 1


Where:

P        =        a hypothetical initial investment of $1,000.

T        =        average annual total return.

n        =        number of years.

ERV      =        ending redeemable value of a hypothetical $1,000 investment made at the beginning of the 1 year and life-of-fund periods.

Because each share has its own sales charge and fee structure, the classes have different performance results. In the case of Class A or Class B shares, this calculation assumes the maximum sales charge is included in the initial investment or the CDSC is applied at the end of the period, respectively. This calculation assumes that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period. The "distribution rate" is determined by annualizing the result of dividing the declared dividends of the Fund during the period stated by the maximum offering price or net asset value at the end of the period. Excluding the Fund's sales charge from the distribution rate produces a higher rate.

In addition to average annual total returns, the Fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments and/or a series of redemptions over any time period. Total returns may be quoted with or without taking the Fund's sales charge on Class A shares or the CDSC on Class B shares into account. Excluding the Fund's sales charge on Class A shares and the CDSC on Class B shares from a total return calculation produces a higher total return figure.

From time to time, in reports and promotional literature, the Fund's total return will be compared to indices of mutual funds such as Lipper Analytical Services, Inc.'s "Lipper - Mutual Performance Analysis," a monthly publication which tracks net assets, total return and yield on mutual funds in the United States. Ibottson and Associates, CDA Weisenberger and F.C. Towers are also used for comparison purposes, as well as the Russell and Wilshire Indices.

Performance rankings and ratings reported periodically in national financial publications such as MONEY Magazine, FORBES, BUSINESS WEEK, THE WALL STREET JOURNAL, MICROPAL, INC., MORNINGSTAR, STANGER'S and BARRON'S may also be utilized. The Fund's promotional and sales literature may make reference to the Fund's "beta". Beta is a reflection of the market related risk of the Fund by showing how responsive the Fund is to the market.

The performance of the Fund is not fixed or guaranteed. Performance quotations should not be considered to be representations of performance of the Fund for any period in the future. The performance of the Fund is a function of many factors including its earnings, expenses and number of outstanding shares; fluctuating market conditions; purchases, sales and maturities of portfolio securities; sales and redemptions of shares of beneficial interest; and changes in operating expenses.

BROKERAGE ALLOCATION

Decisions concerning the purchase and sale of portfolio securities and the allocation of brokerage commissions are made by the officers of the Adviser pursuant to recommendations made by an investment committee of the Adviser, which consists of officers and directors of the Adviser and affiliates and officers and Trustees who are interested persons of the Fund. Orders for purchases and sales of securities are placed in a manner which, in the opinion of the officers of the Adviser, will offer the best price and market for the execution of each such transaction. Purchases from underwriters of portfolio securities may include a commission or commissions paid by the issuer and transactions with dealers serving as market makers reflect a "spread." Investments in debt securities are generally traded on a net basis through dealers acting for their own account as principals and not as brokers; no brokerage commissions are payable on such transactions.

In the U.S. and in some other countries, debt securities are traded principally in the over-the-counter market on a net basis through dealers acting for their own account and not as brokers. In other countries, both debt and equity securities are traded on exchanges at fixed commission rates. Commissions on foreign transactions are generally higher than the negotiated commission rates available in the U.S. There is generally less government supervision and regulation of foreign stock exchanges and broker-dealers than in the U.S.

The Fund's primary policy is to execute all purchases and sales of portfolio instruments at the most favorable prices consistent with best execution, considering all of the costs of the transaction including brokerage commissions. This policy governs the selection of brokers and dealers and the market in which a transaction is executed. Consistent with the foregoing primary policy, the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and other policies that the Trustees may determine, the Adviser may consider sales of shares of the Fund as a factor in the selection of broker-dealers to execute the Fund's portfolio transactions.

To the extent consistent with the foregoing, the Fund will be governed in the selection of brokers and dealers, and the negotiation of brokerage commission rates and dealer spreads, by the reliability and quality of the services, including primarily the availability and value of research information and to a lesser extent statistical assistance furnished to the Adviser of the Fund, and their value and expected contribution to the performance of the Fund. It is not possible to place a dollar value on information and services to be received from brokers and dealers, since it is only supplementary to the research efforts of the Adviser. The receipt of research information is not expected to reduce significantly the expenses of the Adviser. The research information and statistical assistance furnished by brokers and dealers may benefit the Life Company or other advisory clients of the Adviser, and, conversely, brokerage commissions and spreads paid by other advisory clients of the Adviser may result in research information and statistical assistance beneficial to the Fund. The Fund will not make commitments to allocate portfolio transactions upon any prescribed basis. While the Trust's officers will be primarily responsible for the allocation of the Fund's brokerage business, their policies and practices in this regard must be consistent with the foregoing and will at all times be subject to review by the Trustees. For the year ended August 31, 1996, the Fund paid negotiated brokerage commissions in the amount of $36,488.

As permitted by Section 28(e) of the Securities Exchange Act of 1934, the Fund may pay a broker which provides brokerage and research services to the Fund an amount of disclosed commission in excess of the commission which another broker would have charged for effecting that transaction. This practice is subject to a good faith determination by the Trustees that the commission is reasonable in light of the services provided and to policies that the Trustees may adopt from time to time. During the fiscal year ended August 31, 1996, the Fund did not pay commissions as compensation to any brokers for research services such as industry, economics, and company reviews and evaluations of securities.

The Adviser's indirect parent, the Life Company, is the indirect sole shareholder of John Hancock Distributors, Inc., a broker-dealer ("Distributors" or "Affiliated Broker"). Pursuant to procedures determined by the Trustees and consistent with the above policy of obtaining best net results, the Fund may execute portfolio transactions with or through Affiliated Brokers. For the fiscal year ended August 31, 1996, the Fund paid no brokerage commissions to any Affiliated Broker.

Distributors may act as broker for the Fund on exchange transactions, subject, however, to the general policy of the Fund set forth above and the procedures adopted by the Trustees pursuant to the Investment Company Act. Commissions paid to an Affiliated Broker must be at least as favorable as those which the Trustees believe to be contemporaneously charged by other brokers in connection with comparable transactions involving similar securities being purchased or sold. A transaction would not be placed with an Affiliated Broker if the Fund would have to pay a commission rate less favorable than the Affiliated Broker's contemporaneous charges for comparable transactions for its other most favored, but unaffiliated, customers except for accounts for which the Affiliated Broker acts as clearing broker for another brokerage firm, and any customers of the Affiliated Broker not comparable to the Fund as determined by a majority of the Trustees who are not "interested persons" (as defined in the Investment Company
Act) of the Fund, the Adviser or the Affiliated Broker. Because the Adviser, which is affiliated with the Affiliated Brokers, has, as an investment adviser to the Fund, the obligation to provide investment management services, which include elements of research and related investment skills, such research and related skills will not be used by the Affiliated Broker as a basis for negotiating commissions at a rate higher than that determined in accordance with the above criteria.

Other investment advisory clients advised by the Adviser may also invest in the same securities as the Fund. When these clients buy or sell the same securities at substantially the same time, the Adviser may average the transactions as to price and allocate the amount of available investments in a manner which the Adviser believes to be equitable to each client, including the Fund. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtainable for it. On the other hand, to the extent permitted by law, the Adviser may aggregate securities to be sold or purchased for the Fund with those to be sold or purchased for other clients managed by it in order to obtain best execution.

TRANSFER AGENT SERVICES

John Hancock Signature Services, Inc., P.O. Box 9116, Boston, MA 02205-9116, a wholly owned indirect subsidiary of the Life Company, is the transfer and dividend paying agent for the Fund. The Fund pays an annual fee of $19.00 for each Class A shareholder and $21.50 for each Class B shareholder, plus certain out-of-pocket expenses. These expenses are aggregated and charged to the Fund and allocated to each class on the basis of their relative net asset values.

CUSTODY OF PORTFOLIO

Portfolio securities of the Fund are held pursuant to a custodian agreement between the Fund and State Street Bank & Trust Company, 225 Franklin Street, Boston, Massachusetts 02110. Under the custodian agreement, State Street Bank & Trust Company performs custody, portfolio and fund accounting services.

INDEPENDENT AUDITORS

The independent auditors of the Fund are Price Waterhouse LLP, 160 Federal Street, Boston, Massachusetts 02110. Price Waterhouse audits and renders an opinion on the Fund's annual financial statements and prepares the Fund's annual Federal income tax return.

FINANCIAL STATEMENTS

                           JOHN HANCOCK GLOBAL Rx FUND

                           Class A and Class B Shares
                       Statement of Additional Information
                                 January 1, 1997

This Statement of Additional Information provides information about John Hancock Global Rx Fund (the "Fund") in addition to the information that is contained in the combined International/Global Funds' Prospectus dated January 1, 1997 (the "Prospectus"). The Fund is a non-diversified series of John Hancock World Fund (the "Trust").

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus, a copy of which can be obtained free of charge by writing or telephoning:

                      John Hancock Signature Services, Inc.
                                  P.O. Box 9116
                        Boston, Massachusetts 02205-9116
                                1-(800)-225-5291

                                TABLE OF CONTENTS
                                                                           Page

Organization Of The Fund                                                     2
Investment Objective And Policies.........................................   2
Investment Restrictions...................................................  15
Those Responsible for Management..........................................  18
Investment Advisory And Other Services....................................  27
Distribution Contracts....................................................  29
Net Asset Value...........................................................  31
Initial Sales Charge on Class A Shares....................................  32
Deferred Sales Charge on Class B Shares ..................................  35
Special Redemptions.......................................................  39
Additional Services And Programs..........................................  39
Description Of The Fund's Shares..........................................  40
Tax Status................................................................  42
Calculation Of Performance................................................  47
Brokerage Allocation......................................................  48
Transfer Agent Services...................................................  50
Custody Of Portfolio......................................................  51
Independent Auditors......................................................  51
Appendix A-Description of Bond and Commercial Paper Ratings...............  52
Financial Statements...................................................... F-1

ORGANIZATION OF THE FUND

The Fund is a series of the Trust, an open-end investment management company organized as a Massachusetts business trust in August, 1986 under the laws of The Commonwealth of Massachusetts. On January 1, 1995, the Fund changed its name from John Hancock Freedom Global Rx.

John Hancock Advisers, Inc. (the "Adviser") is the Fund's investment adviser. The Adviser is an indirect, wholly-owned subsidiary of John Hancock Mutual Life Insurance Company (the "Life Company"), a Massachusetts life insurance company chartered in 1862, with national headquarters at John Hancock Place, Boston, Massachusetts.

INVESTMENT OBJECTIVE AND POLICIES

The investment objective of the Fund is long-term capital appreciation through investments in an international portfolio consisting primarily of equity securities of issuers in the health care industry. Accordingly, the Fund seeks to increase the value of shareholder investments, and any current income is incidental to this objective. There can be no assurance that the Fund will achieve its investment objective.

Under normal conditions, the Fund will invest at least 65% of its total assets in the securities of health care companies. A "health care" company is one in which at least 50% of gross revenues are derived from, or 50% of gross assets are committed to, health care activities as of the end of its last fiscal year or its most recent publicly available financial statement. The health care industry is diverse, including companies which design, produce and/or sell prescription drugs and over-the-counter medicines, drug delivery systems and medical and analytical instruments; companies which own and/or manage health care facilities; and companies involved in biotechnology. Because the Fund concentrates its investments in the health care industry, its performance is closely tied to conditions in this industry. The types of products and services comprising this industry tend to become obsolete quickly with the discovery of more effective medical techniques. Additionally, the companies providing these services and products are subject to strict government regulation which could have an unfavorable impact on the price and supply of their services and products. Because the Fund is non-diversified it will be more susceptible to adverse developments affecting any single issuer.

The Fund invests in common stocks and in securities convertible into or with rights to purchase common stock of U.S. and foreign issuers. The value of convertible securities, while influenced by the level of interest rates, is also affected by the changing value of the underlying common stock into which the securities are convertible. The Fund will not purchase any convertible securities rated below "B" by a major rating agency.

A significant portion of the Fund's investments are expected to be in countries with developing markets, and in smaller capitalization developing-growth companies with relatively limited operating histories as publicly traded companies, and without regard to a record of profits or dividends. Investing in securities of smaller capitalization developing-growth companies also involves greater risk and the possibility of greater portfolio price volatility. Among the reasons for the greater price volatility in these small companies and unseasoned stocks are the less certain growth prospects of smaller firms, the lower degree of liquidity in the markets for these stocks and the greater sensitivity of small companies to changing economic conditions in their geographic region. Securities of these companies involve higher investment risks than those normally associated with larger firms due to the greater business risks of small size and limited product lines, markets, distribution channels and financial and managerial resources.

Short-Term Trading and Portfolio Turnover. Short-term trading means the purchase and subsequent sale of a security after it has been held for a relatively brief period of time. The Fund may engage in short-term trading in response to stock market conditions, changes in interest rates or other economic trends and developments, or to take advantage of yield disparities between various fixed income securities in order to realize capital gains or improve income. Over the past several years, political and economic events in foreign countries and in the health care industry have affected the Fund's geographic allocation of assets. Consequently, the Fund's portfolio turnover has been relatively high, as the Fund repositioned its investments to limit risk and take advantage of evolving investment opportunities. A high rate of portfolio turnover (100% or more) involves correspondingly greater brokerage expenses and may make it more difficult for the Fund to qualify as a regulated investment company for federal income tax purposes. The Fund's portfolio turnover rate is set forth in the table under the caption "Financial Highlights" in the Prospectus.

Foreign Currency Transactions. The Fund's foreign currency exchange transactions may be conducted on a spot (i.e., cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market. The Fund may also enter into forward foreign currency exchange contracts to enhance return, to hedge against fluctuations in currency exchange rates affecting a particular transaction or portfolio position, or as a substitute for the purchase or sale of a currency or assets denominated in that currency. Forward contracts are agreements to purchase or sell a specified currency at a specified future date and price set at the time of the contract. Transaction hedging is the purchase or sale of forward foreign currency contracts with respect to specific receivables or payables of the Fund accruing in connection with the purchase and sale of its portfolio securities quoted or denominated in the same or related foreign currencies. Portfolio hedging is the use of forward foreign currency contracts to offset portfolio security positions denominated or quoted in the same or related foreign currencies. The Fund may elect to hedge less than all of its foreign portfolio positions as deemed appropriate by the Adviser.

If the Fund purchases a forward contract or sells a forward contract for non-hedging purposes, its custodian will segregate cash or liquid securities in a separate account of the Fund in an amount equal to the value of the Fund's total assets committed to the consummation of such forward contract. The assets in the segregated account will be valued at market daily and if the value of the securities in the separate account declines, additional cash or securities will be placed in the account so that the value of the account will be equal the amount of the Fund's commitment with respect to such contracts.

Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Such transactions also preclude the opportunity for gain if the value of the hedged currency should rise. Moreover, it may not be possible for the Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the devaluation level it anticipates.

The cost to the Fund of engaging in foreign currency transactions varies with such factors as the currency involved, the length of the contract period and the market conditions then prevailing. Since transactions in foreign currency are usually conducted on a principal basis, no fees or commissions are involved.

Forward Commitment and When-Issued Securities. The Fund may purchase securities on a when-issued or forward commitment basis. "When-issued" refers to securities whose terms are available and for which a market exists, but which have not been issued. The Fund will engage in when-issued transactions with respect to securities purchased for its portfolio in order to obtain what is considered to be an advantageous price and yield at the time of the transaction. For when-issued transactions, no payment is made until delivery is due, often a month or more after the purchase. In a forward commitment transaction, the Fund contracts to purchase securities for a fixed price at a future date beyond customary settlement time.

When the Fund engages in forward commitment and when-issued transactions, it relies on the seller to consummate the transaction. The failure of the issuer or seller to consummate the transaction may result in the Fund's losing the opportunity to obtain a price and yield considered to be advantageous. The purchase of securities on a when-issued or forward commitment basis also involves a risk of loss if the value of the security to be purchased declines prior to the settlement date.

On the date the Fund enters into an agreement to purchase securities on a when-issued or forward commitment basis, the Fund will segregate in a separate account cash or liquid securities equal in value to the Fund's commitment. These assets will be valued daily at market, and additional cash or securities will be segregated in a separate account to the extent that the total value of the assets in the account declines below the amount of the when-issued commitments. Alternatively, the Fund may enter into offsetting contracts for the forward sale of other securities that it owns.

Investment in Foreign Securities. The Fund may invest in the securities of foreign issuers in the form of sponsored and unsponsored American Depository
Receipts ("ADRs") European Depository Receipts (EDRs) or other securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted but rather in the currency of the market in which they are traded. ADRs are receipts typically issued by an American bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. Generally, ADRs, in registered form, are designed for use in U.S. securities markets and EDRs are designed for use in foreign securities markets. Issuers of unsponsored ADRs are not contractually obligated to disclose material information including financial information, in the United States.

The securities markets of many countries have in the past moved relatively independently of one another, due to differing economic, financial, political and social factors. When markets in fact move in different directions and offset each other, there may be a corresponding reduction in risk for the Fund's portfolio as a whole. This lack of correlation among the movements of the world's securities markets may also affect unrealized gains the Fund has derived from movements in any one market.

If securities traded in markets moving in different directions are combined into a single portfolio, such as that of the Fund, total portfolio volatility may be reduced. Since the Fund may invest in securities denominated in currencies other than U.S. dollars, changes in foreign currency exchange rates may affect the value of its portfolio securities. Exchange rates may not move in the same direction as the securities markets in a particular country. As a result, market gains may be offset by unfavorable exchange rate fluctuations.

Investments in foreign securities may involve a greater degree of risk than those in domestic securities. There is generally less publicly available information about foreign companies in the form of reports and ratings similar to those that are published about issuers in the United States. Also, foreign issuers are generally not subject to uniform accounting, auditing and financial reporting requirements comparable to those applicable to United States issuers.

Because foreign securities may be denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the Fund's net asset value, the value of dividends and interest earned, gains and losses realized on the sale of securities, and any net investment income and gains that the Fund distributes to shareholders. Securities transactions undertaken in some foreign markets may not be settled promptly so that the Fund's investments on foreign exchanges may be less liquid and subject to the risk of fluctuating currency exchange rates pending settlement.

Foreign securities will be purchased in the best available market, whether through over-the-counter markets or exchanges located in the countries where principal offices of the issuers are located. Foreign securities markets are generally not as developed or efficient as those in the United States. While growing in volume, they usually have substantially less volume than the New York Stock Exchange, and securities of some foreign issuers are less liquid and more volatile than securities of comparable United States issuers. Fixed commissions on foreign exchanges are generally higher than negotiated commissions on United State exchanges, although the Fund will endeavor to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers and listed issuers than in the United States.

With respect to certain foreign countries, there is the possibility of adverse changes in investment or exchange control regulations, expropriation, nationalization or confiscatory taxation, limitations on the removal of funds or other assets of the Fund, political or social instability, or diplomatic developments which could affect United States investments in those countries. Moreover, individual foreign economies may differ favorable or unfavorable from the United States' economy in terms of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

The dividends, in some cases, capital gains and interest payable on certain of the Fund's foreign portfolio securities may be subject to foreign withholding or other foreign taxes, thus reducing the net amount of income or gains available for distribution to the Fund's shareholders.

These risks may be intensified in the case of investments in emerging markets or countries with limited or developing capital markets. These countries are located in the Asia-Pacific region, Eastern Europe, Latin and South America and Africa. Security prices in these markets can be significantly more volatile than in more developed countries, reflecting the greater uncertainties of investing in less established markets and economies. Political, legal and economic structures in many of these emerging market countries may be undergoing significant evolution and rapid development, and they may lack the social, political, legal and economic stability characteristic of more developed countries. Emerging market countries may have failed in the past to recognize private property rights. They may have relatively unstable governments, present the risk of nationalization of businesses, restrictions on foreign ownership, or prohibitions on repatriation of assets, and may have less protection of property rights than more developed countries. Their economies may be predominantly based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. The Fund may be required to establish special custodial or other arrangements before making certain investments in those countries. Securities of issuers located in these countries may have limited marketability and may be subject to more abrupt or erratic price movements.

Short Sales. The Fund may engage in short sales in order to profit from an anticipated decline in the value of a security. The Fund may also engage in short sales to attempt to limit its exposure to a possible market decline in the value of its portfolio securities through short sales of securities which the Adviser believes possess volatility characteristics similar to those being hedged. To effect such a transaction, the Fund must borrow the security sold short to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. Until the security is replaced the Fund is required to pay to the lender any accrued interest and may be required to pay a premium.

The Fund will realize a gain if the security declines in price between the date of the short sale and the date on which the Fund replaces the borrowed security. On the other hand, the Fund will incur a loss as a result of the short sale if the price of the security increases between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium or interest the Fund may be required to pay in connection with a short sale. The successful use of short selling as a hedging device may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

Under applicable guidelines of the staff of the Securities and Exchange Commission (the "SEC"), if the Fund engages in short sales of the type referred to in non-fundamental Investment Restriction No. (c) (ii) and (iii) below, it must put in a segregated account (not with the broker) an amount of cash or U.S. Government securities equal to the difference between (1) the market value of the securities sold short at the time they were sold short and (2) any cash or U.S. Government securities required to be deposited as collateral with the broker in connection with the short sale (not including the proceeds from the short sale). In addition, until the Fund replaces the borrowed security, it must daily maintain the segregated account at such a level that the amount deposited in it plus the amount deposited with the broker as collateral will equal the current market value of the securities sold short. Except for short sales against the box, the amount of the Fund's net assets that may be committed to short sales is limited and the securities in which short sales are made must be listed on a national securities exchange.

Short selling may produce higher than normal portfolio turnover which may result in increased transaction costs to the Fund and may result in gains from the sale of securities deemed to have been held for less than three months, which gains must constitute less than 30% of the Fund's gross income for its taxable year in order for the Fund to qualify for treatment as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"), for that year.

The Fund does not intend to enter into short sales (other than those "against the box") if immediately after such sale the aggregate of the value of all collateral plus the amount in such segregated account exceeds 5% of the value of the Fund's net assets. A short sale is "against the box" to the extent that the Fund contemporaneously owns or has the right to obtain at no added cost securities identical to those sold short.

Options on Securities, Securities Indices and Currency. The Fund may purchase and write (sell) call and put options on any securities in which it may invest, on any securities index based on securities in which it may invest or on any currency in which Fund investments may be denominated. These options may be listed on national domestic securities exchanges or foreign securities exchanges or traded in the over-the-counter market. The Fund may write covered put and call options and purchase put and call options to enhance total return, as a substitute for the purchase or sale of securities or currency, or to protect against declines in the value of portfolio securities and against increases in the cost of securities to be acquired.

Writing Covered Options. A call option on securities or currency written by the Fund obligates the Fund to sell specified securities or currency to the holder of the option at a specified price if the option is exercised at any time before the expiration date. A put option on securities or currency written by the Fund obligates the Fund to purchase specified securities or currency from the option holder at a specified price if the option is exercised at any time before the expiration date. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. Writing covered call options may deprive the Fund of the opportunity to profit from an increase in the market price of the securities [or foreign currency assets] in its portfolio. Writing covered put options may deprive the Fund of the opportunity to profit from a decrease in the market price of the securities [or foreign currency assets] to be acquired for its portfolio.

All call and put options written by the Fund are covered. A written call option or put option may be covered by (i) maintaining cash or liquid securities, either of which may be quoted or denominated in any currency, in a segregated account maintained by the Fund's custodian with a value at least equal to the Fund's obligation under the option, (ii) entering into an offsetting forward commitment and/or (iii) purchasing an offsetting option or any other option which, by virtue of its exercise price or otherwise, reduces the Fund's net exposure on its written option position. A written call option on securities is typically covered by maintaining the securities that are subject to the option in a segregated account. The Fund may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index.

The Fund may terminate its obligations under an exchange traded call or put option by purchasing an option identical to the one it has written. Obligations under over-the-counter options may be terminated only by entering into an offsetting transaction with the counterparty to such option. Such purchases are referred to as "closing purchase transactions."

Purchasing Options. The Fund would normally purchase call options in anticipation of an increase, or put options in anticipation of a decrease ("protective puts") in the market value of securities or currencies of the type in which it may invest. The Fund may also sell call and put options to close out its purchased options.

The purchase of a call option would entitle the Fund, in return for the premium paid, to purchase specified securities or currency at a specified price during the option period. The Fund would ordinarily realize a gain on the purchase of a call option if, during the option period, the value of such securities or currency exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the call option.

The purchase of a put option would entitle the Fund, in exchange for the premium paid, to sell specified securities or currency at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Fund's portfolio securities or the currencies in which they are denominated. Put options may also be purchased by the Fund for the purpose of affirmatively benefiting from a decline in the price of securities or currencies which it does not own. The Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities or currency decreased below the exercise price sufficiently to cover the premium and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of put options may be offset by countervailing changes in the value of the Fund's portfolio securities.

The Fund's options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded. These limitations govern the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert, regardless of whether the options are written or purchased on the same or different exchanges, boards of trade or other trading facilities or are held or written in one or more accounts or through one or more brokers. Thus, the number of options which the Fund may write or purchase may be affected by options written or purchased by other investment advisory clients of the Adviser. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

Risks Associated with Options Transactions. There is no assurance that a liquid secondary market on a domestic or foreign options exchange will exist for any particular exchange-traded option or at any particular time. If the Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying securities or currencies or dispose of assets held in a segregated account until the options expire or are exercised. Similarly, if the Fund is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities or currencies.

Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options;
(ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

The Fund's ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. The Adviser will determine the liquidity of each over-the-counter option in accordance with guidelines adopted by the Trustees.

The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The successful use of options depends in part on the Adviser's ability to predict future price fluctuations and, for hedging transactions, the degree of correlation between the options and securities or currency markets.

Futures Contracts and Options on Futures Contracts. To seek to increase total return or hedge against changes in interest rates, securities prices or currency exchange rates, the Fund may purchase and sell various kinds of futures contracts, and purchase and write call and put options on these futures contracts. The Fund may also enter into closing purchase and sale transactions with respect to any of these contracts and options. The futures contracts may be based on various securities (such as U.S. Government securities), securities indices, foreign currencies and any other financial instruments and indices. All futures contracts entered into by the Fund are traded on U.S. or foreign exchanges or boards of trade that are licensed, regulated or approved by the Commodity Futures Trading Commission ("CFTC").

Futures Contracts. A futures contract may generally be described as an agreement between two parties to buy and sell particular financial instruments [or currencies] for an agreed price during a designated month (or to deliver the final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract).

Positions taken in the futures markets are not normally held to maturity but are instead liquidated through offsetting transactions which may result in a profit or a loss. While futures contracts on securities or currency will usually be liquidated in this manner, the Fund may instead make, or take, delivery of the underlying securities or currency whenever it appears economically advantageous to do so. A clearing corporation associated with the exchange on which futures contracts are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

Hedging and Other Strategies. Hedging is an attempt to establish with more certainty than would otherwise be possible the effective price or rate of return on portfolio securities or securities that the Fund proposes to acquire or the exchange rate of currencies in which portfolio securities are quoted or denominated. When interest rates are rising or securities prices are falling, the Fund can seek to offset a decline in the value of its current portfolio securities through the sale of futures contracts. When interest rates are falling or securities prices are rising, the Fund, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases. The Fund may seek to offset anticipated changes in the value of a currency in which its portfolio securities, or securities that it intends to purchase, are quoted or denominated by purchasing and selling futures contracts on such currencies.

The Fund may, for example, take a "short" position in the futures market by selling futures contracts in an attempt to hedge against an anticipated rise in interest rates or a decline in market prices or foreign currency rates that would adversely affect the dollar value of the Fund's portfolio securities. Such futures contracts may include contracts for the future delivery of securities held by the Fund or securities with characteristics similar to those of the Fund's portfolio securities. Similarly, the Fund may sell futures contracts on any currencies in which its portfolio securities are quoted or denominated or in one currency to hedge against fluctuations in the value of securities denominated in a different currency if there is an established historical pattern of correlation between the two currencies.

If, in the opinion of the Adviser, there is a sufficient degree of correlation between price trends for the Fund's portfolio securities and futures contracts based on other financial instruments, securities indices or other indices, the Fund may also enter into such futures contracts as part of its hedging strategy. Although under some circumstances prices of securities in the Fund's portfolio may be more or less volatile than prices of such futures contracts, the Adviser will attempt to estimate the extent of this volatility difference based on historical patterns and compensate for any differential by having the Fund enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting the Fund's portfolio securities.

When a short hedging position is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of the Fund's portfolio securities would be substantially offset by a decline in the value of the futures position.

On other occasions, the Fund may take a "long" position by purchasing futures contracts. This would be done, for example, when the Fund anticipates the subsequent purchase of particular securities when it has the necessary cash, but expects the prices or currency exchange rates then available in the applicable market to be less favorable than prices that are currently available. The Fund may also purchase futures contracts as a substitute for transactions in securities or foreign currency, to alter the investment characteristics of or currency exposure associated with portfolio securities or to gain or increase its exposure to a particular securities market or currency.

Options on Futures Contracts. The Fund may purchase and write options on futures for the same purposes as its transactions in futures contracts. The purchase of put and call options on futures contracts will give the Fund the right (but not the obligation) for a specified price to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, the Fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.

The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of the Fund's assets. By writing a call option, the Fund becomes obligated, in exchange for the premium (upon exercise of the option) to sell a futures contract if the option is exercised, which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium which may partially offset an increase in the price of securities that the Fund intends to purchase. However, the Fund becomes obligated (upon exercise of the option) to purchase a futures contract if the option is exercised, which may have a value lower than the exercise price. The loss incurred by the Fund in writing options on futures is potentially unlimited and may exceed the amount of the premium received.

The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option of the same series. There is no guarantee that such closing transactions can be effected. The Fund's ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market.

Other Considerations. The Fund will engage in futures and related options transactions either for bona fide hedging purposes or to seek to increase total return as permitted by the CFTC. To the extent that the Fund is using futures and related options for hedging purposes, futures contracts will be sold to protect against a decline in the price of securities (or the currency in which they are quoted or denominated) that the Fund owns or futures contracts will be purchased to protect the Fund against an increase in the price of securities (or the currency in which they are quoted or denominated) it intends to purchase. The Fund will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the Fund or securities or instruments which it expects to purchase. As evidence of its hedging intent, the Fund expects that on 75% or more of the occasions on which it takes a long futures or option position (involving the purchase of futures contracts), the Fund will have purchased, or will be in the process of purchasing, equivalent amounts of related securities (or assets denominated in the related currency) in the cash market at the time when the futures or option position is closed out. However, in particular cases, when it is economically advantageous for the Fund to do so, a long futures position may be terminated or an option may expire without the corresponding purchase of securities or other assets.

To the extent that the Fund engages in nonhedging transactions in futures contracts and options on futures, the aggregate initial margin and premiums required to establish these nonhedging positions will not exceed 5% of the net asset value of the Fund's portfolio, after taking into account unrealized profits and losses on any such positions and excluding the amount by which such options were in-the-money at the time of purchase. The Fund will engage in transactions in futures contracts and related options only to the extent such transactions are consistent with the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), for maintaining its qualifications as a regulated investment company for federal income tax purposes.

Transactions in futures contracts and options on futures involve brokerage costs, require margin deposits and, in the case of contracts and options obligating the Fund to purchase securities or currencies, require the Fund to establish with the custodian a segregated account consisting of cash or liquid securities in an amount equal to the underlying value of such contracts and options.

While transactions in futures contracts and options on futures may reduce certain risks, these transactions themselves entail certain other risks. For example, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance for the Fund than if it had not entered into any futures contracts or options transactions.

Perfect correlation between the Fund's futures positions and portfolio positions will be impossible to achieve. There are no futures contracts based upon individual securities, except certain U.S. Government securities. The only futures contracts available to hedge the Fund's portfolio are various futures on U.S. Government securities, securities indices and foreign currencies. In the event of an imperfect correlation between a futures position and a portfolio position which is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss. In addition, it is not possible to hedge fully or protect against currency fluctuations affecting the value of securities denominated in foreign currencies because the value of such securities is likely to fluctuate as a result of independent factors not related to currency fluctuations.

Some futures contracts or options on futures may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in a futures contract or related option, which may make the instrument temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or related option can vary from the previous day's settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the Fund from closing out positions and limiting its losses.

Restricted Securities. The Fund may purchase securities that are not registered ("restricted securities") under the Securities Act of 1933 ("1933 Act"), including commercial paper issued in reliance on Section 4(2) of the 1933 Act and securities offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act. The Fund will not invest more than 15% of its net assets in illiquid investments. If the Trustees determine, based upon a continuing review of the trading markets for specific Section 4(2) paper or Rule 144A securities, that they are liquid, they will not be subject to the 15% limit. The Trustees may adopt guidelines and delegate to the Adviser the daily function of determining and monitoring the liquidity of restricted securities. The Trustees, however, will retain sufficient oversight and be ultimately responsible for the determinations. The Trustees will carefully monitor the Fund's investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in the Fund if qualified institutional buyers become for a time uninterested in purchasing these restricted securities.

Repurchase Agreements. In a repurchase agreement the Fund buys a security for a relatively short period (usually not more than 7 days) subject to the obligation to sell it back to the issuer at a fixed time and price plus accrued interest. The Fund will enter into repurchase agreements only with member banks of the Federal Reserve System and with "primary dealers" in U.S. Government securities. The Adviser will continuously monitor the creditworthiness of the parties with whom the Fund enters into repurchase agreements.

The Fund has established a procedure providing that the securities serving as collateral for each repurchase agreement must be delivered to the Fund's custodian either physically or in book-entry form and that the collateral must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. In the event of bankruptcy or other default by a seller of a repurchase agreement, the Fund could experience delays in liquidating the underlying securities and could experience losses, including the possible decline in the value of the underlying securities during the period in which the Fund seeks to enforce its rights thereto, possible subnormal levels of income decline in value of the underlying securities or lack of access to income during this period as well as the expense of enforcing its rights.

Reverse Repurchase Agreements. The Fund may also enter into reverse repurchase agreements which involve the sale of U.S. Government securities held in its portfolio to a bank with an agreement that the Fund will buy back the securities at a fixed future date at a fixed price plus an agreed amount of "interest" which may be reflected in the repurchase price. Reverse repurchase agreements are considered to be borrowings by the Fund. Reverse repurchase agreements involve the risk that the market value of securities purchased by the Fund with proceeds of the transaction may decline below the repurchase price of the securities sold by the Fund which it is obligated to repurchase. The Fund will also continue to be subject to the risk of a decline in the market value of the securities sold under the agreements because it will reacquire those securities upon effecting their repurchase. The Fund will not enter into reverse repurchase agreements and other borrowings exceeding in the aggregate 33 1/3% of the market value of its total assets. To minimize various risks associated with reverse repurchase agreements, the Fund will establish and maintain with the Fund's custodian a separate account consisting of highly liquid, marketable securities in an amount at least equal to the repurchase prices of these securities (plus accrued interest thereon) under such agreements. In addition, the Fund will not purchase additional securities while all borrowings exceed 5% of the value of its total assets. The Fund will enter into reverse repurchase agreements only with federally insured banks or savings and loan associations which are approved in advance as being creditworthy by the Trustees. Under procedures established by the Trustees, the Adviser will monitor the creditworthiness of the banks involved.

Lending of Securities. The Fund may lend portfolio securities to brokers, dealers and financial institutions if the loan is collateralized by cash or U.S. Government securities according to applicable regulatory requirements. The Fund may reinvest any cash collateral in short-term securities and money market funds. When the Fund lends portfolio securities, there is a risk that the borrower may fail to return the securities involved in the transaction. As a result, the Fund may incur a loss or, in the event of the borrower's bankruptcy, the Fund may be delayed in or prevented from liquidating the collateral. It is a fundamental policy of the Fund not to lend portfolio securities having a total value exceeding 33 1/3% of its total assets.

Rights  and  Warrants.  The Fund may  purchase  warrants  and  rights  which are securities  permitting,  but  not  obligating,  their  holder  to  purchase  the
underlying   securities  at  a  predetermined   price,  subject  to  the  Fund's
Fundamental Investment Restrictions. Generally, warrants and stock purchase rights do not carry with them the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. As a result, an investment in warrants and rights may be considered to entail greater investment risk than certain other types of investments. In addition, the value of warrants and rights does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or prior to their expiration date. Investment in warrants and rights increases the potential profit or loss to be realized from the investment of a given amount of the Fund's assets as compared with investing the same amount in the underlying stock.

INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions. The following investment restrictions will not be changed without approval of a majority of the Fund's outstanding voting securities which, as used in the Prospectus and this Statement of Additional Information, means approval by the lesser of (1) the holders of 67% or more of the Fund's shares represented at a meeting if at least 50% of the Fund's outstanding shares are present in person or by proxy at that meeting or (2) more than 50% of the Fund's outstanding shares.

The Fund may not:

(1) Issue senior securities, except as permitted by paragraphs (2), (6) and (7) below. For purposes of this restriction the issuance of shares of beneficial interest in multiple classes or series, the purchase or sale of options, futures contracts and options on futures contracts, forward contracts, forward commitments and repurchase agreements entered into in accordance with the Fund's investment policies, and the pledge, mortgage or hypothecation of the Fund's assets within the meaning of paragraph 3 below, are not deemed to be senior securities.

(2) Borrow money, except from banks as a temporary measure for extraordinary emergency purposes in amounts not to exceed 33 1/3% of the value of the Fund's total assets (including the amount borrowed) taken at market value. The Fund will not use leverage to attempt to increase income. The Fund will not purchase securities while outstanding borrowings exceed 5% of the Fund's total assets.

(3) Pledge, mortgage or hypothecate its assets, except to secure indebtedness permitted by paragraph (2) above and then only if such pledging, mortgaging or hypothecating does not exceed 33 1/3% of the Fund's total assets taken at market value.

(4) Act as an underwriter, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter for purposes of the Securities Act of 1933.

(5) Purchase or sell real estate or any interest therein, except that the Fund may invest in securities of corporate or governmental entities secured by real estate or marketable interests therein or securities issued by companies that invest in real estate or interests therein.

(6) Make loans, except that the Fund may (1) lend portfolio securities in accordance with the Fund's investment policies up to 33 1/3% of the Fund's total assets taken at market value, (2) enter into repurchase agreements, and (3) purchase all or a portion of an issue of publicly distributed debt securities, bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities.

(7) Invest in commodities or in commodity contracts or in puts, calls, or combinations of both, except options on currency, securities and securities indices, futures contracts on currency, securities and securities indices and options on such futures, forward foreign currency exchange contracts, forward commitments, securities index put or call warrants and repurchase agreements entered into in accordance with the Fund's investment policies.

(8) Purchase securities, other than obligations of the U.S. Government or any of its agencies or instrumentalities, if such purchase would cause 25% or more of the value of the Fund's total assets to be invested in securities of issuers conducting their principal business activities in the same industry, except that the Fund shall invest at least 25% of the value of its total assets in securities of issuers in the health care industry.

Non-fundamental Investment Restrictions. The following investment restrictions are designated as non-fundamental and may be changed by the Trustees without shareholder approval.

The Fund may not:

(a) Participate on a joint or joint-and-several basis in any securities trading account. The "bunching" of orders for the sale or repurchase of marketable portfolio securities with other accounts under the management of the Adviser to save commissions or to average prices among them is not deemed to be participation in a joint securities trading account.

(b) Purchase securities on margin except that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities.

(c) Make short sales of securities or maintain a short position unless (i) at all times when a short position is open the Fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short; (ii) for the purpose of hedging the Fund's exposure to an actual or anticipated market decline in the value of its investments; or (iii) in order to profit from an anticipated decline in the value of a security.

(d) Knowingly purchase or retain securities of an issuer if one or more of the Trustees or officers of the Trust or directors or officers of the Adviser or any investment management subsidiary of the Adviser individually owns beneficially more than 0.5%, and together own beneficially more than 5%, of the securities of such issuer.

(e) Purchase a security if, as a result, (i) more than 10% of the Fund's total assets would be invested in the securities of other investment companies, (ii) the Fund would hold more than 3% of the total outstanding voting securities of any one investment company, or (iii) more than 5% of the Fund's total assets would be invested in the securities of any one investment company. These limitations do not apply to (a) the investment of cash collateral, received by the Fund in connection with lending the Fund's portfolio securities, in the securities of open-end investment companies or (b) the purchase of shares of any investment company in connection with a merger, consolidation, reorganization or purchase of substantially all of the assets of another investment company. Subject to the above percentage limitations, the Fund may, in connection with the John Hancock Group of Funds Deferred Compensation Plan for Independent Trustees/Directors, purchase securities of other investment companies within the John Hancock Group of Funds. In addition, as a nonfundamental restriction, the Fund may not purchase the shares of any closed-end investment company except in the open market where no commission or profit to a sponsor or dealer results from the purchase, other than customary brokerage fees.

(f) Purchase securities of any issuer which, together with any predecessor, has a record of less than three years' continuous operations prior to the purchase if such purchase would cause investments of the Fund in all such issuers to exceed 5% of the value of the total assets of the Fund.

(g) Purchase any security, including any repurchase agreement maturing in more than seven days, which is not readily marketable, if more than 15% of the net assets of the Fund taken at market value, would be invested in such securities. (The staff of the Securities and Exchange Commission considers over-the-counter options to be illiquid securities subject to the 15% limit.)

In order to permit the sale of shares of the Fund in certain states, the Trustees may, in their sole discretion, adopt restrictions or investment policies more restrictive than those described above. Should the Trustees determine that any such more restrictive policy is no longer in the best interests of the Fund and its shareholders, the Fund may cease offering shares in the state involved and the Trustees may revoke such restrictive policy. Moreover, if the states involved shall no longer require any such restrictive policy, the Trustees may, in their sole discretion, revoke such policy. The Fund has agreed with a states securities administrator that it will not purchase the following securities:

         The Fund will not invest in real estate limited partnership interests.

         Purchase warrants of any issuer, if, as a result of such purchases, more than 2% of the value of the Fund's total assets would be invested in warrants which are not listed on the New York Stock Exchange or the American Stock Exchange or more than 5% of the value of the total assets of the Fund would be invested in warrants generally, whether or not so listed. For these purposes, warrants are to be valued at the lesser of cost or market, but warrants acquired by the Fund in units with or attached to debt securities shall be deemed to be without value.

         Purchase interests in oil, gas or other mineral exploration programs; however, this policy will not prohibit the acquisition of securities of companies engaged in the production or transmission of oil, gas or other minerals.

         The Fund will not invest more than 15% of its total assets in the aggregate in securities of issuers which, together with any predecessors, have a record of less than three years continuous operation.

         The Fund will not, with respect to 75% of its total assets, acquire more than 10% of the outstanding voting securities of any issuer.


THOSE RESPONSIBLE FOR MANAGEMENT

The business of the Fund is managed by the Trustees of the Trust who elect officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the Trustees. Several of the officers and Trustees of the Trust are also officers or Directors of the Adviser or officers and Directors of the Fund's principal distributor, John Hancock Funds, Inc. ("John Hancock Funds").


                                        Positions Held                          Principal Occupations(s)
Name and Address                        With the Company                        During the Past Five Years
----------------                        ----------------                        --------------------------
Edward J. Boudreau, Jr. *               Trustee, Chairman and Chief             Chairman and Chief Executive
101 Huntington Avenue                   Executive Officer (1, 2)                Officer, the Adviser and The
Boston, MA  02199                                                               Berkeley Financial Group ("Berkeley
October 1944                                                                    Group"); Chairman, NM Capital
                                                                                Management, Inc. ("NM Capital")
                                                                                and John Hancock Advisers
                                                                                International Limited ("Advisers
                                                                                International"); Chairman, Chief
                                                                                Executive Officer and President,
                                                                                John Hancock Funds, Inc. ("John
                                                                                Hancock Funds"), John Hancock
                                                                                Signature Services,
                                                                                Inc.("Signature Services"), First
                                                                                Signature Bank and Trust Company
                                                                                and Sovereign Asset Management
                                                                                Corporation ("SAMCorp.");
                                                                                Director, John Hancock Freedom
                                                                                Securities Corporation, John
                                                                                Hancock Insurance Agency, Inc.
                                                                                ("Insurance Agency, Inc."), John
                                                                                Hancock Capital Corporation and
                                                                                New England/Canada Business
                                                                                Council; Member, Investment
                                                                                Company Institute Board of
                                                                                Governors; Director, Asia
                                                                                Strategic Growth Fund, Inc.;
                                                                                Trustee, Museum of Science; Vice
                                                                                Chairman and President, the
                                                                                Adviser (until July 1992);
                                                                                Chairman, John Hancock
                                                                                Distributors, Inc. (until April,
                                                                                1994).


-------------------
*    Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940.
(1)  Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.
(3)  Member of the Audit Committee and the Administration Committee.

                                       19

                                        Positions Held                          Principal Occupations(s)
Name and Address                        With the Company                        During the Past Five Years
----------------                        ----------------                        --------------------------

Dennis S. Aronowitz                     Trustee (3)                             Professor of Law, Emeritus, Boston
Boston University                                                               University School of Law; Trustee,
Boston, Massachusetts                                                           Brookline Savings Bank.
June 1931

Richard P. Chapman, Jr.                 Trustee (1, 3)                          President, Brookline Savings Bank;
160 Washington Street                                                           Director, Federal Home Loan Bank of
Brookline, MA  02147                                                            Boston (lending); Director, Lumber
February 1935                                                                   Insurance Companies (fire and
                                                                                casualty insurance); Trustee,
                                                                                Northeastern University (education);
                                                                                Director, Depositors Insurance Fund,
                                                                                Inc. (insurance).

William J. Cosgrove                     Trustee (3)                             Vice President, Senior Banker and
20 Buttonwood Place                                                             Senior Credit Officer, Citibank,
Saddle River, NJ  07458                                                         N.A. (retired September 1991);
January 1933                                                                    Executive Vice President, Citadel
                                                                                Group Representatives, Inc.; EVP
                                                                                Resource Evaluation, Inc.
                                                                                (consulting) (until October 1993);
                                                                                Trustee, the Hudson City Savings
                                                                                Bank (since 1995).

-------------------
*    Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940.
(1)  Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.
(3)  Member of the Audit Committee and the Administration Committee.








                                       20

                                        Positions Held                          Principal Occupations(s)
Name and Address                        With the Company                        During the Past Five Years
----------------                        ----------------                        --------------------------

Douglas M. Costle                       Trustee (1, 3)                          Director, Chairman of the Board and
RR2 Box 480                                                                     Distinguished Senior Fellow,
Woodstock, VT  05091                                                            Institute for Sustainable
July 1939                                                                       Communities, Montpelier, Vermont
                                                                                (since 1991); Dean Vermont Law
                                                                                School (until 1991); Director, Air
                                                                                and Water Technologies Corporation
                                                                                (environmental services and
                                                                                equipment), Niagara Mohawk Power
                                                                                Company (electric services) and
                                                                                Mitretek Systems (governmental
                                                                                consulting services).

Leland O. Erdahl                        Trustee (3)                             Director, Santa Fe Ingredients
8046 Mackenzie Court                                                            Company of California, Inc. and
Las Vegas, NV  89129                                                            Santa Fe Ingredients Company, Inc.
December 1928                                                                   (private food processing companies),
                                                                                Uranium Resources, Inc.; President,
                                                                                Stolar, Inc. (1987-1991); President,
                                                                                Albuquerque Uranium Corporation
                                                                                (1985-1992); Director,
                                                                                Freeport-McMoRan Copper & Gold
                                                                                Company, Inc., Hecla Mining Company,
                                                                                Canyon Resources Corporation and
                                                                                Original Sixteen to One Mines, Inc.
                                                                                (1984-1987 and 1991-1995)
                                                                                (management consultant).

-------------------
*    Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940.
(1)  Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.
(3)  Member of the Audit Committee and the Administration Committee.






                                       21

                                        Positions Held                          Principal Occupations(s)
Name and Address                        With the Company                        During the Past Five Years
----------------                        ----------------                        --------------------------

Richard A. Farrell                      Trustee(3)                              President of Farrell, Healer & Co.,
Venture Capital Partners                                                        (venture capital management firm)
160 Federal Street                                                              (since 1980);  Prior to 1980, headed
23rd Floor                                                                      the venture capital group at Bank of
Boston, MA  02110                                                               Boston Corporation.
November 1932

Gail D. Fosler                          Trustee (3)                             Vice President and Chief Economist,
4104 Woodbine Street                                                            The Conference Board (non-profit
Chevy Chase, MD  20815                                                          economic and business research);
December 1947                                                                   Director, Unisys Corp.; and H.B.
                                                                                Fuller Company.

William F. Glavin                       Trustee (3)                             President, Babson College; Vice
Babson College                                                                  Chairman, Xerox Corporation (until
Horn Library                                                                    June 1989); Director, Caldor Inc.,
Babson Park, MA 02157                                                           Reebok, Ltd. (since 1994) and Inco
March 1931                                                                      Ltd.

Anne C. Hodsdon *                       Trustee and President (1,2)             President, Chief Operating Officer
101 Huntington Avenue                                                           and Director, the Adviser; Director,
Boston, MA  02199                                                               The Berkeley Group, John Hancock
April 1953                                                                      Funds, Signature Services (since
                                                                                October 1996); Director, Advisers
                                                                                International; Executive Vice
                                                                                President, the Adviser (until
                                                                                December 1994); Senior Vice
                                                                                President, the Adviser (until
                                                                                December 1993).


-------------------
*    Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940.
(1)  Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.
(3)  Member of the Audit Committee and the Administration Committee.






                                       22

                                        Positions Held                          Principal Occupations(s)
Name and Address                        With the Company                        During the Past Five Years
----------------                        ----------------                        --------------------------

Dr. John A. Moore                       Trustee (3)                             President and Chief Executive
Institute for Evaluating Health Risks                                           Officer, Institute for Evaluating
1629 K Street NW                                                                Health Risks, (nonprofit
Suite 402                                                                       institution) (since September 1989).
Washington, DC  20006-1602
February 1939

Patti McGill Peterson                   Trustee (3)                             Cornell Institute of Public Affairs,
Cornell University                                                              Cornell University (since August
Institute of Public Affairs                                                     1996); President Emeritus of Wells
364 Upson Hall                                                                  College and St. Lawrence University;
Ithica, NY  14853                                                               Director, Niagara Mohawk Power
May 1943                                                                        Corporation (electric utility) and
                                                                                Security Mutual Life (insurance).

John W. Pratt                           Trustee (3)                             Professor of Business Administration
2 Gray Gardens East                                                             at Harvard University Graduate
Cambridge, MA  02138                                                            School of Business Administration
September 1931                                                                  (since 1961).

-------------------
*    Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940.
(1)  Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.
(3)  Member of the Audit Committee and the Administration Committee.













                                       23

                                        Positions Held                          Principal Occupations(s)
Name and Address                        With the Company                        During the Past Five Years
----------------                        ----------------                        --------------------------

Richard S. Scipione *                   Trustee (1)                             General Counsel, John Hancock Life
John Hancock Place                                                              Company; Director, the Adviser,
P.O. Box 111                                                                    Advisers International, John Hancock
Boston, MA  02117                                                               Funds, Signature Services, John
August 1937                                                                     Hancock Distributors, Inc.,
                                                                                Insurance Agency, Inc., John Hancock
                                                                                Subsidiaries, Inc., SAMCorp. and NM
                                                                                Capital; Trustee, The Berkeley
                                                                                Group; Director, JH Networking
                                                                                Insurance Agency, Inc.; Director,
                                                                                John Hancock Property and Casualty
                                                                                Insurance and its affiliates (until
                                                                                November, 1993)

Edward J. Spellman, CPA                 Trustee (3)                             Partner, KPMG Peat Marwick LLP
259C Commercial Bld.                                                            (retired June 1990).
Lauderdale, FL  33308
November 1932

Robert G. Freedman                      Vice Chairman and Chief Investment      Vice Chairman and Chief Investment
101 Huntington Avenue                   Officer (2)                             Officer, the Adviser; Director, the
Boston, MA  02199                                                               Adviser, Advisers International,
July 1938                                                                       John Hancock Funds, Signature
                                                                                Services, SAMCorp., Insurance
                                                                                Agency, Inc., Southeastern Thrift &
                                                                                Bank Fund and NM Capital; Senior
                                                                                Vice President, The Berkeley Group;
                                                                                President, the Adviser (until
                                                                                December 1994);

-------------------
*    Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940.
(1)  Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.
(3)  Member of the Audit Committee and the Administration Committee.







                                       24

                                        Positions Held                          Principal Occupations(s)
Name and Address                        With the Company                        During the Past Five Years
----------------                        ----------------                        --------------------------

James B. Little                         Senior Vice President and Chief         Senior Vice President, the Adviser,
101 Huntington Avenue                   Financial Officer                       The Berkeley Group, John Hancock
Boston, MA  02199                                                               Funds and Signature Services.
February 1935
John A. Morin                           Vice President                          Vice President and Secretary, the
101 Huntington Avenue                                                           Adviser, The Berkeley Group,
Boston, MA  02199                                                               Signature Services and John Hancock
July 1950                                                                       Funds; Counsel, John Hancock Mutual
                                                                                Life Insurance Company.

Susan S. Newton                         Vice President and Secretary            Vice President and Assistant
101 Huntington Avenue                                                           Secretary, the Adviser; Vice
Boston, MA  02199                                                               President, John Hancock Funds,
March 1950                                                                      Signature Services; Secretary,
                                                                                SAMCorp; Vice President, The
                                                                                Berkeley Group, John Hancock
                                                                                Distributors, Inc. (until 1994).

James J. Stokowski                      Vice President and Treasurer            Vice President, the Adviser.
101 Huntington Avenue
Boston, MA  02199
November 1946

-------------------
* Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940.
(1) Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.
(3)  Member of the Audit Committee and the Administration Committee.

All of the officers listed are officers or employees of the Adviser or affiliated companies. Some of the Trustees and officers may also be officers and/or directors and/or trustees of one or more of the other funds for which the Adviser serves as investment adviser.

As of December 2, 1996, the officers and Trustees of the Trust as a group owned less than 1% of the outstanding shares of the Fund. To the knowledge of the Trust, only the following person owned of record or beneficially 5% or more of any class of the Fund's outstanding securities:

                                                                 Percentage of
                                                                  Outstanding
      Name and Address                Class         Shares         Shares of
       of Shareholder               of Shares       Owned        Class of Fund

       MLP& S For The                   B          159,153          10.83%
Sole Benefit of its Customers
  Attn Fund Administration
  4800 Deer Lake Drive East
 Jacksonville FL 32246-6484

The following table provides information regarding the compensation paid by the Fund and the other investment companies in the John Hancock Fund Complex to the Independent Trustees for their services. Ms. Hodsdon and Messrs. Boudreau and Scipione, each a non-Independent Trustee, and each of the officers of the Funds are interested persons of the Adviser, are compensated by the Adviser and receive no compensation from the Fund for their services. The compensation to the Trustees from the Fund shown below is for the Fund's fiscal year ended August 31, 1996.


                                                            Total Compensation From All
                                 Aggregate Compensation     Funds in John Hancock Fund
   Independent Trustees              From the Fund            Complex to Trustees (*)
   --------------------              -------------            -----------------------
Dennis S. Aronowitz                     $  656                       $ 72,450
Richard P. Chapman, Jr.+                   678                         75,200
William J. Cosgrove+                       656                         72,450
Gail D. Fosler                             616                         68,450
Bayard Henry**                             574                         23,700
Edward J. Spellman                         662                         73,950
Douglas M. Costle++                         39                         75,350
Leland O. Erdahl++                          33                         72,350
Richard A. Farrell++                        39                         75,350
William F. Glavin++                         33                         72,250
John A. Moore++                             33                         68,350
Patti McGill Peterson++                     33                         72,100
John W. Pratt++                             33                         72,350
                                        ------                       --------
                                        $4,085                       $894,300

* Total compensation paid by the John Hancock Fund Complex to the Independent Trustees is for the calendar year ended December 31, 1996. As of this date, there were sixty-eight funds in the John Hancock Fund Complex of which each of these independent trustees served on thirty-five funds.

**   Mr. Henry retired from his position as a Trustee effective April 26, 1996.

+ On November 30, 1996, the value of the aggregate deferred compensation from all funds in the John Hancock Fund Complex for Mr. Chapman was $63,475, for Mr. Cosgrove was $132,535 and for Mr. Glavin was $108,590.

++   Became Trustees of the Trust on June 26, 1996.

As of June 16, 1992, the Trustees established an advisory board in order to provide information of a general medical and scientific nature to investment officers of the Fund. The members of the advisory board are distinct from the Board of Trustees, hold office at the pleasure of the Trustees, are persons with scientific and medical expertise who do not serve the Fund in any other capacity, and are persons who have no power to determine what securities are purchased or sold.

Currently, the advisory board consists of: Mark S. Klempner, M.D., Professor of Medicine, physician and scientist, since 1978 with the New England Medical
Center Hospitals - Tufts University School Of Medicine, located at 750 Washington Street, Boston, Massachusetts 02111; Deeb Salem, M.D., since 1987 the Chief of Cardiology and Professor of Medicine with the New England Medical
Center Hospitals - Tufts University School of Medicine, located at 750 Washington Street, Boston, Massachusetts 02111; Martin A. Samuels, M.D., since 1988 Chief of Neurology with Brigham and Woman's Hospitals, 75 Francis Street, Boston, Massachusetts 02115 and Charles L. Cooney, M.D., a founder of Genzyme Corporation and Chairman of the Biochemistry Department and Pharmaceutical Program at Massachusetts Institute of Technology. The Fund pays each member of the advisory board an annual retainer fee of $10,000.


INVESTMENT ADVISORY AND OTHER SERVICES

The Adviser, located at 101 Huntington Avenue, Boston, Massachusetts 02199-7603, was organized in 1968 and presently has more than $19 billion in assets under management in its capacity as investment adviser to the Fund and other mutual funds and publicly traded investment companies in the John Hancock group of funds having a combined total of over 1,080,000 shareholders. The Adviser is an affiliate of the Life Company, one of the most recognized and respected financial institutions in the nation. With total assets under management of $80 billion, the Life Company is one of ten largest life insurance companies in the United States, and carries high ratings from Standard & Poor's and A.M. Best's. Founded in 1862, the Life Company has been serving clients for over 130 years.

The Trust, on behalf of the Fund, has entered into an investment management contract with the Adviser, under which the Adviser provides the Fund with (i) a continuous investment program, consistent with the Fund's stated investment objective and policies, and (ii) supervision of all aspects of the Fund's operations except those that are delegated to a custodian, transfer agent or other agent.

The Fund bears all costs of its organization and operation,  including  expenses
of  preparing,   printing  and  mailing  all  shareholders'  reports,   notices,
prospectuses, proxy statements and reports to regulatory agencies; expenses relating to the issuance, registration and qualification of shares; government fees; interest charges; expenses of furnishing to shareholders their account statements; taxes; expenses of redeeming shares; brokerage and other expenses connected with the execution of portfolio securities transactions; expenses pursuant to the Fund's plan of distribution; fees and expenses of custodians including those for keeping books and accounts and calculating the net asset value of shares; fees and expenses of transfer agents and dividend disbursing agents; legal, accounting, financial, management, tax and auditing fees and expenses of the Fund (including an allocable portion of the cost of the Adviser's employees rendering such services to the Fund; the compensation and expenses of Trustees who are not otherwise affiliated with the Trust, the Adviser or any of their affiliates; expenses of Trustees' and shareholders' meetings; trade association membership; insurance premiums; and any extraordinary expenses.

As provided by the investment management contract, the Fund pays the Adviser monthly an investment management fee, which is based on a stated percentage of the Fund's average daily net assets as follows:

Net Asset Value                                           Annual Rate
---------------                                           -----------
First $200,000,000                                          0.80%
Amount over $200,000,000                                    0.70%


From time to time, the Adviser may reduce its fee or make other arrangements to limit the Fund's expenses to a specified percentage of average daily net assets. The Adviser retains the right to re-impose a fee and recover any other payments to the extent that, at the end of any fiscal year, the Fund's annual expenses fall below this limit.

For the fiscal years ended August 31, 1996, 1995 and 1994, the Adviser received fees of $457.352, $190,775 and $145,229, respectively. In 1996, the Trustees changed the fiscal year-end of the Fund to October 31.

Securities held by the Fund may also be held by other funds or investment advisory clients for which the Adviser or affiliates provide investment advice. Because of different investment objectives or other factors, a particular security may be bought for one or more funds or clients when one or more other funds or clients are selling the same security. If opportunities for purchase or sale of securities by the Adviser for the Fund or for other funds or clients for which the Adviser renders investment advice arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective funds or clients in a manner deemed equitable to all of them. To the extent that transactions on behalf of more than one client of the Adviser or affiliates may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

Pursuant to the investment management contract, the Adviser is not liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which its contract relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard of the obligations and duties under the contract.

Under the investment management contract, the Fund may use the name "John Hancock" or any name derived from or similar to it only for so long as the contract or any extension, renewal or amendment thereof remains in effect. If the contract is no longer in effect, the Fund (to the extent that it lawfully can) will cease to use such a name or any other name indicating that it is advised by or otherwise connected with the Adviser. In addition, the Adviser or the Life Company may grant the nonexclusive right to use the name "John Hancock" or any similar name to any other corporation or entity, including but not limited to any investment company of which the Life Company or any subsidiary or affiliate thereof or any successor to the business of any subsidiary or affiliate thereof shall be the investment adviser.

The investment management contract, and the distribution contract discussed below, continue in effect from year to year if approved annually by vote of a majority of the Trustees who are not interested persons of one of the parties to the contract, cast in person at a meeting called for the purpose of voting on such approval, and by either the Trustees or the holders of a majority of the Fund's outstanding voting securities. Each contract automatically terminates upon assignment and may be terminated without penalty on 60 days' notice at the option of either party to the contract or by vote of a majority of the outstanding voting securities of the Fund.

Accounting and Legal Services Agreement. The Trust, on behalf of the Fund, is a party to an Accounting and Legal Services Agreement with the Adviser. Pursuant to this agreement, the Adviser provides the Fund with certain tax, accounting and legal services. For the fiscal year ended August 31, 1996, the Fund paid the Adviser $8,407 for services under this agreement.

DISTRIBUTION CONTRACT

The Fund has a Distribution Agreement contract with John Hancock Funds. Under the agreement, John Hancock Funds is obligated to use its best efforts to sell shares on behalf of each class of the Fund. Shares of the Fund are also sold by selected broker-dealers (the "Selling Brokers") which have entered into selling agency agreements with John Hancock Funds. John Hancock Funds accepts orders for the purchase of the shares of the Fund which are continually offered at net asset value next determined, plus an applicable sales charge, if any. In connection with the sale of Class A or Class B shares, John Hancock Funds and Selling Brokers receive compensation in the form of a sales charge imposed, in the case of Class A shares, at the time of sale or, in the case of Class B shares, on a deferred basis. The sales charges are discussed further in the Prospectus.

The Fund's Trustees adopted Distribution Plans with respect to Class A and Class B shares (the "Plans"), pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plans, the Fund will pay distribution and service fees at an aggregate annual rate of up to 0.30% and 1.00%, respectively, of the Fund's daily net assets attributable to shares of that class. However, the service fee will not exceed 0.25% of the Fund's average daily net assets attributable to each class of shares. In each case, up to 0.25% is for service expenses and the remaining amount is for distribution expenses. The distribution fee will be used to reimburse John Hancock Funds for their distribution expenses, including but not limited to: (i) initial and ongoing sales compensation to Selling Brokers and others (including affiliates of John Hancock Funds) engaged in the sale of Fund shares; (ii) marketing, promotional and overhead expenses incurred in connection with the distribution of Fund shares; and (iii) with respect to Class B shares only, interest expenses on unreimbursed distribution expenses. The service fees will be used to compensate Selling Brokers for providing personal and account maintenance services to shareholders. In the event the John Hancock Funds is not fully reimbursed for payments or expenses they incur under the Class A Plan, these expenses will not be carried beyond twelve months from the date they were incurred. Unreimbursed expenses under the Class B Plan will be carried forward together with interest on the balance of these unreimbursed expenses. The Fund does not treat unreimbursed expenses under the Class B Plan as a liability of the Fund because the Trustees may terminate Class B Plan expenses at any time. For the fiscal year ended August 31, 1996, an aggregate of $126,074 of Distribution Expenses or 5.60% of the average net assets of the Fund's Class B shares was not reimbursed or recovered by John Hancock Funds through the receipt of deferred sales charges or Rule 12b-1 fees in prior periods.

The Plans were approved by a majority of the voting securities of the Fund. The Plans and all amendments were approved by the Trustees, including a majority of the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Plans (the "Independent Trustees"), by votes cast in person at meetings called for the purpose of voting on such Plans.

Pursuant to the Plans, at least quarterly, John Hancock Funds provide the Fund with a written report of the amounts expended under the Plans and the purpose for which these expenditures were made. The Trustees review these reports on a quarterly basis to determine their continued appropriateness.

The Plans provide that they will continue in effect only so long as their continuance is approved at least annually by a majority of both the Trustees and the Independent Trustees. The Plans provide that they may be terminated without penalty, (a) by the vote of a majority of the Independent Trustees, (b) by the vote of a majority of the Fund's outstanding shares of the applicable class upon 60 days' written notice to John Hancock Funds, and (c) automatically in the event of assignment. The Plans further provide that they may not be amended to increase the maximum amount of the fees for the services described therein without the approval of a majority of the outstanding shares of the class of the Fund which has voting rights with respect to that Plan. Each plan provides, that no material amendment to the Plans will, in any event, be effective unless it is approved by a vote of a majority of the Trustees and the Independent Trustees of the Fund. The holders of Class A and Class B shares have exclusive voting rights with respect to the Plan applicable to their respective class of shares. In adopting the Plans, the Trustees concluded that, in their judgment, there is a reasonable likelihood that the Plans will benefit the holders of the applicable class of shares of the Fund.

Amounts paid to John Hancock Funds by any class of shares of the Fund will not be used to pay the expenses incurred with respect to any other class of shares of the Fund; provided, however, that expenses attributable to the Fund as a whole will be allocated, to the extent permitted by law, according to a formula based upon gross sales dollars and/or average daily net assets of each such class, as may be approved from time to time by vote of a majority of Trustees. From time to time, the Fund may participate in joint distribution activities with other Funds and the costs of those activities will be borne by each Fund in proportion to the relative net asset value of the participating Fund.

During the fiscal year ended August 31, 1996, the Funds paid John Hancock Funds the following amounts of expenses with respect to the Class A and Class B shares of the Fund:


                                  Expense Items

                                    Printing and                                       Interest,
                                    Mailing of         Compensation                    Carrying or
                                    Prospectus to      to Selling       Expenses of    Other Finance
                     Advertising    New Shareholders   Brokers          Distributor    Charges
                     -----------    ----------------   -------          -----------    -------
Class A shares         $16,935        $2,133             $29,643          $ 55,464       $ - 0 -
Class B shares         $36,076        $4,567             $30,283          $123,782       $27,348

NET ASSET VALUE

For purposes of calculating the net asset value ("NAV") of a Fund's shares, the following procedures are utilized wherever applicable.

Debt investment securities are valued on the basis of valuations furnished by a principal market maker or a pricing service, both of which generally utilize electronic data processing techniques to determine valuations for normal institutional size trading units of debt securities without exclusive reliance upon quoted prices.

Equity securities traded on a principal exchange or NASDAQ National Market Issues are generally valued at last sale price on the day of valuation.

Securities in the aforementioned category for which no sales are reported and other securities traded over-the-counter are generally valued at the last available bid price.

Short-term debt investments which have a remaining maturity of 60 days or less are generally valued at amortized cost which approximates market value. If market quotations are not readily available or if in the opinion of the Adviser any quotation or price is not representative of true market value, the fair value of the security may be determined in good faith in accordance with procedures approved by the Trustees.

Foreign securities are valued on the basis of quotations from the primary market in which they are traded. Any assets or liabilities expressed in terms of foreign currencies are translated into U.S. dollars by the custodian bank based on London currency exchange quotations as of 5:00 p.m., London time (12:00 noon, New York time) on the date of any determination of a Fund's NAV. If quotations are not readily available, or the value has been materially affected by events occurring after the closing of a foreign market, assets are valued by a method that the Trustees believe accurately reflects fair value.

The NAV for each fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4:00 p.m. Eastern
Time) by dividing a class's net asset by the number of its shares outstanding. On any day an international market is closed and the New York Stock Exchange is open, any foreign securities will be valued at the prior day's close with the current day's exchange rate. Trading of foreign securities may take place on Saturdays and U.S. business holidays on which the Fund's NAV is not calculated. Consequently, the Fund's portfolio securities may trade and the NAV of the Fund's redeemable securities may be significantly affected on days when a shareholder has no access to the Fund.

INITIAL SALES CHARGE ON CLASS A SHARES

Shares of the Fund are offered at a price equal to their net asset value plus a sales charge which, at the option of the purchaser, may be imposed either at the time of purchase (the "initial sales charge alternative") or on a contingent deferred basis (the "deferred sales charge alternative"). Share certificates will not be issued unless requested by the shareholder in writing, and then they will only be issued for full shares. The Trustees reserve the right to change or waive the Fund's minimum investment requirements and to reject any order to purchase shares (including purchase by exchange) when in the judgment of the Adviser such rejection is in the Fund's best interest.

The sales charges applicable to purchases of shares of Class A shares of the Fund are described in the Prospectus. Methods of obtaining reduced sales charges referred to generally in the Prospectus are described in detail below. In calculating the sales charge applicable to current purchases of Class A shares of the Fund, the investor is entitled to cumulate current purchases with the greater of the current value (at offering price) of the Class A shares of the Fund, owned by the investor, or if John Hancock Signature Services, Inc. ("Signature Services") is notified by the investor's dealer or the investor at the time of the purchase, the cost of the Class A shares owned.

Combined Purchases. In calculating the sales charge applicable to purchases of Class A shares made at one time, the purchases will be combined if made by (a) an individual, his or her spouse and their children under the age of 21, purchasing securities for his or their own account, (b) a trustee or other fiduciary purchasing for a single trust, estate or fiduciary account and (c) certain groups of four or more individuals making use of salary deductions or similar group methods of payment whose funds are combined for the purchase of mutual fund shares. Further information about combined purchases, including certain restrictions on combined group purchases, is available from Signature Services or a Selling Broker's representative.

Without Sales Charge. Class A shares may be offered without a front-end sales charge or CDSC to various individuals and institutions as follows:

o Any state, county or any instrumentality, department, authority, or agency of these entities that is prohibited by applicable investment laws from paying a sales charge or commission when it purchases shares of any registered investment management company.

o A bank, trust company, credit union, savings institution or other depository institution, its trust departments or common trust funds if it is purchasing $1 million or more for non-discretionary customers or accounts.

o A Trustee or officer of the Trust; a Director or officer of the Adviser and its affiliates or Selling Brokers; employees or sales representatives of any of the foregoing; retired officers, employees or Directors of any of the foregoing; a member of the immediate family
         (spouse, children, grandchildren, mother, father, sister, brother, mother-in-law, father-in-law) of any of the foregoing; or any fund, pension, profit sharing or other benefit plan for the individuals described above.

o A broker, dealer, financial planner, consultant or registered investment advisor that has entered into an agreement with John Hancock Funds providing specifically for the use of Fund shares in fee-based investment products or services made available to their clients.

o A former participant in an employee benefit plan with John Hancock funds, when he or she withdraws from his or her plan and transfers any or all of his or her plan distributions directly to the Fund.

o        A member of an approved affinity group financial services plan.

o A member of a class action lawsuit against insurance companies who is investing settlement proceeds.

o Existing full service clients of the Life Company who were group annuity contract holders as of September 1, 1994, and participant directed defined contribution plans with at least 100 eligible employees at the inception of the Fund account, may purchase Class A shares with no initial sales charge. However, if the shares are redeemed within 12 months after the end of the calendar year in which the purchase was made, a CDSC will be imposed at the following rate:

                     Amount Invested                             CDSC Rate

                     $1 to $4,999,999                              1.00%
              Next $5 million to $9,999,999                        0.50%
             Amounts of $10 million and over                       0.25%

Class A shares  may  also be  purchased  without  an  initial  sales  charge  in
connection  with  certain  liquidation,   merger  or  acquisition   transactions
involving other investment companies or personal holding companies.

Accumulation Privilege. Investors (including investors combining purchases) who are already Class A shareholders may also obtain the benefit of a reduced sales charge by taking into account not only the amount then being invested but also the purchase price or current account value of the Class A shares already held by such person.

Combination Privilege. Reduced sales charges also are available to an investor based on the aggregate amount of his concurrent and prior investments in Class A shares of the Fund and shares of all other John Hancock funds which carry a sales charge.

Letter of Intention. Reduced sales charges are also applicable to investments made over a thirteen-month (13) specified period pursuant to a Letter of Intention (the "LOI"), which should be read carefully prior to its execution by an investor. The Fund offers two options regarding the specified period for making investments under the LOI. All investors have the option of making their investments over a specified period of thirteen (13) months. Investors who are using the Fund as a funding medium for a qualified retirement plan, however, may opt to make the necessary investments called for by the LOI over a forty-eight
(48) month period. These qualified retirement plans include IRA, SEP, SARSEP, 401(k), 403(b) (including TSAs) and 457 plans. Such an investment (including accumulations and combinations) must aggregate $50,000 or more invested during the specified period from the date of the LOI or from a date within ninety (90) days prior thereto, upon written request to Signature Services. The sales charge applicable to all amounts invested under the LOI is computed as if the aggregate amount intended to be invested had been invested immediately. If such aggregate amount is not actually invested, the difference in the sales charge actually paid and the sales charge payable had the LOI not been in effect is due from the investor. However, for the purchases actually made within the specified period (either 13 or 48 months) the sales charge applicable will not be higher than that which would have applied (including accumulations and combinations) had the LOI been for the amount actually invested.

The LOI authorizes Signature Services to hold in escrow sufficient Class A shares (approximately 5% of the aggregate) to make up any difference in sales charges on the amount intended to be invested and the amount actually invested, until such investment is completed within the specified period, at which time the escrowed Class A shares will be released. If the total investment specified in the LOI is not completed, the Class A shares held in escrow may be redeemed and the proceeds used as required to pay the sales charge as may be due. By signing the LOI, the investor authorizes Signature Services to act as his or her attorney-in-fact to redeem any escrowed Class A shares and adjust the sales charge, if necessary. A LOI does not constitute a binding commitment by an investor to purchase or by the Fund to sell any additional Class A shares and may be terminated at any time.

DEFERRED SALES CHARGE ON CLASS B SHARES

Investments in Class B shares are purchased at net asset value per share without the imposition of an initial sales charge so the Fund will receive the full amount of the purchase payment.

Contingent Deferred Sales Charge. Class B shares which are redeemed within six years of purchase will be subject to a contingent deferred sales charge ("CDSC") at the rates set forth in the Prospectus as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the current market value or the original purchase cost of the Class B shares being redeemed. No CDSC will be imposed on increases in account value above the initial purchase prices, including Class B shares derived from reinvestment of dividends or capital gains distributions. No CDSC will be imposed on shares derived from reinvestment of dividends or capital gains distributions.

Class B shares are not available to full-service defined contribution plans administered by Signature Services or the Life Company that had more than 100 eligible employees at the inception of the Fund account.

The amount of the CDSC, if any, will vary depending on the number of years from the time of payment for the purchase of Class B shares until the time of redemption of such shares. Solely for purposes of determining the number of years from the time of any payment for the purchases of shares, all payments during a month will be aggregated and deemed to have been made on the first day of the month.

In determining whether a CDSC applies to a redemption, the calculation will be determined in a manner that results in the lowest possible rate being charged. It will be assumed that your redemption comes first from shares you have held beyond the six-year CDSC redemption period or those you acquired through dividend and capital gain reinvestment, and next from the shares you have held the longest during the six-year period. For this purpose, the amount of any increase in a share's value above its initial purchase price is not regarded as a share exempt from CDSC. Thus, when a share that has appreciated in value is redeemed during the CDSC period, a CDSC is assessed only on its initial purchase price. However, you cannot redeem appreciation value only in order to avoid a CDSC.

When requesting a redemption for a specific dollar amount, please indicate if you require the proceeds to equal the dollar amount requested. If not indicated, only the specified dollar amount will be redeemed from your account and the proceeds will be less any applicable CDSC.

Example:

You have purchased 100 shares at $10 per share. The second year after your purchase, your investment's net asset value per share has increased by $2 to $12, and you have gained 10 additional shares through dividend reinvestment. If you redeem 50 shares at this time your CDSC will be calculated as follows:

*        Proceeds of 50 shares redeemed at $12 per share                   $600
*        Minus proceeds of 10 shares not subject to CDSC
         (dividend reinvestment)                                           -120
*        Minus appreciation on remaining shares (40 shares X $2)             80
                                                                           ----
*        Amount subject to CDSC                                            $400

Proceeds from the CDSC are paid to John Hancock Funds and are used in whole or in part by John Hancock Funds to defray its expenses related to providing distribution-related services to the Fund in connection with the sale of the Class B shares, such as the payment of compensation to select Selling Brokers for selling Class B shares. The combination of the CDSC and the Distribution and service fees facilitates the ability of the Fund to sell the Class B shares without a sales charge being deducted at the time of the purchase. See the Prospectus for additional information regarding the CDSC.

Waiver of Contingent Deferred Sales Charge. The CDSC will be waived on redemptions of Class B shares and of Class A shares that are subject to a CDSC, unless indicated otherwise, in the circumstances defined below:

For all account types:

* Redemptions made pursuant to the Fund's right to liquidate your account if you own shares worth less than $1,000.

* Redemption made under certain liquidation, merger or acquisition transactions involving other investment companies or personal holding companies.

*        Redemptions due to death or disability.

* Redemptions made under the Reinstatement Privilege, as described in "Sales Charge Reductions and Waivers" of the Prospectus.

* Redemptions of Class B shares made under a periodic withdrawal plan, as long as your annual redemptions do not exceed 12% of your account value, including reinvested dividends, at the time you established your periodic withdrawal plan and 12% of the value of subsequent investments (less redemptions) in that account at the time you notify Signature Services. (Please note that this waiver does not apply to periodic withdrawal plan redemptions of Class A shares that are subject to a
         CDSC).

For Retirement Accounts (such as IRA, Rollover IRA, TSA, 457, 403(b), 401(k), Money Purchase Pension Plan, Profit-Sharing Plan and other qualified plans as described in the Internal Revenue Code unless otherwise noted.

* Redemptions made to effect mandatory or life expectancy distributions under the Internal Revenue Code.

*        Returns of excess contributions made to these plans.

* Redemptions made to effect distributions to participants or beneficiaries from employer sponsored retirement plans under Section 401(a) of the Code (such as 401(k), Money Purchase Pension Plan, Profit-Sharing Plan).

* Redemptions from certain IRA and retirement plans that purchased shares prior to October 1, 1992 and certain IRA plans that purchased shares prior to May 15, 1995.

Please see matrix for reference.

CDSC Waiver Matrix for Class B Funds

-------------------- ------------------ ------------------- ------------------ ------------------ -------------------
Type of              401(a) Plan        403(b)              457                IRA, IRA Rollover  Non-retirement
Distribution         (401(k), MPP,
                     PSP)
-------------------- ------------------ ------------------- ------------------ ------------------ -------------------
Death or             Waived             Waived              Waived             Waived             Waived
Disability

-------------------- ------------------ ------------------- ------------------ ------------------ -------------------
Over 70 1/2          Waived             Waived              Waived             Waived for         12% of account
                                                                               mandatory          value annually in
                                                                               distributions or   periodic payments
                                                                               12% of account
                                                                               value annually
                                                                               in periodic
                                                                               payments

-------------------- ------------------ ------------------- ------------------ ------------------ -------------------
Between 59 1/2          Waived             Waived              Waived          Waived for Life    12% of account
and 70 1/2                                                                     Expectancy or      value annually in
                                                                               12% of account     periodic payments
                                                                               value annually
                                                                               in periodic
                                                                               payments

-------------------- ------------------ ------------------- ------------------ ------------------ -------------------
Under 59 1/2         Waived             Waived for          Waived for         Waived for         12% of account
                                        annuity payments    annuity payments   annuity payments   value annually in
                                        (72t) or 12% of     (72t) or 12% of    (72t) or 12% of    periodic payments
                                        account value       account value      account value
                                        annually in         annually in        annually in
                                        periodic payments   periodic payments  periodic payments
-------------------- ------------------ ------------------- ------------------ ------------------ -------------------
Loans                Waived             Waived              N/A                N/A                N/A

-------------------- ------------------ ------------------- ------------------ ------------------ -------------------
Termination of       Not Waived         Not Waived          Not Waived         Not Waived         N/A
Plan

-------------------- ------------------ ------------------- ------------------ ------------------ -------------------
Hardships            Waived             Waived              Waived             N/A                N/A

-------------------- ------------------ ------------------- ------------------ ------------------ -------------------
Return of Excess     Waived             Waived              Waived             Waived             N/A
Excess

-------------------- ------------------ ------------------- ------------------ ------------------ -------------------

If you qualify for a CDSC waiver under one of these situations, you must notify Signature Services at the time you make your redemption. The waiver will be granted once Signature Services has confirmed that you are entitled to the waiver.

SPECIAL REDEMPTIONS

Although it would not normally do so, the Fund has the right to pay the redemption price of shares of the Fund in whole or in part in portfolio securities as prescribed by the Trustees. When the shareholder sells portfolio securities received in this fashion, he will incur a brokerage charge. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The Fund has, however, elected to be governed by Rule 18f-1 under the Investment Company Act. Under that rule, the Fund must redeem its shares for cash except to the extent that the redemption payments to any shareholder during any 90- day period would exceed the lesser of $250,000 or 1% of the Fund's net asset value at the beginning of such period.

ADDITIONAL SERVICES AND PROGRAMS

Exchange Privilege. The Fund permits exchanges of shares of any class of the Fund for shares of the same class in any John Hancock fund offering that class.

Systematic Withdrawal Plan. The Fund permits the establishment of a Systematic Withdrawal Plan. Payments under this plan represent proceeds arising from the redemption of Fund's shares. Since the redemption price of the Fund shares may be more or less than the shareholder's cost, depending upon the market value of the securities owned by the Fund at the time of redemption, the distribution of cash pursuant to this plan may result in realization of gain or loss for purposes of Federal, state and local income taxes. The maintenance of a Systematic Withdrawal Plan concurrently with purchases of additional Class A or Class B shares of the Fund could be disadvantageous to a shareholder because of the initial sales charge payable on purchases of Class A shares and the CDSC imposed on redemptions of Class B shares and because redemptions are taxable events. Therefore, a shareholder should not purchase Class A or Class B shares at the same time that a Systematic Withdrawal Plan is in effect. The Fund reserves the right to modify or discontinue the Systematic Withdrawal Plan of any shareholder on 30 days' prior written notice to such shareholder, or to discontinue the availability of such plan in the future. The shareholder may terminate the plan at any time by giving proper notice to Signature Services.

Monthly Automatic Accumulation Program - ("MAAP"). This program is explained in the Prospectus. The program, as it relates to automatic investment checks, is subject to the following conditions:

The investment will be drawn on or about the day of the month indicated.

The privilege of making investments through the MAAP may be revoked by Signature Services without prior notice if any investment is not honored by the shareholder's bank. The bank shall be under no obligation to notify the shareholder as to the non-payment of any checks.

The program may be discontinued by the shareholder either by calling Signature Services or upon written notice to Signature Services which is received at least five (5) business days prior to the due date of any investment.

Reinvestment Privilege. A shareholder who has redeemed shares of the Fund may, within 120 days after the date of redemption, reinvest without payment of a sales charge any part of the redemption proceeds in shares of the same class of the Fund or in any John Hancock mutual funds, subject to the minimum investment limit in that fund. The proceeds from the redemption of Class A shares may be reinvested at net asset value without paying a sales charge in Class A shares of the Fund or in Class A shares of any John Hancock mutual funds. If a CDSC was paid upon a redemption, a shareholder may reinvest the proceeds from this redemption at net asset value in additional shares of the class from which the redemption was made. The shareholder's account will be credited with the amount of any CDSC charged upon the prior redemption and the new shares will continue to be subject to the CDSC. The holding period of the shares acquired through reinvestment will, for purposes of computing the CDSC payable upon a subsequent redemption, include the holding period of the redeemed shares. The Fund may modify or terminate the reinvestment privilege at any time.

A redemption or exchange of Fund shares is a taxable transaction for Federal income tax purposes even if the reinvestment privilege is exercised, and any gain or loss realized by a shareholder on the redemption or other disposition of Fund shares will be treated for tax purposes as described under the caption "TAX STATUS."


DESCRIPTION OF THE FUND'S SHARES

The Trustees of the Trust are responsible for the management and supervision of the Fund. The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of the Fund without par value. Under the Declaration of Trust, the Trustees have the authority to create and classify shares of beneficial interest in separate series, without further action by shareholders. As of the date of this Statement of Additional Information, the Trustees have authorized shares of the Fund and two other series. Additional series may be added in the future. The Declaration of Trust also authorizes the Trustees to classify and reclassify the shares of the Fund, or any new series of the Trust, into one or more classes. As of the date of this Statement of Additional Information, the Trustees have authorized the issuance of two classes of shares of the Fund, designated as Class A and Class B.

The shares of each class of the Fund represent an equal proportionate interest in the aggregate net assets attributable to that class of the Fund. Holders of Class A shares and Class B shares have certain exclusive voting rights on matters relating to their respective distribution plans. The different classes of the Fund may bear different expenses relating to the cost of holding shareholder meetings necessitated by the exclusive voting rights of any class of shares.

Dividends paid by the Fund, if any, with respect to each class of shares will be calculated in the same manner, at the same time and on the same day and will be in the same amount, except for differences resulting from the facts that (i) the distribution and service fees relating to Class A and Class B shares will be borne exclusively by that class (ii) Class B shares will pay higher distribution and service fees than Class A shares and (iii) each of Class A and Class B shares will bear any other class expenses properly allocable to that class of shares, subject to the conditions the Internal Revenue Service imposes with respect to multiple-class structures. Similarly, the net asset value per share may vary depending on the class of shares purchased.

In the event of liquidation, shareholders of each class are entitled to share pro rata in the net assets of the Fund available for distribution to these shareholders. Shares entitle their holders to one vote per share, are freely transferable and have no preemptive, subscription or conversion rights. When issued, shares are fully paid and non-assessable, except as set forth below.

Unless otherwise required by the Investment Company Act or the Declaration of Trust, the Fund has no intention of holding annual meetings of shareholders. Fund shareholders may remove a Trustee by the affirmative vote of at least two-thirds of the Trust's outstanding shares and the Trustees shall promptly call a meeting for such purpose when requested to do so in writing by the record holders of not less than 10% of the outstanding shares of the Trust. Shareholders may, under certain circumstances, communicate with other shareholders in connection with requesting a special meeting of shareholders. However, at any time that less than a majority of the Trustees holding office were elected by the shareholders, the Trustees will call a special meeting of shareholders for the purpose of electing Trustees.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for acts or obligations of the Trust. However, the Fund's Declaration of Trust contains an express disclaimer of shareholder liability for acts, obligations or affairs of the Fund. The Declaration of Trust also provides for indemnification out of the Fund's assets for all losses and expenses of any shareholder held personally liable by reason of being or having been a shareholder. The Declaration of Trust also provides that no series of the Trust shall be liable for the liabilities of any other series. Furthermore, no fund included in this Fund's prospectus shall be liable for the liabilities of any other John Hancock fund. Liability is therefore limited to circumstances in which the Fund itself would be unable to meet its obligations, and the possibility of this occurrence is remote.

In order to avoid conflicts with portfolio trades for the Fund, the Adviser and the Fund have adopted extensive restrictions on personal securities trading by personnel of the Adviser and its affiliates. Some of these restrictions are: pre-clearance for all personal trades and a ban on the purchase of initial public offerings, as well as contributions to specified charities of profits on securities held for less than 91 days. These restrictions are a continuation of the basic principle that the interests of the Fund and its shareholders come first.

A shareholder's account is governed by the laws of The Commonwealth of Massachusetts.

TAX STATUS

Each series of the Trust, including the Fund, is treated as a separate entity for tax purposes. The Fund has qualified and elected to be treated as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and intends to continue to so qualify for each taxable year. As such and by complying with the applicable provisions of the Code regarding the sources of its income, the timing of its distributions, and the diversification of its assets, the Fund will not be subject to Federal income tax on taxable income (including net realized capital gains) which is distributed to shareholders at least annually in accordance with the timing requirements of the Code.

The Fund will be subject to a four percent nondeductible Federal excise tax on certain amounts not distributed (and not treated as having been distributed) on a timely basis in accordance with annual minimum distribution requirements. The Fund intends under normal circumstances to avoid liability for such tax by satisfying such distribution requirements.

Distributions from the Fund's current or accumulated earnings and profits ("E&P") will be taxable under the Code for investors who are subject to tax. If these distributions are paid from the Fund's "investment company taxable income," they will be taxable as ordinary income; and if they are paid from the Fund's "net capital gain," they will be taxable as long-term capital gain. (Net capital gain is the excess (if any) of net long-term capital gain over net short-term capital loss, and investment company taxable income is all taxable income and capital gains, other than net capital gain, after reduction by deductible expenses.) Some distributions from investment company taxable income and/or net capital gain may be paid in January but may be taxable to shareholders as if they had been received on December 31 of the previous year. The tax treatment described above will apply without regard to whether distributions are received in cash or reinvested in additional shares of the Fund.

Distributions, if any, in excess of E&P will constitute a return of capital under the Code, which will first reduce an investor's federal tax basis in Fund shares and then, to the extent such basis is exceeded, will generally give rise to capital gains. Shareholders who have chosen automatic reinvestment of their distributions will have a federal tax basis in each share received pursuant to such a reinvestment equal to the amount of cash they would have received had they elected to receive the distribution in cash, divided by the number of shares received in the reinvestment.

Foreign exchange gains and losses realized by the Fund in connection with certain transactions involving foreign currency-denominated debt securities, foreign currency forward contracts, certain options or futures contracts on foreign currencies, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders. Any such transactions that are not directly related to the Fund's investment in stock or securities, possibly including speculative currency positions or currency derivatives not used for hedging purposes, may increase the amount of gain it is deemed to recognize from the sale of certain investments or derivatives held for less than three months, which gain is limited under the

Code to less than 30% of its gross income for each taxable year, and may under future Treasury regulations produce income not among the types of "qualifying income" from which the Fund must derive at least 90% of its gross income for each taxable year. If the net foreign exchange loss for a year treated as ordinary loss under Section 988 were to exceed the Fund's investment company taxable income computed without regard to such loss, the resulting overall ordinary loss for such year would not be deductible by the Fund or its shareholders in future years.

If the Fund invests in stock of certain non-U.S. corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, rents, royalties or capital gain) or hold at least 50% of their assets in investments producing such passive income ("passive foreign investment companies"), the Fund could be subject to Federal income tax and additional interest charges on "excess distributions" received from these passive foreign investment companies or gain from the sale of stock in such companies, even if all income or gain actually received by the Fund is timely distributed to its shareholders. The Fund would not be able to pass through to its shareholders any credit or deduction for such a tax. Certain elections may, if available, ameliorate these adverse tax consequences, but any such election could require the Fund to recognize taxable income or gain without the concurrent receipt of cash. The Fund may limit and/or manage its investments in passive foreign investment companies to minimize its tax liability or maximize its return from these investments.

Limitations imposed by the Code on regulated investment companies like the Fund may restrict the Fund's ability to enter into options and futures contracts, foreign currency positions and foreign currency forward contracts. Certain of these transactions may cause the Fund to recognize gains or losses from marking to market even though its positions have not been sold or terminated and may affect the character as long-term or short-term (or, in the case of certain foreign currency options, futures and forward contracts, as ordinary income or loss) of some capital gains and losses realized by the Fund. Additionally, certain of the Fund's losses on transactions involving options, futures, forward contracts, and any offsetting or successor positions in its portfolio may be deferred rather than being taken into account currently in calculating the Fund's taxable income or gain. Certain of such transactions may also cause the Fund to dispose of investments sooner than would otherwise have occurred. These transactions may therefore affect the amount, timing and character of the Fund's distributions to shareholders. The Fund will take into account the special tax rules applicable to options, futures or forward contracts, including consideration of available elections, in order to seek to minimize any potential adverse tax consequences.

The amount of net realized capital gains, if any, in any given year will result from sales of securities or the use of options or futures contracts made with a view to the maintenance of a portfolio believed by the Fund's management to be most likely to attain the Fund's objective. Such sales and transactions, and any resulting gains or losses, may therefore vary considerably from year to year. At the time of an investor's purchase of Fund shares, a portion of the purchase price is often attributable to realized or unrealized appreciation in the Fund's portfolio or undistributed taxable income of the Fund. Consequently, subsequent distributions on those shares from such appreciation or income may be taxable to such investor even if the net asset value of the investor's shares is, as a result of the distributions, reduced below the investor's cost for such shares, and the distributions in reality represent a return of a portion of the purchase price.

Upon a redemption of shares of the Fund (including by exercise of the exchange privilege) a shareholder will ordinarily realize a taxable gain or loss depending upon the amount of the proceeds and the investor's basis in his shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands and will be long-term or short-term, depending upon the shareholder's tax holding period for the shares and subject to the special rules described below. A sales charge paid in purchasing Class A shares of the Fund cannot be taken into account for purposes of determining gain or loss on the redemption or exchange of such shares within 90 days after their purchase to the extent Class A shares of the Fund or another John Hancock fund are subsequently acquired without payment of a sales charge pursuant to the reinvestment or exchange privilege. This disregarded charge will result in an increase in the shareholder's tax basis in the Class A shares subsequently acquired. Also, any loss realized on a redemption or exchange may be disallowed to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to automatic dividend reinvestments. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized upon the redemption of shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain with respect to such shares.

Although its present intention is to distribute, at least annually, all net capital gain, if any, the Fund reserves the right to retain and reinvest all or any portion of the excess, as computed for Federal income tax purposes, of net long-term capital gain over net short-term capital loss in any year. The Fund will not in any event distribute net capital gain realized in any year to the extent that a capital loss is carried forward from prior years against such gain. To the extent such excess was retained and not exhausted by the carryforward of prior years' capital losses, it would be subject to Federal income tax in the hands of the Fund. Upon proper designation of this amount by the Fund, each shareholder would be treated for Federal income tax purposes as if the Fund had distributed to him on the last day of its taxable year his pro rata share of such excess, and he had paid his pro rata share of the taxes paid by the Fund and reinvested the remainder in the Fund. Accordingly, each shareholder would (a) include his pro rata share of such excess as long-term capital gain income in his return for his taxable year in which the last day of the Fund's taxable year falls, (b) be entitled either to a tax credit on his return for, or to a refund of, his pro rata share of the taxes paid by the Fund, and (c) be entitled to increase the adjusted tax basis for his shares in the Fund by the difference between his pro rata share of such excess and his pro rata share of such taxes.

For Federal income tax purposes, the Fund is permitted to carry forward a net realized capital loss in any year to offset net capital gains, if any, during the eight years following the year of the loss. To the extent subsequent net capital gains are offset by such losses, they would not result in Federal income tax liability to the Fund and, as noted above, would not be distributed as such to shareholders. On October 31, 1996, the Fund had no capital loss carryforwards to offset future net realized capital gains.

For purposes of the dividends-received deduction available to corporations, dividends received by the Fund from U.S. domestic corporations in respect of any share of stock held by the Fund, for U.S. Federal income tax purposes, for at least 46 days (91 days in the case of certain preferred stock) and distributed and properly designated by the Fund may be treated as qualifying dividends. Corporate shareholders must meet the minimum holding period requirement stated above (46 or 91 days) with respect to their Fund shares in order to qualify for the deduction and, if they have any debt that is deemed under the Code directly attributable to Fund shares, may be denied a portion of the dividends received deduction. The entire qualifying dividend, including the otherwise-deductible amount, will be included in determining alternative minimum tax liability, if any. Additionally, any corporate shareholder should consult its tax adviser regarding the possibility that its tax basis in its shares may be reduced, for Federal income tax purposes, by reason of "extraordinary dividends" received with respect to the shares, for the purpose of computing its gain or loss on redemption or other disposition of the shares.

The Fund may be subject to withholding and other taxes imposed by foreign countries with respect to its investments in foreign securities. Tax conventions between certain countries and the U.S. or deductions may reduce or eliminate such taxes in some cases. Investors may be entitled to claim U.S. foreign tax credits or deductions with respect to foreign income taxes or certain other foreign taxes ("qualified foreign taxes"), subject to certain provisions and limitations contained in the Code. Specifically, if more than 50% of the value of the Fund's total assets at the close of any taxable year consists of stock or securities of foreign corporations, the Fund may file an election with the Internal Revenue Service pursuant to which shareholders of the Fund will be required to (i) include in ordinary gross income (in addition to taxable dividends and distributions actually received) their pro rata shares of qualified foreign taxes paid by the Fund even though not actually received by them, and (ii) treat such respective pro rata portions as foreign taxes paid by them.

If the Fund makes this election, shareholders may then deduct such pro rata portions of qualified foreign taxes in computing their taxable incomes, or, alternatively, use them as foreign tax credits, subject to applicable limitations, against their U.S. Federal income taxes. Shareholders who do not itemize deductions for Federal income tax purposes will not, however, be able to deduct their pro rata portion of qualified foreign taxes paid by the Fund, although such shareholders will be required to include their shares of such taxes in gross income. Shareholders who claim a foreign tax credit for such foreign taxes may be required to treat a portion of dividends received from the Fund as a separate category of income for purposes of computing the limitations on the foreign tax credit. Tax-exempt shareholders will ordinarily not benefit from this election. Each year (if any) that the Fund files the election described above, its shareholders will be notified of the amount of (i) each shareholder's pro rata share of qualified foreign taxes paid by the Fund and
(ii) the portion of Fund dividends which represents income from each foreign country. If the Fund cannot or does not make this election, the Fund will deduct the foreign taxes it pays in determining the amount it has available for distribution to shareholders, and shareholders will not include these foreign taxes in their income, nor will they be entitled to any tax deductions or credits with respect to such taxes.

The Fund is required to accrue income on any debt securities that have more than a de minimis amount of original issue discount (or debt securities acquired at a market discount, if the Fund elects to include market discount in income currently) prior to the receipt of the corresponding cash payments. The mark to market rules applicable to certain options, futures contracts and forward contracts may also require the Fund to recognize income or gain without a concurrent receipt of cash. However, the Fund must distribute to shareholders for each taxable year substantially all of its net income and net capital gains, including such income or gain, to qualify as a regulated investment company and avoid liability for any federal income or excise tax. Therefore, the Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy these distribution requirements.

A state income (and possibly local income and/or intangible property) tax exemption is generally available to the extent (if any) the Fund's distributions are derived from interest on (or, in the case of intangibles taxes, the value of its assets is attributable to) certain U.S. Government obligations, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. The Fund will not seek to satisfy any threshold or reporting requirements that may apply in particular taxing jurisdictions, although the Fund may in its sole discretion provide relevant information to shareholders.

The Fund will be required to report to the Internal Revenue Service (the "IRS") all taxable distributions to shareholders, as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt recipients, i.e., corporations and certain other investors distributions to which are exempt from the information reporting provisions of the Code. Under the backup withholding provisions of Code Section 3406 and applicable Treasury regulations, all such reportable distributions and proceeds may be subject to backup withholding of federal income tax at the rate of 31% in the case of non-exempt shareholders who fail to furnish the Fund with their correct taxpayer identification number and certain certifications required by the IRS or if the IRS or a broker notifies the Fund that the number furnished by the shareholder is incorrect or that the shareholder is subject to backup withholding as a result of failure to report interest or dividend income. The Fund may refuse to accept an application that does not contain any required taxpayer identification number or certification that the number provided is correct. If the backup withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in shares, will be reduced by the amounts required to be withheld. Any amounts withheld may be credited against a shareholder's U.S. federal income tax liability. Investors should consult their tax advisers about the applicability of the backup withholding provisions.

Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions and certain prohibited transactions, is accorded to accounts maintained as qualified retirement plans. Shareholders should consult their tax advisers for more information.

The foregoing discussion relates solely to U.S. Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts or estates) subject to tax under such law.

The discussion does not address special tax rules applicable to certain classes of investors, such as tax-exempt entities, insurance companies, and financial institutions. Dividends, capital gain distributions, and ownership of or gains realized on the redemption (including an exchange) of Fund shares may also be subject to state and local taxes. Shareholders should consult their own tax advisers as to the Federal, state or local tax consequences of ownership of shares of the Fund in their particular circumstances.

Non-U.S. investors not engaged in a U.S. trade or business with which their Fund investment is effectively connected will be subject to U.S. Federal income tax treatment that is different from that described above. These investors may be subject to non-resident alien withholding tax at the rate of 30% (or a lower rate under an applicable tax treaty) on amounts treated as ordinary dividends from the Fund and, unless an effective IRS Form W-8 or authorized substitute for Form W-8 is on file, to 31% backup withholding on certain other payments from the Fund. Non-U.S. investors should consult their tax advisers regarding such treatment and the application of foreign taxes to an investment in the Fund.

The Fund is not subject to Massachusetts corporate excise or franchise taxes. Provided that the Fund qualifies as a regulated investment company under the Code, it will also not be required to pay any Massachusetts income tax.

CALCULATION OF PERFORMANCE

The average annual total return on Class A shares of the Fund for the one year ended August 31, 1996 and since commencement of operations on October 1, 1991 was 12.46% and 19.82%, respectively. The average annual total return on Class B shares of the Fund for the one year ended August 31, 1996 and since commencement of operations on March 7, 1994 was 12.53% and 15.23%, respectively.

Total return is computed by finding the average annual compounded rate of return over the 1 year and life-of-fund periods that would equate the initial amount invested to the ending redeemable value according to the following formula:

     n _____
T = \ /ERV/P - 1

P =      a hypothetical initial investment of $1,000
T =      average annual total return
n =      number of years
ERV = ending redeemable value of a hypothetical $1,000 investment made at the beginning of the 1 year, 5 year and life-of-fund periods.

Because each share has its own sales charge and fee structure, the classes have different performance results. In the case of Class A or Class B shares, this calculation assumes the maximum sales charge is included in the initial investment or the CDSC is applied at the end of the period, respectively. This calculation assumes that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period. The "distribution rate" is determined by annualizing the result of dividing the declared dividends of the Fund during the period stated by the maximum offering price or net asset value at the end of the period. Excluding the Fund's sales charge from the distribution rate produces a higher rate.

In addition to average annual total returns, the Fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, and/or a series of redemptions, over any time period. Total returns may be quoted with or without taking the Fund's sales charge on Class A shares or the CDSC on Class B shares into account. Excluding the Fund's sales charge on Class A shares and the CDSC on Class B shares from a total return calculation produces a higher total return figure.

From time to time, in reports and promotional literature, the Fund's total return will be compared to indices of mutual funds, such as Lipper Analytical Services, Inc.'s "Lipper- Mutual Performance Analysis," a monthly publication which tracks net assets and total return on mutual funds in the United States. Ibottson and Associates, CDA Weisenberger and F.C. Towers are also used for comparison purposes as well as the Russell and Wilshire Indices.

Performance rankings and ratings reported periodically in national financial publications such as MONEY Magazine, FORBES, BUSINESS WEEK, THE WALL STREET JOURNAL, MICROPAL, INC., MORNINGSTAR, STANGERS, AND BARRON'S, may also be utilized. The Fund's promotional and sales literature may make reference to the Fund's "beta". Beta is a reflection of the market related risks of the Fund by showing how responsive the Fund is to the market.

The performance of the Fund is not fixed or guaranteed. Performance quotations should not be considered to be representations of performance of the Fund for any period in the future. The performance of the Fund is a function of many factors including its earnings, expenses and number of outstanding shares. Fluctuating market conditions; purchases, sales and maturities of portfolio securities; sales and redemptions of shares of beneficial interest; and changes in operating expenses are all examples of items that can increase or decrease the Fund's performance.

BROKERAGE ALLOCATION

Decisions concerning the purchase and sale of portfolio securities and the allocation of brokerage commissions are made by officers of the Adviser pursuant to recommendations made by an investment committee of the Adviser, which consists of officers and directors of the Adviser and officers and Trustees who are interested persons of the Trust. Orders for purchases and sales of securities are placed in a manner, which, in the opinion of the officers of the Adviser, will offer the best price and market for the execution of each such transaction. Purchases from underwriters of portfolio securities may include a commission or commissions paid by the issuer and transactions with dealers serving as market maker reflect a "spread." Debt securities are generally traded on a net basis through dealers acting for their own account as principals and not as brokers; no brokerage commissions are payable on such transactions.

In the U.S. and in some other countries, debt securities are traded principally in the over-the-counter market on a net basis through dealers acting for their own account and not as brokers. In other countries, both debt and equity securities are traded on exchanges at fixed commission rates. Commissions on foreign transactions are generally higher than the negotiated commission rates available in the U.S. There is generally less government supervision and regulation of foreign stock exchanges and broker-dealers than in the U.S.

The Fund's primary policy is to execute all purchases and sales of portfolio instruments at the most favorable prices consistent with best execution, considering all of the costs of the transaction including brokerage commissions. This policy governs the selection of brokers and dealers and the market in which a transaction is executed. Consistent with the foregoing primary policy, the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and such other policies as the Trustees may determine, the Adviser may consider sales of shares of the Fund as a factor in the selection of broker- dealers to execute the Fund's portfolio transactions.

To the extent consistent with the foregoing, the Fund will be governed in the selection of broker and dealers, and the negotiation of brokerage commission rates and dealer spreads, by the reliability and quality of the services, including primarily the availability and value of research information and to a lesser extent statistical assistance furnished to the Adviser, and their value and expected contribution to the performance of the Fund. It is not possible to place a dollar value on information and services to be received from brokers and dealers, since it is only supplementary to the research efforts of the Adviser. The receipt of research information is not expected to reduce significantly the expenses of the Adviser. The research information and statistical assistance furnished by brokers and dealers may benefit the Life Company or other advisory clients of the Adviser, and, conversely, brokerage commissions and spreads paid by other advisory clients of the Adviser may result in research information and statistical assistance beneficial to the Fund. The Fund will make no commitment to allocate portfolio transactions upon any prescribed basis. While the Adviser will be primarily responsible for the allocation of the Fund's brokerage business, the policies and practices of the Adviser in this regard must be consistent with the foregoing and will at all times be subject to review by the Trustees. For the years ended August 31, 1994, 1995 and 1996, the Fund paid negotiated brokerage commissions in the amount of $18,059, $21,243 and $77,611, respectively.

As permitted by Section 28(e) of the Securities Exchange Act of 1934, the Fund may pay to a broker which provides brokerage and research services to the Fund an amount of disclosed commission in excess of the commission which another broker would have charged for effecting that transaction. This practice is subject to a good faith determination by the Trustees that such price is reasonable in light of the services provided and to such policies as the Trustees may adopt from time to time. During the fiscal year ended August 31, 1996, the Fund did not pay commissions as compensation to any brokers for research services such as industry, economic and company reviews and evaluations of securities.

The Adviser's indirect parent, the Life Company, is the indirect sole shareholder of John Hancock Distributors, Inc., a broker-dealer ("Distributors" or "Affiliated Broker"). Pursuant to procedures determined by the Trustees and consistent with the above policy of obtaining best net results, the Fund may execute portfolio transactions with or through Affiliated Brokers. For the fiscal year ended August 31, 1996, the Fund paid no brokerage commissions to any Affiliated Broker.

Distributors may act as broker for the Fund on exchange transactions, subject, however, to the general policy of the Fund set forth above and the procedures adopted by the Trustees pursuant to the Investment Company Act. Commissions paid to an Affiliated Broker must be at least as favorable as those which the Trustees believe to be contemporaneously charged by other brokers in connection with comparable transactions involving similar securities being purchased or sold. A transaction would not be placed with an Affiliated Broker if the Fund would have to pay a commission rate less favorable than the Affiliated Broker's contemporaneous charges for comparable transactions for its other most favored, but unaffiliated, customers except for accounts for which the Affiliated Broker acts as clearing broker for another brokerage firm, and any customers of the Affiliated Broker not comparable to the Fund as determined by a majority of the Trustees who are not interested persons (as defined in the Investment Company
Act) of the Fund, the Adviser or the Affiliated Broker. Because the Adviser, which is affiliated with the Affiliated Brokers, has, as an investment adviser to the Fund, the obligation to provide investment management services, which includes elements of research and related investment skills, such research and related skills will not be used by the Affiliated Broker as a basis for negotiating commissions at a rate higher than that determined in accordance with the above criteria.

Other investment advisory clients advised by the Adviser may also invest in the same securities as the Fund. When these clients buy or sell the same securities at substantially the same time, the Adviser may average the transactions as to price and allocate the amount of available investments in a manner which the Adviser believes to be equitable to each client, including the Fund. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtainable for it. On the other hand, to the extent permitted by law, the Adviser may aggregate securities to be sold or purchased for the Fund with those to be sold or purchased for other clients managed by it in order to obtain best execution.


TRANSFER AGENT SERVICES

John Hancock Signature Services, Inc., P.O. Box 9116, Boston, MA 02205-9116, a wholly owned indirect subsidiary of the Life Company, is the transfer and dividend paying agent for the Fund. The Fund pays an annual fee of $19.00 for each Class A shareholder and $21.50 for each Class B shareholder, plus certain out-of- pocket expenses. These expenses are aggregated and charged to the Fund and allocated to each class on the basis of their relative net asset values.

CUSTODY OF PORTFOLIO

Portfolio securities of the Fund are held pursuant to a custodian agreement between the Fund and State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110. Under the custodian agreement, State Street Bank and Trust Company performs custody, portfolio and fund accounting services.

INDEPENDENT AUDITORS

The independent auditors of the Fund are Price Waterhouse LLP, 160 Federal Street, Boston, Massachusetts 02110. Price Waterhouse LLP audits and renders an opinion on the Fund's annual financial statements and reviews the Fund's annual Federal income tax return.

                                   APPENDIX A

                          DESCRIPTION OF BOND RATINGS 1

Moody's Bond Ratings

"Bonds which are rated 'Aaa' are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as 'gilt edge.' Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

"Bonds which are rated 'Aa' are judged to be of high quality by all standards. Together with the 'Aaa' group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in 'Aaa' securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in 'Aaa' securities."

"Bonds which are rated 'A' possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future."

"Bonds which are rated 'Baa' are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well."

"Bonds which are rated 'Ba' are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position, characterizes bonds in this class."

"Bonds which are rated 'B' generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small."

Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue. Should no rating be assigned, the reason may be one of the following: (i) an application for rating was not received or accepted; (ii) the issue or issuer belongs to a group of securities that are not rated as a matter of policy; (iii)


------------
1    As described by the rating companies themselves.

there is a lack of essential data pertaining to the issue or issuer; or (iv) the issue was privately placed, in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Standard & Poor's Bond Ratings

"AAA. Debt rated 'AAA' has the highest rating by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong."

"AA. Debt rated 'AA' has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree."

"A. Debt rated 'A' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories."

"BBB. Debt rated 'BBB' is regarded as having adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories."

"Debt rated "BB" or "B" is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and pay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions."

Unrated. This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

COMMERCIAL PAPER RATINGS

Moody's Commercial Paper Ratings

Moody's ratings for commercial paper are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's two highest commercial paper rating categories are as follows:

"P-1 -- "Prime-1" indicates the highest quality repayment capacity of the rated issues.

"P-2 -- "Prime-2" indicates that the issuer has a strong capacity for repayment of short-term promissory obligations. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained."

Standard & Poor's Commercial Paper Ratings

Standard & Poor's commercial paper ratings are current assessments of the likelihood of timely payment of debts having an original maturity of no more than 365 days. Standard & Poor's two highest commercial paper rating categories are as follows:

"A-1 -- This designation indicates that the degree of safety regarding timely payment is very strong. Those issues determined to possess overwhelming safety characteristics will be denoted with a plus (+) sign designation."

"A-2 -- Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1."

                    JOHN HANCOCK PACIFIC BASIN EQUITIES FUND

                              Class A and B Shares
                       Statement of Additional Information

                                 January 1, 1997

This Statement of Additional Information provides information about John Hancock Pacific Basin Equities Fund (the "Fund") in addition to the information that is contained in the combined International/Global Funds' Prospectus dated January 1, 1997 (the "Prospectus"). The Fund is a diversified series of John Hancock World Fund (the "Trust").

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus, a copy of which can be obtained free of charge by writing or telephoning:

                      John Hancock Signature Services, Inc.
                                  P.O. Box 9116
                        Boston, Massachusetts 02205-9116
                                 1-800-225-5291

                                TABLE OF CONTENTS

                                                                           Page
Organization of the Fund.................................................    2
Investment Objective and Policies........................................    2
Investment Restrictions..................................................   14
Those Responsible for Management.........................................   18
Investment Advisory and Other Services...................................   27
Distribution Contracts...................................................   30
Net Asset Value..........................................................   32
Initial Sales Charge on Class A Shares...................................   33
Deferred Sales Charge on Class B Shares..................................   36
Special Redemptions......................................................   40
Additional Services and Programs.........................................   40
Description of the Fund's Shares.........................................   41
Tax Status...............................................................   43
Calculation of Performance...............................................   49
Brokerage Allocation.....................................................   50
Transfer Agent Services..................................................   52
Custody of Portfolio.....................................................   52
Independent Auditors.....................................................   53
Financial Statements ....................................................  F-1
Appendix A - Description of Bond Ratings.................................  A-1

ORGANIZATION OF THE FUND

         The Fund is a series of the Trust, an open-end, investment management company organized as a Massachusetts business trust in August, 1986 under the laws of The Commonwealth of Massachusetts. On October 1, 1992, the Fund changed its name from John Hancock World Fund - Pacific Basin Equities Portfolio to John Hancock Freedom Pacific Basin Equities Fund. As of January 1, 1994, the word "Freedom" was deleted from the Fund's name.

         John Hancock Advisers, Inc. (the "Adviser") is the Fund's investment adviser and is solely responsible for advising the Fund with respect to investments in the U.S. and Canada. The Adviser is an indirect, wholly-owned subsidiary of John Hancock Mutual Life Insurance Company (the "Life Company"), a Massachusetts life insurance company chartered in 1862, with national headquarters at John Hancock Place, Boston, Massachusetts.

         The Fund has two sub-advisers: Indosuez Asia Advisers Limited ("IAAL") and John Hancock Advisers International Limited ("JHAI") (collectively, the "Sub-Advisers"). IAAL is organized under the laws of Hong Kong and indirectly owned by Banque Indosuez through Banque Indosuez's wholly owned subsidiary, Indosuez Asset Management Asia Limited ("IAMA"). Banque Indosuez is a subsidiary Compagnie de Suez, which has sold 51% of its ownership interest in Banque Indosuez to Caisse Nationale de Credit Agricole. IAMA is an experienced investment adviser for funds authorized to invest in the Asian region, and investment personnel of IAAL also act as portfolio managers of IAMA in connection with these Asian country funds. Together IAAL and JHAI, a London based wholly owned subsidiary of the Adviser, are responsible for providing advice to the Fund with respect to investments other than in the U.S. and Canada, subject to the review of the Trustees and overall supervision of the Adviser.

INVESTMENT OBJECTIVE AND POLICIES

         The Fund's investment objective is to achieve long-term capital appreciation through investment in a diversified portfolio of equity securities of issuers located in countries of the Pacific Basin. These investments will consist of (1) securities of companies traded principally on stock exchanges in Pacific Basin countries; (2) securities of companies deriving at least 50% of their total revenue from goods produced, sales made or services performed in Pacific Basin countries; (3) securities of companies that are organized under the laws of Pacific Basin countries, which are publicly traded on recognized securities exchanges outside these countries; and (4) securities of investment companies and trusts that invest principally in the foregoing. The Pacific Basin is defined as those countries bordering on the Pacific Ocean. The principal Pacific Basin countries in which the Fund's securities are issued and traded are Australia, Canada, China, Hong Kong, Indonesia, Japan, Korea, Malaysia, New Zealand, the Philippines, Singapore, Taiwan, Thailand, Vietnam and the United States. There can be no assurance that the Fund will achieve its investment objective.

         Under normal conditions, the Fund will invest at least 65% of its total assets in Pacific Basin corporate common stock and other equity securities (consisting of common stock, warrants and securities convertible into common stock). The balance of the Fund's assets will be invested in (1) equity securities of issuers located in Asian countries not in the Pacific Basin (including India, Pakistan, Sri Lanka and Bangladesh) and (2) investment grade debt securities (i.e., rated BBB, Baa or higher by Standard & Poor's Ratings Group or Moody's Investors Services, Inc., or, if unrated by either such service, determined to be of comparable quality by the Adviser or a Sub-Adviser) of U.S., Japanese, Australian and New Zealand companies and governments and bank certificates of deposit. Debt securities rated BBB or Baa and unrated securities of equivalent quality are considered medium-grade obligations with speculative characteristics, and adverse economic conditions or changing circumstances may weaken the issuer's capacity to pay interest and repay principal.

         The Fund has not established any limitations on the allocation of investments among the Pacific Basin countries. The portion of the Fund's assets to be allocated to each of the Pacific Basin countries will be determined by the Trustees based on recommendations of the Adviser, in consultation with the Sub-Advisers, as described under the caption "Those Responsible for Management." In making this allocation recommendation, the Adviser and the Sub-Advisers will consider several factors, including the relative economic growth and potential of the various economies and securities markets, expected levels of inflation, governmental policies influencing business conditions, regulatory and tax considerations, the domestic and international strength of the leading industrial sectors and currency stability relative to the U.S. When the Adviser and the Sub-Advisers believe that investment conditions are unfavorable, they may recommend a temporary reduction in the proportion of assets assigned to Pacific Basin countries and investment of a higher than normal proportion in the debt and other securities described above.

         Under normal conditions, up to 35% of the Fund's total assets may be held in cash or investment grade short-term securities and repurchase agreements (denominated in U.S. dollars) to meet anticipated redemptions of the Fund's shares. When the Adviser or Sub- Advisers believe it is appropriate to maintain a defensive position, any of them may temporarily maintain all or any part of the Fund's assets in money market instruments, including but not limited to governmental obligations, certificates of deposit, bankers' acceptances, commercial paper and investment grade short-term corporate debt securities, cash and repurchase agreements. Any of the foregoing, including cash, may be denominated in U.S. or foreign currencies and may be obligations of foreign issuers.

Short-Term Trading and Portfolio Turnover. Short-term trading means the purchase and subsequent sale of a security after it has been held for a relatively brief period of time. The Fund may engage in short-term trading in response to stock market conditions, changes in interest rates or other economic trends and developments, or to take advantage of yield disparities between various fixed income securities in order to realize capital gains or improve income. Short-term trading may have the effect of increasing portfolio turnover rate. A high rate of portfolio turnover (100% or greater) involves correspondingly greater brokerage expenses and may make it more difficult for the Fund to qualify as a regulated investment company for federal income tax purposes. The

Fund's portfolio turnover rate is set forth in the table of under the caption "Financial Highlights" in the Prospectus.

Investment in Foreign Securities. The Fund may invest directly in the securities of foreign issuers as well as in the form of sponsored and unsponsored American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs") or other securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted but rather in the currency of the market in which they are traded. ADRs are receipts typically issued by a United States bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs are receipts issued in Europe by banks or depositories which evidence a similar ownership arrangement. Generally, ADRs, in registered form, are designed for use in U.S. securities markets and EDRs, in bearer form, are designed for use in European securities markets. Issuers of unsponsored ADRs are not required to disclose material information in the United States.

Foreign Currency Transactions. The Fund's foreign currency exchange transactions may be conducted on a spot (i.e., cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market. The Fund may also enter into forward foreign currency exchange contracts to enhance return, to hedge against fluctuations in currency exchange rates affecting a particular transaction or portfolio position, or as a substitute for the purchase or sale of a currency or assets denominated in that currency. Forward contracts are agreements to purchase or sell a specified currency at a specified future date and price set at the time of the contract. Transaction hedging is the purchase or sale of forward foreign currency contracts with respect to specific receivables or payables of the Fund accruing in connection with the purchase and sale of its portfolio securities quoted or denominated in the same or related foreign currencies. Portfolio hedging is the use of forward foreign currency contracts to offset portfolio security positions denominated or quoted in the same or related foreign currencies. The Fund may elect to hedge less than all of its foreign portfolio positions deemed appropriate by the Adviser and Sub-Advisers.

        If the Fund purchases a forward contract or sells a forward contract for non-hedging purposes, its custodian will segregate cash or liquid securities in a separate account of the Fund in an amount equal to the value of the Fund's total assets committed to the consummation of such forward contract. The assets in the segregated account will be valued at market daily and if the value of the securities in the separate account declines, additional cash or securities will be placed in the account so that the value of the account will be equal to the amount of the Fund's commitment with respect to such contracts.

        Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Such transactions also preclude the opportunity for gain if the value of the hedged currency rises. Moreover, it may not be possible for the Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the devaluation level it anticipates.

        The cost to the Fund of engaging in foreign currency transactions varies with such factors as the currency involved, the length of the contract period and the market conditions then prevailing. Since transactions in foreign currency are usually conducted on a principal basis, no fees or commissions are involved.

        Investments in foreign securities may involve a greater degree of risk than those in domestic securities. There is generally less publicly available information about foreign companies in the form of reports and ratings similar to those that are published about issuers in the United States. Also, foreign issuers are generally not subject to uniform accounting, auditing and financial reporting requirements comparable to those applicable to United States issuers.

        Because foreign securities may be denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the Fund's net asset value, the value of dividends and interest earned, gains and losses realized on the sale of securities, and any net investment income and gains that the Fund distributes to shareholders. Securities transactions undertaken in some foreign markets may not be settled promptly so that the Fund's investments on foreign exchanges may be less liquid and subject to the risk of fluctuating currency exchange rates pending settlement.

        Foreign securities will be purchased in the best available market, whether through over-the-counter markets or exchanges located in the countries where principal offices of the issuers are located. Foreign securities markets are generally not as developed or efficient as those in the United States. While growing in volume, they usually have substantially less volume than the New York Stock Exchange, and securities of some foreign issuers are less liquid and more volatile than securities of comparable United States issuers. Fixed commissions on foreign exchanges are generally higher than negotiated commissions on United States exchanges, although the Fund will endeavor to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers and listed issuers than in the United States.

        With respect to certain foreign countries, there is the possibility of adverse changes in investment or exchange control regulations, expropriation, nationalization or confiscatory taxation limitations on the removal of funds or other assets of the Fund, political or social instability, or diplomatic developments which could affect United States investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the United States' economy in terms of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

The dividends, in some cases capital gains and interest payable on certain of the Fund's foreign portfolio securities, may be subject to foreign withholding or other foreign taxes, thus reducing the net amount of income or gains available for distribution to the Fund's shareholders.

These risks may be intensified in the case of investments in emerging markets or countries with limited or developing capital markets. These countries are located in the Asia-Pacific region, Eastern Europe, Latin and South America and Africa. Security prices in these markets can be significantly more volatile than in more developed countries, reflecting the greater uncertainties of investing in less established markets and economies. Political, legal and economic structures in many of these emerging market countries may be undergoing significant evolution and rapid development, and they may lack the social, political, legal and economic stability characteristic of more developed countries. Emerging market countries may have failed in the past to recognize private property rights. They may have relatively unstable governments, present the risk of nationalization of businesses, restrictions on foreign ownership, or prohibitions on repatriation of assets, and may have less protection of property rights than more developed countries. Their economies may be predominantly based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. The Fund may be required to establish special custodial or other arrangements before making certain investments in those countries. Securities of issuers located in these countries may have limited marketability and may be subject to more abrupt or erratic price movements.

The U.S. Government has from time to time in the past imposed restrictions, through taxation and otherwise, on foreign investments by U.S. investors such as the Fund. If such restrictions should be reinstituted, it might become necessary for the Fund to invest all or substantially all of its assets in U.S. securities. In such event, the Fund would review its investment objective and investment policies to determine whether changes are appropriate.

The Fund's ability and decisions to purchase or sell portfolio securities may be affected by laws or regulations relating to the convertibility and repatriation of assets. Because the shares of the Fund are redeemable on a daily basis in U.S. dollars, the Fund intends to manage its portfolio so as to give reasonable assurance that it will be able to obtain U.S. dollars. Under present conditions, it is not believed that these considerations will have any significant effect on its portfolio strategy.

Restricted Securities. The Fund may purchase securities that are not registered ("restricted securities") under the Securities Act of 1933 ("1933 Act"), including commercial paper issued in reliance on Section 4(2) of the 1933 Act and securities offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act. The Fund will not invest more than 15% of its net assets in illiquid investments. If the Trustees determine, based upon a continuing review of the trading markets for specific Section 4(2) paper or Rule 144A securities, that they are liquid, they will not be subject to the 15% limit. The Trustees may adopt guidelines and delegate to the Adviser the daily function of determining and monitoring the liquidity of restricted securities. The Trustees, however, will retain sufficient oversight and be ultimately responsible for the determinations. The Trustees will carefully monitor the Fund's investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in the Fund if qualified institutional buyers become for a time uninterested in purchasing these restricted securities.

Forward Commitment and When-Issued Securities. The Fund may purchase securities on a when-issued or forward commitment basis. "When-issued" refers to securities whose terms are available and for which a market exists, but which have not been issued. The Fund will engage in when-issued transactions with respect to securities purchased for its portfolio in order to obtain what is considered to be an advantageous price and yield at the time of the transaction. For when-issued transactions, no payment is made until delivery is due, often a month or more after the purchase. In a forward commitment transaction, the Fund contracts to purchase securities for a fixed price at a future date beyond customary settlement time.

When the Fund engages in forward commitment and when-issued transactions, it relies on the seller to consummate the transaction. The failure of the issuer or seller to consummate the transaction may result in the Fund's losing the opportunity to obtain a price and yield considered to be advantageous. The purchase of securities on a when-issued or forward commitment basis also involves a risk of loss if the value of the security to be purchased declines prior to the settlement date.

On the date the Fund enters into an agreement to purchase securities on a when-issued or forward commitment basis, the Fund will segregate in a separate account cash or liquid securities equal in value to the Fund's commitment. These assets will be valued daily at market, and additional cash or securities will be segregated in a separate account to the extent that the total value of the assets in the account declines below the amount of the when-issued commitments. Alternatively, the Fund may enter into offsetting contracts for the forward sale of other securities that it owns.

Repurchase Agreements. In a repurchase agreement the Fund buys a security for a relatively short period (usually not more than 7 days) subject to the obligation to sell it back to the issuer at a fixed time and price plus accrued interest. The Fund will enter into repurchase agreements only with member banks of the Federal Reserve System and with "primary dealers" in U.S. Government securities. The Adviser or a Sub-Adviser will continuously monitor the creditworthiness of the parties with whom the Fund enters into repurchase agreements.

The Fund has established a procedure providing that the securities serving as collateral for each repurchase agreement must be delivered to the Fund's custodian either physically or in book-entry form and that the collateral must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. In the event of bankruptcy or other default by a seller of a repurchase agreement, the Fund could experience delays in liquidating the underlying securities during the period in which the Fund seeks to enforce its rights thereto, possible subnormal levels of income decline in value of the underlying securities or lack of access to income during this period as well as the expense of enforcing its rights.

Reverse Repurchase Agreements. The Fund may also enter into reverse repurchase agreements which involve the sale of U.S. Government securities held in its portfolio to a bank with an agreement that the Fund will buy back the securities at a fixed future date at a fixed price plus an agreed amount of "interest" which may be reflected in the repurchase price. Reverse repurchase agreements are considered to be borrowings by the Fund. Reverse repurchase agreements involve the risk that the market value of securities purchased by the Fund with proceeds of the transaction may decline below the repurchase price of the securities sold by the Fund which it is obligated to repurchase. The Fund will also continue to be subject to the risk of a decline in the market value of the securities sold under the agreements because it will reacquire those securities upon effecting their repurchase. To minimize various risks associated with reverse repurchase agreements, the Fund will establish and maintain with the Fund's custodian a separate account consisting of highly liquid, marketable securities in an amount at least equal to the repurchase prices of these securities (plus any accrued interest thereon) under such agreements. In addition, the Fund will not purchase additional securities while all borrowings exceed 5% of its total assets. The Fund will enter into reverse repurchase agreements only with federally insured banks or savings and loan associations which are approved in advance as being creditworthy by the Trustees. Under the procedures established by the Trustees, the Adviser will monitor the creditworthiness of the banks involved.

Short Sales. The Fund may engage in short sales against the box. In a short sale against the box, the Fund agrees to sell at a future date a security that it either contemporaneously owns or has the right to acquire at no extra cost. If the price of the security has declined at the time the Fund is required to deliver the security, the Fund will benefit from the difference in the price. If the price of the security has increased, the Fund will be required to pay the difference.

Lending of Securities. The Fund may lend portfolio securities to brokers, dealers and financial institutions if the loan is collateralized by cash or U.S. Government securities according to applicable regulatory requirements. The Fund may reinvest any cash collateral in short-term securities and money market funds. When the Fund lends portfolio securities, there is a risk that the borrower may fail to return the securities involved in the transaction. As a result, the Fund may incur a loss or, in the event of the borrower's bankruptcy, the Fund may be delayed in or prevented from liquidating the collateral. It is a fundamental policy of the Fund not to lend portfolio securities having a total value exceeding 33 1/3% of its total assets.

Rights  and  Warrants.  The Fund may  purchase  warrants  and  rights  which are securities  permitting,  but  not  obligating,  their  holder  to  purchase  the
underlying   securities  at  a  predetermined   price,  subject  to  the  Fund's
Fundamental Investment Restrictions. Generally, warrants and stock purchase rights do not carry with them the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. As a result, an investment in warrants and rights may be considered to entail greater investment risk than certain other types of investments. In addition, the value of warrants and rights does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or prior to their expiration date. Investment in warrants and rights increases the potential profit or loss to be realized from the investment of a given amount of the Fund's assets as compared with investing the same amount in the underlying stock.

Options on Securities,  and Securities Indices.  The Fund may purchase and write
(sell) call and put options on any securities in which it may invest, or on any securities index based on securities in which it may invest. These options may be listed on national domestic securities exchanges or foreign securities exchanges or traded in the over-the-counter market. The Fund may write covered put and call options and purchase put and call options to enhance total return, as a substitute for the purchase or sale of securities or to protect against declines in the value of portfolio securities and against increases in the cost of securities to be acquired.

Writing Covered Options. A call option on securities written by the Fund obligates the Fund to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date. A put option on securities written by the Fund obligates the Fund to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. Writing covered call options may deprive the Fund of the opportunity to profit from an increase in the market price of the securities in its portfolio. Writing covered put options may deprive the Fund of the opportunity to profit from a decrease in the market price of the securities to be acquired for its portfolio.

All call and put options written by the Fund are covered. A written call option or put option may be covered by (i) maintaining cash or liquid securities in a segregated account maintained by the Fund's custodian with a value at least equal to the Fund's obligation under the option, (ii) entering into an offsetting forward commitment and/or (iii) purchasing an offsetting option or any other option which, by virtue of its exercise price or otherwise, reduces the Fund's net exposure on its written option position. A written call option on securities is typically covered by maintaining the securities that are subject to the option in a segregated account. The Fund may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index.

The Fund may terminate its obligations under an exchange traded call or put option by purchasing an option identical to the one it has written. Obligations under over-the-counter options may be terminated only by entering into an offsetting transaction with the counterparty to such option. Such purchases are referred to as "closing purchase transactions."

Purchasing   Options.   The  Fund  would  normally   purchase  call  options  in
anticipation  of an  increase,  or put  options  in  anticipation  of a decrease

("protective puts") in the market value of securities of the type in which it may invest. The Fund may also sell call and put options to close out its purchased options.

The purchase of a call option would entitle the Fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. The Fund would ordinarily realize a gain on the purchase of a call option if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the call option.

The purchase of a put option would entitle the Fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Fund's portfolio securities. Put options may also be purchased by the Fund for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own. The Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to cover the premium and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of put options may be offset by countervailing changes in the value of the Fund's portfolio securities.

The Fund's options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded. These limitations govern the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert, regardless of whether the options are written or purchased on the same or different exchanges, boards of trade or other trading facilities or are held or written in one or more accounts or through one or more brokers. Thus, the number of options which the Fund may write or purchase may be affected by options written or purchased by other investment advisory clients of the Adviser. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

Risks Associated with Options Transactions. There is no assurance that a liquid secondary market on a domestic or foreign options exchange will exist for any particular exchange-traded option or at any particular time. If the Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying securities or currencies or dispose of assets held in a segregated account until the options expire or are exercised. Similarly, if the Fund is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities.

Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options;

(ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

The Fund's ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. The Adviser will determine the liquidity of each over-the-counter option in accordance with guidelines adopted by the Trustees.

The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The successful use of options depends in part on the Adviser's ability to predict future price fluctuations and, for hedging transactions, the degree of correlation between the options and securities markets.

Futures Contracts and Options on Futures Contracts. To seek to increase total return or hedge against changes in interest rates or securities prices, the Fund may purchase and sell various kinds of futures contracts, and purchase and write call and put options on these futures contracts. The Fund may also enter into closing purchase and sale transactions with respect to any of these contracts and options. The futures contracts may be based on various securities (such as U.S. Government securities), securities indices and any other financial instruments and indices. All futures contracts entered into by the Fund are traded on U.S. or foreign exchanges or boards of trade that are licensed, regulated or approved by the Commodity Futures Trading Commission ("CFTC").

Futures Contracts. A futures contract may generally be described as an agreement between two parties to buy and sell particular financial instruments for an agreed price during a designated month (or to deliver the final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract).

Positions taken in the futures markets are not normally held to maturity but are instead liquidated through offsetting transactions which may result in a profit or a loss. While futures contracts on securities will usually be liquidated in this manner, the Fund may instead make, or take, delivery of the underlying securities whenever it appears economically advantageous to do so. A clearing corporation associated with the exchange on which futures contracts are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

Hedging and Other Strategies. Hedging is an attempt to establish with more certainty than would otherwise be possible the effective price or rate of return on portfolio securities or securities that the Fund proposes to acquire. When interest rates are rising or securities prices are falling, the Fund can seek to offset a decline in the value of its current portfolio securities through the sale of futures contracts. When interest rates are falling or securities prices are rising, the Fund, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases.

The Fund may, for example, take a "short" position in the futures market by selling futures contracts in an attempt to hedge against an anticipated rise in interest rates or a decline in market prices that would adversely affect the value of the Fund's portfolio securities. Such futures contracts may include contracts for the future delivery of securities held by the Fund or securities with characteristics similar to those of the Fund's portfolio securities.

If, in the opinion of the Adviser, there is a sufficient degree of correlation between price trends for the Fund's portfolio securities and futures contracts based on other financial instruments, securities indices or other indices, the Fund may also enter into such futures contracts as part of its hedging strategy. Although under some circumstances prices of securities in the Fund's portfolio may be more or less volatile than prices of such futures contracts, the Adviser will attempt to estimate the extent of this volatility difference based on historical patterns and compensate for any differential by having the Fund enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting the Fund's portfolio securities.

When a short hedging position is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of the Fund's portfolio securities would be substantially offset by a decline in the value of the futures position.

On other occasions, the Fund may take a "long" position by purchasing futures contracts. This would be done, for example, when the Fund anticipates the subsequent purchase of particular securities when it has the necessary cash, but expects the prices then available in the applicable market to be less favorable than prices that are currently available. The Fund may also purchase futures contracts as a substitute for transactions in securities, to alter the investment characteristics of portfolio securities or to gain or increase its exposure to a particular securities market.

Options on Futures Contracts. The Fund may purchase and write options on futures for the same purposes as its transactions in futures contracts. The purchase of put and call options on futures contracts will give the Fund the right (but not the obligation) for a specified price to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, the Fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.

The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of the Fund's assets. By writing a call option, the Fund becomes obligated, in exchange for the premium (upon exercise of the option) to sell a futures contract if the option is exercised, which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium which may partially offset an increase in the price of securities that the Fund intends to purchase. However, the Fund becomes obligated (upon exercise of the option) to purchase a futures contract if the option is exercised, which may have a value lower than the exercise price. The loss incurred by the Fund in writing options on futures is potentially unlimited and may exceed the amount of the premium received.

The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option of the same series. There is no guarantee that such closing transactions can be effected. The Fund's ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market.

Other Considerations. The Fund will engage in futures and related options transactions either for bona fide hedging purposes or to seek to increase total return as permitted by the CFTC. To the extent that the Fund is using futures and related options for hedging purposes, futures contracts will be sold to protect against a decline in the price of securities that the Fund owns or futures contracts will be purchased to protect the Fund against an increase in the price of securities it intends to purchase. The Fund will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the Fund or securities or instruments which it expects to purchase. As evidence of its hedging intent, the Fund expects that on 75% or more of the occasions on which it takes a long futures or option position (involving the purchase of futures contracts), the Fund will have purchased, or will be in the process of purchasing, equivalent amounts of related securities (or assets denominated in the related currency) in the cash market at the time when the futures or option position is closed out. However, in particular cases, when it is economically advantageous for the Fund to do so, a long futures position may be terminated or an option may expire without the corresponding purchase of securities or other assets.

To the extent that the Fund engages in nonhedging transactions in futures contracts and options on futures, the aggregate initial margin and premiums required to establish these nonhedging positions will not exceed 5% of the net asset value of the Fund's portfolio, after taking into account unrealized profits and losses on any such positions and excluding the amount by which such options were in-the-money at the time of purchase. The Fund will engage in transactions in futures contracts and related options only to the extent such transactions are consistent with the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), for maintaining its qualifications as a regulated investment company for federal income tax purposes.

Transactions in futures contracts and options on futures involve brokerage costs, require margin deposits and, in the case of contracts and options obligating the Fund to purchase securities require the Fund to establish with the custodian a segregated account consisting of cash or liquid securities in an amount equal to the underlying value of such contracts and options.

While transactions in futures contracts and options on futures may reduce certain risks, these transactions themselves entail certain other risks. For example, unanticipated changes in interest rates, or securities prices may result in a poorer overall performance for the Fund than if it had not entered into any futures contracts or options transactions.

Perfect correlation between the Fund's futures positions and portfolio positions will be impossible to achieve. There are no futures contracts based upon individual securities, except certain U.S. Government securities. The only futures contracts available to hedge the Fund's portfolio are various futures on U.S. Government securities and securities indices. In the event of an imperfect correlation between a futures position and a portfolio position which is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss.

Some futures contracts or options on futures may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in a futures contract or related option, which may make the instrument temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or related option can vary from the previous day's settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the Fund from closing out positions and limiting its losses.

INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions. The following investment restrictions will not be changed without approval of a majority of the Fund's outstanding voting securities which, as used in the Prospectus and this Statement of Additional Information, means approval by the lesser of (1) the holders of 67% or more of the Fund's shares represented at a meeting if at least 50% of the Fund's outstanding shares are present in person or by proxy at that meeting or (2) more than 50% of the Fund's outstanding shares.

The Fund observes the following fundamental restrictions.

The Fund may not:

        (1) Issue senior securities, except as permitted by paragraphs (2), (6) and (7) below. For purposes of this restriction, the issuance of shares of beneficial interest in multiple classes or series, the purchase or sale of options, futures contracts and options on futures contracts, and forward foreign exchange contracts, forward commitments and repurchase agreements entered into in accordance with the Fund's investment policies, and the pledge, mortgage or hypothecation of the Fund's assets within the meaning of paragraph (3) below, are not deemed to be senior securities.

        (2) Borrow money, except from banks as a temporary measure for extraordinary emergency purposes in amounts not to exceed 33 1/3% of the Fund's total assets (including the amount borrowed) taken at market value. The Fund will not use leverage to attempt to increase income. The Fund will not purchase securities while outstanding borrowings exceed 5% of the Fund's total assets.

        (3) Pledge, mortgage or hypothecate its assets, except to secure indebtedness permitted by paragraph (2) above and then only if such pledging, mortgaging or hypothecating does not exceed 33 1/3% of the Fund's total assets taken at market value.

        (4) Act as an underwriter, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter for purposes of the Securities Act of 1933.

        (5) Purchase or sell real estate or any interest therein, except that the Fund may invest in securities of corporate or governmental entities secured by real estate or marketable interests therein or securities issued by companies that invest in real estate or interests therein.

        (6) Make loans, except that the Fund (1) may lend portfolio securities in accordance with the Fund's investment policies up to 33 1/3% of the Fund's total assets taken at market value, (2) enter into repurchase agreements, and (3) purchase all or a portion of an issue of publicly distributed debt securities, bank loan participation interests, bank certificates of deposits, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities.

        (7) Invest in commodities or in commodity contracts or in puts, calls, or combinations of both, except options on securities and securities indices, futures contracts on securities and securities indices and options on such futures, forward foreign exchange contracts, forward commitments, securities index put or call warrants and repurchase agreements entered into in accordance with the Fund's investment policies.

        (8) Purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after such purchase, the value of its investments in such industry would exceed 25% of its total assets taken at market value at the time of each investment. This limitation does not apply to investments in obligations of the U.S. Government or any of its agencies or instrumentalities.

        (9) Purchase securities of an issuer (other than the U.S. Government, its agencies or instrumentalities), if

        (i) such purchase would cause more than 5% of the Fund's total assets taken at market value to be invested in the securities of such issuer, or

        (ii) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

Non-fundamental   Investment   Restrictions.   The  following  restrictions  are
designated as non-fundamental and may be changed by the Trustees without shareholder approval.

The Fund may not:

        (a) Participate on a joint or joint-and-several basis in any securities trading account. The "bunching" of orders for the sale or purchase of marketable portfolio securities with other accounts under the management of the Adviser or the Sub-Advisers to save commissions or to average prices among them is not deemed to result in a joint securities trading account.

        (b) Purchase securities on margin or make short sales, unless by virtue of its ownership of other securities, the Fund has the right to obtain securities equivalent in kind and amount to the securities sold and, if the right is conditional, the sale is made upon the same conditions, except that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities and in connection with transactions involving forward foreign currency exchange contracts.

        (c) Knowingly purchase or retain securities of an issuer if one or more of the Trustees or officers of the Trust or directors or officers of the Adviser or Sub-Advisers or any investment management subsidiary of the Adviser or Sub-Advisers individually owns beneficially more than 0.5%, and together own beneficially more than 5%, of the securities of such issuer.

        (d) Purchase a security if, as a result, (i) more than 10% of the Fund's total assets would be invested in the securities of other investment companies, (ii) the Fund would hold more than 3% of the total outstanding voting securities of any one investment company, or (iii) more than 5% of the Fund's total assets would be invested in the securities of any one investment company. These limitations do not apply to (a) the investment of cash collateral, received by the Fund in connection with lending the Fund's portfolio securities, in the securities of open-end investment companies or (b) the purchase of shares of any investment company in connection with a merger, consolidation, reorganization or purchase of substantially all of the assets of another investment company. Subject to the above percentage limitations, the Fund may, in connection with the John Hancock Group of Funds Deferred Compensation Plan for Independent Trustees/Directors, purchase securities of other investment companies within the John Hancock Group of Funds. In addition, as a nonfundamental restriction, the Fund may not purchase the shares of any closed-end investment company except in the open market where no commission or profit to a sponsor or dealer results from the purchase, other than customary brokerage fees.

        (e)  Purchase  securities  of  any  issuer  which,   together  with  any
        predecessor, has a record of less than three years' continuous operations prior to the purchase if such purchase would cause investments of the Fund in all such issuers to exceed 5% of the value of the total assets of the Fund.

        (f) Invest for the purpose of exercising control over or management of any company.

        (g) Purchase warrants of any issuer, if, as a result of such purchases, more than 2% of the value of the Fund's total assets would be invested in warrants which are not listed on the New York Stock Exchange or the American Stock Exchange or more than 5% of the value of the total assets of the Fund would be invested in warrants generally, whether or not so listed. For these purposes, warrants are to be valued at the lesser of cost or market, but warrants acquired by the Fund in units with or attached to debt securities shall be deemed to be without value.

        (h) Purchase interests in oil, gas or other mineral exploration programs; however, this policy will not prohibit the acquisition of securities of companies engaged in the production or transmission of oil, gas, or other minerals.

        (i) Purchase any security, including any repurchase agreement maturing in more than seven days, which is not readily marketable, if more than 15% of the net assets of the Fund taken at market value, would be invested in such securities. (The staff of the Securities and Exchange Commission considers over-the-counter options to be illiquid securities subject to the 15% limit).

In order to permit the sale of shares of the Fund in certain states, the Trustees may, in their sole discretion, adopt restrictions or investment policies more restrictive than those described above. Should the Trustees determine that any such more restrictive policy is no longer in the best interests of the Fund and its shareholders, the Fund may cease offering shares in the state involved and the Trustees may revoke such restrictive policy. Moreover, if the states involved shall no longer require any such restrictive policy, the Trustees may, in their sole discretion, revoke such policy.

If a percentage restriction on investment or utilization of assets as set forth above is adhered to at the time an investment is made, a later change in percentage resulting from changes in the values of the Fund's assets will not be considered a violation of the restriction.

Nothing in the foregoing investment restrictions shall be deemed to prohibit the Fund from purchasing the securities of any issuer pursuant to the exercise of subscription rights distributed to the Fund by the issuer, except that no such purchase may be made if as a result, the Fund will no longer be a diversified investment company as defined in the Investment Company Act or will fail to meet the diversification requirements for a regulated investment company under the Internal Revenue Code of 1986, as amended. Japanese corporations frequently issue additional capital stock by means of subscription rights offerings to existing shareholders at a price substantially below the market prices of the shares. The failure to exercise such rights would result in the Fund's interest in the issuing company being diluted. The market for such rights is not well developed in all cases and, accordingly, the Fund may not always realize full value on the sale of rights. Therefore, the exception applies in cases where the limits set forth in the investment restrictions in the Prospectus would otherwise be exceeded as a result of fluctuations in the market value of the Fund's portfolio securities with the result that the Fund would be forced either to sell securities at a time when it might not otherwise have done so, or to forego exercising the rights.

THOSE RESPONSIBLE FOR MANAGEMENT

The business of the Fund is managed by the Trustees of the Trust, who elect officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the Trustees. Several of the officers and Trustees of the Trust are also officers or Directors of the Adviser, or officers and Directors of the Fund's principal distributor, John Hancock Funds, Inc. ("John Hancock Funds").


                                        Positions Held                          Principal Occupations(s)
Name and Address                        With the Company                        During the Past Five Years
----------------                        ----------------                        --------------------------
Edward J. Boudreau, Jr. *               Trustee, Chairman and Chief             Chairman and Chief Executive
101 Huntington Avenue                   Executive Officer (1, 2)                Officer, the Adviser and The
Boston, MA  02199                                                               Berkeley Financial Group ("Berkeley
October 1944                                                                    Group"); Chairman, NM Capital
                                                                                Management, Inc. ("NM Capital") and
                                                                                John Hancock Advisers International
                                                                                Limited ("Advisers International");
                                                                                Chairman, Chief Executive Officer
                                                                                and President, John Hancock Funds,
                                                                                Inc. ("John Hancock Funds"), John
                                                                                Hancock Signature Services, Inc.
                                                                                ("Signature Services"), First
                                                                                Signature Bank and Trust Company and
                                                                                Sovereign Asset Management
                                                                                Corporation ("SAMCorp."); Director,
                                                                                John Hancock Freedom Securities
                                                                                Corporation, John Hancock Insurance
                                                                                Agency, Inc. ("Insurance Agency,
                                                                                Inc."), John Hancock Capital
                                                                                Corporation and New England/Canada
                                                                                Business Council; Member, Investment
                                                                                Company Institute Board of
                                                                                Governors; Director, Asia Strategic
                                                                                Growth Fund, Inc.; Trustee, Museum
                                                                                of Science; Vice Chairman and
                                                                                President, the Adviser (until July
                                                                                1992); Chairman, John Hancock
                                                                                Distributors, Inc. (until April,
                                                                                1994).

Dennis S. Aronowitz                     Trustee (3)                             Professor of Law, Emeritus, Boston
Boston University                                                               University School of Law; Trustee,
Boston, Massachusetts                                                           Brookline Savings Bank.
June 1931

------------------
*    Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940.
(1)  Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.
(3)  Member of the Audit Committee and the Administration Committee.


                                       19

                                        Positions Held                          Principal Occupations(s)
Name and Address                        With the Company                        During the Past Five Years
----------------                        ----------------                        --------------------------

Richard P. Chapman, Jr.                 Trustee (1, 3)                          President, Brookline Savings Bank;
160 Washington Street                                                           Director, Federal Home Loan Bank of
Brookline, MA  02147                                                            Boston (lending); Director, Lumber
February 1935                                                                   Insurance Companies (fire and
                                                                                casualty insurance); Trustee,
                                                                                Northeastern University (education);
                                                                                Director, Depositors Insurance Fund,
                                                                                Inc. (insurance).

William J. Cosgrove                     Trustee (3)                             Vice President, Senior Banker and
20 Buttonwood Place                                                             Senior Credit Officer, Citibank,
Saddle River, NJ  07458                                                         N.A. (retired September 1991);
January 1933                                                                    Executive Vice President, Citadel
                                                                                Group Representatives, Inc.; EVP
                                                                                Resource Evaluation, Inc.
                                                                                (consulting) (until October 1993);
                                                                                Trustee, the Hudson City Savings
                                                                                Bank (since 1995).

Douglas M. Costle                       Trustee (1, 3)                          Director, Chairman of the Board and
RR2 Box 480                                                                     Distinguished Senior Fellow,
Woodstock, VT  05091                                                            Institute for Sustainable
July 1939                                                                       Communities, Montpelier, Vermont
                                                                                (since 1991); Dean Vermont Law
                                                                                School (until 1991); Director, Air
                                                                                and Water Technologies Corporation
                                                                                (environmental services and
                                                                                equipment), Niagara Mohawk Power
                                                                                Company (electric services) and
                                                                                Mitretek Systems (governmental
                                                                                consulting services).

-------------
*    Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940.
(1)  Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.
(3)  Member of the Audit Committee and the Administration Committee.






                                       20

                                        Positions Held                          Principal Occupations(s)
Name and Address                        With the Company                        During the Past Five Years
----------------                        ----------------                        --------------------------

Leland O. Erdahl                        Trustee (3)                             Director, Santa Fe Ingredients
8046 Mackenzie Court                                                            Company of California, Inc. and
Las Vegas, NV  89129                                                            Santa Fe Ingredients Company, Inc.
December 1928                                                                   (private food processing companies),
                                                                                Uranium Resources, Inc.; President,
                                                                                Stolar, Inc. (1987-1991); President,
                                                                                Albuquerque Uranium Corporation
                                                                                (1985-1992); Director,
                                                                                Freeport-McMoRan Copper & Gold
                                                                                Company, Inc., Hecla Mining Company,
                                                                                Canyon Resources Corporation and
                                                                                Original Sixteen to One Mines, Inc.
                                                                                (1984-1987 and 1991-1995)
                                                                                (management consultant).

Richard A. Farrell                      Trustee(3)                              President of Farrell, Healer & Co.,
Venture Capital Partners                                                        (venture capital management firm)
160 Federal Street                                                              (since 1980);  Prior to 1980, headed
23rd Floor                                                                      the venture capital group at Bank of
Boston, MA  02110                                                               Boston Corporation.
November 1932

Gail D. Fosler                          Trustee (3)                             Vice President and Chief Economist,
4104 Woodbine Street                                                            The Conference Board (non-profit
Chevy Chase, MD  20815                                                          economic and business research).
December 1947                                                                   Director, Unisys Corp. and H.B.
                                                                                Fuller Company

William F. Glavin                       Trustee (3)                             President, Babson College; Vice
Babson College                                                                  Chairman, Xerox Corporation (until
Horn Library                                                                    June 1989); Director, Caldor Inc.,
Babson Park, MA 02157                                                           Reebok, Ltd.  (since 1994) and Inco
March 1931                                                                      Ltd.


-------------
*    Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940.
(1)  Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.
(3)  Member of the Audit Committee and the Administration Committee.






                                       21

                                        Positions Held                          Principal Occupations(s)
Name and Address                        With the Company                        During the Past Five Years
----------------                        ----------------                        --------------------------

Anne C. Hodsdon *                       Trustee and President (1,2)             President, Chief Operating Officer
101 Huntington Avenue                                                           and Director, the Adviser; Director,
Boston, MA  02199                                                               The Berkeley Group, John Hancock
April 1953                                                                      Funds, Signature Services (since
                                                                                October 1996); Director, Advisers
                                                                                International; Executive Vice
                                                                                President, the Adviser (until
                                                                                December 1994); Senior Vice
                                                                                President, the Adviser (until
                                                                                December 1993).

Dr. John A. Moore                       Trustee (3)                             President and Chief Executive
Institute for Evaluating Health Risks                                           Officer, Institute for Evaluating
1629 K Street NW                                                                Health Risks, (nonprofit
Suite 402                                                                       institution) (since September 1989).
Washington, DC  20006-1602
February 1939

Patti McGill Peterson                   Trustee (3)                             Cornell Institute of Public Affairs,
Cornell University                                                              Cornell University (since August
Institute of Public Affairs                                                     1996); President Emeritus of Wells
364 Upson Hall                                                                  College and St. Lawrence University;
Ithica, NY  14853                                                               Director, Niagara Mohawk Power
May 1943                                                                        Corporation (electric utility) and
                                                                                Security Mutual Life (insurance).

John W. Pratt                           Trustee (3)                             Professor of Business Administration
2 Gray Gardens East                                                             at Harvard University Graduate
Cambridge, MA  02138                                                            School of Business Administration
September 1931                                                                  (since 1961).

------------
*    Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940.
(1)  Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.
(3)  Member of the Audit Committee and the Administration Committee.






                                       22


                                        Positions Held                          Principal Occupations(s)
Name and Address                        With the Company                        During the Past Five Years
----------------                        ----------------                        --------------------------

Richard S. Scipione *                   Trustee (1)                             General Counsel, John Hancock Life
John Hancock Place                                                              Company; Director, the Adviser,
P.O. Box 111                                                                    Advisers International, John Hancock
Boston, MA  02117                                                               Funds, Signature Services, John
August 1937                                                                     Hancock Distributors, Inc.,
                                                                                Insurance Agency, Inc., John Hancock
                                                                                Subsidiaries, Inc., SAMCorp. and NM
                                                                                Capital; Trustee, The Berkeley
                                                                                Group; Director, JH Networking
                                                                                Insurance Agency, Inc.; Director,
                                                                                John Hancock Property and Casualty
                                                                                Insurance and its affiliates (until
                                                                                November, 1993)

Edward J. Spellman, CPA                 Trustee (3)                             Partner, KPMG Peat Marwick LLP
259C Commercial Bld.                                                            (retired June 1990).
Lauderdale, FL  33308
November 1932

Robert G. Freedman                      Vice Chairman and Chief Investment      Vice Chairman and Chief Investment
101 Huntington Avenue                   Officer (2)                             Officer, the Adviser; Director, the
Boston, MA  02199                                                               Adviser, Advisers International,
July 1938                                                                       John Hancock Funds,  Signature
                                                                                Services, SAMCorp., Insurance
                                                                                Agency, Inc., Southeastern Thrift &
                                                                                Bank Fund and NM Capital; Senior
                                                                                Vice President, The Berkeley Group;
                                                                                President, the Adviser (until
                                                                                December 1994);

James B. Little                         Senior Vice President and Chief         Senior Vice President, the Adviser,
101 Huntington Avenue                   Financial Officer                       The Berkeley Group, John Hancock
Boston, MA  02199                                                               Funds and Signature  Services.
February 1935

-------------------
*    Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940.
(1)  Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.
(3)  Member of the Audit Committee and the Administration Committee.






                                       23

                                        Positions Held                          Principal Occupations(s)
Name and Address                        With the Company                        During the Past Five Years
----------------                        ----------------                        --------------------------

John A. Morin                           Vice President                          Vice President and Secretary, the
101 Huntington Avenue                                                           Adviser, The Berkeley Group,
Boston, MA  02199                                                               Signature Services and John Hancock
July 1950                                                                       Funds; Counsel, John Hancock Mutual
                                                                                Life Insurance Company.

Susan S. Newton                         Vice President and Secretary            Vice President and Assistant
101 Huntington Avenue                                                           Secretary, the Adviser; Vice
Boston, MA  02199                                                               President, John Hancock Funds,
March 1950                                                                      Signature Services; Secretary,
                                                                                SAMCorp; Vice President, The
                                                                                Berkeley Group, John Hancock
                                                                                Distributors, Inc. (until 1994).

James J. Stokowski                      Vice President and Treasurer            Vice President, the Adviser.
101 Huntington Avenue
Boston, MA  02199
November 1946

-------------------
* Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940.
(1) Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.
(3)  Member of the Audit Committee and the Administration Committee.

All of the officers listed are officers or employees of the Adviser or affiliated companies. Some of the Trustees and officers may also be officers and Trustees of one or more of the other funds for which the Adviser serves as investment adviser.

As of December 2, 1996, the officers and Trustees of the Trust as a group owned less than 1% of the outstanding shares of the Fund. To the knowledge of the Trust, only the following person owned of record or beneficially 5% or more of any class of the Fund's outstanding securities:


                                                                  Percentage of
                                                                   Outstanding
Name and Address                       Class        Shares          Shares of
of Shareholder                       of Shares      Owned         Class of Fund
--------------                       ---------      -----         -------------

MLPF&S For The                           B         311,743           14.85%
 Sole Benefit of Its Customers
Attn Fund Administration
4800 Deerlake Dr. East
Jacksonville, FL 32246-6484


         The following table provides information regarding the compensation paid by the Fund and the other investment companies in the John Hancock Fund Complex to the Independent Trustees for their services. Ms. Hodsdon and Messrs. Boudreau and Scipione, each a non-Independent Trustee, and each of the officers of the Funds are interested persons of the Adviser, are compensated by the Adviser and receive no compensation from the Fund for their services. The compensation to the Trustees from the Fund shown below is for the Fund's fiscal year ended August 31, 1996.


                                                             Total Compensation From
                                  Aggregate Compensation     All Funds in John Hancock
Independent Trustees              From the Fund              Fund Complex to Trustees(*)
--------------------              -------------              ---------------------------
Dennis S. Aronowitz                  $  842                          $ 72,450
Richard P. Chapman, Jr.+                849                            75,200
William J. Cosgrove+                    842                            72,450
Gail D Fosler                           785                            68,450
Bayard Henry**                          745                            23,700
Edward J. Spellman                      849                            73,950
Douglas M. Costle++                      39                            75,350
Leland O. Erdahl++                       33                            72,350
Richard A. Farrell++                     39                            75,350
William F. Glavin++                      33                            72,250
John A. Moore++                          33                            68,350
Patti McGill Peterson++                  33                            72,100
John W. Pratt++                          33                            72,350
                                     ------                          --------
                                     $5,155                          $894,300

* Total compensation paid by the John Hancock Fund Complex to the Independent Trustees is for the calendar year ended December 31, 1996. As of this date, there were sixty-eight funds in the John Hancock Fund Complex of which each of these independent trustees served on thirty-five funds.

**   Mr. Henry retired from his position as a Trustee effective April 26, 1996.

+ On November 30, 1996, the value of the aggregate deferred compensation from all funds in the John Hancock Fund Complex for Mr. Chapman was $63,475, for Mr. Cosgrove was $132,535 and for Mr. Glavin was $108,590.

++   Became Trustees of the Trust on June 26, 1996.

INVESTMENT ADVISORY AND OTHER SERVICES

The Adviser, located at 101 Huntington Avenue, Boston, Massachusetts 02199-7603, was organized in 1968 and presently has more than $19 billion in assets under management in its capacity as investment adviser to the Fund and the other mutual funds and publicly traded investment companies in the John Hancock group of funds having a combined total of over approximately 1,080,000 shareholders. The Adviser is an affiliate of the Life Company, one of the most recognized and respected financial institutions in the nation. With total assets under management of more than $80 billion, the Life Company is one of the ten largest life insurance companies in the United States, and carries high ratings from Standard & Poor's and A.M. Best's. Founded in 1862, the Life Company has been serving clients for over 130 years.

JHAI, with offices located at 34 Dover Street, London, England W1X 3RA, is a wholly owned subsidiary of the Adviser and was formed in 1987 to provide international investment research and advisory services to U.S.
institutional clients.

IAAL is a Hong-Kong based investment adviser located at One Exchange Square, Suite 2606-2608, Hong Kong.

The Trust, on behalf of the Fund, has entered into an investment management contract with the Adviser. Under the investment management contract, the Adviser provides the Fund with (i) a continuous investment program, consistent with the Fund's stated investment objective and policies, and (ii) supervision of all aspects of the Fund's operations except those that are delegated to a custodian, transfer agent or other agent.

The Adviser has entered into a sub-investment management contract with each Sub-Adviser under which the Sub-Advisers, subject to the review of the Trustees and the overall supervision of the Adviser, are responsible for providing the Fund with advice with respect to that portion of the assets invested in countries other than the U.S. and Canada.

Securities held by the Fund may also be held by other funds or investment advisory clients for which the Adviser, a Sub-Adviser or any of their respective affiliates provides investment advice. Because of different investment objectives or other factors, a particular security may be bought for one or more funds or clients when one or more other funds or clients are selling the same security. If opportunities for purchase or sale of securities by the Adviser or the Sub-Advisers for the Fund or for other funds or clients for which the Adviser or a Sub-Adviser renders investment advice arise for consideration at or about the same time, transactions in such securities will be made insofar as feasible, for the respective funds or clients in a manner deemed equitable to all of them. To the extent that transactions on behalf of more than one client of the Adviser, a Sub-Adviser or its affiliate may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

The Fund bears all costs of its organization and operation,  including  expenses
of  preparing,   printing  and  mailing  all  shareholders'  reports,   notices,
prospectuses, proxy statements and reports to regulatory agencies; expenses relating to the issuance, registration and qualification of shares; government fees; interest charges; expenses of furnishing to shareholders their account statements; taxes; expenses of redeeming shares; brokerage and other expenses connected with the execution of portfolio securities transactions; expenses pursuant to the Fund's plan of distribution; fees and expenses of custodians including those for keeping books and accounts and calculating the net asset value of shares; fees and expenses of transfer agents and dividend disbursing agents; legal, accounting, financial, management, tax and auditing fees and expenses of the Fund (including an allocable portion of the cost of the Adviser's employees rendering such services to the Fund; the compensation and expenses of Trustees who are not otherwise affiliated with the Trust, the Adviser or any of their affiliates; expenses of Trustees' and shareholders' meetings; trade association membership; insurance premiums; and any extraordinary expenses.

As provided by the investment management contract, the Fund pays the Adviser monthly an investment management fee, which is based on a stated percentage of the Fund's average daily net assets as follows:

Net Asset Value                                          Annual Rate
---------------                                          -----------
First $200,000,000                                          0.80%
Amount over $200,000,000                                    0.70%

From time to time, the Adviser may reduce its fee or make other arrangements to limit the Fund's expenses to a specified percentage of average daily net assets. The Adviser retains the right to re-impose a fee and recover any other payments to the extent that, at the end of any fiscal year, the Fund's annual expenses fall below this limit.

The investment management fee paid by the Fund is higher than the fee paid by most mutual funds but is comparable to the fee paid by similar funds which invest primarily in international securities. During the years ended August 31, 1996, 1995 and 1994, the Fund paid the Adviser fees in the amount of $542,565, $430,725 and $307,356, respectively. In 1996, the Trustees changed the fiscal year of the Fund to October 31, 1996.

The Adviser pays JHAI a quarterly management fee at the annual rate as follows:

Net Asset Value                                          Annual Rate
---------------                                          -----------
First $200,000,000                                          0.50%
Amount over $200,000,000                                    0.4375%

The Fund is not responsible for paying JHAI's fee. As of September 1, 1994, JHAI limited its fee to 0.05% of average daily net assets.

The Adviser pays IAAL a fee at the annual rate equal to (a) .30% of the first $100 million of the Fund's average daily net assets managed by IAAL plus (b) the following additional amount, based on a percentage of the gross management fee received by the Adviser pursuant to the investment management contract with respect to the Fund's average daily net assets in excess of $100 million which are managed by IAAL:

Net Assets                                                  Percentage of Gross
Managed by IAAL                                             Management Fee
---------------                                             --------------

More than $100 million up to $250 million                         40%
More than $250 million                                            50%

The Fund is not responsible for paying IAAL's fee.

Pursuant to their respective management contracts, the Adviser and Sub-Advisers are not liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which the contracts relate, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser or Sub-Advisers in the performance of their duties or from reckless disregard by them of their obligations and duties under the applicable contract.

Under the investment management contract, the Fund may use the name "John Hancock" or any name derived from or similar to it only for so long as the contract or any extension, renewal or amendment thereof remains in effect. If the contract is no longer in effect, the Fund (to the extent that it lawfully can) will cease to use such a name or any other name indicating that it is advised by or otherwise connected with the Adviser. In addition, the Adviser or the Life Company may grant the nonexclusive right to use the name "John Hancock" or any similar name to any other corporation or entity, including but not limited to any investment company of which the Life Company or any subsidiary or affiliate thereof or any successor to the business of any subsidiary or affiliate thereof shall be the investment adviser.

The investment management contract, the sub-investment management contracts, and the distribution contract discussed below, continue in effect from year to year if approved annually by vote of a majority of the Trustees who are not interested persons of one of the parties to the contract, cast in person at a meeting called for the purpose of voting on such approval, and by either the Trustees or the holders of a majority of the Fund's outstanding voting securities. Each of these contracts automatically terminates upon assignment and may be terminated without penalty on 60 days' notice at the option of either party to the respective contract or by vote of a majority of the outstanding voting securities of the Fund.

Accounting and Legal Services Agreement. The Trust, on behalf of the Fund, is a party to an Accounting and Legal Services Agreement with the Adviser. Pursuant to this agreement, the Adviser provides the Fund with certain tax, accounting and legal services. For the fiscal year ended August 31, 1996, the Fund paid the Adviser $9,488 for services under this agreement.

DISTRIBUTION CONTRACTS

The Fund has a Distribution Agreement with John Hancock Funds. Under the agreement, John Hancock Funds is obligated to use its best efforts to sell shares of each class of the Fund. Shares of the Fund are also sold by selected broker-dealers (the "Selling Brokers") which have entered into selling agency agreements with John Hancock Funds. John Hancock Funds accepts orders for the purchase of the shares of the Fund which are continually offered at net asset value next determined, plus an applicable sales charge, if any. In connection with the sale of Class A or Class B shares, John Hancock Funds and Selling Brokers receive compensation in the form of a sales charge imposed, in the case of Class A shares, at the time of sale or, in the case of Class B shares, on a deferred basis. The sales charges are discussed further in the Prospectus.

The Fund's Trustees adopted Distribution Plans with respect to Class A and Class B shares (the "Plans") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plans, the Fund will pay distribution and service fees at an aggregate annual rate of up to 0.30% and 1.00%, respectively, of the Fund's daily net assets attributable to shares of that class. However, the service fee will not exceed 0.25% of the Fund's average daily net assets attributable to each class of shares. In each case, up to 0.25% is for service expenses and the remaining amount is for distribution expenses. The distribution fees will be used to reimburse John Hancock Funds for their distribution expenses, including but not limited to: (i) initial and ongoing sales compensation to Selling Brokers and others (including affiliates of John Hancock Funds) engaged in the sale of Fund shares; (ii) marketing, promotional and overhead expenses incurred in connection with the distribution of Fund shares; and (iii) with respect to Class B shares only, interest expenses on unreimbursed distribution expenses.
The service fees will be used to compensate Selling Brokers for providing personal and account maintenance services to shareholders. In the event the John Hancock Funds is not fully reimbursed for payments or expenses they incur under the Class A Plan, these expenses will not be carried beyond twelve months from the date they were incurred. Unreimbursed expenses under the Class B Plan will be carried forward together with interest on the balance of these unreimbursed expenses. The Fund does not treat unreimbursed expenses under the Class B Plan as a liability of the Fund because the Trustees may terminate Class B Plan at any time. For the fiscal year ended August 31, 1996, an aggregate of $938,714 of distribution expenses or 3.59% of the average net assets of the Class B shares of the Fund, was not reimbursed or recovered by John Hancock Funds through the receipt of deferred sales charges or Rule 12b-1 fees in prior periods.

The Plans were approved by a majority of the voting securities of the Fund. The Plans and all amendments were approved by the Trustees, including a majority of the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Plans (the "Independent Trustees"), by votes cast in person at meetings called for the purpose of voting on such Plans.

Pursuant to the Plans, at least quarterly, John Hancock Funds provide the Fund with a written report of the amounts expended under the Plans and the purpose for which these expenditures were made. The Trustees review these reports on a quarterly basis to determine their continued appropriateness.

The Plans provide that they will continue in effect only so long as their continuance is approved at least annually by a majority of both the Trustees and Independent Trustees. The Plans provide that they may be terminated without penalty, (a) by vote of a majority of the Independent Trustees, (b) by a vote of a majority of the Fund's outstanding shares of the applicable class upon 60 days' written notice to John Hancock Funds, and (c) automatically in the event of assignment. The Plans further provide that they may not be amended to increase the maximum amount of the fees for the services described therein without the approval of a majority of the outstanding shares of the class of the Fund which has voting rights with respect to that Plan. Each plan provides, that no material amendment to the Plans will, in any event, be effective unless it is approved by a vote of a majority of the Trustees and the Independent Trustees of the Fund. The holders of Class A and Class B shares have exclusive voting rights with respect to the Plan applicable to their respective class of shares. In adopting the Plans, the Trustees concluded that, in their judgment, there is a reasonable likelihood that the Plans will benefit the holders of the applicable class of shares of the Fund.

Amounts paid to John Hancock Funds by any class of shares of the Fund will not be used to pay the expenses incurred with respect to any other class of shares of the Fund; provided, however, that expenses attributable to the Fund as a whole will be allocated, to the extent permitted by law, according to a formula based upon gross sales dollars and/or average daily net assets of each such class, as may be approved from time to time by vote of a majority of Trustees. From time to time, the Fund may participate in joint distribution activities with other Funds and the costs of those activities will be borne by each Fund in proportion to the relative net asset value of the participating Funds.

During the fiscal year ended August 31, 1996, the Funds paid John Hancock Funds the following amounts of expenses with respect to the Class A and Class B shares of the Fund:


                                  Expense Items

                                        Printing and
                                        Mailing of                                                Interest,
                                        Prospectuses                           Compensation       Carrying or
                                        to New              Expenses of        to Selling         Other Finance
                     Advertising        Shareholders        Distributors       Brokers            Charges
                     -----------        ------------        ------------       -------            -------
Class A shares         $23,178            $ 4,072             $50,778            $47,143            $ - 0 -
Class B shares         $43,793            $10,277             $81,266            $59,736            $65,899

NET ASSET VALUE

For purposes of calculating the net asset value ("NAV") of the Fund's shares, the following procedures are utilized wherever applicable.

Debt investment securities are valued on the basis of valuations furnished by a principal market maker or a pricing service, both of which generally utilize electronic data processing techniques to determine valuations for normal institutional size trading units of debt securities without exclusive reliance upon quoted prices.

Equity securities traded on a principal exchange or NASDAQ National Market Issues are generally valued at last sale price on the day of valuation. Securities in the aforementioned category for which no sales are reported and other securities traded over-the-counter are generally valued at the last available bid price.

Short-term debt investments which have a remaining maturity of 60 days or less are generally valued at amortized cost which approximates market value. If market quotations are not readily available or if in the opinion of the Adviser any quotation or price is not representative of true market value, the fair value of the security may be determined in good faith in accordance with procedures approved by the Trustees.

Foreign securities are valued on the basis of quotations from the primary market in which they are traded. Any assets or liabilities expressed in terms of foreign currencies are translated into U.S. dollars by the custodian bank based on London currency exchange quotations as of 5:00 p.m., London time (12:00 noon, New York time) on the date of any determination of the Fund's NAV. If quotations are not readily available, or the value has been materially affected by events occurring after the closing of a foreign market, assets are valued by a method that the Trustees believe accurately reflects fair value.

The NAV for each fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4:00 p.m. Eastern
Time) by dividing a class's net assets by the number of its shares outstanding. On any day an international market is closed and the New York Stock Exchange is open, any foreign securities will be valued at the prior day's close with the current day's exchange rate. Trading of foreign securities may take place on Saturdays and U.S. business holidays on which the Fund's NAV is not calculated. Consequently, the Fund's portfolio securities may trade and the NAV of the Fund's redeemable securities may be significantly affected on days when a shareholder has no access to the Fund.

INITIAL SALES CHARGE ON CLASS A SHARES

Shares of the Fund are offered at a price equal to their net asset value plus a sales charge which, at the option of the purchaser, may be imposed either at the time of purchase (the "initial sales charge alternative") or on a contingent deferred basis (the "deferred sales charge alternative"). Share certificates will not be issued unless requested by the shareholder in writing, and then they will only be issued for full shares. The Trustees reserve the right to change or waive the Fund's minimum investment requirements and to reject any order to purchase shares (including purchase by exchange) when in the judgment of the Adviser such rejection is in the Fund's best interest.

The sales charges applicable to purchases of shares of Class A shares of the Fund are described in the Prospectus. Methods of obtaining a reduced sales charge referred to generally in the Prospectus are described in detail below. In calculating the sales charge applicable to current purchases of Class A shares of the Fund, the investor is entitled to cumulate current purchases with the greater of the current value (at offering price) of the Class A shares of the Fund, owned by the investor, or, if John Hancock Signature Services, Inc. ("Signature Services") is notified by the investor's dealer or the investor at the time of the purchase, the cost of the Class A shares owned.

Combined Purchases. In calculating the sales charge applicable to purchases of Class A shares made at one time, the purchases will be combined if made by (a) an individual, his or her spouse and their children under the age of 21, purchasing securities for his or their own account, (b) a trustee or other fiduciary purchasing for a single trust, estate or fiduciary account, and (c) certain groups of four or more individuals making use of salary deductions or similar group methods of payment whose funds are combined for the purchase of mutual fund shares. Further information about combined purchases, including certain restrictions on combined group purchases, is available from Signature Services or a Selling Broker's representative.

Without Sales Charge. Class A shares may be offered without a front-end sales charge or CDSC to various individuals and institutions as follows:

o Any state, county or any instrumentality, department, authority, or agency of these entities that is prohibited by applicable investment laws from paying a sales charge or commission when it purchases shares of any registered investment management company.

o A bank, trust company, credit union, savings institution or other depository institution, its trust departments or common trust funds if it is purchasing $1 million or more for non-discretionary customers or accounts.

o A Trustee or officer of the Trust; a Director or officer of the Adviser and its affiliates or Selling Brokers; employees or sales representatives of any of the foregoing; retired officers, employees or Directors of any of the foregoing; a member of the immediate family
         (spouse, children, grandchildren, mother, father, sister, brother, mother-in-law, father-in-law) of any of the foregoing; or any fund, pension, profit sharing or other benefit plan for the individuals described above.

o A broker, dealer, financial planner, consultant or registered investment advisor that has entered into an agreement with John Hancock Funds providing specifically for the use of Fund shares in fee-based investment products or services made available to their clients.

o A former participant in an employee benefit plan with John Hancock funds, when he or she withdraws from his or her plan and transfers any or all of his or her plan distributions directly to the Fund.

o        A member of an approved affinity group financial services plan.

o A member of a class action lawsuit against insurance companies who is investing settlement proceeds.

o Existing full service clients of the Life Company who were group annuity contract holders as of September 1, 1994, and participant directed defined contribution plans with at least 100 eligible employees at the inception of the Fund account, may purchase Class A shares with no initial sales charge. However, if the shares are redeemed within 12 months after the end of the calendar year in which the purchase was made, a CDSC will be imposed at the following rate:

         Amount Invested                                     CDSC Rate
         ---------------                                     ---------

         $1 to $4,999,999                                      1.00%
         Next $5 million to $9,999,999                         0.50%
         Amounts of $10 million and over                       0.25%

Class A shares  may  also be  purchased  without  an  initial  sales  charge  in
connection  with  certain  liquidation,   merger  or  acquisition   transactions
involving other investment companies or personal holding companies.

Accumulation Privilege. Investors (including investors combining purchases) who are already Class A shareholders may also obtain the benefit of a reduced sales charge by taking into account not only the amount then being invested but also the purchase price or current account value of the Class A shares already held by such person.

Combination Privilege. Reduced sales charges also are available to an investor based on the aggregate amount of his concurrent and prior investments in Class A shares of the Fund and shares of all other John Hancock funds which carry a sales charge.

Letter of Intention. Reduced sales charges are also applicable to investments made over a thirteen-month (13) period pursuant to a Letter of Intention (the "LOI"), which should be read carefully prior to its execution by an investor. The Fund offers two options regarding the specified period for making investments under the LOI. All investors have the option of making their investments over a specified period of thirteen (13) months. Investors who are using the Fund as a funding medium for a qualified retirement plan, however, may opt to make the necessary investments called for by the LOI over a forty-eight
(48) month period. These qualified retirement plans include IRA, SEP, SARSEP, 401(k), 403(b) (including TSAs) and 457 plans. Such an investment (including accumulations and combinations) must aggregate $50,000 or more invested during the specified period from the date of the LOI or from a date within ninety (90) days prior thereto, upon written request to Signature Services. The sales charge applicable to all amounts invested under the LOI is computed as if the aggregate amount intended to be invested had been invested immediately. If such aggregate amount is not actually invested, the difference in the sales charge actually paid and the sales charge payable had the LOI not been in effect is due from the investor. However, for the purchases actually made within the specified period (within 13 or 48 months) the sales charge applicable will not be higher than that which would have applied (including accumulations and combinations) had the LOI been for the amount actually invested.

The LOI authorizes Signature Services to hold in escrow sufficient Class A shares (approximately 5% of the aggregate) to make up any difference in sales charges on the amount intended to be invested and the amount actually invested, until such investment is completed within the specified period, at which time the escrowed Class A shares will be released. If the total investment specified in the LOI is not completed, the Class A shares held in escrow may be redeemed and the proceeds used as required to pay the sales charge as may be due. By signing the LOI, the investor authorizes Signature Services to act as his or her attorney-in-fact to redeem any escrowed Class A shares and adjust the sales charge, if necessary. A LOI does not constitute a binding commitment by an investor to purchase or by the Fund to sell any additional Class A shares and may be terminated at any time.

DEFERRED SALES CHARGE ON CLASS B SHARES

Investments in Class B shares are purchased at net asset value per share without the imposition of an initial sales charge so the Fund will receive the full amount of the purchase payment.

Contingent Deferred Sales Charge. Class B shares which are redeemed within six years of purchase will be subject to a contingent deferred sales charge ("CDSC") at the rates set forth in the Prospectus as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the current market value or the original purchase cost of the Class B shares being redeemed. No CDSC will be imposed on increases in account value above the initial purchase prices, including Class B shares derived from reinvestment of dividends or capital gains distributions. No CDSC will be imposed on shares derived from reinvestment of dividends or capital gains distributions.

Class B shares are not available to full-service defined contribution plans administered by Signature Services or the Life Company that had more than 100 eligible employees at the inception of the Fund account.

The amount of the CDSC, if any, will vary depending on the number of years from the time of payment for the purchase of Class B shares until the time of redemption of such shares. Solely for purposes of determining the number of years from the time of any payment for the purchases of shares, all payments during a month will be aggregated and deemed to have been made on the first day of the month.

In determining whether a CDSC applies to a redemption, the calculation will be determined in a manner that results in the lowest possible rate being charged. It will be assumed that your redemption comes first from shares you have held beyond the six-year CDSC redemption period or those you acquired through dividend and capital gain reinvestment, and next from the shares you have held the longest during the six-year period. For this purpose, the amount of any increase in a share's value above its initial purchase price is not regarded as a share exempt from CDSC. Thus, when a share that has appreciated in value is redeemed during the CDSC period, a CDSC is assessed only on its initial purchase price. However, you cannot redeem appreciation value only in order to avoid a CDSC.

When requesting a redemption for a specific dollar amount, please indicate if you require the proceeds to equal the dollar amount requested. If not indicated, only the specified dollar amount will be redeemed from your account and the proceeds will be less any applicable CDSC.

Example:

You have purchased 100 shares at $10 per share. The second year after your purchase, your investment's net asset value per share has increased by $2 to $12, and you have gained 10 additional shares through dividend reinvestment. If you redeem 50 shares at this time your CDSC will be calculated as follows:

*        Proceeds of 50 shares redeemed at $12 per share                   $600
*        Minus proceeds of 10 shares not subject to CDSC
         (dividend reinvestment)                                           -120
*        Minus appreciation on remaining shares (40 shares X $2)            -80
                                                                           ----
*        Amount subject to CDSC                                            $400

Proceeds from the CDSC are paid to John Hancock Funds and are used in whole or in part by John Hancock Funds to defray its expenses related to providing distribution-related services to the Fund in connection with the sale of the Class B shares, such as the payment of compensation to select Selling Brokers for selling Class B shares. The combination of the CDSC and the distribution and service fees facilitates the ability of the Fund to sell the Class B shares without a sales charge being deducted at the time of the purchase. See the Prospectus for additional information regarding the CDSC.

Waiver of Contingent Deferred Sales Charge. The CDSC will be waived on redemptions of Class B shares and of Class A shares that are subject to a CDSC, unless indicated otherwise, in the circumstances defined below:

For all account types:

* Redemptions made pursuant to the Fund's right to liquidate your account if you own shares worth less than $1,000.

* Redemptions made under certain liquidation, merger or acquisition transactions involving other investment companies or personal holding companies.

*        Redemptions due to death or disability.

* Redemptions made under the Reinstatement Privilege, as described in "Sales Charge Reductions and Waivers" of the Prospectus.

* Redemptions of Class B shares made under a periodic withdrawal plan, as long as your annual redemptions do not exceed 12% of your account value, including reinvested dividends, at the time you established your periodic withdrawal plan and 12% of the value of subsequent investments (less redemptions) in that account at the time you notify Signature Services. (Please note that this waiver does not apply to periodic withdrawal plan redemptions of Class A shares that are subject to a
         CDSC).

For Retirement Accounts (such as IRA, Rollover IRA, TSA, 457, 403(b), 401(k), Money Purchase Pension Plan, Profit-Sharing Plan and other qualified plans as described in the Internal Revenue Code) unless otherwise noted.

* Redemptions made to effect mandatory or life expectancy distributions under the Internal Revenue Code.

*        Returns of excess contributions made to these plans.

* Redemptions made to effect distributions to participants or beneficiaries from employer sponsored retirement plans under Section 401(a) of the Code (such as 401(k), Money Purchase Pension Plan, Profit-Sharing Plan).

* Redemptions from certain IRA and retirement plans that purchased shares prior to October 1, 1992 and certain IRA plans that purchased shares prior to May 15, 1995.

Please see matrix for reference.


CDSC Waiver Matrix for Class B Funds
-----------------------------------------------------------------------------------------------------------
Type of           401(a) Plan           403(b)            457             IRA, IRA         Non-retirement
Distribution      (401(k), MPP                                            Rollover
                  PSP)
-----------------------------------------------------------------------------------------------------------
Death or          Waived                Waived            Waived          Waived           Waived
Disability
-----------------------------------------------------------------------------------------------------------
Over 70 1/2       Waived                Waived            Waived          Waived for       12% of account
                                                                          mandatory        value annually
                                                                          distributions    in periodic
                                                                          or 12% of        payments
                                                                          account value
                                                                          annually in
                                                                          periodic
                                                                          payments
-----------------------------------------------------------------------------------------------------------
Between 59 1/2    Waived                Waived            Waived          Waived for Life  12% of account
and 70 1/2                                                                Expectancy or    value annually
                                                                          12% of account   in periodic
                                                                          value annually   payments
                                                                          in periodic
                                                                          payments
-----------------------------------------------------------------------------------------------------------
Under 59 1/2      Waived                Waived for        Waived for      Waived for       12% of account
                                        annuity payments  annuity         annuity          value annually
                                        (72t) or 12% of   payments (72t)  payments (72t)   in periodic
                                        account value     or 12% of       or 12% of        payments
                                        annually in       account value   account value
                                        periodic payments annually in     annually in
                                                          periodic        periodic
                                                          payments        payments
-----------------------------------------------------------------------------------------------------------
Loans             Waived                Waived            N/A             N/A              N/A
-----------------------------------------------------------------------------------------------------------
Termination of    Not Waived            Not Waived        Not Waived      Not Waived       N/A
Plan
-----------------------------------------------------------------------------------------------------------
Hardships         Waived                Waived            Waived          N/A              N/A
-----------------------------------------------------------------------------------------------------------
Return of         Waived                Waived            Waived          Waived           N/A
Excess
-----------------------------------------------------------------------------------------------------------

If you qualify for a CDSC waiver under one of these situations, you must notify Signature Services at the time you make your redemption. The waiver will be granted once Signature Services has confirmed that you are entitled to the waiver.

SPECIAL REDEMPTIONS

Although it would not normally do so, the Fund has the right to pay the redemption price of shares of the Fund in whole or in part in portfolio securities as prescribed by the Trustees. When the shareholder sells portfolio securities received in this fashion, he will incur a brokerage charge. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The Fund has, however, elected to be governed by Rule 18f-1 under the Investment Company Act. Under that rule, the Fund must redeem its shares for cash except to the extent that the redemption payments to any shareholder during any 90- day period would exceed the lesser of $250,000 or 1% of the Fund's net asset value at the beginning of such period.

ADDITIONAL SERVICES AND PROGRAMS

Exchange Privilege. The Fund permits exchanges of shares of any class of the Fund for shares of the same class in any John Hancock fund offering that class.

Systematic Withdrawal Plan. The Fund permits the establishment of a Systematic Withdrawal Plan. Payments under this plan represent proceeds arising from the redemption of Fund's shares. Since the redemption price of the Fund shares may be more or less than the shareholder's cost, depending upon the market value of the securities owned by the Fund at the time of redemption, the distribution of cash pursuant to this plan may result in realization of gain or loss for purposes of Federal, state and local income taxes. The maintenance of a Systematic Withdrawal Plan concurrently with purchases of additional Class A or Class B shares of the Fund could be disadvantageous to a shareholder because of the initial sales charge payable on such purchases of Class A shares and the CDSC imposed on redemptions of Class B shares and because redemptions are taxable events. Therefore, a shareholder should not purchase Class A or Class B shares at the same time that a Systematic Withdrawal Plan is in effect. The Fund reserves the right to modify or discontinue the Systematic Withdrawal Plan of any shareholder on 30 days' prior written notice to such shareholder, or to discontinue the availability of such plan in the future. The shareholder may terminate the plan at any time by giving proper notice to Signature Services.

Monthly Automatic Accumulation Program ("MAAP"). This program is explained in the Prospectus. The program, as it relates to automatic investment checks, is subject to the following conditions:

The investments will be drawn on or about the day of the month indicated.

The privilege of making investments through the MAAP may be revoked by Signature Services without prior notice if any investment is not honored by the shareholder's bank. The bank shall be under no obligation to notify the shareholder as to the non-payment of any checks.

The program may be discontinued by the shareholder either by calling Signature Services or upon written notice to Signature Services which is received at least five (5) business days prior to the due date of any investment.

Reinvestment Privilege. A shareholder who has redeemed shares of the Fund may, within 120 days after the date of redemption, reinvest without payment of a sales charge any part of the redemption proceeds in shares of the same class of the Fund or in any John Hancock funds, subject to the minimum investment limit in that fund. The proceeds from the redemption of Class A shares may be reinvested at net asset value without paying a sales charge in Class A shares of the Fund or in Class A shares of any John Hancock funds. If a CDSC was paid upon a redemption, a shareholder may reinvest the proceeds from this redemption at net asset value in additional shares of the class from which the redemption was made. The shareholder's account will be credited with the amount of any CDSC charged upon the prior redemption and the new shares will continue to be subject to the CDSC. The holding period of the shares acquired through reinvestment will, for purposes of computing the CDSC payable upon a subsequent redemption, include the holding period of the redeemed shares. The Fund may modify or terminate the reinvestment privilege at any time.

A redemption or exchange of Fund shares is a taxable transaction for Federal income tax purposes even if the reinvestment privilege is exercised, and any gain or loss realized by a shareholder on the redemption or other disposition of Fund shares will be treated for tax purposes as described under the caption "TAX STATUS."

DESCRIPTION OF THE FUND'S SHARES

The Trustees of the Trust are responsible for the management and supervision of the Fund. The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of the Fund, without par value. Under the Declaration of Trust, the Trustees have the authority to create and classify shares of beneficial interest in separate series, without further action by shareholders. As of the date of this Statement of Additional Information, the Trustees have authorized shares of the Fund and two other series. Additional series may be added in the future. The Declaration of Trust also authorizes the Trustees to classify and reclassify the shares of the Fund, or any new series of the Trust, into one or more classes. As of the date of this Statement of Additional Information, the Trustees have authorized the issuance of two classes of shares of the Fund, designated as Class A and Class B.

The shares of each class of the Fund represent an equal proportionate interest in the aggregate net assets attributable to that class of the Fund. Holders of Class A and Class B shares have certain exclusive voting rights on matters relating to their respective distribution plans. The different classes of the

Fund may bear different expenses relating to the cost of holding shareholder meetings necessitated by the exclusive voting rights of any class of shares.

Dividends paid by the Fund, if any, with respect to each class of shares will be calculated in the same manner, at the same time and on the same day and will be in the same amount, except for differences resulting from the facts that (i) the distribution and service fees relating to Class A and Class B shares will be borne exclusively by that class (ii) Class B shares will pay higher distribution and service fees than Class A shares and (iii) each of Class A and Class B shares will bear any class expenses properly allocable to that class of shares, subject to the conditions the Internal Revenue Service imposes with respect to multiple-class structures. Similarly, the net asset value per share may vary depending on whether Class A and Class B shares are purchased.

In the event of liquidation, shareholders of each class are entitled to share pro rata in the net assets of the Fund available for distribution to these shareholders. Shares entitle their holders to one vote per share, are freely transferable and have no preemptive, subscription or conversion rights. When issued, shares are fully paid and non-assessable except as set forth below.

Unless otherwise required by the Investment Company Act or the Declaration of Trust, the Fund has no intention of holding annual meetings of shareholders. Fund shareholders may remove a Trustee by the affirmative vote of at least two-thirds of the Trust's outstanding shares and the Trustees shall promptly call a meeting for such purpose when requested to do so in writing by the record holders of not less than 10% of the outstanding shares of the Trust. Shareholders may, under certain circumstances, communicate with other shareholders in connection with requesting a special meeting of shareholders. However, at any time that less than a majority of the Trustees holding office were elected by the shareholders, the Trustees will call a special meeting of shareholders for the purpose of electing Trustees.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for acts or obligations of the Trust. However, the Fund's Declaration of Trust contains an express disclaimer of shareholder liability for acts, obligations or affairs of the Fund. The Declaration of Trust also provides for indemnification out of the Fund's assets for all losses and expenses of any shareholder held personally liable by reason of being or having been a shareholder. The Declaration of Trust also provides that no series of the Trust shall be liable for the liabilities of any other series. Furthermore, no fund included in this Fund's prospectus shall be liable for the liabilities of any other John Hancock fund. Liability is therefore limited to circumstances in which the Fund itself would be unable to meet its obligations, and the possibility of this occurrence is remote.

In order to avoid conflicts with portfolio trades for the Fund, the Adviser, the Sub-Advisers and the Fund have adopted extensive restrictions on personal securities trading by personnel of the Adviser, the Sub-Advisers and their respective affiliates. In the case of the Adviser, some of these restrictions are: pre-clearance for all personal trades and a ban on the purchase of initial public offerings, as well as contributions to specified charities of profits on securities held for less than 91 days. A Sub-Adviser's restrictions may differ where appropriate, as long as they maintain the same intent. These restrictions are a continuation of the basic principle that the interests of the Fund and its shareholders come first.

A shareholder's account is governed by the laws of The Commonwealth of Massachusetts.

TAX STATUS

Each series of the Trust, including the Fund, is treated as a separate entity for tax purposes. The Fund has qualified as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") and intends to continue to so qualify for each taxable year. As such and by complying with the applicable provisions of the Code regarding the sources of its income, the timing of its distributions, and the diversification of its assets, the Fund will not be subject to Federal income tax on taxable income (including net realized capital gains) which is distributed to shareholders at least annually in accordance with the timing requirements of the Code.

The Fund will be subject to a four percent nondeductible Federal excise tax on certain amounts not distributed (and not treated as having been distributed) on a timely basis in accordance with annual minimum distribution requirements. The Fund intends under normal circumstances to avoid liability for such tax by satisfying such distribution requirements.

Distributions from the Fund's current or accumulated earnings and profits ("E&P") will be taxable under the Code for investors who are subject to tax. If these distributions are paid from the Fund's "investment company taxable income," they will be taxable as ordinary income; and if they are paid from the Fund's "net capital gain," they will be taxable as long-term capital gain. (Net capital gain is the excess (if any) of net long-term capital gain over net short-term capital loss, and investment company taxable income is all taxable income and capital gains, other than net capital gain, after reduction by deductible expenses.) Some distributions from investment company taxable income and/or net capital gain may be paid in January but may be taxable to shareholders as if they had been received on December 31 of the previous year. The tax treatment described above will apply without regard to whether distributions are received in cash or reinvested in additional shares of the Fund.

Distributions, if any, in excess of E&P will constitute a return of capital under the Code, which will first reduce an investor's federal tax basis in Fund shares and then, to the extent such basis is exceeded, will generally give rise to capital gains. Shareholders who have chosen automatic reinvestment of their distributions will have a federal tax basis in each share received pursuant to such a reinvestment equal to the amount of cash they would have received had they elected to receive the distribution in cash, divided by the number of shares received in the reinvestment.

Foreign  exchange  gains and  losses  realized  by the Fund in  connection  with certain  transactions  involving foreign  currency-denominated  debt securities, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders. Any such transactions that are not directly related to the Fund's investment in stock or securities, possibly including speculative currency positions or currency derivatives not used for hedging purposes, may increase the amount of gain it is deemed to recognize from the sale of certain investments or derivatives held for less than three months, which gain is limited under the Code to less than 30% of its gross income for each taxable year, and may under future Treasury regulations produce income not among the types of "qualifying income" from which the Fund must derive at least 90% of its gross income for each taxable year. If the net foreign exchange loss for a year treated as ordinary loss under Section 988 were to exceed the Fund's investment company taxable income computed without regard to such loss, the resulting overall ordinary loss for such year would not be deductible by the Fund or its shareholders in future years.

If the Fund invests in stock of certain non-U.S. corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, rents, royalties or capital gain) or hold at least 50% of their assets in investments producing such passive income ("passive foreign investment companies"), the Fund could be subject to Federal income tax and additional interest charges on "excess distributions" received from these passive foreign investment companies or gain from the sale of stock in such companies, even if all income or gain actually received by the Fund is timely distributed to its shareholders. The Fund would not be able to pass through to its shareholders any credit or deduction for such a tax. Certain elections may, if available, ameliorate these adverse tax consequences, but any such election could require the Fund to recognize taxable income or gain without the concurrent receipt of cash. The Fund may limit and/or manage its investments in passive foreign investment companies to minimize its tax liability or maximize its return from these investments.

Limitations imposed by the Code on regulated investment companies like the Fund may restrict the Fund's ability to enter into foreign currency positions and foreign currency forward contracts. Certain of these transactions may cause the Fund to recognize gains or losses from marking to market even though its positions have not been sold or terminated and may affect the character as long-term or short-term (or, in the case of certain forward contracts, as ordinary income or loss) of some capital gains and losses realized by the Fund. Additionally, certain of the Fund's losses on transactions involving forward contracts, and any offsetting or successor positions in its portfolio may be deferred rather than being taken into account currently in calculating the Fund's taxable income or gain. Certain of such transactions may also cause the Fund to dispose of investments sooner than would otherwise have occurred. These transactions may therefore affect the amount, timing and character of the Fund's distributions to shareholders. The Fund will take into account the special tax rules applicable to forward contracts, including consideration of available elections, in order to seek to minimize any potential adverse tax consequences.

The amount of net realized capital gains, if any, in any given year will vary depending upon the current investment strategy of the Adviser and Sub-Advisers and whether the Adviser and the Sub-Advisers believes it to be in the best interest of the Fund to dispose of portfolio securities that will generate capital gains. At the time of an investor's purchase of Fund shares, a portion of the purchase price is often attributable to realized or unrealized appreciation in the Fund's portfolio or undistributed taxable income of the

Fund. Consequently, subsequent distributions on those shares from such appreciation or income may be taxable to such investor even if the net asset value of the investor's shares is, as a result of the distributions, reduced below the investor's cost for such shares, and the distributions in reality represent a return of a portion of the purchase price.

Upon a redemption of shares of the Fund (including by exercise of the exchange privilege) a shareholder will ordinarily realize a taxable gain or loss depending upon the amount of the proceeds and the investor's basis in his shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands and will be long-term or short-term, depending upon the shareholder's tax holding period for the shares and subject to the special rules described below. A sales charge paid in purchasing Class A shares of the Fund cannot be taken into account for purposes of determining gain or loss on the redemption or exchange of such shares within 90 days after their purchase to the extent Class A shares of the Fund or another John Hancock fund are subsequently acquired without payment of a sales charge pursuant to the reinvestment or exchange privilege. This disregarded charge will result in an increase in the shareholder's tax basis in the Class A shares subsequently acquired. Also, any loss realized on a redemption or exchange may be disallowed to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to automatic dividend reinvestments. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized upon the redemption of shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long- term capital gain with respect to such shares.

Although its present intention is to distribute, at least annually, all net capital gain, if any, the Fund reserves the right to retain and reinvest all or any portion of the excess, as computed for Federal income tax purposes, of net capital gain over net short-term capital loss in any year. The Fund will not in any event distribute net capital gain realized in any year to the extent that a capital loss is carried forward from prior years against such gain. To the extent such excess was retained and not exhausted by the carryforward of prior years' capital losses, it would be subject to Federal income tax in the hands of the Fund. Upon proper designation of this amount by the Fund, each shareholder would be treated for Federal income tax purposes as if the Fund had distributed to him on the last day of its taxable year his pro rata share of such excess, and he had paid his pro rata share of the taxes paid by the Fund and reinvested the remainder in the Fund. Accordingly, each shareholder would (a) include his pro rata share of such excess as long-term capital gain income in his return for his taxable year in which the last day of the Fund's taxable year falls, (b) be entitled either to a tax credit on his return for, or to a refund of, his pro rata share of the taxes paid by the Fund, and (c) be entitled to increase the adjusted tax basis for his shares in the Fund by the difference between his pro rata share of such excess and his pro rata share of such taxes.

For Federal income tax purposes, the Fund is permitted to carryforward a net realized capital loss in any year to offset net capital gains, if any, during the eight years following the year of the loss. To the extent subsequent net capital gains are offset by such losses, they would not result in Federal income tax liability to the Fund and, as noted above, would not be distributed as such to shareholders. Presently, there are no capital loss carryforwards available to offset against future net realized capital gains.

For purposes of the dividends-received deduction available to corporations, dividends received by the Fund from U.S. domestic corporations in respect of any share of stock held by the Fund, for U.S. Federal income tax purposes, for at least 46 days (91 days in the case of certain preferred stock) and distributed and properly designated by the Fund may be treated as qualifying dividends. Corporate shareholders must meet the minimum holding period requirement stated above (46 or 91 days) with respect to their Fund shares in order to qualify for the deduction and, if they have any debt that is deemed under the Code directly attributable to Fund shares, may be denied a portion of the dividends received deduction. The entire qualifying dividend, including the otherwise-deductible amount, will be included in determining alternative minimum tax liability, if any. Additionally, any corporate shareholder should consult its tax adviser regarding the possibility that its tax basis in its shares may be reduced, for Federal income tax purposes, by reason of "extraordinary dividends" received with respect to the shares, for the purpose of computing its gain or loss on redemption or other disposition of the shares.

The Fund may be subject to withholding and other taxes imposed by foreign countries with respect to its investments in foreign securities. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes in some cases. Investors may be entitled to claim U.S. foreign tax credits or deductions with respect to foreign income taxes or certain other foreign taxes ("qualified foreign taxes"), subject to certain provisions and limitations contained in the Code. Specifically, if more than 50% of the value of the Fund's total assets at the close of any taxable year consists of stock or securities of foreign corporations, the Fund may file an election with the Internal Revenue Service pursuant to which shareholders of the Fund will be required to (i) include in ordinary gross income (in addition to taxable dividends and distributions actually received) their pro rata shares of foreign income taxes paid by the Fund even though not actually received by them, and (ii) treat such respective pro rata portions as foreign taxes paid by them.

If the Fund makes this election, shareholders may then deduct such pro rata portions of qualified foreign taxes in computing their taxable incomes, or, alternatively, use them as foreign tax credits, subject to applicable limitations, against their U.S. Federal income taxes. Shareholders who do not itemize deductions for Federal income tax purposes will not, however, be able to deduct their pro rata portion of qualified foreign taxes paid by the Fund, although such shareholders will be required to include their shares of such taxes in gross income. Shareholders who claim a foreign tax credit for such foreign taxes may be required to treat a portion of dividends received from the Fund as a separate category of income for purposes of computing the limitations on the foreign tax credit. Tax-exempt shareholders will ordinarily not benefit from this election. Each year (if any) that the Fund files the election described above, its shareholders will be notified of the amount of (i) each shareholder's pro rata share of qualified foreign taxes paid by the Fund and
(ii) the portion of Fund dividends which represents income from each foreign country. If the Fund cannot or does not make this election, the Fund will deduct the foreign taxes it pays in determining the amount it has available for distribution to shareholders, and shareholders will not include these foreign taxes in their income, nor will they be entitled to any tax deductions or credits with respect to such taxes.

The Fund is required to accrue income on any debt securities that have more than a de minimis amount of original issue discount (or debt securities acquired at a market discount, if the Fund elects to include market discount in income currently) prior to the receipt of the corresponding cash payments. The mark to market rules applicable to certain forward contracts may also require the Fund to recognize income or gain without a concurrent receipt of cash. However, the Fund must distribute to shareholders for each taxable year substantially all of its net income and net capital gains, including such income or gain, to qualify as a regulated investment company and avoid liability for any federal income or excise tax. Therefore, the Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy these distribution requirements.

A state income (and possibly local income and/or intangible property) tax exemption is generally available to the extent (if any) the Fund's distributions are derived from interest on (or, in the case of intangibles taxes, the value of its assets is attributable to) certain U.S. Government obligations, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. The Fund will not seek to satisfy any threshold or reporting requirements that may apply in particular taxing jurisdictions, although the Fund may in its sole discretion provide relevant information to shareholders.

The Fund will be required to report to the Internal Revenue Service (the "IRS") all taxable distributions to shareholders, as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt recipients, i.e., corporations and certain other investors distributions to which are exempt from the information reporting provisions of the Code. Under the backup withholding provisions of Code Section 3406 and applicable Treasury regulations, all such reportable distributions and proceeds may be subject to backup withholding of federal income tax at the rate of 31% in the case of non-exempt shareholders who fail to furnish the Fund with their correct taxpayer identification number and certain certifications required by the IRS or if the IRS or a broker notifies the Fund that the number furnished by the shareholder is incorrect or that the shareholder is subject to backup withholding as a result of failure to report interest or dividend income. The Fund may refuse to accept an application that does not contain any required taxpayer identification number or certification that the number provided is correct. If the backup withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in shares, will be reduced by the amounts required to be withheld. Any amounts withheld may be credited against a shareholder's U.S. federal income tax liability. Investors should consult their tax advisers about the applicability of the backup withholding provisions.

Different tax treatment, including penalties on certain excess contributions and deferrals, certain pare-retirement and post-retirement distributions and certain prohibited transactions, is accorded to accounts maintained as qualified retirement plans. Shareholders should consult their tax advisers for more information.

The foregoing discussion relates solely to U.S. Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts or estates) subject to tax under such law. The discussion does not address special tax rules applicable to certain classes of investors, such as tax-exempt entities, insurance companies, and financial institutions. Dividends, capital gain distributions, and ownership of or gains realized on the redemption (including an exchange) of Fund shares may also be subject to state and local taxes. Shareholders should consult their own tax advisers as to the Federal, state or local tax consequences of ownership of shares of the Fund in their particular circumstances.

Non-U.S. investors not engaged in a U.S. trade or business with which their Fund investment is effectively connected will be subject to U.S. Federal income tax treatment that is different from that described above. These investors may be subject to non- resident alien withholding tax at the rate of 30% (or a lower rate under an applicable tax treaty) on amounts treated as ordinary dividends from the Fund and, unless an effective IRS Form W-8 or authorized substitute for Form W-8 is on file, to 31% backup withholding on certain other payments from the Fund. Non-U.S. investors should consult their tax advisers regarding such treatment and the application of foreign taxes to an investment in the Fund.

The Fund is not subject to Massachusetts corporate excise or franchise taxes. Provided that the Fund qualifies as a regulated investment company under the Code, it will also not be required to pay any Massachusetts income tax.

Hong Kong Taxes

Taxation of the Fund. The Fund will be subject to Hong Kong profits tax at the current rate of 16.5% if (i) it carries on business in Hong Kong and (ii) its profits are derived from a Hong Kong source. Dividends and capital gains are exempt from profits tax in any event, as are profits from trading in securities listed on exchanges outside Hong Kong. Profits from trading in securities listed on a Hong Kong exchange may in certain cases be subject to profits tax.

Taxation of Shareholders. There is no tax in Hong Kong on capital gains arising from the sale by an investor of shares of the Fund. However, in the case of certain investors (principally share traders, financial institutions and certain companies carrying on business in Hong Kong), such gains may be considered to be part of the investor's normal business profits and in such circumstances will be subject to Hong Kong profits tax at the current rate of 16.5% for corporations and 15% for individuals. Dividends which the Fund pays to its shareholders are not taxable in Hong Kong (whether through withholding or otherwise) under current legislation and practice. No Hong Kong stamp duty will be payable in respect of transactions in the Fund's shares provided that the register of shareholders is maintained outside of Hong Kong.

CALCULATION OF PERFORMANCE

The average annual total return on Class A shares of the Fund for the 1 year, 5 years and since commencement of operations on September 8, 1987 periods ended August 31, 1996 was (0.74)%, 10.53% and 6.96%, respectively. The average annual total return on Class B shares of the Fund for the year ended August 31, 1996 and since commencement of operations on March 7, 1994 was (1.20)% and (1.75)%, respectively.

Total return is computed by finding the average annual compounded rate of return over the 1 year, 5 year and life-of-fund periods that would equate the initial amount invested to the ending redeemable value according to the following formula:

     n
T = \ /ERV/P - 1

Where:

P =      a hypothetical initial investment of $1,000.

T =      average annual total return.

n =      number of years.

ERV = ending redeemable value of a hypothetical $1,000 investment made at the beginning of the 1 year, 5 years, and life-of-fund periods.

Because each share has its own sales charge and fee structure, the classes have different performance results. In the case of Class A or Class B shares, this calculation assumes the maximum sales charge is included in the initial investment or the CDSC is applied at the end of the period, respectively. This calculation assumes that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period. The "distribution rate" is determined by annualizing the result of dividing the declared dividends of the Fund during the period stated by the maximum offering price or net asset value at the end of the period. Excluding the Fund's sales charge from the distribution rate produces a higher rate.

In addition to average annual total returns, the Fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, and/or a series of redemptions, over any time period. Total returns may be quoted with or without taking the Fund's sales charge on Class A shares or the CDSC on Class B shares into account. Excluding the Fund's sales charge on Class A shares and the CDSC on Class B shares from a total return calculation produces a higher total return figure.

From time to time, in reports and promotional literature, the Fund's total return will be compared to indices of mutual funds such as Lipper Analytical Services, Inc.'s "Lipper - Mutual Fund Performance Analysis," a monthly publication which tracks net assets and total return on mutual funds in the United States. Ibottson and Associates, CDA Weisenberger and F.C. Towers are also used for comparison purposes as well as the Russell and Wilshire Indices.

Performance rankings and ratings reported periodically in national financial publications such as MONEY Magazine, FORBES, BUSINESS WEEK, THE WALL STREET JOURNAL, MICROPAL, INC., MORNINGSTAR, STANGER'S, BARRON'S, etc. may also be utilized. The Fund's promotional and sales literature may make reference to the Fund's "beta". Beta is a reflection of the market related risk of the Fund by showing how responsive the Fund is to the market.

The performance of the Fund is not fixed or guaranteed. Performance quotations should not be considered to be representations of performance of the Fund for any period in the future. The performance of the Fund is a function of many factors including its earnings, expenses and number of outstanding shares. Fluctuating market conditions; purchases, sales and maturities of portfolio securities; sales and redemptions of shares of beneficial interest; and changes in operating expenses are all examples of items that can increase or decrease the Fund's performance.

BROKERAGE ALLOCATION

Decisions concerning the purchase and sale of portfolio securities and the allocation of brokerage commissions are made by the Adviser pursuant to recommendations made by an investment committee of the Adviser, which consists of officers and directors of the Adviser, Sub-Advisers, and officers and Trustees who are interested persons of the Trust. Orders for purchases and sales of securities are placed in a manner which, in the opinion of the officers of the Adviser, will offer the best price and market for the execution of each such transaction. Purchases from underwriters of portfolio securities may include a commission or commissions paid by the issuer and transactions with dealers serving as market maker reflect a "spread." Debt securities are generally traded on a net basis through dealers acting for their own account as principals and not as brokers; no brokerage commissions are payable on these transactions.

In the U.S. and in some other countries, debt securities are traded principally in the over-the-counter market on a net basis through dealers acting for their own account and not as brokers. In other countries, both debt and equity securities are traded on exchanges at fixed commission rates. Commissions on foreign transactions are generally higher than the negotiated commission rates available in the U.S. There is generally less government supervision and regulation of foreign stock exchanges and broker-dealers than in the U.S.

The Fund's primary policy is to execute all purchases and sales of portfolio instruments at the most favorable prices consistent with best execution, considering all of the costs of the transaction including brokerage commissions. This policy governs the selection of brokers and dealers and the market in which a transaction is executed. Consistent with the foregoing primary policy, the

Rules of Fair Practice of the National Association of Securities Dealers, Inc. and such other policies as the Trustees may determine, the Adviser or a Sub-Adviser may consider sales of shares of the Fund as a factor in the selection of broker-dealers to execute the Fund's portfolio transactions.

To the extent consistent with the foregoing, the Fund will be governed in the selection of brokers and dealers, and the negotiation of brokerage commission rates and dealer spreads, by the reliability and quality of the services, including primarily the availability and value of research information and to a lesser extent statistical assistance furnished to the Adviser and the Sub-Advisers of the Fund, and their value and expected contribution to the performance of the Fund. It is not possible to place a dollar value on information and services to be received from brokers and dealers, since it is only supplementary to the research efforts of the Adviser and the Sub-Advisers. The receipt of research information is not expected to reduce significantly the expenses of the Adviser. The research information and statistical assistance furnished by brokers and dealers may benefit the Life Company or other advisory clients of the Adviser or Sub-Advisers, and, conversely, brokerage commissions and spreads paid by other advisory clients of the Adviser and Sub-Advisers may result in research information and statistical assistance beneficial to the Fund. The Fund will make no commitment to allocate portfolio transactions upon any prescribed basis. While the Adviser, in consultation with the Sub-Advisers, will be primarily responsible for the allocation of the Fund's brokerage business, the policies and practices of the Adviser and Sub-Advisers in this regard must be consistent with the foregoing and at all times be subject to review by the Trustees. For the fiscal years ended August 31, 1994, 1995 and 1996 the Fund paid negotiated brokerage commissions of $405,841, $246,610 and $530,822, respectively.

As permitted by Section 28(e) of the Securities Exchange Act of 1934, the Fund may pay to a broker-dealer which provides brokerage and research services to the Fund an amount of disclosed commission in excess of the commission which another broker- dealer would have charged for effecting that transaction. This practice is subject to a good faith determination by the Trustees that such price is reasonable in light of the services provided and to such policies as the Trustees may adopt from time to time. During the fiscal year ended August 31, 1996, the Fund did not pay commissions as compensation to any brokers for research services such as industry, economic and company reviews and evaluations of securities.

The Adviser's indirect parent, the Life Company, is the indirect sole shareholder of John Hancock Distributors, Inc., a broker-dealer ("Distributors or "Affiliated Broker"). Also included is W.I. Carr Group, a British brokerage firm specializing in Asian securities, which is directly owned by Banque Indosuez, one of the indirect parents of IAAL. Pursuant to procedures determined by the Trustees and consistent with the above policy of obtaining best net results, the Fund may execute portfolio transactions with or through Affiliated Brokers. For the fiscal year ended August 31, 1996, the Fund paid no brokerage commissions to any Affiliated Broker.

Distributors may act as broker for the Fund on exchange transactions, subject, however, to the general policy of the Fund set forth above and the procedures adopted by the Trustees pursuant to the Investment Company Act. Commissions paid to an Affiliated Broker must be at least as favorable as those which the

Trustees believe to be contemporaneously charged by other brokers in connection with comparable transactions involving similar securities being purchased or sold. A transaction would not be placed with an Affiliated Broker if the Fund would have to pay a commission rate less favorable than the Affiliated Broker's contemporaneous charges for comparable transactions for its other most favored, but unaffiliated, customers except for accounts for which the Affiliated Broker acts as clearing broker for another brokerage firm, and any customers of the Affiliated Broker not comparable to the Fund as determined by a majority of the Trustees who are not interested persons (as defined in the Investment Company
Act) of the Fund, the Adviser or the Affiliated Broker. Because the Adviser and the Sub-Adviser, which are affiliated with the Affiliated Brokers, have, as investment advisers to the Fund, the obligation to provide investment management services, which includes elements of research and related investment skills, such research and related skills will not be used by the Affiliated Broker as a basis for negotiating commissions at a rate higher than that determined in accordance with the above criteria.

Other investment advisory clients advised by the Adviser may also invest in the same securities as the Fund. When these clients buy or sell the same securities at substantially the same time, the Adviser may average the transactions as to price and allocate the amount of available investments in a manner which the Adviser believes to be equitable to each client, including the Fund. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtainable for it. On the other hand, to the extent permitted by law, the Adviser may aggregate securities to be sold or purchased for the Fund with those to be sold or purchased for other clients managed by it in order to obtain best execution.

TRANSFER AGENT SERVICES

John Hancock Signature Services, Inc., P.O. Box 9116, Boston, MA 02205-9116, a wholly owned indirect subsidiary of the Life Company, is the transfer and dividend paying agent for the Fund. The Fund pays an annual fee of $19.00 for each Class A shareholder and $21.50 for each Class B shareholder, plus certain out-of-pocket expenses. These expenses are aggregated and charged to the Fund and allocated to each class on the basis of their relative net asset values.

CUSTODY OF PORTFOLIO

Portfolio securities of the Fund are held pursuant to a custodian agreement between the Fund and State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110. Under the custodian agreement, State Street Bank and Trust Company performs custody, portfolio and fund accounting services.

INDEPENDENT AUDITORS

The independent auditors of the Fund are Price Waterhouse LLP, 160 Federal Street, Boston, Massachusetts 02110. Price Waterhouse LLP audits and renders an opinion on the Fund's annual financial statements and reviews the Fund's annual Federal income tax return.

FINANCIAL STATEMENTS

APPENDIX

RATINGS

The Fund's investments in debt securities must be in obligations rated Baa or better by Moody's Signature Services, Inc. ("Moody's") or BBB or better by Standard & Poor's Ratings Group ("Standard & Poor's") or be of comparable quality in the judgment of the Adviser or a Sub-Adviser if no rating has been assigned by either service.

Moody's describes its four highest ratings for corporate bonds as follows:

"Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as 'gilt edge'. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

"Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

"Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future."

"Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Standard & Poor's describes its four highest ratings for corporate bonds as follows:

         "AAA. Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

         "AA. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

         "A. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories."

        "BBB. Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

                                     PART C.

                                OTHER INFORMATION

Item 24. Financial Statements and Exhibits

         (a) The financial statements listed below are included in and incorporated by reference into Part B of the Registration Statement from the 1996 Annual Report to Shareholders for the year ended August 31, 1996 (filed electronically on October 21, 1996, file nos. 811-4932 and 33-10722; accession number 0000928816-96-000305):

        John Hancock Pacific Basin Fund
        Statement of Assets and Liabilities as of August 31, 1996. Statement of Operations of the year ended August 31, 1996. Statement of Changes in Net Asset for each of the two years ended August 31, 1996.
        Financial Highlights for each of the years ended August 31, 1996. Notes to Financial Statements.
        Schedule of Investments as of August 31, 1996.
        Report of Independent Auditors.

        John Hancock Global Rx Fund
        Statement of Assets and Liabilities as of August 31, 1996. Statement of Operations of the year ended August 31, 1996. Statement of Changes in Net Asset for each of the two years ended August 31, 1996.
        Financial Highlights for each of the years ended August 31, 1996. Notes to Financial Statements.
        Schedule of Investments as of August 31, 1996.
        Report of Independent Auditors.

        John Hancock Global Marketplace Fund
        Statement of Assets and Liabilities as of August 31, 1996. Statement of Operations of the year ended August 31, 1996. Statement of Changes in Net Asset for each of the two years ended August 31, 1996.
        Financial Highlights for each of the years ended August 31, 1996. Notes to Financial Statements.
        Schedule of Investments as of August 31, 1996.
        Report of Independent Auditors.

        The exhibits to this Registration Statement are listed in the Exhibits Index hereto and are incorporated herein by reference.

Item 25. Persons Controlled by or under Common Control with Registrant

         No person is directly or indirectly controlled by or under common control with Registrant.

Item 26. Number of Holders of Securities

         As of December 2, 1996, the number of record holders of shares of Registrant was as follows:

                                                                              Number of Record
                  Series                             Title of Class               Holders
                  ------                             --------------               -------
(Shares of Beneficial Interest, without par value)

John Hancock Pacific Basin Fund                         Class A                    9,256
                                                        Class B                    6,155

John Hancock Global Rx Fund                             Class A                    6,945
                                                        Class B                    5,768

John Hancock Global Marketplace Fund                    Class A                    3,788
                                                        Class B                    3,661

Item 27.  Indemnification

         (a) Under Registrant's Declaration of Trust. Sections 4.1, 4.2 and 4.3 of Article VI of the Registrant's Amended and Restated Declaration of Trust provide for indemnification of the Registrant's Trustees and Officers under certain circumstances. A copy of the Registrant's Amended and Restated Declaration of Trust is attached as Exhibit 1 to this Post-Effective Amendment No. 18 to the Registration Statement of the Registrant.

         (b)  Under  the  Distribution  Agreement.   Under  Section  12  of  the
Distribution Agreement, John Hancock Funds, Inc. ("John Hancock Funds" ) has agreed to indemnify the Registrant and its Trustees, officers and controlling persons against claims arising out of certain acts and statements of John Hancock Funds.

         Section 9(a) of the By-Laws of the Insurance Company provides, in effect, that the Insurance Company will, subject to limitations of law, indemnify each present and former director, officer and employee of the of the Insurance Company who serves as a Trustee or officer of the Registrant at the direction or request of the Insurance Company against litigation expenses and liabilities incurred while acting as such, except that such indemnification does not cover any expense or liability incurred or imposed in connection with any matter as to which such person shall be finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interests of the Insurance Company. In addition, no such person will be indemnified by the Insurance Company in respect of any liability or expense incurred in connection with any matter settled without final adjudication unless such settlement shall have been approved as in the best interests of the Insurance Company either by vote of the Board of Directors at a meeting composed of directors who have no interest in the outcome of such vote, or by vote of the policyholders. The Insurance Company may pay expenses incurred in defending an action or claim in advance of its final disposition, but only upon receipt of an undertaking by the person indemnified to repay such payment if he should be determined to be entitled to indemnification.

         Article IX of the respective By-Laws of John Hancock Funds and the Adviser provide as follows:

"Section 9.01. Indemnity: Any person made or threatened to be made a party to any action, suit or proceeding, whether civil, criminal, administrative or investigative, by reason of the fact that he is or was at any time since the inception of the Corporation a serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, shall be indemnified by the Corporation against expenses (including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and the liability was not incurred by reason of gross negligence or reckless disregard of the duties involved in the conduct of his office, and expenses in connection therewith may be advanced by the Corporation, all to the full extent authorized by the law."

"Section 9.02. Not Exclusive; Survival of Rights: The indemnification provided by Section 9.01 shall not be deemed exclusive of any other right to which those indemnified may be entitled, and shall continue as to a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such as person."

Insofar as indemnification for liabilities under the Securities Act of 1933 (the "Act") may be permitted to Trustees, officers and controlling persons of Registrant pursuant to the Registrant's Amended and Restated Articles of
Incorporation, Article 10.1 of the Registrant's By-Laws, The underwriting Agreement, the By-Laws of Distributors, the Adviser, or the Insurance Company or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28. Business and Other Connections of Investment Advisers

         For information as to the business, profession, vocation or employment of a substantial nature of each of the officers and Directors of the Investment Adviser, reference is made to Forms ADV (801-8124) filed under the Investment Advisers Act of 1940, herein incorporated by reference.

         (b) Subadviser

         Registrant's subadvisers, John Hancock Advisers International Limited ("JHAIL"), 34 Dover Street, WIX 3RA, London, England and Indosuez Asia Advisers Limited ("Indosuez "), Suite 2606-2608, One Exchange Square, Central, Hong Kong, also acts as investment adviser to other Investment Company clients. Information pertaining to the officers and directors of JHAIL and Indosuez and their affiliations is set forth in the Form ADV of JHAIL (File No. 801-29498)and Indosuez (File No. 801-45773 which are hereby incorporated by reference.

         (a) The Registrant's sole principal underwriter is JH Funds, Inc., which also acts as principal underwriter for the following investment companies: John Hancock Institutional Series Trust, John Hancock
         Capital Series, John Hancock Sovereign Bond Fund, John Hancock Sovereign Investors Fund, Inc., John Hancock Special Equities Fund, John Hancock Strategic Series, John Hancock Tax-Exempt Series Fund, John Hancock Limited Term Government Fund, John Hancock World Fund, Freedom Investment Trust, Freedom Investment Trust II, John Hancock Investment Trust IV, John Hancock Bond Fund, John Hancock California Tax-Free Income Fund, John Hancock Cash Reserve, Inc., John Hancock Current Interest, John Hancock Investment Trust, John Hancock Series Trust and John Hancock Tax-Free Bond Fund.

         (b) The following table lists, for each director and officer of JH Funds, Inc., the information indicated.


       Name and Principal                Positions and Offices               Positions and Offices
        Business Address                    with Underwriter                    with Registrant
        ----------------                    ----------------                    ---------------
Edward J. Boudreau, Jr.            Director, Chairman, President and      Trustee, Chairman and Chief
101 Huntington Avenue                   Chief Executive Officer                Executive Officer
Boston, Massachusetts

Robert H. Watts                         Director, Executive Vice                      None
John Hancock Place                   President and Chief Compliance
P.O. Box 111                                    Officer
Boston, Massachusetts

Robert G. Freedman                              Director                    Vice Chairman and Chief
101 Huntington Avenue                                                          Investment Officer
Boston, Massachusetts

Stephen M. Blair                        Executive Vice President                      None
101 Huntington Avenue
Boston, Massachusetts

Anne C. Hodsdon                                 Director                       President, Trustee
101 Huntington Avenue
Boston, Massachusetts

James W. McLaughlin                      Senior Vice President                        None
101 Huntington Avenue                             and
Boston, Massachusetts                   Chief Financial Officer

David A. King                                   Director                              None
101 Huntington Avenue
Boston, Massachusetts

James B. Little                          Senior Vice President          Senior Vice President and Chief
101 Huntington Avenue                                                          Financial Officer
Boston, Massachusetts

William S. Nichols                       Senior Vice President                        None
101 Huntington Avenue
Boston, Massachusetts


                                      C-5


       Name and Principal                Positions and Offices               Positions and Offices
        Business Address                    with Underwriter                    with Registrant
        ----------------                    ----------------                    ---------------

John A. Morin                        Vice President and Secretary              Vice President
101 Huntington Avenue
Boston, Massachusetts

Susan S. Newton                             Vice President                     Vice President
101 Huntington Avenue                                                           and Secretary
Boston, Massachusetts

Christopher M. Meyer                   Second Vice President and                    None
101 Huntington Avenue                          Treasurer
Boston, Massachusetts

Stephen L. Brown                               Director                             None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

Thomas E. Moloney                              Director                             None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

Jeanne M. Livermore                            Director                             None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

Richard S. Scipione                            Director                            Trustee
John Hancock Place
P.O. Box 111
Boston, Massachusetts

Richard O. Hansen                              Director                             None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

John M. DeCiccio                               Director                              None
John Hancock Place
P.O. Box 111
Boston, Massachusetts


                                      C-6


       Name and Principal                Positions and Offices               Positions and Offices
        Business Address                    with Underwriter                    with Registrant
        ----------------                    ----------------                    ---------------

Foster  L. Aborn                               Director                              None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

David F. D'Alessandro                          Director                              None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

William C. Fletcher                            Director                              None
53 State Street
Boston, Massachusetts

James V. Bowhers                       Executive Vice President                      None
101 Huntington avenue
Boston, Massachusetts

Michael T. Carpenter                     Senior Vice President                       None
1000 Louisiana Street
Houston, Texas

Anthony P. Petrucci                      Senior Vice President                       None
101 Huntington Avenue
Boston, Massachusetts

Karen F. Walsh                              Vice President                           None
101 Huntington Avenue
Boston, Massachusetts

Charles H. Womack                        Senior Vice President                       None
6501 Americas Parkway
Suite 950
Albuquerque, New Mexico

Keith Harstein                           Senior Vice President                       None
101 Huntington Avenue
Boston, Massachusetts

Griselda Lyman                              Vice President                           None
101 Huntington Avenue
Boston, Massachusetts

         (c) None.

Item 30. Location of Accounts and Records

         The Registrant maintains the records required to be maintained by it under Rules 31a-1 (a), 31a-1(b), and 31a-2(a) under the Investment Company Act of 1940 at its principal executive offices at 101 Huntington Avenue, Boston Massachusetts 02199-7603. Certain records, including records relating to Registrant's shareholders and the physical possession of its securities, may be maintained pursuant to Rule 31a-3 at the main offices of Registrant's Transfer Agent and Custodian.

Item 31. Management Services

         Not applicable.

Item 32. Undertakings

         (a) Not applicable

         (b) Not applicable

         (c) Registrant hereby undertakes to furnish each person to whom a prospectus with respect to a series of the Registrant is delivered with a copy of the latest annual report to shareholders with respect to that series upon request and without charge.

Item 30. Location of Accounts and Records

Registrant  maintains  the records  required to be  maintained by it under Rules
31a-1 (a), 31a-a(b), and 31a-2(a) under the Investment Company Act of 1940 as its principal executive offices at 101 Huntington Avenue, Boston Massachusetts 02199-7603. Certain records, including records relating to Registrant's shareholders and the physical possession of its securities, may be maintained pursuant to Rule 31a-3 at the main office of Registrant's Transfer Agent and Custodian.

Item 31. Management Services

         Not applicable.

Item 32. Undertakings

         (a) Not applicable.

         (b) Not applicable

         (c) The Registrant on behalf of each of its each of its series undertakes to furnish each person to whom a prospectus is delivered with a copy of such series' annual report to shareholders, upon request and without charge.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements of the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston, and the Commonwealth of Massachusetts on the 20th day of December, 1996.

                                           JOHN HANCOCK WORLD FUND

                                           By: _________________________________
                                               Edward J. Boudreau, Jr.*,Chairman

         Pursuant to the requirements of the Securities Act of 1933, the Registration has been signed below by the following persons in the capacities and on the dates indicated.

             Signature                            Title                                   Date
             ---------                            -----                                   ----

------------------------            Chairman
Edward J. Boudreau, Jr.*            (Principal Executive Officer)


/s/James B. Little
------------------------            Senior Vice President and Chief                  December 20, 1996
James B. Little                     Financial Officer (Principal
                                    Financial and Accounting Officer)


------------------------            Trustee
Dennis S. Aronowitz*


------------------------            Trustee
Richard P. Chapman, Jr.*


------------------------            Trustee
William J. Cosgrove*


------------------------            Trustee
Gail D. Fosler*


------------------------            Trustee
Anne C. Hodsdon*


------------------------            Trustee
Richard S. Scipione*


------------------------            Trustee
Edward J. Spellman


/s/Susan S. Newton                                                                   December 20, 1996
------------------------
Susan S. Newton, Attorney In Fact
under Powers of Attorney dated
May 21, 1996 filed herewith.

                                    EXHIBIT INDEX


Exhibit No.                        Description
-----------                        -----------

99.B1 Declaration of Trust of Registrant as amended and restated February 8, 1994.*

99.B1.1            Establishment and Designation of Class A Shares, Class
                   B Shares and Class C Shares of Beneficial Interest of John Hancock Pacific Basin Equities Fund and Class A Shares and Class B Shares for John Hancock Global Rx Fund dated February 8, 1994.*

99.B1.2 Establishment and Designation of Class A Shares and Class B Shares of Beneficial Interest of John Hancock Global Retail Fund dated September 27, 1994.*

99.B1.3            Abolition of Class C Shares of Beneficial Interest of
                   John Hancock Pacific Basin Equities Fund dated May 1, 1995.*

99.B1.4 Instrument Changing Names of Series of Shares of the Trust dated September 27, 1994.*

99.B1.5 Written Consent of Sole Shareholder of John Hancock Global Retail Fund dated September 28, 1994.*

99.B1.6 Instrument Changing Names of Series of Shares of the Trust dated December 12, 1995.*

99.B1.7 Amendment to Amended and Restated Declaration of Trust dated March 5, 1996.+

99.B2              By-Laws as adopted on February 8, 1994.*

99.B2.1            Amendment to By-Laws dated March 6, 1996.+

99.B3              None

99.B4 Specimen share certificate for the John Hancock Pacific Basin Equities Fund Classes A and B.*

99.B4.1 Specimen share certificate for the John Hancock Global Rx Fund Classes A and B.*

99.B5 Investment Management Contract between Registrant and John Hancock Advisers, Inc. May 5, 1987.*

99.B5.1            Amendment to Investment Management Contract dated
                   December 19, 1989.*

Exhibit No.                        Description
-----------                        -----------

99.B5.2 Investment Management Contract between John Hancock Global Rx Fund and John Hancock Advisers, Inc. dated June 24, 1991.*

99.B5.3 Investment Management Contract between John Hancock Global Retail Fund and John Hancock Advisers, Inc. dated September 28, 1994.*

99.B5.4 Sub-Investment Management Contract between Registrant, John Hancock Advisers and John Hancock*

99.B5.5 Sub-Advisory Agreement between John Hancock Advisers, Inc. and Indosuez Asia Advisers, Limited dated
                    July 18, 1996.+

99.B6 Distribution Agreement with Registrant and John Hancock Broker Distribution Services, Inc. dated August 1, 1991.*

99.B6.1 Amendment to Distribution Services Agreement with John Hancock Global Rx and John Hancock Broker Services, Inc. dated October 1, 1991.*

99.B6.2 Amendment to Distribution Services Agreement with John Hancock Global Retail and John Hancock Broker Services, Inc. dated September 30, 1994.*

99.B6.3 Form of Soliciting Dealer Agreement between John Hancock Broker Distribution Services, Inc. and Selected Dealers.*

99.B7               None

99.B8 Master Custodian Agreement between Registrant and State Street Bank & Trust Company.*

99.B8.1 Amendment to Master Custodian Agreement between John Hancock Global Retail Fund dated September 28, 1994.*

99.B8.2             Amendment to Master Custodian Agreement.*

99.B9 Transfer Agency and Service Agreement between Registrant and John Hancock Fund Services, Inc. dated January 1, 1991.*

99.B9.1 Amendment to Transfer Agency and Service Agreement between John Hancock Global Rx Fund and John Hancock Fund Services, Inc. dated June 24, 1991.*

99.B9.2 Amendment to Transfer Agency and Service Agreement between John Hancock Global Retail Fund and John Hancock Fund Services, Inc. dated September 28, 1994.*

99.B9.3 Accounting and Legal Services Agreement between John Hancock Advisers, Inc. and Registrant as of January 1, 1996.**

Exhibit No.                        Description
-----------                        -----------

99.B10             None

99.B11             Consent of Price Waterhouse LLP.+

99.B12             Not applicable.

99.B13             Subscription Agreement between Registrant and John
                   Hancock Advisers, Inc.*

99.B14             None

99.B15 Class A Distribution Plan between John Hancock Global Retail Fund and John Hancock Funds, Inc.*

99.B15.1 Class B Distribution Plan between John Hancock Global Retail Fund and John Hancock Funds, Inc.*

99.B15.2 Class A Distribution Plan between John Hancock Global Rx Fund and John Hancock Funds, Inc.*

99.B15.3 Class A Distribution Plan between John Hancock Pacific Basin Equities Fund and John Hancock Funds, Inc.*

99.B15.4 Class B Distribution Plan between John Hancock Pacific Basin Equities Fund and John Hancock Funds, Inc.*

99.B15.5 Class B Distribution Plan between John Hancock Global Rx Fund and John Hancock Funds, Inc.*

99.B16             Schedule for Computation of Total Return.*

99.B17             Powers of Attorney.+

27.1A              Pacific Basin
27.1B              Pacific Basin
27.2A              Global Rx
27.2B              Global Rx
27.3A              Global Marketplace
27.3B              Global Marketplace

* Previously filed electronically with post-effective amendment number 18 (file nos. 811-4932 and 33-10722) on December , 1995, accession number 0000950135-95-002745.

** Previously filed electronically with post-effective amendment number 19 (file nos. 811-4932 and 33-10722) on July 1, 1996 accession number 0001010521-96-000117.

+    Filed herewith.